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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-7452


                          AIM Variable Insurance Funds
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

     Robert H. Graham    11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 9/30/04

Item 1. Schedule of Investments.

                       AIM V.I. AGGRESSIVE GROWTH FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              VIAGRO-QTR-1 9/04           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                                        MARKET
                                                                                            SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--94.26%
ADVERTISING--1.85%
Lamar Advertising Co.-Class A(a)                                                            25,900                    $   1,077,699
-----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                          22,100                        1,614,626
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,692,325
===================================================================================================================================

AIR FREIGHT & LOGISTICS--0.47%
Robinson (C.H.) Worldwide, Inc.                                                             14,800                          686,572
===================================================================================================================================

AIRLINES--0.52%
Southwest Airlines Co.                                                                      55,500                          755,910
===================================================================================================================================

APPAREL RETAIL--4.45%
Aeropostale, Inc.(a)                                                                        25,750                          674,650
-----------------------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                                                                   36,500                          854,100
-----------------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.                                                                           35,300                          836,610
-----------------------------------------------------------------------------------------------------------------------------------
Limited Brands                                                                              67,800                        1,511,262
-----------------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                                                              36,600                        1,063,230
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)                                                      73,550                        1,548,227
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,488,079
===================================================================================================================================

APPLICATION SOFTWARE--3.26%
Amdocs Ltd. (United Kingdom)(a)                                                             45,600                          995,448
-----------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.(a)                                                                     52,900                          926,808
-----------------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                                                                    40,300                        1,431,456
-----------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.(a)                                                                40,000                        1,395,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,748,912
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--4.95%
Affiliated Managers Group, Inc.(a)                                                          21,950                        1,175,203
-----------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                          62,000                        2,798,060
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                            33,000                        1,757,910
-----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Group Inc.                                                                    29,300                        1,492,542
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,223,715
===================================================================================================================================

BIOTECHNOLOGY--2.57%
Amylin Pharmaceuticals, Inc.(a)                                                             45,600                          935,712
-----------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.(a)                                                                         21,900                        1,204,281
-----------------------------------------------------------------------------------------------------------------------------------
NPS Pharmaceuticals, Inc.(a)                                                                32,600                          710,028
-----------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                                                                14,600                          897,316
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,747,337
===================================================================================================================================

VIAGRO-QTR-1

                                                                                                                        MARKET
                                                                                            SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV--2.46%
Entercom Communications Corp.(a)                                                            25,600                    $     836,096
-----------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc.-Class D(a)                                                                  54,700                          778,381
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)                                                    62,295                        1,969,145
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,583,622
===================================================================================================================================

BUILDING PRODUCTS--0.97%
American Standard Cos. Inc.(a)                                                              36,300                        1,412,433
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--5.01%
Avaya Inc.(a)                                                                               91,000                        1,268,540
-----------------------------------------------------------------------------------------------------------------------------------
Avocent Corp.(a)                                                                            24,700                          642,941
-----------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.(a)                                                               109,900                        2,069,417
-----------------------------------------------------------------------------------------------------------------------------------
Plantronics, Inc.                                                                           38,700                        1,673,388
-----------------------------------------------------------------------------------------------------------------------------------
Polycom, Inc.(a)                                                                            37,000                          733,340
-----------------------------------------------------------------------------------------------------------------------------------
Tekelec(a)                                                                                  55,000                          917,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,305,026
===================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--1.09%
Best Buy Co., Inc.                                                                          29,300                        1,589,232
===================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.65%
Joy Global Inc.                                                                             27,700                          952,326
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--7.72%
Alliance Data Systems Corp.(a)                                                             109,900                        4,457,544
-----------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.(a)                                                                             73,285                        2,554,715
-----------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                               54,400                        1,640,160
-----------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                                                               109,900                        2,612,323
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         11,264,742
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--3.58%
Cintas Corp.                                                                                55,000                        2,312,200
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (The)                                                         24,000                        1,469,760
-----------------------------------------------------------------------------------------------------------------------------------
CoStar Group Inc.(a)                                                                        29,300                        1,441,267
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,223,227
===================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--2.03%
Cooper Industries, Ltd.-Class A (Bermuda)                                                   20,400                        1,203,600
-----------------------------------------------------------------------------------------------------------------------------------
EnerSys(a)                                                                                  81,200                        1,043,420
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                   18,500                          715,950
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,962,970
===================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.91%
Agilent Technologies, Inc.(a)                                                               55,000                        1,186,350
-----------------------------------------------------------------------------------------------------------------------------------
Littelfuse, Inc.(a)                                                                         18,100                          624,993
-----------------------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                                             29,300                          974,225
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,785,568
===================================================================================================================================

VIAGRO-QTR-1

                                                                                                                        MARKET
                                                                                            SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EMPLOYMENT SERVICES--2.16%
Robert Half International Inc.                                                             122,000                    $   3,143,940
===================================================================================================================================

GENERAL MERCHANDISE STORES--0.85%
Family Dollar Stores, Inc.                                                                  45,800                        1,241,180
===================================================================================================================================

HEALTH CARE DISTRIBUTORS--0.47%
Henry Schein, Inc.(a)                                                                       10,900                          679,179
===================================================================================================================================

HEALTH CARE EQUIPMENT--2.92%
Fisher Scientific International Inc.(a)                                                     44,000                        2,566,520
-----------------------------------------------------------------------------------------------------------------------------------
Hospira, Inc.(a)                                                                            24,200                          740,520
-----------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                           55,300                          952,266
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,259,306
===================================================================================================================================

HEALTH CARE FACILITIES--1.88%
Health Management Associates, Inc.-Class A                                                  35,300                          721,179
-----------------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                                                                25,500                          765,255
-----------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                                                                    36,600                        1,260,504
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,746,938
===================================================================================================================================

HEALTH CARE SERVICES--4.84%
Caremark Rx, Inc.(a)                                                                        91,600                        2,937,612
-----------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.(a)                                                                             43,900                        1,367,485
-----------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.(a)                                                                    29,100                        1,901,394
-----------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                                                             27,500                          849,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,056,241
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.77%
Royal Caribbean Cruises Ltd. (Liberia)                                                      25,600                        1,116,160
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--2.02%
Textron Inc.                                                                                45,800                        2,943,566
===================================================================================================================================

INDUSTRIAL MACHINERY--1.40%
Danaher Corp.                                                                               15,000                          769,200
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                 20,000                        1,268,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,037,400
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--2.41%
Ameritrade Holding Corp.(a)                                                                 73,300                          880,333
-----------------------------------------------------------------------------------------------------------------------------------
Edwards (A.G.), Inc.                                                                        17,200                          595,464
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                               25,600                        2,040,832
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,516,629
===================================================================================================================================

VIAGRO-QTR-1

                                                                                                                        MARKET
                                                                                            SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES--2.23%
Acxiom Corp.                                                                                44,000                    $   1,044,560
-----------------------------------------------------------------------------------------------------------------------------------
Anteon International Corp.(a)                                                               17,700                          648,705
-----------------------------------------------------------------------------------------------------------------------------------
CACI International Inc.-Class A(a)                                                          29,500                        1,557,010
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,250,275
===================================================================================================================================

LEISURE PRODUCTS--0.69%
Brunswick Corp.                                                                             22,000                        1,006,720
===================================================================================================================================

MOVIES & ENTERTAINMENT--0.87%
Regal Entertainment Group-Class A                                                           66,700                        1,273,970
===================================================================================================================================

OIL & GAS DRILLING--0.87%
Patterson-UTI Energy, Inc.(b)                                                               43,400                          827,638
-----------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.(a)                                                                22,600                          447,254
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,274,892
===================================================================================================================================

PHARMACEUTICALS--2.71%
Barr Pharmaceuticals Inc.(a)                                                                36,700                        1,520,481
-----------------------------------------------------------------------------------------------------------------------------------
Impax Laboratories, Inc.(a)                                                                 72,100                        1,107,456
-----------------------------------------------------------------------------------------------------------------------------------
IVAX Corp.(a)                                                                               69,250                        1,326,138
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,954,075
===================================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.87%
CB Richard Ellis Group, Inc.-Class A(a)                                                     54,600                        1,261,260
===================================================================================================================================

RESTAURANTS--3.60%
Brinker International, Inc.(a)                                                              55,400                        1,725,710
-----------------------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                                            36,600                        1,320,528
-----------------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                                          44,000                        1,226,280
-----------------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                 28,900                          971,040
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,243,558
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--2.92%
KLA-Tencor Corp.(a)                                                                         36,800                        1,526,464
-----------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(a)                                                                   73,200                        1,946,388
-----------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.(a)                                          25,500                          787,950
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,260,802
===================================================================================================================================

SEMICONDUCTORS--5.46%
AMIS Holdings, Inc.(a)                                                                      81,000                        1,095,120
-----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                                                                   45,400                        1,238,966
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)                                                      108,700                        1,035,911
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)(b)                                               27,500                          718,575
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                                   72,600                        1,948,584
-----------------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.(a)                                                                  72,700                          874,581
-----------------------------------------------------------------------------------------------------------------------------------
Semtech Corp.(a)                                                                            54,800                        1,050,516
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,962,253
===================================================================================================================================

VIAGRO-QTR-1

                                                                                                                        MARKET
                                                                                            SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS--0.45%
Valspar Corp. (The)                                                                         14,100                    $     658,188
===================================================================================================================================


SPECIALTY STORES--4.78%
Linens 'n Things, Inc.(a)                                                                   36,400                          843,388
-----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                               91,300                        2,722,566
-----------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                               36,600                        1,125,084
-----------------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co.(a)                                                                       36,900                        1,160,136
-----------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                                                                    29,800                        1,118,990
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,970,164
===================================================================================================================================

SYSTEMS SOFTWARE--0.55%
Symantec Corp.(a)(b)                                                                        14,600                          801,248
===================================================================================================================================

TECHNOLOGY DISTRIBUTORS--1.46%
CDW Corp.                                                                                   36,800                        2,135,504
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.78%
New York Community Bancorp, Inc.                                                            55,113                        1,132,021
===================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--1.07%
MSC Industrial Direct Co., Inc.-Class A                                                     45,800                        1,560,864
===================================================================================================================================

TRUCKING--1.74%
Sirva Inc.(a)                                                                              111,100                        2,544,190
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $123,992,662)                                                                               $ 137,452,519
===================================================================================================================================

MONEY MARKET FUNDS--5.74%
Liquid Assets Portfolio-Institutional Class(c)                                                                            4,188,057
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)                                                                               4,188,057
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $8,376,114)                                                                                8,376,114
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.00% (Cost $132,368,776)                                                                        $ 145,828,633
===================================================================================================================================

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) A portion of this security is subject to call options written. See Note 1C and Note 3.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2. See accompanying notes which are an integral part of this schedule.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers

VIAGRO-QTR-1
    and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor. The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                         MARKET                                        UNREALIZED        MARKET                      REALIZED
                         VALUE         PURCHASES       PROCEEDS       APPRECIATION       VALUE         DIVIDEND        GAIN
      FUND              12/31/03        AT COST       FROM SALES     (DEPRECIATION)     09/30/04        INCOME        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class   $ 2,318,243    $33,011,410    $  (31,141,596)   $         --     $ 4,188,057    $  25,907      $     --
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class     2,318,243     33,011,410       (31,141,596)             --       4,188,057       25,907            --
=============================================================================================================================
       TOTAL          $ 4,636,486    $66,022,820    $  (62,283,192)   $         --     $ 8,376,114    $  52,721      $     --
=============================================================================================================================

VIAGRO-QTR-1

NOTE 3 -- OPTION CONTRACTS WRITTEN

                                TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                                                             CALL OPTION CONTRACTS
                                                                                ------------------------------------------------
                                                                                  NUMBER OF                         PREMIUMS
                                                                                  CONTRACTS                         RECEIVED
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       --                      $           --
--------------------------------------------------------------------------------------------------------------------------------
Written                                                                                1,018                              58,155
--------------------------------------------------------------------------------------------------------------------------------
Closed                                                                                  (163)                            (14,813)
--------------------------------------------------------------------------------------------------------------------------------
Exercised                                                                                 --                                  --
--------------------------------------------------------------------------------------------------------------------------------
Expired                                                                                   --                                  --
--------------------------------------------------------------------------------------------------------------------------------
End of period                                                                            855                      $       43,342
================================================================================================================================


                                             OPEN OPTIONS WRITTEN AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     SEPTEMBER 30,     UNREALIZED
                                                    CONTRACT     STRIKE    NUMBER OF    PREMIUMS         2004         APPRECIATION
ISSUE                                                MONTH       PRICE     CONTRACTS    RECEIVED     MARKET VALUE    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.                        Nov-04     $  30.0         275     $   18,699   $    16,500     $        2,199
(Bermuda)
-----------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                           Nov-04        20.0         434         12,525        22,785            (10,260)
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                       Oct-04        55.0         146         12,118        18,615             (6,497)
-----------------------------------------------------------------------------------------------------------------------------------
Total outstanding options written                                               855     $   43,342   $    57,900     $      (14,558)
===================================================================================================================================


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $157,619,791and $161,998,214, respectively.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                                                        $     16,498,276
----------------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                                            (4,075,791)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                                              $     12,422,485
==================================================================================================================================

Cost of investments for tax purposes is $133,406,148.

VIAGRO-QTR-1

                             AIM V.I. BALANCED FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              VIBAL-QTR-1 9/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                       MARKET
                                                                                   SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------
STOCKS & OTHER EQUITY
INTERESTS--63.85%
ADVERTISING--2.47%
Interpublic Group of Cos., Inc. (The)(a)                                           70,000          $      741,300
-----------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                 24,700               1,804,582
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,545,882
=================================================================================================================
AEROSPACE & DEFENSE--1.18%
Honeywell International Inc.                                                       33,800               1,212,068
-----------------------------------------------------------------------------------------------------------------
ALUMINUM--1.11%
Alcoa Inc.                                                                         34,100               1,145,419
=================================================================================================================
APPAREL RETAIL--1.07%
Gap, Inc. (The)                                                                    58,700               1,097,690
=================================================================================================================
ASSET MANAGEMENT & CUSTODY BANKS--1.45%
Bank of New York Co., Inc. (The)                                                   51,200               1,493,504
=================================================================================================================
BUILDING PRODUCTS--2.43%
American Standard Cos. Inc.(a)                                                     25,000                 972,750
-----------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                        44,100               1,522,773
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,495,523
=================================================================================================================
COMMUNICATIONS EQUIPMENT--0.69%
Motorola, Inc.                                                                     39,500                 712,580
=================================================================================================================
CONSUMER ELECTRONICS--2.05%
Koninklijke (Royal) Philips Electronics N.V.-New York
Shares (Netherlands)                                                               39,700                 909,527
-----------------------------------------------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                                                             34,900               1,200,211
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,109,738
=================================================================================================================
DATA PROCESSING & OUTSOURCED SERVICES--3.30%
Ceridian Corp.(a)                                                                  59,000               1,086,190
-----------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                   53,100               2,309,850
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,396,040
=================================================================================================================

VIBAL-QTR-1

                                                                                                         MARKET
                                                                                  SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------
DEPARTMENT STORES--0.87%
May Department Stores Co. (The)                                                    35,100          $      899,613
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS--0.49%
Dow Chemical Co. (The)                                                             11,200                 506,016
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES--1.83%
Cendant Corp.                                                                      86,900               1,877,040
=================================================================================================================
ENVIRONMENTAL SERVICES--1.92%
Waste Management, Inc.                                                             72,200               1,973,948
=================================================================================================================
FOOD RETAIL--2.14%
Kroger Co. (The)(a)                                                                79,700               1,236,944
-----------------------------------------------------------------------------------------------------------------
Safeway Inc.(a)                                                                    49,700                 959,707
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,196,651
=================================================================================================================
GENERAL MERCHANDISE STORES--1.60%
Target Corp.                                                                       36,400               1,647,100
-----------------------------------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--2.73%
Cardinal Health, Inc.                                                              38,300               1,676,391
-----------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                     44,200               1,133,730
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,810,121
=================================================================================================================
HEALTH CARE EQUIPMENT--0.96%
Baxter International Inc.                                                          30,800                 990,528
=================================================================================================================
HEALTH CARE FACILITIES--1.28%
HCA, Inc.                                                                          34,500               1,316,175
=================================================================================================================
HEALTH CARE SERVICES--0.35%
IMS Health Inc.                                                                    15,200                 363,584
=================================================================================================================
INDUSTRIAL CONGLOMERATES--3.85%
Tyco International Ltd. (Bermuda)                                                  79,700               2,443,602
-----------------------------------------------------------------------------------------------------------------
General Electric Co.                                                               45,200               1,517,816
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,961,418
=================================================================================================================
INDUSTRIAL MACHINERY--1.59%
Illinois Tool Works Inc.                                                           17,600               1,639,792
=================================================================================================================

VIBAL-QTR-1

                                                                                                       MARKET
                                                                                   SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------
INSURANCE BROKERS--0.74%
Aon Corp.                                                                          26,500          $      761,610
=================================================================================================================
INTEGRATED OIL & GAS--0.10%
Shell Frontier Oil & Gas Inc.-Series B, Floating Rate
Pfd., 2.38%(b)                                                                          1                 100,000
=================================================================================================================
INVESTMENT BANKING & BROKERAGE--2.52%
Merrill Lynch & Co., Inc.                                                          23,000               1,143,560
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                     29,400               1,449,420
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,592,980
=================================================================================================================
MANAGED HEALTH CARE--1.55%
Anthem, Inc.(a)                                                                    18,300               1,596,675
=================================================================================================================
MOVIES & ENTERTAINMENT--1.58%
Walt Disney Co. (The)                                                              71,900               1,621,345
=================================================================================================================
MULTI-LINE INSURANCE--0.98%
Hartford Financial Services Group, Inc. (The)                                      16,200               1,003,266
=================================================================================================================
OIL & GAS DRILLING--1.57%
Transocean Inc. (Cayman Islands)(a)                                                45,000               1,610,100
=================================================================================================================
OIL & GAS EQUIPMENT & SERVICES--3.04%
Halliburton Co.                                                                    54,000               1,819,260
-----------------------------------------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                                                    19,400               1,305,814
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,125,074
=================================================================================================================
OTHER DIVERSIFIED FINANCIAL SERVICES--4.80%
ABN AMRO XVIII Custodial Receipts-Series MM18,
2.79% Floating Rate Pfd. (Acquired 09/10/04; Cost
$100,000)(c)(d)(l)                                                                      1                 100,000
-----------------------------------------------------------------------------------------------------------------
Citigroup Inc.                                                                     44,600               1,967,752
-----------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                               59,668               2,370,610
-----------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 2.17% Floating Rate
Pfd. (Acquired 06/03/04-09/28/04; Cost $488,940)(b)(c)(d)                             500                 493,500
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,831,862
=================================================================================================================
PACKAGED FOODS & MEATS--0.99%
Kraft Foods Inc.-Class A                                                           32,000               1,015,040
=================================================================================================================
PHARMACEUTICALS--4.77%
Pfizer Inc.                                                                        47,400               1,450,440
-----------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)(e)                                                         30,661               2,233,453
-----------------------------------------------------------------------------------------------------------------
Wyeth                                                                              32,600               1,219,240
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,903,133
=================================================================================================================
PROPERTY & CASUALTY INSURANCE--1.59%
ACE Ltd. (Cayman Islands)                                                          40,700               1,630,442
=================================================================================================================

                                      F-3
VIBAL-QTR-1

                                                                                                       MARKET
                                                                                   SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------
SYSTEMS SOFTWARE--1.98%
Computer Associates International, Inc.                                            77,500          $    2,038,250
-----------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.28%
Fannie Mae                                                                         32,200               2,041,480
-----------------------------------------------------------------------------------------------------------------
Fannie Mae-Series J, 3.78% Pfd.(f)                                                  2,950                 148,699
-----------------------------------------------------------------------------------------------------------------
Fannie Mae-Series K, 3.00% Pfd.(f)                                                  2,950                 150,818
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,340,997
=================================================================================================================
Total Stocks & Other Equity Interests (Cost
$64,231,593)                                                                                           65,661,204
=================================================================================================================

                                                                               PRINCIPAL
                                                                                AMOUNT
-----------------------------------------------------------------------------------------------------------------
BONDS & NOTES--16.41%
ADVERTISING--0.18%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Notes,
7.88%, 10/15/05(f)                                                            $   175,000                 183,209
-----------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.20%
Lockheed Martin Corp.-Series A, Medium Term Notes,
8.66%, 11/30/06(f)                                                                 25,000                  27,595
-----------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., Unsec. Deb., 9.38%, 10/15/24(f)                           165,000                 173,014
-----------------------------------------------------------------------------------------------------------------
                                                                                                          200,609
=================================================================================================================
AUTOMOBILE MANUFACTURERS--0.10%
DaimlerChrysler N.A. Holding Corp.,
     Series D, Gtd. Medium Term Notes, 3.40%, 12/15/04(f)                          40,000                  40,101
-----------------------------------------------------------------------------------------------------------------
     Unsec. Gtd. Global Notes, 7.40%, 01/20/05(f)                                  65,000                  65,974
-----------------------------------------------------------------------------------------------------------------
                                                                                                          106,075
=================================================================================================================
BROADCASTING & CABLE TV--1.35%
Continental Cablevision, Inc., Sr. Unsec. Deb.,
8.88%, 09/15/05(f)                                                                300,000                 316,863
-----------------------------------------------------------------------------------------------------------------
9.50%, 08/01/13(f)                                                                100,000                 110,141
-----------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
6.88%, 06/15/05(f)                                                                 35,000                  35,886
-----------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes,  6.63%, 02/15/06(f)                             50,000                  52,275
-----------------------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Notes,
8.38%, 11/01/05(f)                                                                 76,000                  80,788
-----------------------------------------------------------------------------------------------------------------
Rogers Cable Inc. (Canada)-Series B, Sr. Sec. Second
Priority Yankee Notes, 10.00%, 03/15/05(f)                                        110,000                 114,125
-----------------------------------------------------------------------------------------------------------------
TCI Communications, Inc.,
     Sr. Notes, 7.25%, 08/01/05(f)                                                100,000                 103,772
-----------------------------------------------------------------------------------------------------------------
     Sr. Unsec. Notes, 8.00%, 08/01/05(f)                                         100,000                 104,377
-----------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc.,
     Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24(f)                                      40,000                  45,201
-----------------------------------------------------------------------------------------------------------------
     Unsec. Deb., 9.15%, 02/01/23(f)                                              250,000                 321,302
-----------------------------------------------------------------------------------------------------------------
     Unsec. Notes, 7.75%, 06/15/05(f)                                             100,000                 103,462
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,388,192
=================================================================================================================

                                      F-4
VIBAL-QTR-1

                                                                               PRINCIPAL               MARKET
                                                                                AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--2.41%
Associates Corp. of North America, Sr. Global Deb.,
6.95%, 11/01/18(f)                                                            $   100,000          $      116,881
-----------------------------------------------------------------------------------------------------------------
Capital One Bank, Sr. Global Notes, 8.25%, 06/15/05(f)                            125,000                 129,650
-----------------------------------------------------------------------------------------------------------------
Capital One Capital I, Floating Rate Sub. Bonds, 3.24%,
02/01/27 (Acquired 09/16/04; Cost $280,335)(b)(c)(d)(f)                           275,000                 279,182
-----------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.,
     Sr. Unsec. Notes, 7.25%, 05/01/06(f)                                         150,000                 158,755
-----------------------------------------------------------------------------------------------------------------
     Unsec. Notes, 7.13%, 08/01/08(f)                                              75,000                  82,190
-----------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.,
     Floating Rate Global Notes, 3.54%, 10/25/04(b)(f)                            100,000                 100,040
-----------------------------------------------------------------------------------------------------------------
     Unsec. Floating Rate Global Notes, 1.85%, 04/28/05(b)(f)                     200,000                 199,964
-----------------------------------------------------------------------------------------------------------------
     Notes, 6.75%, 05/15/05(f)                                                     25,000                  25,625
-----------------------------------------------------------------------------------------------------------------
     Unsec. Global Notes,
      6.50%, 01/25/07(f)                                                           35,000                  37,110
-----------------------------------------------------------------------------------------------------------------
      6.88%, 02/01/06(f)                                                          275,000                 287,974
-----------------------------------------------------------------------------------------------------------------
      7.50%, 03/15/05(f)                                                          200,000                 204,432
-----------------------------------------------------------------------------------------------------------------
     Unsec. Notes, 7.75%, 03/15/05(f)                                             135,000                 138,104
-----------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.,
     Floating Rate Medium Term Notes, 3.82%, 03/04/05(b)(f)                       370,000                 372,290
-----------------------------------------------------------------------------------------------------------------
     Global Notes,
     4.50%, 07/15/06(f)                                                            70,000                  71,174
-----------------------------------------------------------------------------------------------------------------
     7.50%, 07/15/05(f)                                                            50,000                  51,804
-----------------------------------------------------------------------------------------------------------------
     Medium Term Notes, 5.25%, 05/16/05(f)                                         50,000                  50,805
-----------------------------------------------------------------------------------------------------------------
     Unsec. Unsub. Global Notes, 6.75%, 01/15/06(f)                               175,000(g)              182,716
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,488,696
=================================================================================================================
DIVERSIFIED BANKS--1.85%
AB Spintab (Sweden), Bonds, 7.50% (Acquired
02/12/04; Cost $167,403)(c)(f)(h)                                                 150,000                 161,220
-----------------------------------------------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
(Acquired 03/05/03; Cost $27,726)(c)(d)(f)                                         25,000                  25,998
-----------------------------------------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C. (Mexico),
Notes, 3.88%, 01/21/09 (Acquired 02/25/04; Cost
$68,863)(c)(d)(f)                                                                  70,000                  67,907
-----------------------------------------------------------------------------------------------------------------
BankBoston Capital Trust., Gtd. Floating Rate Notes,
2.45%, 06/08/28(b)(f)                                                             150,000                 146,496
-----------------------------------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds, 8.55%
(Acquired 11/05/03; Cost $61,532)(c)(f)(h)                                         50,000                  60,879
-----------------------------------------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%, 06/01/27
(Acquired 05/22/03; Cost $63,272)(c)(d)(f)                                         50,000                  58,703
-----------------------------------------------------------------------------------------------------------------
Chohung Bank (South Korea), Unsec. Sub. Second Tier
Notes, 11.50%, 04/01/10 (Acquired 07/01/04; Cost
$159,704)(c)(d)(f)                                                                150,000                 157,707
-----------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela), Unsec
Yankee Notes, 8.88%, 06/01/05(f)                                                  125,000                 129,717
-----------------------------------------------------------------------------------------------------------------
Daiwa P.B. Ltd. (Cayman Islands), Gtd. Sub. Floating
Medium Term Euro Notes, 2.15%(h)(i)                                               100,000                  99,000
-----------------------------------------------------------------------------------------------------------------
Danske Bank A/S (Denmark), Tier I Rate Bonds, 5.91%
(Acquired 06/07/04; Cost $60,000)(c)(f)(h)                                         60,000                  63,234
-----------------------------------------------------------------------------------------------------------------

                                      F-5
VIBAL-QTR-1

                                                                               PRINCIPAL              MARKET
                                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS--(CONTINUED)

HSBC Capital Funding L.P. (United Kingdom), Gtd.
Bonds, 4.61% (Acquired 11/05/03; Cost $23,313)(c)(f)(h)                       $    25,000          $       23,735
-----------------------------------------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)-Series 1,
Unsec. Sub. Floating Rate Euro Notes, 2.19%(f)(h)(i)                              130,000                 114,358
-----------------------------------------------------------------------------------------------------------------
National Bank of Canada (Canada), Floating Rate Euro
Deb., 2.13%, 08/29/87(f)(i)                                                        60,000                  52,091
-----------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC (United Kingdom)-
Series B, Unsec. Sub. Floating Rate Euro Notes, 2.13%(f)(h)(i)                    100,000                  86,923
-----------------------------------------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub. Deb.,
8.25%, 11/01/24(f)                                                                 50,000                  65,052
-----------------------------------------------------------------------------------------------------------------
RBS Capital Trust I, Bonds, 4.71%(f)(h)                                            25,000                  24,233
-----------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.75%,
10/15/07(f)                                                                       150,000                 150,630
-----------------------------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Unsec. Sub. Global Notes,
7.80%, 06/15/10(f)                                                                250,000                 261,725
-----------------------------------------------------------------------------------------------------------------
Woori Bank (South Korea), Unsec. Sub. Second Tier
Notes, 11.75%, 03/01/10 (Acquired 07/01/04; Cost
$158,835)(c)(d)(f)                                                                150,000                 156,811
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,906,419
=================================================================================================================
DIVERSIFIED CAPITAL MARKETS--0.19%
UBS Preferred Funding Trust I, Gtd. Global Bonds,
8.62%(f)(h)                                                                       160,000                 194,314
-----------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.34%
AmerenEnergy Generating Co.-Series C, Sr. Unsec.
Global Notes, 7.75%, 11/01/05(f)                                                   15,000                  15,823
-----------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York, Unsec. Deb.,
7.75%, 06/01/26(f)(j)                                                              45,000                  48,645
-----------------------------------------------------------------------------------------------------------------
Hydro-Quebec-Series B (Canada), Gtd. Medium Term
Notes, 8.62%, 12/15/11(f)                                                          50,000                  62,565
-----------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., Floating Rate Notes, 2.30%,
04/03/06(b)                                                                        86,000                  86,085
-----------------------------------------------------------------------------------------------------------------
Western Distribution Holdings Ltd. (United Kingdom),
Unsec. Unsub,, Notes, 6.75%, 12/15/04 (Acquired
01/08/04; Cost $36,356)(c)(d)(f)                                                   35,000                  35,196
-----------------------------------------------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-Series B, Sr.
Unsec. Gtd. Unsub. Global Notes, 6.50%, 02/25/08(f)                               100,000                 104,592
-----------------------------------------------------------------------------------------------------------------
                                                                                                          352,906
=================================================================================================================
ENVIRONMENTAL SERVICES--0.17%
Waste Management, Inc., Sr. Unsec. Notes, 7.00%,
10/01/04(f)                                                                       175,000                 175,049
-----------------------------------------------------------------------------------------------------------------
FOOD RETAIL--0.07%
Safeway Inc., Sr. Unsec. Notes, 2.50%, 11/01/05(f)                                 75,000                  74,824
-----------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.38%
CenterPoint Energy Resources Corp., Unsec. Deb.,
6.50%, 02/01/08(f)                                                                100,000                 107,490
-----------------------------------------------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%,
11/28/05(f)                                                                       175,000                 182,784
-----------------------------------------------------------------------------------------------------------------

                                      F-6
VIBAL-QTR-1

                                                                               PRINCIPAL               MARKET
                                                                                AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------
GAS UTILITIES--(CONTINUED)
NiSource Capital Markets, Inc., Medium Term Notes,
7.68%, 04/15/05(f)                                                            $    95,000          $       97,438
-----------------------------------------------------------------------------------------------------------------
                                                                                                          387,712
=================================================================================================================
HEALTH CARE FACILITIES--0.41%
HCA, Inc.,
    Notes, 7.00%, 07/01/07(f)                                                      40,000                  43,020
-----------------------------------------------------------------------------------------------------------------
    Sr. Sub. Notes, 6.91%, 06/15/05(f)                                            370,000                 378,913
-----------------------------------------------------------------------------------------------------------------
                                                                                                          421,933
=================================================================================================================
HOMEBUILDING--0.51%
D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%, 08/15/11(f)                           100,000                 115,250
-----------------------------------------------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global Notes,
9.95%, 05/01/10(f)                                                                200,000                 218,462
-----------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%, 10/24/05(f)                          125,000                 130,539
-----------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub. Notes,
9.75%, 09/01/10(f)                                                                 50,000                  55,185
-----------------------------------------------------------------------------------------------------------------
                                                                                                          519,436
=================================================================================================================
HYPERMARKETS & SUPER CENTERS--0.08%
Wal-Mart Stores, Inc., Unsec. Deb., 8.50%, 09/15/24(f)                             80,000                  83,593
=================================================================================================================
INDUSTRIAL CONGLOMERATES--0.31%
Tyco International Group S.A. (Luxembourg), Unsec.
Unsub. Gtd. Yankee Notes, 6.38%, 06/15/05(f)                                      270,000                 276,623
-----------------------------------------------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%, 06/30/06
(Acquired 10/08/03; Cost $45,291)(c)(d)(f)                                         40,000                  43,239
-----------------------------------------------------------------------------------------------------------------
                                                                                                          319,862
=================================================================================================================
INTEGRATED OIL & GAS--0.33%
Amerada Hess Corp., Unsec. Notes, 7.13%, 03/15/33(f)                               80,000                  85,746
-----------------------------------------------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28(f)                                    65,000                  70,454
-----------------------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
08/15/28(f)                                                                       125,000                 144,623
-----------------------------------------------------------------------------------------------------------------
Repsol International Finance B.V. (Netherlands), Unsec.
Gtd. Global Notes, 7.45%, 07/15/05(f)                                              35,000                  36,299
-----------------------------------------------------------------------------------------------------------------
                                                                                                          337,122
=================================================================================================================
INTEGRATED TELECOMMUNICATION SERVICES--1.32%
France Telecom S.A. (France), Sr. Unsec. Global Notes,
8.50%, 03/01/31(f)                                                                 40,000                  52,928
-----------------------------------------------------------------------------------------------------------------
Sprint Capital Corp.,
     Sr. Unsec. Gtd. Global Notes, 7.13%, 01/30/06(f)                             125,000                 131,369
-----------------------------------------------------------------------------------------------------------------
     Unsec. Gtd. Global Notes, 7.90%, 03/15/05(f)                                 220,000                 225,551
-----------------------------------------------------------------------------------------------------------------
Sprint Corp., Deb. 9.25%, 04/15/22(f)                                              70,000                  90,230
-----------------------------------------------------------------------------------------------------------------

VIBAL-QTR-1

                                                                               PRINCIPAL               MARKET
                                                                                 AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
TELUS Corp. (Canada), Yankee Notes,
7.50%, 06/01/07(f)                                                            $   100,000          $      109,277
-----------------------------------------------------------------------------------------------------------------
8.00%, 06/01/11(f)                                                                 40,000                  46,740
-----------------------------------------------------------------------------------------------------------------
Verizon California, Inc.-Series F, Unsec. Deb., 6.75%,
05/15/27(f)                                                                        60,000                  63,484
-----------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., Unsec. Deb.,
     6.36%, 04/15/06(f)                                                           200,000                 210,136
-----------------------------------------------------------------------------------------------------------------
     6.94%, 04/15/28(f)                                                           100,000                 107,724
-----------------------------------------------------------------------------------------------------------------
     8.75%, 11/01/21(f)                                                            65,000                  81,754
-----------------------------------------------------------------------------------------------------------------
Verizon New York, Inc.-Series A, Sr. Unsec. Global
Deb., 6.88%, 04/01/12(f)                                                          150,000                 166,734
-----------------------------------------------------------------------------------------------------------------
Verizon Virginia, Inc. - Series A, Unsec. Global Deb.,
4.63%, 03/15/13(f)                                                                 70,000                  68,516
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,354,443
=================================================================================================================
INVESTMENT BANKING & BROKERAGE--0.25%
Lehman Brothers Inc.,
     Sr. Sub. Deb., 11.63%, 05/15/05(f)                                           100,000                 105,054
-----------------------------------------------------------------------------------------------------------------
     Sr. Unsec. Sub. Notes, 7.63%, 06/01/06(f)                                    100,000                 107,536
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B, Medium Term
Notes, 4.54%, 03/08/05(f)                                                          45,000                  45,487
-----------------------------------------------------------------------------------------------------------------
                                                                                                          258,077
=================================================================================================================
LIFE & HEALTH INSURANCE--0.22%
Prudential Holdings, LLC-Series B, Bonds, 7.25%,
12/18/23 (Acquired 01/22/04; Cost $207,149)(c)(f)(j)                              175,000                 206,610
-----------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes, 8.00%, 10/30/06(f)                        20,000                  21,936
-----------------------------------------------------------------------------------------------------------------
                                                                                                          228,546
=================================================================================================================
MOVIES & ENTERTAINMENT--0.09%
Time Warner Inc., Sr. Unsec. Gtd. Global Notes, 5.63%,
05/01/05(f)                                                                        95,000                  96,719
=================================================================================================================
MULTI-UTILITIES & UNREGULATED POWER--0.07%
Dominion Resources Inc.-Series B, Sr. Unsec. Unsub.
Global Notes, 7.63%, 07/15/05(f)                                                   65,000                  67,584
-----------------------------------------------------------------------------------------------------------------
MUNICIPALITIES--0.45%
Industry (City of), California Urban Development
Agency (Project 3); Tax Allocation Series 2003 B,
6.10% 05/01/24(f)(j)                                                              125,000                 128,594
-----------------------------------------------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement Corp.;
Taxable Rental Car Facility Series 2004 RB,
   3.69%, 07/01/07(f)(j)                                                           50,000                  50,437
-----------------------------------------------------------------------------------------------------------------
   4.21%, 07/01/08(f)(j)                                                           75,000                  76,219
-----------------------------------------------------------------------------------------------------------------
Sacramento (County of), California; Taxable Pension
Funding Series 2004 C-1 RB, 0.27%, 07/10/30(f)(j)(k)                              225,000                 212,625
-----------------------------------------------------------------------------------------------------------------
                                                                                                          467,875
=================================================================================================================

                                      F-8
VIBAL-QTR-1

                                                                               PRINCIPAL               MARKET
                                                                                 AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------
OIL & GAS DRILLING--0.10%
Transocean Inc. (Cayman Islands), Unsec. Global Notes,
6.75%, 04/15/05(f)                                                            $   100,000          $      102,805
=================================================================================================================
OIL & GAS EXPLORATION & PRODUCTION--0.16%
Pemex Project Funding Master Trust, Unsec. Gtd
Unsub. Global Notes, 7.38%, 12/15/14(f)                                           150,000                 163,665
=================================================================================================================
OTHER DIVERSIFIED FINANCIAL SERVICES--1.23%
CIT Group Inc., Sr. Unsec. Unsub. Global Notes, 7.63%,
08/16/05(f)                                                                        30,000                  31,306
-----------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.-Series A, Medium Term
Global Notes, 2.85%, 01/30/06(f)                                                   20,000                  20,047
-----------------------------------------------------------------------------------------------------------------
Heller Financial, Inc.-Class A, Sr. Unsec. Global Notes,
8.00%, 06/15/05(f)                                                                 75,000                  77,927
-----------------------------------------------------------------------------------------------------------------
ING Capital Funding Trust III, Gtd. Global Bonds,
8.44%(f)(h)                                                                       100,000                 119,388
-----------------------------------------------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Bonds, 9.87%
(Acquired 06/16/04; Cost $113,125)(c)(f)(h)                                       100,000                 116,945
-----------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands)
     Series 1999-2, Class A1, Global Bonds, 9.69%, 08/15/09(f)                    130,000                 148,785
-----------------------------------------------------------------------------------------------------------------
     Sr. Unsec. Global Notes, 8.02%, 05/15/07(f)                                   91,667                  98,143
-----------------------------------------------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06
(Acquired 03/23/04; Cost $96,037)(c)(d)(f)                                         94,743                  94,722
-----------------------------------------------------------------------------------------------------------------
Premium Asset 2004-04, Sr. Notes, 4.13%, 03/12/09
(Acquired 03/04/04; Cost $3,572,605)(c)(d)(f)                                     200,000                 197,515
-----------------------------------------------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands), Sr.
Notes, 9.25%, 03/15/30 (Acquired 09/22/04; Cost $169,578)(c)(d)(f)                143,333                 168,788
-----------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub. Tier II
Bonds, 8.75%(f)(h)                                                                 40,000                  44,207
-----------------------------------------------------------------------------------------------------------------
XTRA, Inc.-Series C, Gtd. Medium Term Notes, 7.70%,
11/02/04(f)                                                                       150,000                 150,503
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,268,276
=================================================================================================================
PACKAGED FOODS & MEATS--0.07%
Nabisco Inc., Notes, 6.38%, 02/01/05(f)                                            75,000                  76,274
=================================================================================================================
PROPERTY & CASUALTY INSURANCE--0.28%
First American Capital Trust I, Gtd. Notes, 8.50%,
04/15/12(f)                                                                       205,000                 235,727
-----------------------------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub. Deb., 5.15%,
08/15/33 (Acquired 03/23/04; Cost $52,495)(c)(d)(f)                                50,000                  50,938
-----------------------------------------------------------------------------------------------------------------
                                                                                                         286,665
=================================================================================================================
REAL ESTATE--0.41%
CarrAmerica Realty Corp., Sr. Unsec. Gtd. Notes,
6.63%, 03/01/05(f)                                                                 30,000                  30,446
-----------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp., Sr. Medium Term
Notes, 6.84%, 12/16/04(f)                                                          50,000                  50,407
-----------------------------------------------------------------------------------------------------------------
EOP Operating L.P., Sr. Unsec. Notes, 6.63%, 02/15/05(f)                          125,000                 126,749
-----------------------------------------------------------------------------------------------------------------
Health Care Property Investors, Inc., Sr. Unsec. Notes,
6.88%, 06/08/05(f)                                                                 90,000                  92,476
-----------------------------------------------------------------------------------------------------------------

                                      F-9
VIBAL-QTR-1

                                                                               PRINCIPAL                MARKET
                                                                                 AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
REAL ESTATE--(CONTINUED)
HRPT Properties Trust, Sr. Unsec. Notes, 6.70%,
02/23/05(f)                                                                   $    75,000          $       76,216
-----------------------------------------------------------------------------------------------------------------
Spieker Properties, Inc., Medium Term Notes, 8.00%,
07/19/05(f)                                                                        40,000                  41,546
-----------------------------------------------------------------------------------------------------------------
                                                                                                          417,840
=================================================================================================================
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.10%
Southern Investments UK PLC (United Kingdom), Sr.
Unsec. Unsub. Yankee Notes, 6.80%, 12/01/06(f)                                    100,000                 105,190
=================================================================================================================
REGIONAL BANKS--1.33%
Cullen/Frost Capital Trust I, Unsec. Sub. Floating Rate
Notes, 3.34%, 03/01/34(b)(f)                                                      200,000                 207,797
-----------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes, 5.25%,
03/31/08(f)                                                                       300,000                 303,684
-----------------------------------------------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Notes, 2.36%,
06/01/28(b)(f)                                                                    100,000                  94,608
-----------------------------------------------------------------------------------------------------------------
Popular North America, Inc., Gtd. Notes, 4.70%,
06/30/09(f)                                                                       200,000                 205,366
-----------------------------------------------------------------------------------------------------------------
Santander Financial Issuances (Cayman Islands), Sec.
Sub. Floating Rate Euro Notes, 2.25%(f)(h)(i)                                     500,000                 494,706
-----------------------------------------------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%, 06/15/14(f)                                60,000                  61,590
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,367,751
=================================================================================================================
RESTAURANTS--0.04%
McDonald's Corp., Unsec. Deb., 7.05%, 11/15/25(f)                                  40,000                  42,934
=================================================================================================================
SOVEREIGN DEBT--0.62%
Japan Bank for International Cooperation (Japan),
Unsec. Gtd. Euro Bonds, 6.50%, 10/06/05(f)                                        125,000                 129,938
-----------------------------------------------------------------------------------------------------------------
New Brunswick (Province of) (Canada), Sec. Yankee
Deb., 6.75%, 08/15/13(f)                                                           30,000                  35,310
-----------------------------------------------------------------------------------------------------------------
Quebec (Province of) (Canada), Sr. Unsec. Unsub.
Global Deb., 5.75%, 02/15/09(f)                                                    50,000                  54,152
-----------------------------------------------------------------------------------------------------------------
Russian Federation (Russia),
     Unsec. Unsub. Bonds, 8.75%, 07/24/05 (Acquired
     09/10/04; Cost $52,475)(c)(d)(f)                                              50,000                  52,150
-----------------------------------------------------------------------------------------------------------------
     Unsec. Unsub. Bonds, 5.00%, 03/31/30 (Acquired
     05/18/04; Cost $63,044)(c)(f)                                                 70,000                  67,711
-----------------------------------------------------------------------------------------------------------------
     Unsec. Unsub. Euro Bonds-REGS, 8.75%, 07/24/05
     (Acquired 05/14/04; Cost $105,650)(c)(f)                                     100,000                 104,391
-----------------------------------------------------------------------------------------------------------------
     Unsec. Unsub. Euro Bonds-REGS, 10.00%, 06/26/07
     (Acquired 05/14/04-05/18/04; Cost $90,094)(c)(f)                              80,000                  90,509
-----------------------------------------------------------------------------------------------------------------
United Mexican States (Mexico),
Global Notes, 6.63%, 03/03/15(f)                                                   35,000                  37,226
-----------------------------------------------------------------------------------------------------------------
Series A, Medium Term Global Notes, 7.50%, 04/08/33(f)                             60,000                  63,279
-----------------------------------------------------------------------------------------------------------------
                                                                                                          634,666
=================================================================================================================
THRIFTS & MORTGAGE FINANCE--0.20%
Greenpoint Capital Trust I, Gtd. Sub. Notes, 9.10%,
06/01/27(f)                                                                        60,000                  70,631
-----------------------------------------------------------------------------------------------------------------
Washington Mutual Finance Corp., Sr. Unsec. Notes,
8.25%, 06/15/05(f)                                                                125,000                 130,029
-----------------------------------------------------------------------------------------------------------------
                                                                                                          200,660
=================================================================================================================

VIBAL-QTR-1

                                                                               PRINCIPAL              MARKET
                                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
TOBACCO--0.15%
Altria Group, Inc.,
    Sr. Unsec. Notes, 7.00%, 11/04/13(f)                                      $    30,000          $       31,385
-----------------------------------------------------------------------------------------------------------------
    Unsec. Global Notes, 7.00%, 07/15/05(f)                                       100,000                 102,831
-----------------------------------------------------------------------------------------------------------------
    Unsec. Notes, 6.38%, 02/01/06(f)                                               15,000                  15,483
-----------------------------------------------------------------------------------------------------------------
                                                                                                          149,699
=================================================================================================================
TRUCKING--0.11%
Roadway Corp., Sr. Unsec. Gtd. Global Notes, 8.25%,
12/01/08(f)                                                                       100,000                 112,929
=================================================================================================================
WIRELESS TELECOMMUNICATION SERVICES--0.33%
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
10.63%, 07/15/10(f)                                                               200,000                 222,498
-----------------------------------------------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global Notes,
10.38%, 01/15/11(f)                                                               100,000                 114,134
-----------------------------------------------------------------------------------------------------------------
                                                                                                          336,632
=================================================================================================================
Total Bonds & Notes (Cost $16,799,796)                                                                 16,879,181
=================================================================================================================
U.S. MORTGAGE-BACKED
SECURITIES--8.91%
FEDERAL HOME LOAN MORTGAGE CORP.
(FHLMC)--2.33%
Pass Through Ctfs.,
 7.00%, 06/01/15 to 06/01/32(f)                                                   124,750                 132,406
-----------------------------------------------------------------------------------------------------------------
 6.00%, 04/01/16 to 11/01/33(f)                                                   980,101               1,016,913
-----------------------------------------------------------------------------------------------------------------
 5.50%, 10/01/18(f)                                                               345,995                 358,039
-----------------------------------------------------------------------------------------------------------------
 7.50%, 11/01/30 to 05/01/31(f)                                                    80,798                  86,747
-----------------------------------------------------------------------------------------------------------------
 6.50%, 01/01/31 to 08/01/32(f)                                                   232,135                 243,790
-----------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 10/01/18(m)                                                               548,880                 558,435
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,396,330
=================================================================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA)--4.79%
Pass Through Ctfs.,
 6.50%, 04/01/14 to 05/01/32(f)                                                   842,197                 885,325
-----------------------------------------------------------------------------------------------------------------
 7.50%, 11/01/15(f)                                                                 9,606                  10,230
-----------------------------------------------------------------------------------------------------------------
 7.00%, 02/01/16 to 09/01/32(f)                                                   179,107                 190,141
-----------------------------------------------------------------------------------------------------------------
 6.00%, 01/01/17 to 05/01/17(f)                                                   146,101                 153,342
-----------------------------------------------------------------------------------------------------------------
 4.50%, 11/01/18(f)                                                               141,362                 141,326
-----------------------------------------------------------------------------------------------------------------
 5.00%, 04/01/18(f)                                                               392,530                 399,758
-----------------------------------------------------------------------------------------------------------------
 8.00%, 08/01/21 to 12/01/23(f)                                                    53,627                  58,740
-----------------------------------------------------------------------------------------------------------------
 5.50%, 10/01/33 to 12/01/33(f)                                                 1,295,971               1,316,377
-----------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 10/01/18(m)                                                                66,270                  67,447
-----------------------------------------------------------------------------------------------------------------
 5.50%, 10/01/18(m)                                                               742,840                 768,553
-----------------------------------------------------------------------------------------------------------------
 6.00%, 11/01/32(m)                                                               709,650                 735,409
-----------------------------------------------------------------------------------------------------------------
 5.00%, 10/01/33(m)                                                               200,000                 198,153
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,924,801
=================================================================================================================


                                      F-11
VIBAL-QTR-1

                                                                               PRINCIPAL                MARKET
                                                                                AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA)--1.79%
Pass Through Ctfs.,
 7.50%, 06/15/23 to 10/15/31(f)                                               $    76,964          $       83,095
-----------------------------------------------------------------------------------------------------------------
 8.50%, 11/15/24(f)                                                               155,170                 171,560
-----------------------------------------------------------------------------------------------------------------
 8.00%, 08/15/25(f)                                                                26,486                  29,134
-----------------------------------------------------------------------------------------------------------------
 6.50%, 03/15/29 to 12/15/33(f)                                                   404,322                 427,193
-----------------------------------------------------------------------------------------------------------------
 6.00%, 09/15/31 to 05/15/33(f)                                                   624,406                 649,146
-----------------------------------------------------------------------------------------------------------------
 7.00%, 09/15/31 to 03/15/33(f)                                                   130,987                 139,705
-----------------------------------------------------------------------------------------------------------------
 5.50%, 12/15/33 to 02/15/34(f)                                                   338,215                 344,823
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,844,656
=================================================================================================================
Total U.S. Mortgage-Backed Securities (Cost $9,102,234)                                                 9,165,787
=================================================================================================================
U.S. TREASURY SECURITIES--5.38%
U.S. TREASURY NOTES--3.41%
 1.25%, 05/31/05(f)                                                               400,000                 397,969
-----------------------------------------------------------------------------------------------------------------
 6.50%, 10/15/06(f)                                                               935,000               1,006,586
-----------------------------------------------------------------------------------------------------------------
 3.50%, 11/15/06(f)                                                               800,000                 814,000
-----------------------------------------------------------------------------------------------------------------
 3.13%, 10/15/08(f)                                                               560,000                 559,300
-----------------------------------------------------------------------------------------------------------------
 5.00%, 02/15/11(f)                                                               675,000                 725,203
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,503,058
=================================================================================================================
U.S. TREASURY BONDS--1.97%
    3.38%, 09/15/09(f)                                                            200,000                 200,156
-----------------------------------------------------------------------------------------------------------------
    7.25%, 05/15/16 to 08/15/22(f)(g)                                             820,000               1,042,585
-----------------------------------------------------------------------------------------------------------------
    7.50%, 11/15/16(f)                                                            300,000                 385,594
-----------------------------------------------------------------------------------------------------------------
    5.38%, 02/15/31(f)                                                            375,000                 401,719
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,030,054
=================================================================================================================
Total U.S. Treasury Securities (Cost $5,405,471)                                                        5,533,112
=================================================================================================================
U.S. GOVERNMENT AGENCY SECURITIES--4.75%
FEDERAL HOME LOAN BANK--4.24%
Unsec. Disc. Notes, 1.50%, 10/01/04(n)                                          4,356,000               4,356,000
=================================================================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA)--0.51%
Unsec. Floating Rate Global Notes,
 4.41%, 02/17/09(f)(o)                                                            350,000                 351,726
-----------------------------------------------------------------------------------------------------------------
Unsec. Global Notes,
 3.38%, 12/15/08(f)                                                               175,000                 173,612
-----------------------------------------------------------------------------------------------------------------
                                                                                                          525,338
=================================================================================================================
Total U.S. Government Agency Securities (Cost $4,874,899)                                               4,881,338
=================================================================================================================

VIBAL-QTR-1

                                                                                PRINCIPAL              MARKET
                                                                                 AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.70%
OTHER DIVERSIFIED FINANCIAL SERVICES--0.56%
Citicorp Lease-Series 1999-1,
     Class A1, Pass Through Ctfs., 7.22%, 06/15/05
     (Acquired 05/08/02-09/23/03; Cost $290,777)(c)(f)                        $   272,820          $      281,300
-----------------------------------------------------------------------------------------------------------------
     Class A2, Pass Through Ctfs., 8.04%, 12/15/19
     (Acquired 06/01/00-08/24/04; Cost $148,849)(c)(f)                            150,000                 177,943
-----------------------------------------------------------------------------------------------------------------
Mangrove Bay, Pass Through Trust, 6.10%, 07/15/33
(Acquired 07/13/04; Cost $69,590)(c)(f)                                            70,000                  71,481
-----------------------------------------------------------------------------------------------------------------
Yorkshire Power Pass-Through Asset Trust (Cayman
Islands)-Series 2000-1, Pass Through Ctfs., 8.25%,
02/15/05 (Acquired 11/12/03; Cost $42,720)(c)(d)(f)                                40,000                  40,713
-----------------------------------------------------------------------------------------------------------------
                                                                                                          571,437
=================================================================================================================
THRIFTS & MORTGAGE FINANCE--0.14%
Sovereign Bank-Class A-1, Pass Through Ctfs., 10.20%,
06/30/05 (Acquired 09/22/04; Cost $145,991)(c)(d)(f)                              138,544                 145,105
-----------------------------------------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost $684,182)                                                             716,542
=================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $101,098,175)                                                      $102,837,164
=================================================================================================================


Investment Abbreviations:

ADR                           American Depositary Receipt
Ctfs.                         Certificates
Deb.                          Debentures
Disc.                         Discounted
Gtd.                          Guaranteed
Pfd.                          Preferred
RB                            Revenue Bonds
REGS                          Regulation S
Sec.                          Secured
Sr.                           Senior
Sub.                          Subordinated
TBA                           To Be Announced
Unsec.                        Unsecured
Unsub.                        Unsubordinated

Notes to Schedule of Investments:


(a)      Non-income producing security.

(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on September 30, 2004.

VIBAL-QTR-1

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $3,594,672, which represented 3.50% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at September 30, 2004 was $2,168,174, which represented 2.11% of the Fund's Total Investments.

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $2,233,453, which represented 2.17% of the Fund's Total Investments. See Note 1A.

(f) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2004 was $30,608,396, which represented 29.76% of the Fund's Total Investments. See Note 1A.

(g) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 2.

(h)      Perpetual bond with no specified maturity date.

(i) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2004.

(j) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(k) Zero coupon bond issued at a discount. The interest rate shown represents the current yield on September 30, 2004. Bond will convert to a fixed coupon rate at a specified future date.

(l) Interest rate is redetermined annually. Rate shown is the rate in effect on September 30, 2004.

(m) Security purchased on forward commitment basis. The security is subject to dollar roll transactions. See Note 1C.

(n) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(o) Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2004.

See accompanying notes which are an integral part of this schedule.

VIBAL-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

VIBAL-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions are considered borrowings under the 1940 Act. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

VIBAL-QTR-1

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.


NOTE 2 - FUTURES CONTRACTS

On September 30, 2004, $250,000 principal amount of corporate and U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.


                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                                             UNREALIZED
                       NO. OF                 MONTH/               MARKET                   APPRECIATION
CONTRACT              CONTRACTS             COMMITMENT             VALUE                    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
U.S.
Treasury 5
Year Note                  15               Dec-04/Long         $   1,661,250                 $    3,597
---------------------------------------------------------------------------------------------------------
U.S.
Treasury 2
Year Note                  11               Dec-04/Long             2,323,578                      (571)
---------------------------------------------------------------------------------------------------------
U.S.
Treasury 30
Year Note                   2               Dec-04/Long               224,438                      2,760
---------------------------------------------------------------------------------------------------------
                                                                $   4,209,266                  $   5,786
=========================================================================================================

VIBAL-QTR-1

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $44,930,999 and $43,473,216, respectively.

     Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $548,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 5,217,945
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (3,974,809)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities $ 1,243,136
-------------------------------------------------------------------------------
Cost of investments for tax purposes is                            $101,594,028
===============================================================================

VIBAL-QTR-1

                            AIM V.I. BASIC VALUE FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              VIBVA-QTR-1 9/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                       MARKET
                                                                               SHARES                  VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--96.30%
ADVERTISING--4.30%
Interpublic Group of Cos., Inc. (The)(a)                                      1,214,200             $ 12,858,378
----------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                              262,500               19,178,250
================================================================================================================
                                                                                                      32,036,628
================================================================================================================

AEROSPACE & DEFENSE--1.50%
Honeywell International Inc.                                                    312,000               11,188,320
================================================================================================================

APPAREL RETAIL--1.84%
Gap, Inc. (The)                                                                 731,850               13,685,595
================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.96%
Bank of New York Co., Inc. (The)                                                584,350               17,045,489
----------------------------------------------------------------------------------------------------------------
Janus Capital Group Inc.                                                        370,740                5,045,771
================================================================================================================
                                                                                                      22,091,260
================================================================================================================

BUILDING PRODUCTS--4.61%
American Standard Cos. Inc.(a)                                                  442,050               17,200,165
----------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                     496,100               17,130,333
================================================================================================================
                                                                                                      34,330,498
================================================================================================================

COMMUNICATIONS EQUIPMENT--1.10%
Motorola, Inc.                                                                  456,250                8,230,750
----------------------------------------------------------------------------------------------------------------

CONSUMER ELECTRONICS--0.93%
Koninklijke (Royal) Philips Electronics N.V.-New York Shares (Netherlands)      302,150                6,922,256
================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--4.89%
Ceridian Corp.(a)                                                               652,950               12,020,809
----------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                562,250               24,457,875
================================================================================================================
                                                                                                      36,478,684
================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--4.23%
Cendant Corp.                                                                   842,650               18,201,240
----------------------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                                 269,050               13,296,451
================================================================================================================
                                                                                                      31,497,691
================================================================================================================

ELECTRIC UTILITIES--0.38%
FirstEnergy Corp.                                                                68,800                2,826,304
================================================================================================================

VIBVA-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
----------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES--2.75%
Waste Management, Inc.                                                          749,050             $ 20,479,027
================================================================================================================

FOOD RETAIL--2.73%
Kroger Co. (The)(a)                                                             823,400               12,779,168
----------------------------------------------------------------------------------------------------------------
Safeway Inc.(a)                                                                 389,950                7,529,935
================================================================================================================
                                                                                                      20,309,103
================================================================================================================

GENERAL MERCHANDISE STORES--2.45%
Target Corp.                                                                    403,100               18,240,275
================================================================================================================

HEALTH CARE DISTRIBUTORS--4.36%
Cardinal Health, Inc.                                                           437,000               19,127,490
----------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                  520,950               13,362,368
================================================================================================================
                                                                                                      32,489,858
================================================================================================================

HEALTH CARE EQUIPMENT--2.24%
Waters Corp.(a)                                                                 377,800               16,660,980
================================================================================================================

HEALTH CARE FACILITIES--1.65%
HCA Inc.                                                                        321,600               12,269,040
================================================================================================================

HEALTH CARE SERVICES--0.87%
IMS Health Inc.                                                                 269,750                6,452,420
================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.53%
Starwood Hotels & Resorts Worldwide, Inc.                                       246,350               11,435,567
================================================================================================================

INDUSTRIAL CONGLOMERATES--3.84%
Tyco International Ltd. (Bermuda)                                               934,250               28,644,105
================================================================================================================

INDUSTRIAL MACHINERY--1.14%
Parker Hannifin Corp.                                                           144,850                8,525,871
================================================================================================================

INVESTMENT BANKING & BROKERAGE--4.09%
Merrill Lynch & Co., Inc.                                                       283,250               14,083,190
----------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                  332,250               16,379,925
================================================================================================================
                                                                                                      30,463,115
================================================================================================================

LEISURE PRODUCTS--0.53%
Mattel, Inc.                                                                    217,500                3,943,275
================================================================================================================

MANAGED HEALTH CARE--2.59%
UnitedHealth Group Inc.                                                         262,200               19,334,628
================================================================================================================

VIBVA-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
----------------------------------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT--2.10%
Walt Disney Co. (The)                                                           695,550             $ 15,684,653
================================================================================================================

MULTI-LINE INSURANCE--1.64%
Genworth Financial Inc.-Class A(a)                                              524,900               12,230,170
================================================================================================================

OIL & GAS DRILLING--4.38%
ENSCO International Inc.                                                        383,800               12,538,746
----------------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                                             561,350               20,085,103
================================================================================================================
                                                                                                      32,623,849
================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--4.74%
Halliburton Co.                                                                 599,300               20,190,417
----------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)                                     296,650               15,135,083
================================================================================================================
                                                                                                      35,325,500
================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--6.21%
Citigroup Inc.                                                                  442,150               19,507,658
----------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                            673,790               26,769,677
================================================================================================================
                                                                                                      46,277,335
================================================================================================================

PHARMACEUTICALS--7.62%
Pfizer Inc.                                                                     574,100               17,567,460
----------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (France)(b)                                              352,328               25,664,792
----------------------------------------------------------------------------------------------------------------
Wyeth                                                                           362,000               13,538,800
================================================================================================================
                                                                                                      56,771,052
================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.10%
ACE Ltd. (Cayman Islands)                                                       390,250               15,633,415
================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.10%
Novellus Systems, Inc.(a)                                                       307,700                8,181,743
================================================================================================================

SYSTEMS SOFTWARE--3.49%
Computer Associates International, Inc.                                         990,000               26,037,000
----------------------------------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE--5.41%
Fannie Mae                                                                      360,850               22,877,890
----------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                           139,450                9,280,398
----------------------------------------------------------------------------------------------------------------
Radian Group Inc.                                                               177,150                8,189,645
================================================================================================================
                                                                                                      40,347,933
================================================================================================================
Total Common Stocks & Other Equity Interests (Cost $628,846,074)                                     717,647,900
================================================================================================================

VIBVA-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
----------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.70%
Liquid Assets Portfolio-Institutional Class (c)                              13,783,987             $ 13,783,987
----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class (c)                                 13,783,987               13,783,987
================================================================================================================

Total Money Market Funds (Cost $27,567,974)                                                           27,567,974
================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $656,414,048)                                                    $ 745,215,874
================================================================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at September 30, 2004 represented 3.44% of the Fund's Total Investments.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


See accompanying notes which are an integral part of this schedule.

VIBVA-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service.

VIBVA-QTR-1

     Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

VIBVA-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       UNREALIZED
                        MARKET VALUE     PURCHASES     PROCEEDS FROM   APPRECIATION     MARKET VALUE     DIVIDEND     REALIZED
FUND                      12/31/03        AT COST          SALES      (DEPRECIATION)      09/31/04        INCOME      GAIN(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class   $  13,519,448   $  81,341,143   $ (81,076,604)   $         --   $  13,783,987   $     122,615   $          --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class      13,519,448      81,341,143     (81,076,604)             --      13,783,987         118,437              --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                 $  27,038,896   $ 162,682,286   $(162,153,208)   $         --   $  27,567,974   $     241,052   $          --
===================================================================================================================================



NOTE 3--INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $232,745,271 and $58,816,717, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities      $   112,807,515
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (25,487,209)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities            $    87,320,306
-------------------------------------------------------------------------------
Cost of investments for tax purposes is                            $657,895,568
===============================================================================

VIBVA-QTR-1

                             AIM V.I. BLUE CHIP FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com             VIBCH-QTR-1 9/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                 MARKET
                                                                          SHARES                 VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTEREST--97.88%
AEROSPACE & DEFENSE--2.16%
Honeywell International Inc.                                              33,100            $  1,186,966
--------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                 16,400               1,531,432
--------------------------------------------------------------------------------------------------------
                                                                                               2,718,398
========================================================================================================

AIR FREIGHT & LOGISTICS--0.78%
United Parcel Service, Inc.-Class B                                       12,900                 979,368
========================================================================================================

ALUMINUM--0.72%
Alcoa Inc.                                                                26,900                 903,571
========================================================================================================

APPAREL RETAIL--0.68%
Gap, Inc. (The)                                                           46,000                 860,200
========================================================================================================

BIOTECHNOLOGY--2.16%
Amgen Inc.(a)                                                             27,100               1,536,028
--------------------------------------------------------------------------------------------------------
Genentech, Inc.(a)                                                        22,400               1,174,208
--------------------------------------------------------------------------------------------------------
                                                                                               2,710,236
========================================================================================================

BUILDING PRODUCTS--0.78%
Masco Corp.                                                               28,400                 980,652
========================================================================================================

COMMUNICATIONS EQUIPMENT--2.85%
Cisco Systems, Inc.(a)                                                   155,000               2,805,500
--------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                            43,300                 781,132
--------------------------------------------------------------------------------------------------------
                                                                                               3,586,632
========================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.78%
Best Buy Co., Inc.                                                        18,000                 976,320
========================================================================================================

COMPUTER HARDWARE--3.15%
Dell Inc.(a)                                                              65,500               2,331,800
--------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                     19,000               1,629,060
--------------------------------------------------------------------------------------------------------
                                                                                               3,960,860
========================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.81%
EMC Corp.(a)                                                              88,000               1,015,520
========================================================================================================

CONSUMER FINANCE--2.46%
American Express Co.                                                      30,000               1,543,800
--------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                29,000                 730,800
--------------------------------------------------------------------------------------------------------
SLM Corp.                                                                 18,200                 811,720
--------------------------------------------------------------------------------------------------------
                                                                                               3,086,320
========================================================================================================

VIBCH-QTR-1

                                                                                                 MARKET
                                                                          SHARES                 VALUE
--------------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES--1.88%
Automatic Data Processing, Inc.                                           23,500            $    971,020
--------------------------------------------------------------------------------------------------------
First Data Corp.                                                          32,000               1,392,000
--------------------------------------------------------------------------------------------------------
                                                                                               2,363,020
========================================================================================================

DEPARTMENT STORES--0.64%
J.C. Penney Co., Inc.                                                     22,800                 804,384
========================================================================================================

DIVERSIFIED BANKS--2.38%
Bank of America Corp.                                                     40,000               1,733,200
--------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                         21,200               1,264,156
--------------------------------------------------------------------------------------------------------
                                                                                               2,997,356
========================================================================================================

DIVERSIFIED CHEMICALS--0.96%
Dow Chemical Co. (The)                                                    26,600               1,201,788
========================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.98%
Apollo Group, Inc.-Class A(a)                                             17,200               1,261,964
--------------------------------------------------------------------------------------------------------
Cendant Corp.                                                             56,700               1,224,720
--------------------------------------------------------------------------------------------------------
                                                                                               2,486,684
========================================================================================================

ELECTRIC UTILITIES--1.06%
FPL Group, Inc.                                                           10,200                 696,864
--------------------------------------------------------------------------------------------------------
Southern Co. (The)                                                        21,100                 632,578
--------------------------------------------------------------------------------------------------------
                                                                                               1,329,442
========================================================================================================

ENVIRONMENTAL SERVICES--0.76%
Waste Management, Inc.                                                    34,800                 951,432
========================================================================================================

FOOD DISTRIBUTORS--0.65%
Sysco Corp.                                                               27,400                 819,808
========================================================================================================

FOOTWEAR--0.86%
NIKE, Inc.-Class B                                                        13,800               1,087,440
========================================================================================================

GENERAL MERCHANDISE STORES--0.78%
Target Corp.                                                              21,600                 977,400
========================================================================================================

HEALTH CARE EQUIPMENT--3.72%
Boston Scientific Corp.(a)                                                17,000                 675,410
--------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                           31,400               1,629,660
--------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                           18,000                 793,800
--------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                                                  20,000               1,580,800
--------------------------------------------------------------------------------------------------------
                                                                                               4,679,670
========================================================================================================

HOME IMPROVEMENT RETAIL--1.78%
Home Depot, Inc. (The)                                                    57,000               2,234,400
========================================================================================================

VIBCH-QTR-1

                                                                                                 MARKET
                                                                          SHARES                 VALUE
--------------------------------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES--1.36%
Carnival Corp. (Panama)                                                   19,000            $    898,510
--------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                 17,500                 812,350
--------------------------------------------------------------------------------------------------------
                                                                                               1,710,860
========================================================================================================

HOUSEHOLD PRODUCTS--2.87%
Colgate-Palmolive Co.                                                     22,700               1,025,586
--------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                47,700               2,581,524
--------------------------------------------------------------------------------------------------------
                                                                                               3,607,110
========================================================================================================

HOUSEWARES & SPECIALTIES--0.57%
Fortune Brands, Inc.                                                       9,600                 711,264
========================================================================================================

HYPERMARKETS & SUPER CENTERS--3.24%
Costco Wholesale Corp.                                                    23,000                 955,880
--------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                     58,500               3,112,200
--------------------------------------------------------------------------------------------------------
                                                                                               4,068,080
========================================================================================================

INDUSTRIAL CONGLOMERATES--5.82%
3M Co.                                                                    12,100                 967,637
--------------------------------------------------------------------------------------------------------
General Electric Co.                                                     114,000               3,828,120
--------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                         82,100               2,517,186
--------------------------------------------------------------------------------------------------------
                                                                                               7,312,943
========================================================================================================

INDUSTRIAL GASES--0.65%
Air Products & Chemicals, Inc.                                            15,000                 815,700
========================================================================================================

INDUSTRIAL MACHINERY--1.93%
Danaher Corp.                                                             28,200               1,446,096
--------------------------------------------------------------------------------------------------------
Eaton Corp.                                                               15,400                 976,514
--------------------------------------------------------------------------------------------------------
                                                                                               2,422,610
========================================================================================================

INTEGRATED OIL & GAS--3.35%
Exxon Mobil Corp.                                                         87,000               4,204,710
========================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.99%
SBC Communications Inc.                                                   48,000               1,245,600
========================================================================================================

INTERNET RETAIL--0.67%
eBay Inc.(a)                                                               9,200                 845,848
========================================================================================================

INVESTMENT BANKING & BROKERAGE--3.16%
Goldman Sachs Group, Inc. (The)                                           14,600               1,361,304
--------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                 26,600               1,322,552
--------------------------------------------------------------------------------------------------------
Morgan Stanley                                                            26,000               1,281,800
--------------------------------------------------------------------------------------------------------
                                                                                               3,965,656
========================================================================================================

IT CONSULTING & OTHER SERVICES--0.52%
Accenture Ltd.-Class A (Bermuda)(a)                                       24,000                 649,200
========================================================================================================

VIBCH-QTR-1

                                                                                                  MARKET
                                                                          SHARES                  VALUE
---------------------------------------------------------------------------------------------------------
MANAGED HEALTH CARE--1.48%
UnitedHealth Group Inc.                                                   25,300            $   1,865,622
=========================================================================================================

MOVIES & ENTERTAINMENT--1.02%
Viacom Inc.-Class B(a)                                                    38,100                1,278,636
=========================================================================================================

MULTI-LINE INSURANCE--2.21%
American International Group, Inc.                                        40,900                2,780,791
=========================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.52%
Dominion Resources, Inc.                                                  10,000                  652,500
=========================================================================================================

OIL & GAS DRILLING--0.44%
ENSCO International Inc.                                                  17,000                  555,390
=========================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.07%
Schlumberger Ltd. (Netherlands)                                           20,000                1,346,200
=========================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--5.21%
Citigroup Inc.                                                            89,000                3,926,680
---------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                      66,000                2,622,180
---------------------------------------------------------------------------------------------------------
                                                                                                6,548,860
=========================================================================================================

PERSONAL PRODUCTS--2.15%
Avon Products, Inc.                                                       30,100                1,314,768
---------------------------------------------------------------------------------------------------------
Gillette Co. (The)                                                        33,400                1,394,116
---------------------------------------------------------------------------------------------------------
                                                                                                2,708,884
=========================================================================================================

PHARMACEUTICALS--7.63%
Allergan, Inc.                                                            11,400                  827,070
---------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                                              12,200                  548,756
---------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                         45,000                2,534,850
---------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                         14,200                  852,710
---------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                              117,000                3,580,200
---------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)                          22,700                  589,065
---------------------------------------------------------------------------------------------------------
Wyeth                                                                     17,500                  654,500
---------------------------------------------------------------------------------------------------------
                                                                                                9,587,151
=========================================================================================================

PROPERTY & CASUALTY INSURANCE--1.00%
Allstate Corp. (The)                                                      26,100                1,252,539
=========================================================================================================

RAILROADS--0.67%
Canadian National Railway Co. (Canada)                                    17,300                  839,050
=========================================================================================================

RESTAURANTS--1.20%
McDonald's Corp.                                                          54,000                1,513,620
=========================================================================================================

VIBCH-QTR-1

                                                                                                 MARKET
                                                                          SHARES                 VALUE
--------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--0.99%
Applied Materials, Inc.(a)                                               41,800             $    689,282
--------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                                      13,500                  559,980
--------------------------------------------------------------------------------------------------------
                                                                                               1,249,262
========================================================================================================

SEMICONDUCTORS--3.62%
Analog Devices, Inc.                                                      20,500                 794,990
--------------------------------------------------------------------------------------------------------
Intel Corp.                                                               81,800               1,640,908
--------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                   17,400                 630,576
--------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                 24,000                 644,160
--------------------------------------------------------------------------------------------------------
Xilinx, Inc.(a)                                                           31,000                 837,000
--------------------------------------------------------------------------------------------------------
                                                                                               4,547,634
========================================================================================================

SOFT DRINKS--0.82%
PepsiCo, Inc.                                                             21,200               1,031,380
========================================================================================================

SPECIALTY STORES--0.53%
Bed Bath & Beyond Inc.(a)                                                 18,000                 667,980
========================================================================================================

SYSTEMS SOFTWARE--5.56%
Microsoft Corp.                                                          147,700               4,083,905
--------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                          100,000               1,128,000
--------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                         16,000                 878,080
--------------------------------------------------------------------------------------------------------
VERITAS Software Corp.(a)                                                 50,700                 902,460
--------------------------------------------------------------------------------------------------------
                                                                                               6,992,445
========================================================================================================

THRIFTS & MORTGAGE FINANCE--1.05%
Fannie Mae                                                                20,800               1,318,720
========================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.80%
Vodafone Group PLC-ADR (United Kingdom)                                   41,600               1,002,976
========================================================================================================

Total Common Stocks & Other Equity Interest (Cost $113,199,279)                              123,010,122
========================================================================================================

                                                                        PRINCIPAL
                                                                         AMOUNT
U.S. TREASURY BILLS--0.40%
1.62%, 12/16/04 (Cost $498,287)(b)(c)                                 $  500,000(d)              498,340
========================================================================================================


                                                                          SHARES
MONEY MARKET FUNDS--1.72%
Liquid Assets Portfolio-Institutional Class(e)                         1,083,256               1,083,256
--------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)                            1,083,256               1,083,256
========================================================================================================

Total Money Market Funds (Cost $2,166,512)                                                     2,166,512
========================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $115,864,078)                                             $125,674,974
--------------------------------------------------------------------------------------------------------
========================================================================================================

VIBCH-QTR-1

Investment Abbreviations:

ADR                     American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Security fair valued in accordance with the procedures established by the Board of Trustees, based on evaluated prices provided by an independent pricing service. The aggregate market value of this security at SeptemberC 30, 2004 represented 0.40% of the Fund's Total Investments. See Note 1A.

(c) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1C and Note 3.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


See accompanying notes which are an integral part of this schedule.

VIBCH-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

VIBCH-QTR-1
     include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

VIBCH-QTR-1

     INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                            UNREALIZED
                            MARKET VALUE    PURCHASES     PROCEEDS FROM     APPRECIATION    MARKET VALUE    DIVIDEND    REALIZED
FUND                          12/31/03       AT COST          SALES        (DEPRECIATION)    09/30/04       INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                       $2,005,186    $13,861,806    $(14,783,736)     $       --       $1,083,256       $13,098    $       --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                        2,005,186     13,861,806     (14,783,736)             --        1,083,256        12,747            --
-----------------------------------------------------------------------------------------------------------------------------------
                            $4,010,372    $27,723,612    $(29,567,472)     $       --       $2,166,512       $25,845    $       --
===================================================================================================================================

NOTE 3--FUTURES CONTRACTS

On September 30, 2004, $498,340 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.


                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                      NO. OF         MONTH/                         UNREALIZED
CONTRACT                                             CONTRACTS     COMMITMENT    MARKET VALUE       DEPRECIATION
----------------------------------------------------------------------------------------------------------------

S&P 500 Futures                                          5         Dec-04/Long     $1,393,625       $    (14,623)
================================================================================================================

NOTE 4--INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $41,918,686 and $33,689,070, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                                      $     11,381,067
----------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                          (7,074,121)
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                            $      4,306,946
================================================================================================================

Cost of investments for tax purposes is $121,368,028.

VIBCH-QTR-1

                       AIM V.I. CAPITAL APPRECIATION FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com         VICAP-QTR-1 9/04          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--96.70%
ADVERTISING--1.17%
Lamar Advertising Co.-Class A(a)(b)                                                          267,100                   $ 11,114,031
===================================================================================================================================

AEROSPACE & DEFENSE--0.66%
Honeywell International Inc.                                                                 175,300                      6,286,258
===================================================================================================================================

AIR FREIGHT & LOGISTICS--1.06%
Expeditors International of Washington, Inc.                                                  70,100                      3,624,170
-----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                   75,100                      6,435,319
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,059,489
===================================================================================================================================
AIRLINES--0.44%
Southwest Airlines Co.                                                                       309,500                      4,215,390
===================================================================================================================================

APPAREL RETAIL--0.33%
TJX Cos., Inc. (The)                                                                         141,600                      3,120,864
===================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.63%
Coach, Inc.(a)                                                                               140,200                      5,947,284
===================================================================================================================================

APPLICATION SOFTWARE--0.99%
Autodesk, Inc.                                                                               193,900                      9,429,357
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.75%
Investors Financial Services Corp.                                                            53,300                      2,405,429
-----------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                         116,500                      4,753,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,158,629
===================================================================================================================================

BIOTECHNOLOGY--1.76%
Amgen Inc.(a)                                                                                104,400                      5,917,392
-----------------------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc.(a)                                                                           84,100                      5,144,397
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                                                                     152,700                      5,707,926
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         16,769,715
===================================================================================================================================

VICAP-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV--2.28%
Clear Channel Communications, Inc.                                                           420,100                   $ 13,094,517
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)                                                     272,660                      8,618,783
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         21,713,300
===================================================================================================================================

CASINOS & GAMING--0.55%
MGM MIRAGE(a)                                                                                105,200                      5,223,180
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--5.30%
Avaya Inc.(a)                                                                                210,300                      2,931,582
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                                                     1,051,400                     19,030,340
-----------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.(a)                                                                 334,800                      6,304,284
-----------------------------------------------------------------------------------------------------------------------------------
Corning Inc.(a)                                                                              490,700                      5,436,956
-----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.(a)                                                                    280,300                      6,615,080
-----------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                               153,400                      2,767,336
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                                186,800                      7,292,672
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         50,378,250
===================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.60%
Best Buy Co., Inc.                                                                           105,200                      5,706,048
===================================================================================================================================

COMPUTER HARDWARE--2.54%
Apple Computer, Inc.(a)                                                                      139,900                      5,421,125
-----------------------------------------------------------------------------------------------------------------------------------
Dell Inc.(a)                                                                                 525,700                     18,714,920
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         24,136,045
===================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.22%
Caterpillar Inc.                                                                             105,200                      8,463,340
-----------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                  196,200                     12,664,710
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         21,128,050
===================================================================================================================================

CONSUMER FINANCE--3.45%
American Express Co.                                                                         175,300                      9,020,938
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                   70,300                      5,195,170
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                   490,700                     12,365,640
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                    140,200                      6,252,920
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         32,834,668
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.72%
Affiliated Computer Services, Inc.-Class A(a)                                                 70,100                      3,902,467
-----------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                              140,200                      5,793,064
-----------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.(a)                                                                              317,912                     11,082,412
-----------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                                167,400                      5,047,110
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         25,825,053
===================================================================================================================================

DEPARTMENT STORES--0.54%
J.C. Penney Co., Inc.                                                                        146,300                      5,161,464
===================================================================================================================================

VICAP-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS--0.64%
Bank of America Corp.                                                                        140,200                   $  6,074,866
===================================================================================================================================

DIVERSIFIED CHEMICALS--1.31%
Dow Chemical Co. (The)                                                                        91,100                      4,115,898
-----------------------------------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                                               103,500                      4,429,800
-----------------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                          82,300                      3,913,365
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,459,063
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.01%
Apollo Group, Inc.-Class A(a)                                                                 70,100                      5,143,237
-----------------------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                                 105,200                      4,422,608
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,565,845
===================================================================================================================================

DIVERSIFIED METALS & MINING--0.41%
Phelps Dodge Corp.                                                                            42,100                      3,874,463
===================================================================================================================================

DRUG RETAIL--0.53%
Walgreen Co.                                                                                 140,200                      5,023,366
===================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.57%
Rockwell Automation, Inc.                                                                    140,200                      5,425,740
===================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.49%
Agilent Technologies, Inc.(a)                                                                217,600                      4,693,632
===================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.35%
Molex Inc.                                                                                   112,500                      3,354,750
===================================================================================================================================

EMPLOYMENT SERVICES--1.52%
Robert Half International Inc.                                                               560,800                     14,451,816
===================================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.38%
Monsanto Co.                                                                                  98,100                      3,572,802
===================================================================================================================================

FOOD RETAIL--0.44%
Whole Foods Market, Inc.                                                                      49,100                      4,212,289
===================================================================================================================================

FOOTWEAR--0.44%
NIKE, Inc.-Class B                                                                            52,500                      4,137,000
===================================================================================================================================

VICAP-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--7.07%
Bard (C.R.), Inc.                                                                             91,400                   $  5,175,982
-----------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                      144,900                      7,491,330
-----------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                                 495,625                     23,234,900
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)                                                       79,400                      4,631,402
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                              114,300                      5,932,170
-----------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                                                                     49,500                      3,725,865
-----------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                                                              115,500                      3,992,835
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                                              119,200                      5,256,720
-----------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                                                                      98,300                      7,769,632
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         67,210,836
===================================================================================================================================

HEALTH CARE SERVICES--1.28%
Caremark Rx, Inc.(a)                                                                         380,370                     12,198,466
===================================================================================================================================

HEALTH CARE SUPPLIES--0.52%
Alcon, Inc. (Switzerland)                                                                     61,100                      4,900,220
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.36%
Carnival Corp. (Panama)                                                                      105,200                      4,974,908
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia)                                                        70,100                      3,056,360
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                    105,200                      4,883,384
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,914,652
===================================================================================================================================

HOUSEHOLD PRODUCTS--1.00%
Procter & Gamble Co. (The)                                                                   176,500                      9,552,180
===================================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.98%
Wal-Mart Stores, Inc.                                                                        175,300                      9,325,960
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--1.84%
3M Co.                                                                                        63,100                      5,046,107
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                         210,300                      7,061,874
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                                            175,300                      5,374,698
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         17,482,679
===================================================================================================================================

INDUSTRIAL GASES--0.87%
Air Products & Chemicals, Inc.                                                                85,400                      4,644,052
-----------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                 84,100                      3,594,434
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,238,486
===================================================================================================================================

INDUSTRIAL MACHINERY--3.53%
Danaher Corp.                                                                                140,200                      7,189,456
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                   70,100                      4,445,041
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                                      70,100                      6,531,217
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                                                         154,100                     10,474,177
-----------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                         84,100                      4,950,126
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         33,590,017
===================================================================================================================================

VICAP-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS--1.06%
Exxon Mobil Corp.                                                                            209,200                   $ 10,110,636
===================================================================================================================================

INTERNET RETAIL--1.08%
eBay Inc.(a)                                                                                 112,100                     10,306,474
===================================================================================================================================

INTERNET SOFTWARE & SERVICES--2.10%
Google Inc.-Class A(a)(b)                                                                     35,100                      4,548,960
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.(a)                                                                               455,600                     15,449,396
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         19,998,356
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.34%
Goldman Sachs Group, Inc. (The)                                                               35,100                      3,272,724
===================================================================================================================================

IT CONSULTING & OTHER SERVICES--0.60%
Accenture Ltd.-Class A (Bermuda)(a)                                                          210,300                      5,688,615
===================================================================================================================================

LIFE & HEALTH INSURANCE--0.29%
AFLAC Inc.                                                                                    70,100                      2,748,621
===================================================================================================================================

MANAGED HEALTH CARE--1.96%
Aetna Inc.                                                                                    63,300                      6,325,569
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                       84,300                      6,216,282
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                                                             58,300                      6,126,747
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         18,668,598
===================================================================================================================================

MOTORCYCLE MANUFACTURERS--0.32%
Harley-Davidson, Inc.                                                                         50,400                      2,995,776
===================================================================================================================================

MOVIES & ENTERTAINMENT--0.99%
Viacom Inc.-Class B                                                                          280,300                      9,406,868
===================================================================================================================================

MULTI-LINE INSURANCE--1.57%
American International Group, Inc.                                                           140,200                      9,532,198
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial Inc.-Class A(a)                                                           231,000                      5,382,300
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         14,914,498
===================================================================================================================================

OIL & GAS DRILLING--0.59%
ENSCO International Inc.                                                                     170,800                      5,580,036
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.38%
BJ Services Co.                                                                              121,900                      6,388,779
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                               67,200                      2,263,968
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)                                                   87,500                      4,464,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,116,997
===================================================================================================================================

VICAP-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--1.48%
Apache Corp.                                                                                  70,100                   $  3,512,711
-----------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                            98,100                      6,966,081
-----------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                             112,100                      3,641,008
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         14,119,800
===================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.40%
Valero Energy Corp.                                                                           46,900                      3,761,849
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.92%
Citigroup Inc.                                                                               225,300                      9,940,236
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                         210,300                      8,355,219
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         18,295,455
===================================================================================================================================

PACKAGED FOODS & MEATS--0.73%
Hershey Foods Corp.                                                                           72,600                      3,391,146
-----------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                   84,100                      3,587,706
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,978,852
===================================================================================================================================

PERSONAL PRODUCTS--1.16%
Avon Products, Inc.                                                                           84,100                      3,673,488
-----------------------------------------------------------------------------------------------------------------------------------
Gillette Co. (The)                                                                           175,300                      7,317,022
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,990,510
===================================================================================================================================

PHARMACEUTICALS--5.82%
Johnson & Johnson                                                                            237,800                     13,395,274
-----------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                             21,200                      1,273,060
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)                                                      186,900                      7,296,576
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                                  595,800                     18,231,480
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceuticals Industries Ltd.-ADR (Israel)                                            583,000                     15,128,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         55,325,240
===================================================================================================================================

PUBLISHING--0.62%
Gannett Co., Inc.                                                                             70,100                      5,871,576
===================================================================================================================================

REGIONAL BANKS--0.43%
Commerce Bancorp, Inc.                                                                        73,600                      4,062,720
===================================================================================================================================

RESTAURANTS--0.41%
McDonald's Corp.                                                                             140,200                      3,929,806
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.70%
Applied Materials, Inc.(a)                                                                   222,000                      3,660,780
-----------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                                                           71,600                      2,969,968
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,630,748
===================================================================================================================================

VICAP-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS--5.28%
Analog Devices, Inc.                                                                         315,500                   $ 12,235,090
-----------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class A(a)                                                      420,500                      6,013,150
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                      224,300                      8,128,632
-----------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                              112,800                      4,770,312
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                                    710,525                     19,070,491
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         50,217,675
===================================================================================================================================

SPECIALTY CHEMICALS--0.75%
Ecolab Inc.                                                                                  112,100                      3,524,424
-----------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                               84,100                      3,613,777
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,138,201
===================================================================================================================================

SPECIALTY STORES--3.32%
Bed Bath & Beyond Inc.(a)                                                                    280,300                     10,401,933
-----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                490,700                     14,632,674
-----------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                                                                     175,300                      6,582,515
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         31,617,122
===================================================================================================================================

STEEL--0.79%
Nucor Corp.                                                                                   42,100                      3,846,677
-----------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                     98,400                      3,701,808
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,548,485
===================================================================================================================================

SYSTEMS SOFTWARE--4.43%
Adobe Systems Inc.                                                                            82,700                      4,091,169
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                              859,000                     23,751,350
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                                              622,300                      7,019,544
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                                            112,100                      6,152,048
-----------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.(a)                                                                     63,400                      1,128,520
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         42,142,631
===================================================================================================================================

TECHNOLOGY DISTRIBUTORS--1.19%
CDW Corp.                                                                                    195,000                     11,315,850
===================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.46%
Nextel Communications, Inc.-Class A(a)                                                       182,000                      4,338,880
===================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $742,764,238)                                                        919,559,802
===================================================================================================================================

VICAP-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.58%
Liquid Assets Portfolio-Institutional Class(c)                                           7,539,870                     $  7,539,870
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)                                              7,539,870                        7,539,870
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $15,079,740)                                                                              15,079,740
===================================================================================================================================
TOTAL INVESTMENTS--98.28% (excluding investments
purchased with cash collateral from securities loaned)
(Cost $757,843,978)                                                                                                     934,630,542
===================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--1.72%
STIC Prime Portfolio-Institutional Class(c)(d)                                          16,318,600                       16,318,600
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $16,318,600)                                                                    16,318,600
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $774,162,578)                                                                        $950,958,142
___________________________________________________________________________________________________________________________________
===================================================================================================================================


Investment Abbreviations:

ADR                 American Depositary Receipt

Notes to Schedule of Investments:


(a)   Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


      See accompanying notes which are an integral part of this schedule.

VICAP-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service

VICAP-QTR-1
     in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the

VICAP-QTR-1
     liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option
     is the mean between the last bid and asked prices on that     day. If a
     written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.


     INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                          MARKET                         PROCEEDS       UNREALIZED         MARKET                        REALIZED
                          VALUE        PURCHASES          FROM         APPRECIATION         VALUE        DIVIDEND          GAIN
FUND                     12/31/03       AT COST           SALES       (DEPRECIATION)      09/30/04        INCOME          (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class    $ 9,991,889   $192,808,467     $(195,260,486)   $           --    $ 7,539,870       $132,177    $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class      9,991,889    192,808,467      (195,260,486)               --      7,539,870        127,753              --
-----------------------------------------------------------------------------------------------------------------------------------
    SUBTOTAL           $19,983,778   $385,616,934     $(390,520,972)   $           --    $15,079,740       $259,930    $         --
===================================================================================================================================

     INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                          MARKET                         PROCEEDS       UNREALIZED         MARKET                        REALIZED
                          VALUE        PURCHASES          FROM         APPRECIATION         VALUE        DIVIDEND          GAIN
FUND                     12/31/03       AT COST           SALES       (DEPRECIATION)      09/30/04        INCOME*         (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class     $30,149,300  $222,647,400     $(252,796,700)   $           --    $         --     $ 28,442    $          --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class              --    29,434,800       (13,116,200)               --      16,318,600          614               --
-----------------------------------------------------------------------------------------------------------------------------------
    SUBTOTAL            $30,149,300  $252,082,200     $(265,912,900)   $           --     $16,318,600     $ 29,056    $          --
===================================================================================================================================
       TOTAL            $50,133,078  $637,699,134     $(656,433,872)   $           --     $31,398,340     $288,986    $          --
===================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

VICAP-QTR-1

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At September 30, 2004, securities with an aggregate value of $15,830,588 were on loan to brokers. The loans were secured by cash collateral of $16,318,600 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $29,056 for securities lending transactions.

NOTE 4--OPTION CONTRACTS WRITTEN


                         TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------
                                                      CALL OPTION CONTRACTS
                                                   ----------------------------
                                                   NUMBER OF           PREMIUMS
                                                   CONTRACTS           RECEIVED
                                                   ---------           --------
Beginning of period                                       --           $     --
-------------------------------------------------------------------------------
Written                                                  960            117,995
-------------------------------------------------------------------------------
Closed                                                  (550)           (86,764)
-------------------------------------------------------------------------------
Expired                                                 (410)           (31,231)
-------------------------------------------------------------------------------
End of period                                             --           $     --
-------------------------------------------------------------------------------


NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $576,487,029 and $611,360,641, respectively.



 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $190,219,622
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (19,424,801)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $170,794,821
===============================================================================

Cost of investments for tax purposes is $780,163,321.

VICAP-QTR-1

                       AIM V.I. CAPITAL DEVELOPMENT FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com             VICDV-QTR-1 9/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                   MARKET
                                                         SHARES                                    VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--93.10%
ADVERTISING--1.41%
Lamar Advertising Co.-Class A(a)                         18,750                                $     780,187
------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.(a)                                  31,300                                    1,544,968
------------------------------------------------------------------------------------------------------------
                                                                                                   2,325,155
============================================================================================================

AIR FREIGHT & LOGISTICS--1.19%
Robinson (C.H.) Worldwide, Inc.                           42,100                                   1,953,019
============================================================================================================

APPAREL RETAIL--2.12%
Limited Brands                                            86,200                                   1,921,398
------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                         67,000                                   1,570,480
------------------------------------------------------------------------------------------------------------
                                                                                                   3,491,878
============================================================================================================

APPLICATION SOFTWARE--4.26%
Amdocs Ltd. (United Kingdom)(a)                           54,900                                   1,198,467
------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                            42,000                                   2,042,460
------------------------------------------------------------------------------------------------------------
Intuit Inc.(a)                                            40,200                                   1,825,080
------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.(a)                              24,000                                     837,120
------------------------------------------------------------------------------------------------------------
NAVTEQ(a)                                                 30,900                                   1,101,276
------------------------------------------------------------------------------------------------------------
                                                                                                   7,004,403
============================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.98%
Franklin Resources, Inc.                                  29,000                                   1,617,040
============================================================================================================

BROADCASTING & CABLE TV--0.77%
Cox Radio, Inc.-Class A(a)                                85,300                                   1,272,676
============================================================================================================

BUILDING PRODUCTS--1.12%
American Standard Cos. Inc.(a)                            47,400                                   1,844,334
============================================================================================================

CASINOS & GAMING--2.14%
Harrah's Entertainment, Inc.                              34,800                                   1,843,704
------------------------------------------------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                         87,900                                   1,678,890
------------------------------------------------------------------------------------------------------------
                                                                                                   3,522,594
============================================================================================================

COMMERCIAL PRINTING--1.03%
Donnelley (R.R.) & Sons Co.                               54,077                                   1,693,692
============================================================================================================


VICDV-QTR-1

                                                                                                   MARKET
                                                          SHARES                                   VALUE
------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.07%
Harris Corp.                                              31,900                               $   1,752,586
============================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.81%
Cummins Inc.                                              18,100                                   1,337,409
============================================================================================================

CONSUMER ELECTRONICS--1.31%
Garmin Ltd. (Cayman Islands)(a)(b)                        49,900                                   2,158,175
============================================================================================================

CONSUMER FINANCE--1.00%
AmeriCredit Corp.(a)(b)                                   78,800                                   1,645,344
============================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--4.37%
Alliance Data Systems Corp.(a)                            39,000                                   1,581,840
------------------------------------------------------------------------------------------------------------
Certegy Inc.                                              25,750                                     958,158
------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc.(a)                        76,300                                   1,175,783
------------------------------------------------------------------------------------------------------------
DST Systems, Inc.(a)                                      42,800                                   1,903,316
------------------------------------------------------------------------------------------------------------
Iron Mountain Inc.(a)                                     46,337                                   1,568,507
------------------------------------------------------------------------------------------------------------
                                                                                                   7,187,604
============================================================================================================

DEPARTMENT STORES--1.03%
Kohl's Corp.(a)                                           35,100                                   1,691,469
============================================================================================================

DISTILLERS & VINTNERS--0.80%
Constellation Brands, Inc.-Class A(a)                     34,600                                   1,316,876
============================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--2.81%
Corrections Corp. of America(a)                           43,800                                   1,548,768
------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                           86,000                                   1,739,780
------------------------------------------------------------------------------------------------------------
United Rentals, Inc.(a)                                   84,000                                   1,334,760
------------------------------------------------------------------------------------------------------------
                                                                                                   4,623,308
============================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.14%
Cooper Industries, Ltd.-Class A (Bermuda)                 31,700                                   1,870,300
============================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.59%
Aeroflex Inc.(a)                                          82,000                                     866,740
------------------------------------------------------------------------------------------------------------
Amphenol Corp.-Class A(a)                                 50,800                                   1,740,408
------------------------------------------------------------------------------------------------------------
                                                                                                   2,607,148
============================================================================================================

EMPLOYMENT SERVICES--0.47%
Manpower Inc.                                             17,500                                     778,575
============================================================================================================

VICDV-QTR-1

                                                                                                   MARKET
                                                          SHARES                                   VALUE
------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES--1.65%
Republic Services, Inc.                                   64,500                               $   1,919,520
------------------------------------------------------------------------------------------------------------
Stericycle, Inc.(a)                                       17,100                                     784,890
------------------------------------------------------------------------------------------------------------
                                                                                                   2,704,410
============================================================================================================

GENERAL MERCHANDISE STORES--1.38%
Dollar General Corp.                                      77,100                                   1,553,565
------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                               26,500                                     714,175
------------------------------------------------------------------------------------------------------------
                                                                                                   2,267,740
============================================================================================================

HEALTH CARE DISTRIBUTORS--0.82%
Omnicare, Inc.                                            47,700                                   1,352,772
============================================================================================================

HEALTH CARE EQUIPMENT--4.37%
Bio-Rad Laboratories, Inc.-Class A(a)                     19,500                                     996,450
------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)(b)                36,600                                   2,134,878
------------------------------------------------------------------------------------------------------------
Varian Inc.(a)                                            42,100                                   1,594,327
------------------------------------------------------------------------------------------------------------
VISX, Inc.(a)                                             26,100                                     537,660
------------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                           43,400                                   1,913,940
------------------------------------------------------------------------------------------------------------
                                                                                                   7,177,255
============================================================================================================

HEALTH CARE FACILITIES--1.75%
Community Health Systems Inc.(a)                          65,000                                   1,734,200
------------------------------------------------------------------------------------------------------------
Select Medical Corp.                                      84,500                                   1,134,835
------------------------------------------------------------------------------------------------------------
                                                                                                   2,869,035
============================================================================================================

HEALTH CARE SERVICES--4.68%
Apria Healthcare Group Inc.(a)                            52,500                                   1,430,625
------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.(a)                                      63,563                                   2,038,465
------------------------------------------------------------------------------------------------------------
Covance Inc.(a)                                           28,400                                   1,135,148
------------------------------------------------------------------------------------------------------------
DaVita, Inc.(a)                                           48,450                                   1,509,218
------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.(a)                                  24,200                                   1,581,228
------------------------------------------------------------------------------------------------------------
                                                                                                   7,694,684
============================================================================================================

HOME FURNISHINGS--1.22%
Tempur-Pedic International Inc.(a)                       133,900                                   2,007,161
============================================================================================================

HOMEBUILDING--0.99%
Ryland Group, Inc. (The)                                  17,500                                   1,621,550
============================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.45%
Starwood Hotels & Resorts Worldwide, Inc.                 15,900                                     738,078
============================================================================================================

VICDV-QTR-1

                                                                                   MARKET
                                                        SHARES                     VALUE
-------------------------------------------------------------------------------------------
HOUSEWARES & SPECIALTIES--2.02%
Jarden Corp.(a)                                         42,800                $   1,561,772
-------------------------------------------------------------------------------------------
Yankee Candle Co., Inc. (The)(a)                        60,600                    1,754,976
-------------------------------------------------------------------------------------------
                                                                                  3,316,748
===========================================================================================

HYPERMARKETS & SUPER CENTERS--1.11%
BJ's Wholesale Club, Inc.(a)                            66,500                    1,818,110
===========================================================================================

INDUSTRIAL GASES--1.03%
Airgas, Inc.                                            70,400                    1,694,528
===========================================================================================

INDUSTRIAL MACHINERY--1.63%
Eaton Corp.                                             12,100                      767,261
-------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                   32,500                    1,912,950
-------------------------------------------------------------------------------------------
                                                                                  2,680,211
===========================================================================================

INSURANCE BROKERS--0.97%
Willis Group Holdings Ltd. (Bermuda)                    42,700                    1,596,980
===========================================================================================

INTEGRATED OIL & GAS--0.98%
Murphy Oil Corp.                                        18,500                    1,605,245
===========================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--1.42%
iShares Nasdaq Biotechnology Index Fund(a)(b)           33,300                    2,331,000
===========================================================================================

LEISURE PRODUCTS--1.90%
Brunswick Corp.                                         40,600                    1,857,856
-------------------------------------------------------------------------------------------
Polaris Industries Inc.                                 22,600                    1,261,532
-------------------------------------------------------------------------------------------
                                                                                  3,119,388
===========================================================================================

METAL & GLASS CONTAINERS--0.90%
Pactiv Corp.(a)                                         63,500                    1,476,375
===========================================================================================

MULTI-LINE INSURANCE--0.84%
Quanta Capital Holdings Ltd. (Bermuda)(a)               35,900                      292,585
-------------------------------------------------------------------------------------------
Quanta Capital Holdings Ltd. (Bermuda) (Aquired
08/07/03-3/10/04; Cost $1,372,870)(a)(c)(d)            133,100                    1,084,765
-------------------------------------------------------------------------------------------
                                                                                  1,377,350
===========================================================================================

MULTI-UTILITIES & UNREGULATED POWER--1.03%
Questar Corp.                                           36,800                    1,686,176
===========================================================================================

OFFICE ELECTRONICS--0.68%
Zebra Technologies Corp.-Class A(a)                     18,375                    1,121,059
===========================================================================================

VICDV-QTR-1

                                                                                                   MARKET
                                                         SHARES                                    VALUE
------------------------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--1.53%
BJ Services Co.                                          31,800                                $   1,666,638
------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc.(a)                             77,200                                      853,060
------------------------------------------------------------------------------------------------------------
                                                                                                   2,519,698
============================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.24%
XTO Energy, Inc.                                         62,625                                    2,034,060
============================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.93%
Ashland Inc.                                             33,600                                    1,884,288
------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                      14,800                                      929,736
------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                               166,200                                    2,011,020
------------------------------------------------------------------------------------------------------------
                                                                                                   4,825,044
============================================================================================================

PACKAGED FOODS & MEATS--0.50%
Flowers Foods, Inc.                                      32,000                                      827,200
============================================================================================================

PAPER PACKAGING--1.44%
Sealed Air Corp.(a)                                      15,700                                      727,695
------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.(a)                         84,300                                    1,632,891
------------------------------------------------------------------------------------------------------------
                                                                                                   2,360,586
============================================================================================================

PERSONAL PRODUCTS--0.74%
NBTY, Inc.(a)                                            56,300                                    1,213,828
============================================================================================================

PHARMACEUTICALS--1.07%
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)     61,500                                    1,761,975
============================================================================================================

PROPERTY & CASUALTY INSURANCE--0.93%
ACE Ltd. (Cayman Islands)                                38,307                                    1,534,578
============================================================================================================

PUBLISHING--0.75%
Journal Communications, Inc.-Class A                     70,100                                    1,229,554
============================================================================================================

REAL ESTATE--3.81%
Fieldstone Investment Corp. (Aquired
11/10/03-4/02/04; Cost $1,413,655)(c)(e)                 90,000                                    1,530,000
------------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc.-Class A           85,625                                    1,635,438
------------------------------------------------------------------------------------------------------------
KKR Financial Corp. (Aquired 08/05/04;
Cost $1,505,000)(c)(e)                                  150,500                                    1,542,625
------------------------------------------------------------------------------------------------------------
Saxon Capital, Inc.(a)                                   72,500                                    1,558,750
------------------------------------------------------------------------------------------------------------
                                                                                                   6,266,813
============================================================================================================

VICDV-QTR-1

                                                                                                   MARKET
                                                         SHARES                                    VALUE
------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.12%
CB Richard Ellis Group, Inc.-Class A(a)                  79,500                                $   1,836,450
============================================================================================================

REGIONAL BANKS--1.00%
Zions Bancorp.                                           27,000                                    1,648,080
============================================================================================================

REINSURANCE--0.51%
Platinum Underwriters Holdings, Ltd. (Bermuda)           28,800                                      843,264
============================================================================================================

RESTAURANTS--0.93%
Ruby Tuesday, Inc.                                       54,800                                    1,527,276
============================================================================================================

SEMICONDUCTOR EQUIPMENT--2.14%
Cabot Microelectronics Corp.(a)(b)                       31,300                                    1,134,625
------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                      19,200                                      796,416
------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(a)                                59,700                                    1,587,423
------------------------------------------------------------------------------------------------------------
                                                                                                   3,518,464
============================================================================================================

SEMICONDUCTORS--0.90%
Microchip Technology Inc.                                55,200                                    1,481,568
============================================================================================================

SPECIALTY CHEMICALS--0.96%
Great Lakes Chemical Corp.                               61,400                                    1,571,840
============================================================================================================

SPECIALTY STORES--0.86%
Advance Auto Parts, Inc.(a)                              41,200                                    1,417,280
============================================================================================================

SYSTEMS SOFTWARE--1.14%
McAfee Inc.(a)                                           93,500                                    1,879,350
============================================================================================================

TECHNOLOGY DISTRIBUTORS--0.86%
CDW Corp.                                                24,500                                    1,421,735
============================================================================================================

THRIFTS & MORTGAGE FINANCE--3.03%
New York Community Bancorp, Inc.                         80,621                                    1,655,955
------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                    42,500                                    1,724,650
------------------------------------------------------------------------------------------------------------
Radian Group Inc.                                        34,600                                    1,599,558
------------------------------------------------------------------------------------------------------------
                                                                                                   4,980,163
============================================================================================================

TRUCKING--0.99%
Sirva Inc.(a)                                            71,000                                    1,625,900
============================================================================================================

VICDV-QTR-1

                                                                                                   MARKET
                                                         SHARES                                    VALUE
------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.48%
NII Holdings Inc.(a)                                     19,100                                $     787,111
============================================================================================================

Total Common Stocks & Other Equity Interests
(Cost $126,903,959)                                                                              153,061,257
============================================================================================================


                                                         NUMBER
                                                           OF          EXERCISE     EXPIRATION      MARKET
                                                        CONTRACTS       PRICE          DATE         VALUE
------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED--0.04%
Murphy Oil Corp. (Integrated Oil & Gas)                   185            $ 80         Nov-04          24,512
============================================================================================================

XTO Energy, Inc. (Oil & Gas Exploration &
Production)                                               626              30         Nov-04          39,125
============================================================================================================

Total Options Purchased (Cost $126,195)                                                               63,637
============================================================================================================

                                                         SHARES
------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--2.77%
Liquid Assets Portfolio-Institutional Class(f)          2,274,843                                  2,274,843
------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)             2,274,843                                  2,274,843
------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $4,549,686)                                                         4,549,686
============================================================================================================
TOTAL INVESTMENTS--95.91% (excluding investments
purchased with cash collateral from securities
loaned) (Cost $131,579,840)                                                                      157,674,580
============================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED
MONEY MARKET FUNDS--4.09%
Liquid Assets Portfolio-Institutional Class(f)(g)       3,365,596                                  3,365,596
------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)(g)          3,365,595                                  3,365,595
------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $6,731,191)                                               6,731,191
============================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $138,311,031)                                                $ 164,405,771
------------------------------------------------------------------------------------------------------------
============================================================================================================

VICDV-QTR-1

Investment Abbreviations:

ADR               American Depositary Receipt

Notes to Schedule of Investments:


(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $4,157,390, which represented 2.53% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at September 30, 2004 represented 0.66% of the Fund's Total Investments. See
     Note 1A.

(e) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at September 30, 2004 was $3,072,625 , which represented 1.87 % of the Fund's Total Investments.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS Security Valuations -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers



VICDV-QTR-1
     and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.


VICDV-QTR-1

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                          MARKET VALUE    PURCHASES    PROCEEDS FROM    APPRECIATION      MARKET VALUE     DIVIDEND     REALIZED
FUND                        12/31/03       AT COST         SALES       (DEPRECIATION)       09/30/04        INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class       $4,175,645    $31,061,323    $(32,962,125)   $          --       $2,274,843       $33,905    $        --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class        4,175,645     31,061,323     (32,962,125)              --        2,274,843        32,741             --
----------------------------------------------------------------------------------------------------------------------------------
   SUBTOTAL               $8,351,290    $62,122,646    $(65,924,250)   $          --       $4,549,686       $66,646    $        --
==================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                          MARKET VALUE    PURCHASES     PROCEEDS FROM   APPRECIATION      MARKET VALUE     DIVIDEND     REALIZED
FUND                        12/31/03       AT COST          SALES      (DEPRECIATION)       09/30/04        INCOME*    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class       $ 6,104,966   $17,032,031    $ (19,771,401)    $         --       $ 3,365,596      $ 9,012     $      --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class         6,104,966    17,032,030      (19,771,401)              --         3,365,595        8,796            --
----------------------------------------------------------------------------------------------------------------------------------
   SUBTOTAL               $12,209,932   $34,064,061    $ (39,542,802)    $         --       $ 6,731,191      $17,808     $      --
==================================================================================================================================
   TOTAL                  $20,561,222   $96,186,707    $(105,467,052)    $         --       $11,280,877      $84,454     $      --
==================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

            At September 30, 2004, securities with an aggregate value of $6,638,384 were on loan to brokers. The loans were secured by cash collateral of $6,731,191 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $17,808 for securities lending transactions.



VICDV-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $107,905,311 and $79,804,214, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $28,622,733
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,660,124)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $25,962,609
==============================================================================

Cost of investments for tax purposes is $138,443,162.




VICDV-QTR-1

                            AIM V.I. CORE EQUITY FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com              VICEQ-QTR-1 9/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                                     MARKET
                                                                           SHARES                                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--93.76%
AEROSPACE & DEFENSE--1.27%
Northrop Grumman Corp.                                                      344,000                            $    18,345,520
===============================================================================================================================

APPAREL RETAIL--1.21%
Limited Brands                                                              786,400                                 17,528,856
===============================================================================================================================

BREWERS--1.38%
Heineken N.V. (Netherlands)(a)                                              662,049                                 20,015,227
===============================================================================================================================

BUILDING PRODUCTS--1.38%
Masco Corp.                                                                 577,300                                 19,934,169
===============================================================================================================================

COMMUNICATIONS EQUIPMENT--1.17%
Nokia Oyj-ADR (Finland)                                                   1,233,000                                 16,916,760
===============================================================================================================================

COMPUTER HARDWARE--1.49%
International Business Machines Corp.                                       250,700                                 21,495,018
===============================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.44%
First Data Corp.                                                            479,800                                 20,871,300
===============================================================================================================================

DEPARTMENT STORES--1.77%
Kohl's Corp.(b)                                                             531,600                                 25,617,804
===============================================================================================================================

DIVERSIFIED BANKS--2.37%
Bank of America Corp.                                                       496,800                                 21,526,344
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                              272,750                                 12,805,612
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    34,331,956
===============================================================================================================================

DIVERSIFIED CHEMICALS--1.15%
Dow Chemical Co. (The)                                                      369,600                                 16,698,528
===============================================================================================================================

ELECTRIC UTILITIES--1.19%
FPL Group, Inc.                                                             251,600                                 17,189,312
===============================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.10%
Emerson Electric Co.                                                        258,000                                 15,967,620
===============================================================================================================================

ENVIRONMENTAL SERVICES--1.86%
Waste Management, Inc.                                                      986,200                                 26,962,708
===============================================================================================================================

VICEQ-QTR-1

                                                                                                                     MARKET
                                                                           SHARES                                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
FOOD RETAIL--2.95%
Kroger Co. (The)(b)                                                       1,700,500                               $ 26,391,760
-------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.(b)                                                             845,400                                 16,324,674
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    42,716,434
===============================================================================================================================

HEALTH CARE FACILITIES--1.33%
HCA Inc.                                                                    503,200                                 19,197,080
===============================================================================================================================

HOUSEHOLD PRODUCTS--1.13%
Kimberly-Clark Corp.                                                        252,100                                 16,283,139
===============================================================================================================================

HOUSEWARES & SPECIALTIES--1.16%
Newell Rubbermaid Inc.                                                      837,300                                 16,779,492
===============================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.90%
Wal-Mart Stores, Inc.                                                       245,700                                 13,071,240
===============================================================================================================================

INDUSTRIAL CONGLOMERATES--4.09%
General Electric Co.                                                        705,000                                 23,673,900
-------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                         1,159,900                                 35,562,534
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    59,236,434
===============================================================================================================================

INDUSTRIAL MACHINERY--2.43%
Dover Corp.                                                                 511,300                                 19,874,231
-------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                    163,300                                 15,214,661
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    35,088,892
===============================================================================================================================

INTEGRATED OIL & GAS--6.90%
Amerada Hess Corp.                                                          141,800                                 12,620,200
-------------------------------------------------------------------------------------------------------------------------------
BP PLC-ADR (United Kingdom)                                                 494,650                                 28,457,215
-------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                         227,000                                 12,176,280
-------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                              148,700                                 12,319,795
-------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           434,700                                 21,009,051
-------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                            153,300                                 13,301,841
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    99,884,382
===============================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.31%
ALLTEL Corp.                                                                344,000                                 18,889,040
===============================================================================================================================

INTERNET RETAIL--0.80%
IAC/InterActiveCorp(b)                                                      525,900                                 11,580,318
===============================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.98%
Morgan Stanley                                                              286,200                                 14,109,660
===============================================================================================================================

VICEQ-QTR-1

                                                                                                                     MARKET
                                                                           SHARES                                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES--1.12%

Accenture Ltd.-Class A (Bermuda)(b)                                         600,000                               $ 16,230,000
===============================================================================================================================

LIFE & HEALTH INSURANCE--1.14%
Prudential Financial, Inc.                                                  352,000                                 16,558,080
===============================================================================================================================

OFFICE ELECTRONICS--1.51%
Xerox Corp.                                                               1,551,300                                 21,842,304
===============================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.12%
Baker Hughes Inc.                                                           371,300                                 16,233,236
===============================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.17%
Citigroup Inc.                                                              329,300                                 14,528,716
-------------------------------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc.                                             469,400                                 16,884,318
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    31,413,034
===============================================================================================================================

PACKAGED FOODS & MEATS--7.92%
Campbell Soup Co.                                                         1,035,600                                 27,225,924
-------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                         924,000                                 41,487,600
-------------------------------------------------------------------------------------------------------------------------------
Kraft Foods Inc.-Class A                                                    786,400                                 24,944,608
-------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                              916,600                                 20,953,476
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   114,611,608
===============================================================================================================================

PAPER PRODUCTS--1.47%
Georgia-Pacific Corp.                                                       589,800                                 21,203,310
===============================================================================================================================

PHARMACEUTICALS--12.60%
Abbott Laboratories                                                         388,300                                 16,448,388
-------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                    803,600                                 19,021,212
-------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (United Kingdom)                                    702,800                                 30,733,444
-------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                           336,000                                 18,926,880
-------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                            599,600                                 19,786,800
-------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                               1,177,100                                 36,019,260
-------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)                            500,300                                 12,982,785
-------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                       756,900                                 28,308,060
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   182,226,829
===============================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.95%
ACE Ltd. (Cayman Islands)                                                   368,600                                 14,766,116
-------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                         406,988                                 13,455,023
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    28,221,139
===============================================================================================================================

VICEQ-QTR-1

                                                                                                                     MARKET
                                                                           SHARES                                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
PUBLISHING--3.22%
Gannett Co., Inc.                                                           221,200                               $ 18,527,712
-------------------------------------------------------------------------------------------------------------------------------
New York Times Co. (The)-Class A                                            468,300                                 18,310,530
-------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                 237,000                                  9,752,550
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    46,590,792
===============================================================================================================================

RAILROADS--2.42%
Norfolk Southern Corp.                                                      655,600                                 19,497,544
-------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                         264,400                                 15,493,840
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    34,991,384
===============================================================================================================================

REGIONAL BANKS--1.80%
BB&T Corp.                                                                  348,600                                 13,835,934
-------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                        172,600                                 12,152,766
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    25,988,700
===============================================================================================================================

SEMICONDUCTORS--4.55%
Analog Devices, Inc.                                                        420,200                                 16,295,356
-------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                 928,700                                 18,629,722
-------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(b)                                           1,051,300                                 16,284,637
-------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                539,200                                 14,558,400
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    65,768,115
===============================================================================================================================

SOFT DRINKS--0.97%
Coca-Cola Co. (The)                                                         350,000                                 14,017,500
===============================================================================================================================

SYSTEMS SOFTWARE--4.96%
Computer Associates International, Inc.                                   1,031,600                                 27,131,080
-------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           1,615,500                                 44,668,575
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    71,799,655
===============================================================================================================================

THRIFTS & MORTGAGE FINANCE--2.08%
Washington Mutual, Inc.                                                     769,000                                 30,052,520
===============================================================================================================================
Total Common Stocks & Other Equity Interests (Cost $1,244,832,999)                                               1,356,459,095
===============================================================================================================================

MONEY MARKET FUNDS--6.24%
Liquid Assets Portfolio-Institutional Class(c)                           45,156,136                                 45,156,136
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)                              45,156,136                                 45,156,136
-------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $90,312,272)                                                                         90,312,272
===============================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $1,335,145,271)                                                            $    1,446,771,367
-------------------------------------------------------------------------------------------------------------------------------
===============================================================================================================================

VICEQ-QTR-1

Investment Abbreviations:

ADR                                American Depositary Receipt

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at September 30, 2004 represented 1.38% of the Fund's Total Investments. See Note 1A.

(b)      Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

VICEQ-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent

VICEQ-QTR-1
     pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds. Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

VICEQ-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                        MARKET VALUE       PURCHASES        PROCEEDS     APPRECIATION   MARKET VALUE   DIVIDEND     REALIZED
FUND                      12/31/03          AT COST        FROM SALES   (DEPRECIATION)    09/30/04      INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class    $ 69,099,940     $ 169,294,984    $(193,238,788)  $         --   $ 45,156,136   $ 392,975  $         --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class      69,099,940       169,294,984     (193,238,788)            --     45,156,136     380,558            --
------------------------------------------------------------------------------------------------------------------------------
      SUBTOTAL         $138,199,880     $ 338,589,968    $(386,477,576)  $         --   $ 90,312,272   $ 773,533  $         --
==============================================================================================================================

Investments of Cash Collateral From Securities Lending Transactions:

                                                                          UNREALIZED
                        MARKET VALUE       PURCHASES        PROCEEDS     APPRECIATION   MARKET VALUE   DIVIDEND     REALIZED
FUND                      12/31/03          AT COST        FROM SALES   (DEPRECIATION)    09/30/04      INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class    $         --     $  77,703,400    $ (77,703,400)  $         --   $         --   $   6,081  $         --
------------------------------------------------------------------------------------------------------------------------------
Prime
Portfolio-
Institutional Class              --         6,450,000       (6,450,000)            --             --         173            --
------------------------------------------------------------------------------------------------------------------------------
      SUBTOTAL         $         --     $  84,153,400    $ (84,153,400)  $         --   $         --   $   6,254  $         --
==============================================================================================================================
       TOTAL           $138,199,880     $ 422,743,368    $(470,630,976)  $         --   $ 90,312,272   $ 779,787  $         --
==============================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not

VICEQ-QTR-1
increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At September 30, 2004, there were no securities on loan to brokers. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $6,254 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $502,493,661 and $592,333,983, respectively.

     Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $18,500,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which were due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities       $  155,589,357
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (62,983,112)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities             $   92,606,245
===============================================================================
Cost of investments for tax purposes is                          $1,354,962,472

VICEQ-QTR-1

                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com            VIDDT-QTR-1 9/04           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                    MARKET
                                                                                SHARES              VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--97.16%

APPAREL RETAIL--3.55%
American Eagle Outfitters, Inc.                                                  25,700          $   947,045
------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.(a)(b)                                                          22,500              769,500
------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.                                                                44,600            1,057,020
------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                  24,700              461,890
------------------------------------------------------------------------------------------------------------
Limited Brands                                                                   66,400            1,480,056
------------------------------------------------------------------------------------------------------------
                                                                                                   4,715,511
============================================================================================================

APPLICATION SOFTWARE--3.24%
Amdocs Ltd. (United Kingdom)(a)                                                  75,000            1,637,250
------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                   16,000              778,080
------------------------------------------------------------------------------------------------------------
Intuit Inc.(a)                                                                   23,000            1,044,200
------------------------------------------------------------------------------------------------------------
NAVTEQ(a)                                                                        23,600              841,104
------------------------------------------------------------------------------------------------------------
                                                                                                   4,300,634
============================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.28%
Investors Financial Services Corp.                                               37,300            1,683,349
------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                 25,250            1,345,067
------------------------------------------------------------------------------------------------------------
                                                                                                   3,028,416
============================================================================================================

BIOTECHNOLOGY--4.01%
Biogen Idec Inc.(a)                                                              20,100            1,229,517
------------------------------------------------------------------------------------------------------------
Gen-Probe Inc.(a)                                                                13,000              518,310
------------------------------------------------------------------------------------------------------------
Genentech, Inc.(a)                                                               46,000            2,411,320
------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                                                         31,500            1,177,470
------------------------------------------------------------------------------------------------------------
                                                                                                   5,336,617
============================================================================================================

BROADCASTING & CABLE TV--1.24%
Univision Communications Inc.-Class A(a)                                         52,000            1,643,720
============================================================================================================

COMMUNICATIONS EQUIPMENT--8.56%
Avaya Inc.(a)                                                                    87,500            1,219,750
------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                                          135,700            2,456,170
------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.(a)                                                    129,600            2,440,368
------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                  115,000            2,074,600
------------------------------------------------------------------------------------------------------------


                                      F-1
VIDDT-QTR-1

                                                                                                    MARKET
                                                                                SHARES              VALUE
------------------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT--(CONTINUED)
Nokia Oyj-ADR(Finland)                                                           97,000         $  1,330,840
------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                    25,000              976,000
------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)                                              11,500              877,910
------------------------------------------------------------------------------------------------------------
                                                                                                  11,375,638
============================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.59%
Best Buy Co., Inc.                                                               14,400              781,056
============================================================================================================

COMPUTER HARDWARE--4.56%
Apple Computer, Inc.(a)                                                          38,000            1,472,500
------------------------------------------------------------------------------------------------------------
Dell Inc.(a)                                                                     86,000            3,061,600
------------------------------------------------------------------------------------------------------------
PalmOne, Inc.(a)                                                                 50,000            1,522,000
------------------------------------------------------------------------------------------------------------
                                                                                                   6,056,100
============================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.11%
Lexmark International, Inc.-Class A(a)                                           17,500            1,470,175
============================================================================================================

CONSUMER ELECTRONICS--1.02%
Sony Corp.-ADR (Japan)                                                           39,400            1,354,966
============================================================================================================

CONSUMER FINANCE--2.52%
American Express Co.                                                             38,600            1,986,356
------------------------------------------------------------------------------------------------------------
Providian Financial Corp.(a)                                                     88,100            1,369,074
------------------------------------------------------------------------------------------------------------
                                                                                                   3,355,430
============================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.54%
Alliance Data Systems Corp.(a)                                                   50,600            2,052,336
============================================================================================================

DEPARTMENT STORES--2.04%
J.C. Penney Co., Inc.                                                            18,700              659,736
------------------------------------------------------------------------------------------------------------
Kohl's Corp.(a)                                                                  42,700            2,057,713
------------------------------------------------------------------------------------------------------------
                                                                                                   2,717,449
============================================================================================================

DISTILLERS & VINTNERS--0.95%
Constellation Brands, Inc.-Class A(a)                                            33,300            1,267,398
============================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--2.76%
Apollo Group, Inc.-Class A(a)                                                    17,000            1,247,290
------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                   112,300            2,425,680
------------------------------------------------------------------------------------------------------------
                                                                                                   3,672,970
============================================================================================================



                                      F-2
VIDDT-QTR-1

                                                                                                    MARKET
                                                                                SHARES              VALUE
------------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.54%
Agilent Technologies, Inc.(a)                                                    95,000         $  2,049,150
============================================================================================================

ENVIRONMENTAL SERVICES--0.74%
Stericycle, Inc.(a)                                                              21,400              982,260
============================================================================================================

GENERAL MERCHANDISE STORES--1.72%
Target Corp.                                                                     50,500            2,285,125
============================================================================================================

HEALTH CARE EQUIPMENT--4.76%
Bard (C.R.), Inc.                                                                19,600            1,109,948
------------------------------------------------------------------------------------------------------------
DENTSPLY International Inc.                                                      22,000            1,142,680
------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)                                          18,200            1,061,606
------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                                                        19,000              998,450
------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                                                  25,800              891,906
------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                                                         14,200            1,122,368
------------------------------------------------------------------------------------------------------------
                                                                                                   6,326,958
============================================================================================================

HEALTH CARE SERVICES--3.01%
Caremark Rx, Inc.(a)                                                             30,000              962,100
------------------------------------------------------------------------------------------------------------
DaVita, Inc.(a)                                                                  52,950            1,649,393
------------------------------------------------------------------------------------------------------------
IMS Health Inc.                                                                  28,500              681,720
------------------------------------------------------------------------------------------------------------
Quest Diagnostics Inc.                                                            8,000              705,760
------------------------------------------------------------------------------------------------------------
                                                                                                   3,998,973
============================================================================================================

HEALTH CARE SUPPLIES--1.44%
Alcon, Inc. (Switzerland)                                                        23,800            1,908,760
============================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.59%
Electronic Arts Inc.(a)                                                          17,100              786,429
============================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.89%
Carnival Corp. (Panama)                                                          29,500            1,395,055
------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                        24,200            1,123,364
------------------------------------------------------------------------------------------------------------
                                                                                                   2,518,419
============================================================================================================

HYPERMARKETS & SUPER CENTERS--1.24%
Costco Wholesale Corp.                                                           39,800            1,654,088
============================================================================================================

INTERNET RETAIL--2.04%
eBay Inc.(a)                                                                     29,500            2,712,230
============================================================================================================

INTERNET SOFTWARE & SERVICES--2.61%
Google Inc.-Class A(a)                                                            6,000              777,600
------------------------------------------------------------------------------------------------------------
Yahoo! Inc.(a)                                                                   79,300            2,689,063
------------------------------------------------------------------------------------------------------------
                                                                                                   3,466,663
============================================================================================================


                                      F-3
VIDDT-QTR-1

                                                                                                    MARKET
                                                                                SHARES              VALUE
------------------------------------------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE--1.73%
Goldman Sachs Group, Inc. (The)                                                  24,700         $  2,303,028
============================================================================================================

IT CONSULTING & OTHER SERVICES--1.02%
Accenture Ltd.-Class A (Bermuda)(a)                                              50,100            1,355,205
============================================================================================================

LIFE & HEALTH INSURANCE--1.05%
MetLife, Inc.                                                                    36,000            1,391,400
============================================================================================================

MANAGED HEALTH CARE--1.38%
Aetna Inc.                                                                       18,400            1,838,712
============================================================================================================

MOTORCYCLE MANUFACTURERS--0.99%
Harley-Davidson, Inc.                                                            22,200            1,319,568
============================================================================================================

MOVIES & ENTERTAINMENT--1.21%
Walt Disney Co. (The)                                                            71,100            1,603,305
============================================================================================================

PERSONAL PRODUCTS--3.40%
Avon Products, Inc.                                                              29,000            1,266,720
------------------------------------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                                             50,000            2,090,000
------------------------------------------------------------------------------------------------------------
Gillette Co. (The)                                                               28,000            1,168,720
------------------------------------------------------------------------------------------------------------
                                                                                                   4,525,440
============================================================================================================

PHARMACEUTICALS--7.29%
Eon Labs, Inc.(a)                                                                56,500            1,226,050
------------------------------------------------------------------------------------------------------------
IVAX Corp.(a)                                                                    46,875              897,656
------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                33,500            1,887,055
------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                     115,000            3,519,000
------------------------------------------------------------------------------------------------------------
Sepracor Inc.(a)                                                                 26,700            1,302,426
------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR                                          33,000              856,350
(Israel)
------------------------------------------------------------------------------------------------------------
                                                                                                  9,688,537
============================================================================================================

PROPERTY & CASUALTY INSURANCE--1.45%
Allstate Corp. (The)                                                             40,200            1,929,198
============================================================================================================

PUBLISHING--1.04%
Getty Images, Inc.(a)                                                            24,900            1,376,970
============================================================================================================

REGIONAL BANKS--0.94%
Bank of Hawaii Corp.                                                             26,500            1,252,125
============================================================================================================



                                      F-4
VIDDT-QTR-1

                                                                                                    MARKET
                                                                                SHARES              VALUE
------------------------------------------------------------------------------------------------------------

RESTAURANTS--1.42%
Yum! Brands, Inc.                                                                46,500         $  1,890,690
============================================================================================================

SEMICONDUCTOR EQUIPMENT--1.51%
Novellus Systems, Inc.(a)                                                        75,600            2,010,204
============================================================================================================

SEMICONDUCTORS--2.52%
Analog Devices, Inc.                                                             46,200            1,791,636
------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                        58,000            1,556,720
------------------------------------------------------------------------------------------------------------
                                                                                                   3,348,356
============================================================================================================

SPECIALIZED FINANCE--1.13%
Chicago Mercantile Exchange (The)                                                 9,300            1,500,090
============================================================================================================

SPECIALTY STORES--0.91%
Cabela's Inc.-Class A(a)                                                          8,000              190,800
------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                                                         27,200            1,021,360
------------------------------------------------------------------------------------------------------------
                                                                                                   1,212,160
============================================================================================================

SYSTEMS SOFTWARE--5.86%
McAfee Inc.(a)                                                                   46,800              940,680
------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                  73,600            2,035,040
------------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                                 100,700            1,135,896
------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                                49,200            2,700,096
------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.(a)                                                        55,000              979,000
------------------------------------------------------------------------------------------------------------
                                                                                                   7,790,712
============================================================================================================

THRIFTS & MORTGAGE FINANCE--0.76%
Countrywide Financial Corp.                                                      25,800            1,016,262
============================================================================================================

Total Common Stocks & Other Equity
Interests
(Cost $116,276,899)                                                                              129,169,433
============================================================================================================

MONEY MARKET FUNDS--2.84%
Liquid Assets Portfolio-Institutional Class(c)                                1,886,022            1,886,022
------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)                                   1,886,022            1,886,022
------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $3,772,044)                                                         3,772,044
============================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost
$120,048,943)                                                                                  $ 132,941,477
____________________________________________________________________________________________________________
============================================================================================================



                                      F-5
VIDDT-QTR-1

Investment Abbreviations:

ADR                 American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) A portion of this security is subject to call options written. See Note 1E and Note 3.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

    See accompanying notes which are an integral part of this schedule.




                                      F-6
VIDDT-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

             Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

             Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

             Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

             Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

             Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.



                                      F-7
VIDDT-QTR-1

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.




                                      F-8
VIDDT-QTR-1

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.


NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

    Investments of Daily Available Cash Balances:

                             Market                                       Unrealized       Market                   Realized
                             Value        Purchases    Proceeds from     Appreciation      Value       Dividend       Gain
Fund                        12/31/03       at Cost         Sales        (Depreciation)    9/30/04       Income       (Loss)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class       $4,258,463     $29,513,395   $(31,885,836)     $        --     $1,886,022     $27,032     $    --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class        4,258,463      29,513,395    (31,885,836)              --      1,886,022      26,130          --
---------------------------------------------------------------------------------------------------------------------------
   TOTAL                  $8,516,926     $59,026,790   $(63,771,672)     $        --     $3,772,044     $53,162      $   --
===========================================================================================================================

NOTE 3--OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

-------------------------------------------------------------------------------

                                                  CALL OPTION CONTRACTS
                                            --------------------------------
                                            NUMBER OF             PREMIUMS
                                            CONTRACTS             RECEIVED
                                            ---------           ------------
Beginning of period                                  --         $         --
----------------------------------------------------------------------------
Written                                             200               28,069
----------------------------------------------------------------------------
End of period                                       200         $     28,069
----------------------------------------------------------------------------



                                      F-9
VIDDT-QTR-1

OPEN CALL OPTIONS WRITTEN AT PERIOD END

                                                                SEPTEMBER 30,
                                                                   2004
                                STRIKE  NUMBER OF   PREMIUMS      MARKET         UNREALIZED
ISSUE                 MONTH     PRICE   CONTRACTS   RECEIVED      VALUE         APPRECIATION
--------------------------------------------------------------------------------------------
Chico's FAS, Inc.     Nov-04     $40          200    $28,069       $5,500           $22,569
============================================================================================

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $160,298,146 and $144,200,510, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

                                                                    s
Aggregate unrealized appreciation of investment securities       $15,550,793
----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (3,615,119)
----------------------------------------------------------------------------
Net unrealized appreciation of investment securities             $11,935,674
============================================================================

Cost of investments for tax purposes is $121,005,803.



                                      F-10
VIDDT-QTR-1

                        AIM V.I. DIVERSIFIED INCOME FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com            VIDIN-QTR-1 9/04              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                      PRINCIPAL             MARKET
                                                                                                       AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES--70.71%

ADVERTISING--0.66%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Notes, 7.88%, 10/15/05(a)                        $   429,000          $   449,124
===================================================================================================================================

AEROSPACE & DEFENSE--0.64%
Lockheed Martin Corp.-Series A, Medium Term Notes, 8.66%, 11/30/06(a)                                  300,000              331,146
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., Unsec. Deb., 9.38%, 10/15/24(a)                                                100,000              104,857
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            436,003
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.40%
Bank of New York Institutional Capital Trust-Series A, Bonds, 7.78%,
12/01/26 (Acquired 06/12/03; Cost $298,178)(a)(b)                                                      250,000              274,312
===================================================================================================================================

BROADCASTING & CABLE TV--4.54%
Adelphia Communications Corp., Sr. Unsec. Notes, 10.88%, 10/01/10 (a)(c)                               350,000              323,750
-----------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp.-New York Group, Sr. Floating Rate Notes, 5.67%, 04/01/09
(Acquired 03/30/04; Cost $185,000)(a)(b)(d)                                                            185,000              192,862
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp.,
Sr. Second Lien Notes, 8.00%, 04/30/12 (Acquired 05/11/04; Cost $154,000)(a)(b)                        160,000              160,200
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%, 07/15/12(a)                                                      150,000              197,320
-----------------------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec. Deb., 9.50%, 08/01/13(a)                                     500,000              550,705
-----------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes, 6.88%, 06/15/05(a)                                             100,000              102,531
-----------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes,  6.63%, 02/15/06(a)                                                 125,000              130,689
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec. Notes, 7.88%, 12/15/07(a)                                                155,000              166,237
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Canada)-Series B, Sr. Sec. Second Priority Yankee Notes,
10.00%, 03/15/05(a)                                                                                    550,000              570,625
-----------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc.,
   Medium Term Notes, 8.35%, 02/15/05(a)                                                               100,000              102,075
-----------------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Notes, 8.00%, 08/01/05(a)                                                                200,000              208,754
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc.,
   Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24(a)                                                            225,000              254,258
-----------------------------------------------------------------------------------------------------------------------------------
   Unsec. Deb., 9.15%, 02/01/23(a)                                                                     100,000              128,521
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,088,527
===================================================================================================================================

VIDIN-QTR-1

                                                                                                      PRINCIPAL             MARKET
                                                                                                       AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.30%
Building Materials Corp. of America-Series B, Sr. Unsec. Notes, 7.75%, 07/15/05(a)                 $   200,000          $   204,500
===================================================================================================================================

CASINOS & GAMING--0.26%
Caesars Entertainment Inc., Sr. Unsec. Global Notes,  7.00%, 04/15/13(a)                               160,000              178,800
===================================================================================================================================

COMMODITY CHEMICALS--0.14%
Equistar Chemicals L.P./Equistar Funding Corp., Sr. Unsec. Gtd. Global
Notes, 10.13%, 09/01/08(a)                                                                              85,000               95,837
===================================================================================================================================

CONSUMER FINANCE--6.61%
Associates Corp. of North America, Sr. Global Deb., 6.95%, 11/01/18(a)                                 150,000              175,321
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Capital I, Sub. Floating Rate Bonds, 3.24%, 02/01/27 (Acquired
09/15/04-09/16/04; Cost $457,755)(a)(b)(e)(f)                                                          450,000              456,843
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.,
   Sr. Unsec. Notes, 7.25%, 05/01/06(a)                                                                600,000              635,022
-----------------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Notes, 8.75%, 02/01/07(a)                                                                350,000              388,398
-----------------------------------------------------------------------------------------------------------------------------------
   Unsec. Notes, 7.13%, 08/01/08(a)                                                                    250,000              273,967
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.,
   Notes, 6.75%, 05/15/05(a)                                                                           100,000              102,500
-----------------------------------------------------------------------------------------------------------------------------------
   Unsec. Floating Rate Global Notes, 1.85%, 04/28/05(a)(f)                                            200,000              199,964
-----------------------------------------------------------------------------------------------------------------------------------
   Unsec. Global Notes, 6.50%, 01/25/07(a)                                                             300,000              318,084
-----------------------------------------------------------------------------------------------------------------------------------
   Unsec. Global Notes, 6.88%, 02/01/06(a)                                                             410,000              429,344
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.,
   Floating Rate Medium Term Notes, 3.82%, 03/04/05(a)(f)                                               70,000               70,433
-----------------------------------------------------------------------------------------------------------------------------------
   Global Notes, 4.50%, 07/15/06(a)(g)                                                                 610,000              620,230
-----------------------------------------------------------------------------------------------------------------------------------
   Global Notes, 7.50%, 07/15/05(a)                                                                    200,000              207,216
-----------------------------------------------------------------------------------------------------------------------------------
   Medium Term Notes, 5.25%, 05/16/05(a)                                                               300,000              304,833
-----------------------------------------------------------------------------------------------------------------------------------
   Unsec. Unsub. Global Notes, 6.75%, 01/15/06(a)                                                      300,000              313,227
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,495,382
===================================================================================================================================

DISTILLERS & VINTNERS--0.15%
Constellation Brands, Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes,
8.13%, 01/15/12(a)                                                                                      90,000               99,675
===================================================================================================================================

DIVERSIFIED BANKS--8.36%
AB Spintab (Sweden), Bonds, 7.50%  (Acquired 02/12/04; Cost $334,806)(a)(b)(h)                         300,000              322,440
-----------------------------------------------------------------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub. Yankee Notes, 7.35%, 10/15/06(a)                             250,000              268,750
-----------------------------------------------------------------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06 (Acquired 03/05/03; Cost $155,267)(a)(b)(e)              140,000              145,592
-----------------------------------------------------------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C. (Mexico), Notes, 3.88%, 01/21/09 (Acquired
02/25/04; Cost $245,938)(a)(b)(e)                                                                      250,000              242,523
-----------------------------------------------------------------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating Rate Notes, 2.45%, 06/08/28(a)(f)                           300,000              292,992
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds, 8.55%, (Acquired 11/05/03; Cost
$430,724)(a)(b)(h)                                                                                     350,000              426,153
-----------------------------------------------------------------------------------------------------------------------------------

VIDIN-QTR-1

                                                                                                      PRINCIPAL             MARKET
                                                                                                       AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS--(CONTINUED)
Centura Capital Trust I, Gtd. Notes, 8.85%, 06/01/27 (Acquired 05/22/03; Cost
$632,715)(a)(b)(e)                                                                                 $   500,000          $   587,030
-----------------------------------------------------------------------------------------------------------------------------------
Chohung Bank (South Korea), Unsec. Sub. Second Tier Notes, 11.50%, 04/01/10 (Acquired
07/01/04; Cost $372,642)(a)(b)(e)                                                                      350,000              367,983
-----------------------------------------------------------------------------------------------------------------------------------
Daiwa P.B. Ltd. (Cayman Islands)-Series E, Gtd. Sub. Floating Rate Medium Term Euro
Notes,  2.15% (d)(h)                                                                                   500,000              495,000
-----------------------------------------------------------------------------------------------------------------------------------
Danske Bank A/S (Denmark), First Tier Bonds, 5.91%  (Acquired 06/07/04; Cost
$275,000)(a)(b)(h)                                                                                     275,000              289,822
-----------------------------------------------------------------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes, 8.23%, 02/01/27(a)                                           260,000              302,923
-----------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb., 10.00%, 10/01/06(a)                                             200,000              226,486
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Capital Funding L.P. (United Kingdom), Gtd. Bonds, 4.61%
(Acquired 11/05/03; Cost $186,504)(a)(b)(h)                                                            200,000              189,880
-----------------------------------------------------------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1, Unsec. Sub. Floating Rate
Euro Notes, 2.19%(a)(d)(h)                                                                             180,000              158,341
-----------------------------------------------------------------------------------------------------------------------------------
National Bank of Canada (Canada), Floating Rate Euro Deb., 2.13%, 08/29/87(a)(d)                       200,000              173,637
-----------------------------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC (United Kingdom)-Series B, Unsec. Sub. Floating Rate Euro                280,000              243,384
Notes, 2.13%(a)(d)(h)
-----------------------------------------------------------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub. Deb., 8.25%, 11/01/04(a)                                   300,000              390,312
-----------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust I, Bonds, 4.71% (a)(h)                                                               200,000              193,868
-----------------------------------------------------------------------------------------------------------------------------------
Woori Bank (South Korea), Unsec. Sub. Second Tier Notes, 11.75%, 03/01/10 (Acquired                    350,000              365,893
07/01/04; Cost $370,615)(a)(b)(e)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,683,009
===================================================================================================================================

DIVERSIFIED CAPITAL MARKETS--0.89%
UBS Preferred Funding Trust I, Gtd. Global Bonds, 8.62%(a)(h)                                          500,000              607,230
===================================================================================================================================

ELECTRIC UTILITIES--4.27%
AmerenEnergy Generating Co.-Series C, Sr. Unsec. Global Notes, 7.75%, 11/01/05(a)                      100,000              105,490
-----------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York, Unsec. Deb.,  7.75%, 06/01/26(a)(i)                               300,000              324,300
-----------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Sec. Gtd. Second Priority Notes, 10.13%, 07/15/13
(Acquired 08/01/03; Cost $143,865)(a)(b)                                                               145,000              166,931
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co.;
   First Mortgage Floating Rate Notes, 2.30%, 04/03/06(f)                                               69,000               69,068
-----------------------------------------------------------------------------------------------------------------------------------
   Sr. Sec. Global Notes, 6.88%, 07/15/08(a)                                                           660,000              718,146
-----------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., Sec. First Mortgage Global Bonds, 7.88%, 05/01/07(a)                              300,000              330,630
-----------------------------------------------------------------------------------------------------------------------------------
Western Power Distribution Holdings Ltd. (United Kingdom), Unsec. Unsub. Notes,
6.75%, 12/15/04 (Acquired 01/08/04-08/10/04; Cost $414,758)(a)(b)(e)                                   400,000              402,236
-----------------------------------------------------------------------------------------------------------------------------------
Yorkshire Power Finance Ltd. (Cayman Islands)-Series B, Sr. Unsec. Gtd.
Unsub. Global Notes, 6.50%, 02/25/08(a)                                                                750,000              784,441
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,901,242
===================================================================================================================================

VIDIN-QTR-1

                                                                                                      PRINCIPAL             MARKET
                                                                                                       AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOOD RETAIL--0.35%
Couche-Tard U.S. L.P./Couche-Tard Finance Corp., Sr. Sub. Global Notes,
7.50%, 12/15/13(a)                                                                                 $    80,000          $    85,600
-----------------------------------------------------------------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Notes, 2.50%, 11/01/05(a)                                                     150,000              149,648
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            235,248
===================================================================================================================================

GAS UTILITIES--2.23%
CenterPoint Energy Resources Corp., Unsec. Deb., 6.50%, 02/01/08(a)                                    600,000              644,940
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%, 11/28/05(a)                                              500,000              522,240
-----------------------------------------------------------------------------------------------------------------------------------
NiSource Capital Markets, Inc., Medium Term Notes, 7.68%, 04/15/05(a)                                  100,000              102,566
-----------------------------------------------------------------------------------------------------------------------------------
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes,                240,000              248,400
6.88%, 12/15/13(a)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,518,146
===================================================================================================================================

HEALTH CARE FACILITIES--1.58%
HCA, Inc.,
   Notes, 7.00%, 07/01/07(a)                                                                           450,000              483,980
-----------------------------------------------------------------------------------------------------------------------------------
   Sr. Sub. Notes, 6.91%, 06/15/05(a)                                                                  575,000              588,852
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,072,832
===================================================================================================================================

HEALTH CARE SUPPLIES--0.11%
Fisher Scientific International Inc., Sr. Unsec. Sub. Global Notes, 8.13%, 05/01/12(a)                  65,000               72,963
===================================================================================================================================

HOMEBUILDING--2.49%
D.R. Horton, Inc.,
   Sr. Unsec. Gtd. Notes, 8.00%, 02/01/09(a)                                                           200,000              226,500
-----------------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Notes, 7.88%, 08/15/11(a)                                                                400,000              461,000
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global Notes, 9.95%, 05/01/10(a)                                490,000              535,232
-----------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%, 10/24/05(a)                                               100,000              104,431
-----------------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub. Notes, 9.75%, 09/01/10(a)                                  175,000              193,148
-----------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.13%, 05/01/12(a)                           155,000              173,213
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,693,524
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.28%
Intrawest Corp. (Canada), Sr. Unsec. Global Notes, 7.50%, 10/15/13(a)                                  180,000              187,650
===================================================================================================================================

HOUSEWARES & SPECIALTIES--1.07%
American Greetings Corp., Unsec. Putable Notes, 6.10%, 08/01/08(a)                                     690,000              725,018
===================================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.22%
Wal-Mart Stores, Inc., Unsec. Deb., 8.50%, 09/15/24(a)                                                 140,000              146,287
===================================================================================================================================

VIDIN-QTR-1

                                                                                                      PRINCIPAL             MARKET
                                                                                                       AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.32%
Tyco International Group S.A. (Bermuda), Unsec. Unsub. Gtd. Yankee Notes, 6.38%,
06/15/05(a)                                                                                        $   135,000          $   138,312
-----------------------------------------------------------------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%, 06/30/06 (Acquired 10/08/03;
Cost $84,920)(a)(b)(e)                                                                                  75,000               81,073
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            219,385
===================================================================================================================================

INTEGRATED OIL & GAS--3.07%
Amerada Hess Corp., Unsec. Notes, 7.13%, 03/15/33(a)                                                   540,000              578,783
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28(a)                                                        300,000              325,170
-----------------------------------------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Sr. Unsec. Yankee Notes,  7.13%, 11/15/06(a)                                  300,000              319,353
-----------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds, 8.90%, 08/15/28(a)                                                                       540,000              624,769
-----------------------------------------------------------------------------------------------------------------------------------
Repsol International Finance B.V. (Netherlands), Unsec. Gtd. Global Notes, 7.45%,                      230,000              238,538
07/15/05(a)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,086,613
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--4.23%
France Telecom S.A. (France), Sr. Unsec. Global Notes, 8.50%, 03/01/31(a)                              260,000              344,032
-----------------------------------------------------------------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A, Unsec. Deb., 7.00%, 02/01/06(a)                             100,000              102,601
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International Inc., Sr. Notes, 7.25%, 02/15/11 (Acquired
03/11/04-03/22/04; Cost $191,000)(a)(b)                                                                200,000              191,250
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 01/30/06(a)                                  50,000               52,548
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp., Deb. 9.25%, 04/15/22(a)                                                                  300,000              386,700
-----------------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes,
   7.50%, 06/01/07(a)                                                                                  200,000              218,554
-----------------------------------------------------------------------------------------------------------------------------------
   8.00%, 06/01/11(a)                                                                                  175,000              204,488
-----------------------------------------------------------------------------------------------------------------------------------
Verizon California, Inc.-Series F, Unsec. Deb.,  6.75%, 05/15/27(a)(i)                                 300,000              317,418
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., Unsec. Deb.,
   6.94%, 04/15/28(a)                                                                                  150,000              161,586
-----------------------------------------------------------------------------------------------------------------------------------
   8.75%, 11/01/21(a)                                                                                  400,000              503,100
-----------------------------------------------------------------------------------------------------------------------------------
Verizon New York Inc.-Series A, Sr. Unsec. Global Deb., 6.88%, 04/01/12(a)                             200,000              222,312
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Virginia, Inc.-Series A, Unsec. Global Deb., 4.63%, 03/15/13(a)                                175,000              171,290
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,875,879
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.42%
Goldman Sachs Group, L.P., Unsec. Notes, 7.25%, 10/01/05 (Acquired 03/18/03; Cost
$195,228)(a)(b)                                                                                        175,000              182,971
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%, 05/15/05(a)                                               100,000              105,054
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            288,025
===================================================================================================================================

VIDIN-QTR-1

                                                                                                      PRINCIPAL             MARKET
                                                                                                       AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE--1.61%
Americo Life Inc., Notes, 7.88%, 05/01/13 (Acquired 04/25/03; Cost $321,152)(a)(b)                 $   325,000          $   337,493
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds, 7.25%, 12/18/23 (Acquired 01/22/04-01/29/04;
Cost $588,417)(a)(b)(i)                                                                                500,000              590,315
-----------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes, 8.00%, 10/30/06(a)                                            150,000              164,519
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,092,327
===================================================================================================================================

METAL & GLASS CONTAINERS--0.46%
Anchor Glass Container Corp., Sr. Sec. Global Notes, 11.00%, 02/15/13(a)                               130,000              148,850
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 05/15/13(a)                  155,000              165,656
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            314,506
===================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.65%
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19(a)                                           170,642              189,413
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Generating Co., LLC, Sec. Floating Rate Notes, 7.35%, 04/01/10 (Acquired                       155,000              148,025
03/23/04; Cost $146,281)(a)(b)(f)
-----------------------------------------------------------------------------------------------------------------------------------
Dominion Resources Inc.- Series B, Sr. Unsec. Unsub. Global Notes, 7.63%, 07/15/05(a)                  100,000              103,976
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            441,414
===================================================================================================================================

MUNICIPALITIES--2.08%
Industry (City of), Urban Development Agency (Project 3); Tax Allocation Series 2003 B,
6.10%, 05/01/24(a)(i)(j)                                                                               650,000              668,688
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement Corp.; Taxable Rental Car Facility
Series 2004 RB,
   3.69%, 07/01/07(a)(i)(j)                                                                            225,000              226,969
-----------------------------------------------------------------------------------------------------------------------------------
   4.21%, 07/01/08(a)(i)(j)                                                                            300,000              304,875
-----------------------------------------------------------------------------------------------------------------------------------
Sacramento (County of), California; Taxable Pension Funding Series 2004 C-1 RB, 0.27%,                 225,000              212,625
07/10/30(a)(i)(j)(k)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,413,157
===================================================================================================================================

OFFICE ELECTRONICS--0.32%
Xerox Corp., Sr. Unsec. Notes, 7.63%, 06/15/13(a)                                                      200,000              216,500
===================================================================================================================================

OIL & GAS DRILLING--0.45%
R&B Falcon Corp.-Series B, Sr. Unsec. Notes, 6.75%, 04/15/05(a)                                        200,000              204,890
-----------------------------------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands), Unsec. Global Notes, 6.75%, 04/15/05(a)                              100,000              102,805
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            307,695
===================================================================================================================================

VIDIN-QTR-1

                                                                                                      PRINCIPAL             MARKET
                                                                                                       AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--1.19%
Newfield Exploration Co., Sr. Unsec. Unsub. Notes, 7.63%, 03/01/11(a)                              $   400,000          $   452,000
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec. Gtd. Unsub. Global Notes, 7.38%, 12/15/14(a)                325,000              354,608
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            806,608
===================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.57%
CITGO Petroleum Corp., Sr. Unsec. Global Notes, 11.38%, 02/01/11(a)                                    325,000              384,313
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--4.10%
ING Capital Funding Trust III, Gtd. Global Bonds, 8.44%(a)(h)                                          250,000              298,470
-----------------------------------------------------------------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Bonds, 9.87%  (Acquired 06/16/04; Cost                             400,000              467,780
$452,500)(a)(b)(h)
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
   Series 1999-2, Class A1, Global Bonds, 9.69%, 08/15/09(a)                                           300,000              343,350
-----------------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Global Notes, 8.02%, 05/15/07(a)                                                         440,000              471,086
-----------------------------------------------------------------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr. Notes, 4.13%, 03/12/09 (Acquired 03/04/04; Cost                400,000              395,030
$399,732)(a)(b)(e)
-----------------------------------------------------------------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands), Sr. Notes, 9.25%, 03/15/30 (Acquired                    453,889              534,495
01/10/03-09/22/04; Cost $525,327)(a)(b)(e)
-----------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Netherlands), Gtd. Sub. Second Tier II Bonds, 8.75%(a)(h)                       250,000              276,292
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,786,503
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.75%
First American Capital Trust I, Gtd. Notes, 8.50%, 04/15/12(a)                                         700,000              804,923
-----------------------------------------------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub. Deb., 5.15%, 08/15/33 (Acquired                              375,000              382,035
01/21/04-03/23/04; Cost $392,074)(a)(b)(e)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,186,958
===================================================================================================================================

REAL ESTATE--1.06%
Health Care Property Investors, Inc., Sr. Unsec. Notes, 6.88%, 06/08/05(a)                             100,000              102,751
-----------------------------------------------------------------------------------------------------------------------------------
Host Marriott L.P.-Series I, Unsec. Gtd. Global Notes, 9.50%, 01/15/07(a)                              325,000              360,750
-----------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, Sr. Unsec. Notes, 6.70%, 02/23/05(a)                                             75,000               76,216
-----------------------------------------------------------------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes, 8.75%, 08/15/08(a)                                              69,000               78,956
-----------------------------------------------------------------------------------------------------------------------------------
Spieker Properties, Inc., Medium Term Notes, 8.00%, 07/19/05(a)                                        100,000              103,865
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            722,538
===================================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.54%
Southern Investments UK PLC (United Kingdom), Sr. Unsec. Unsub. Yankee Notes, 6.80%,
12/01/06(a)                                                                                            350,000              368,165
===================================================================================================================================

VIDIN-QTR-1

                                                                                                      PRINCIPAL             MARKET
                                                                                                       AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
REGIONAL BANKS--3.59%
Cullen/Frost Capital Trust I, Unsec. Sub. Floating Rate Notes, 3.34%, 03/01/34 (a)(f)              $   550,000          $   571,443
-----------------------------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes, 5.25%, 03/31/08(a)                                            350,000              354,298
-----------------------------------------------------------------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Notes, 2.36%, 06/01/28(a)(f)                                   100,000               94,608
-----------------------------------------------------------------------------------------------------------------------------------
Santander Financial Issuances (Cayman Islands), Sec. Sub. Floating Rate Euro Notes,
2.25%(a)(d)(h)                                                                                       1,250,000            1,236,765
-----------------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%, 06/15/14(a)                                                    175,000              179,637
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,436,751
===================================================================================================================================

REINSURANCE--0.20%
GE Global Insurance Holding Corp., Unsec. Notes, 7.00%, 02/15/26(a)                                    125,000              138,211
===================================================================================================================================

RESTAURANTS--0.35%
McDonald's Corp., Unsec. Deb., 7.05%, 11/15/25(a)                                                      220,000              236,137
===================================================================================================================================

SOVEREIGN DEBT--3.78%
Federative Republic of Brazil (Brazil), Floating Rate Bonds, 2.06%, 04/15/06(a)(d)                     256,000              255,740
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Peru (Peru), Unsec. Global Notes, 9.13%, 01/15/08(a)                                       240,000              272,400
-----------------------------------------------------------------------------------------------------------------------------------
Russian Federation (Russia),
   Unsec. Bonds, 8.75%, 07/24/05 (Acquired 09/10/04; Cost $52,475)(a)(b)(e)                             50,000               52,150
-----------------------------------------------------------------------------------------------------------------------------------
   Unsec. Unsub. Bonds, 5.00%, 03/31/30 (Acquired 05/18/04; Cost $360,250)(a)(b)                       400,000              386,920
-----------------------------------------------------------------------------------------------------------------------------------
   Unsec. Unsub. Euro Bonds-REGS 8.75%, 07/24/05 (Acquired 05/14/04; Cost $554,663)(a)(b)              525,000              548,052
-----------------------------------------------------------------------------------------------------------------------------------
   Unsec. Unsub. Euro Bonds-REGS,  10.00%, 06/26/07 (Acquired 05/14/04; Cost $364,406)(a)(b)           325,000              367,694
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States (Mexico),
   Global Notes, 6.63%, 03/03/15(a)                                                                    150,000              159,540
-----------------------------------------------------------------------------------------------------------------------------------
   Series A, Medium Term Global Notes, 7.50%, 04/08/33(a)                                              500,000              527,325
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,569,821
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.95%
Greenpoint Capital Trust I, Gtd. Sub. Notes, 9.10%, 06/01/27(a)                                        275,000              323,727
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign Bank, Pass Through Ctfs., 10.20%, 06/30/05 (Acquired 09/22/04; Cost
$324,424)(a)(b)(e)                                                                                     307,876              322,455
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            646,182
===================================================================================================================================

TOBACCO--0.97%
Altria Group, Inc.,
   Sr. Unsec. Notes, 7.00%, 11/04/13(a)                                                                225,000              235,388
-----------------------------------------------------------------------------------------------------------------------------------
   Unsec. Global Notes, 7.00%, 07/15/05(a)                                                             300,000              308,493
-----------------------------------------------------------------------------------------------------------------------------------
   Unsec. Notes, 6.38%, 02/01/06(a)                                                                    110,000              113,544
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            657,425
===================================================================================================================================

VIDIN-QTR-1

                                                                                                      PRINCIPAL             MARKET
                                                                                                       AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TRUCKING--1.72%
Hertz Corp. (The), Sr. Global Notes, 8.25%, 06/01/05(a)                                            $   200,000          $   207,190
-----------------------------------------------------------------------------------------------------------------------------------
Roadway Corp., Sr. Unsec. Gtd. Global Notes, 8.25%, 12/01/08(a)                                        850,000              959,897
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,167,087
===================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.78%
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.63%, 07/15/10(a)                             320,000              355,997
-----------------------------------------------------------------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.38%, 01/15/11(a)                                150,000              171,201
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            527,198
===================================================================================================================================

Total U.S. Dollar Denominated Bonds & Notes (Cost $47,564,612)                                                           48,054,707
===================================================================================================================================

NON-U.S. DOLLAR DENOMINATED BONDS & NOTES--10.08% (l)

AUSTRALIA--1.27%
New South Wales Treasury Corp. (Sovereign Debt), Gtd. Euro Bonds,
5.50%, 08/01/14(a)                                                                     AUD           1,200,000              861,950
===================================================================================================================================

CANADA--1.08%
Canadian Government (Sovereign Debt),
-----------------------------------------------------------------------------------------------------------------------------------
   Series H87, Gtd. Bonds, 9.00%, 03/01/11(a)                                          CAD             300,000              300,254
-----------------------------------------------------------------------------------------------------------------------------------
   Series WB60, Gtd. Bonds,  7.25%, 06/01/07(a)                                        CAD             300,000              260,675
-----------------------------------------------------------------------------------------------------------------------------------
   Series WH31, Gtd. Bonds, 6.00%, 06/01/08(a)                                         CAD             200,000              170,683
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            731,612
===================================================================================================================================

CAYMAN ISLANDS--0.62%
Sutton Bridge Financing Ltd. (Electric Utilities)-REGS, Gtd.
Euro Bonds, 8.63%, 06/30/22 (Acquired 05/29/97; Cost $347,741)(a)(b)(e)                GBP             214,306              418,953
===================================================================================================================================

FRANCE--1.11%
French Republic (Treasury of)(Sovereign Debt), Euro Notes, 3.50%, 01/12/08(a)          EUR             600,000              758,405
===================================================================================================================================

GERMANY--1.16%
Bundesrepublik Deutschland (Sovereign Debt)-Series 99,
Euro Bonds, 4.50%,07/04/09(a)                                                          EUR             600,000              786,499
===================================================================================================================================

ITALY--1.59%
Buoni Poliennali Del Tes (Sovereign Debt), Euro Bonds,
5.00%, 02/01/12(a)                                                                     EUR             400,000              535,571
-----------------------------------------------------------------------------------------------------------------------------------
Italian Government (Sovereign Debt), Unsec. Unsub. Global Bonds, 5.88%,
08/14/08(a)                                                                            AUD             750,000              547,853
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,083,424
===================================================================================================================================

LUXEMBOURG--1.24%
International Bank for Reconstruction & Development (The) (Diversified
Banks)-Series E, Sr. Unsec. Medium Term Global Notes, 6.43%, 08/20/07(a)(m)            NZD           1,500,000              845,045
===================================================================================================================================

VIDIN-QTR-1

                                                                                                      PRINCIPAL             MARKET
                                                                                                       AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--2.01%
United Kingdom (Treasury of) (Sovereign Debt), Bonds,
7.25%,
   12/07/07(a)                                                                         GBP            $100,000           $  194,637
-----------------------------------------------------------------------------------------------------------------------------------
   4.00%, 03/07/09(a)                                                                  GBP             300,000              527,698
-----------------------------------------------------------------------------------------------------------------------------------
   5.00%, 09/07/14(a)                                                                  GBP             350,000              643,194
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,365,529
===================================================================================================================================

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $6,660,040)                                                         6,851,417
===================================================================================================================================

U.S. MORTGAGE-BACKED SECURITIES--5.59%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--1.82%
Pass Through Ctfs.,
   8.50%, 03/01/10(a)                                                                                    2,800                2,961
-----------------------------------------------------------------------------------------------------------------------------------
   6.50%, 05/01/16 to 08/01/32(a)                                                                      100,479              105,654
-----------------------------------------------------------------------------------------------------------------------------------
   6.00%, 05/01/17 to 11/01/33(a)                                                                      486,912              504,854
-----------------------------------------------------------------------------------------------------------------------------------
   5.50%, 09/01/17(a)                                                                                  176,406              182,672
-----------------------------------------------------------------------------------------------------------------------------------
   7.50%, 09/01/29(a)                                                                                   60,440               64,913
-----------------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
   5.00%, 10/01/18(n)                                                                                  369,580              376,014
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,237,068
===================================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--3.00%
Pass Through Ctfs.,
   7.00%, 02/01/16 to 09/01/32(a)                                                                     103,941              110,322
-----------------------------------------------------------------------------------------------------------------------------------
   6.50%, 05/01/16 to 11/01/31(a)                                                                     383,255              402,720
-----------------------------------------------------------------------------------------------------------------------------------
   6.00%, 05/01/17 to 07/01/17(a)                                                                      55,547               58,300
-----------------------------------------------------------------------------------------------------------------------------------
   5.00%, 11/01/18(a)                                                                                 142,907              145,538
-----------------------------------------------------------------------------------------------------------------------------------
   7.50%, 04/01/29 to 10/01/29(a)                                                                     140,904              151,109
-----------------------------------------------------------------------------------------------------------------------------------
   8.00%, 04/01/32(a)                                                                                  43,307               46,892
-----------------------------------------------------------------------------------------------------------------------------------
   5.50%, 10/01/33 to 12/01/33(a)                                                                     586,704              595,941
-----------------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
   5.50%, 10/01/18(n)                                                                                 138,565              143,361
-----------------------------------------------------------------------------------------------------------------------------------
   6.00%, 11/01/32(n)                                                                                 371,075              384,544
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,038,727
===================================================================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--0.77%
Pass Through Ctfs.,
   7.50%, 06/15/23 to 01/15/32(a)                                                                       47,250               51,141
-----------------------------------------------------------------------------------------------------------------------------------
   8.50%, 11/15/24(a)                                                                                   33,879               37,457
-----------------------------------------------------------------------------------------------------------------------------------
   7.00%, 07/15/31 to 08/15/31(a)                                                                       16,251               17,343
-----------------------------------------------------------------------------------------------------------------------------------
   6.50%, 11/15/31 to 09/15/32(a)                                                                      102,758              108,573
-----------------------------------------------------------------------------------------------------------------------------------

VIDIN-QTR-1

                                                                                                      PRINCIPAL             MARKET
                                                                                                       AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--(CONTINUED)
   6.00%, 12/15/31 to 11/15/32(a)                                                                  $   116,213          $   120,719
-----------------------------------------------------------------------------------------------------------------------------------
   5.50%, 02/15/34(a)                                                                                  186,965              190,559
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            525,792
===================================================================================================================================

Total U.S. Mortgage-Backed Securities (Cost $3,770,509)                                                                   3,801,587
===================================================================================================================================

ASSET-BACKED SECURITIES--4.25%

OTHER DIVERSIFIED FINANCIAL SERVICES--4.25%
Citicorp Lease-Series 1999-1, Class A1, Pass Through Ctfs., 7.22%, 06/15/05 (Acquired
05/08/02-09/23/03; Cost $614,224)(a)(b)                                                                575,953              593,856
-----------------------------------------------------------------------------------------------------------------------------------
Citicorp Lease-Series 1999-1, Class A2, Pass Through Ctfs., 8.04%, 12/15/19 (Acquired
06/01/00-08/20/02; Cost $511,034)(a)(b)                                                                500,000              593,143
-----------------------------------------------------------------------------------------------------------------------------------
Mangrove Bay, Pass Through Ctfs., 6.10%, 07/15/33 (Acquired 07/13/04; Cost                             400,000              408,465
$397,656)(a)(b)(e)
-----------------------------------------------------------------------------------------------------------------------------------
Patrons' Legacy-Series 2004-I, Ctfs., 6.67%, 02/04/17 (Acquired 04/30/04; Cost                       1,000,000            1,039,387
$1,000,000)(b)(e)
-----------------------------------------------------------------------------------------------------------------------------------
Yorkshire Power (Cayman Islands)-Series 2000-1, Pass Through Ctfs., 8.25%, 02/15/05                    250,000              254,456
(Acquired 09/22/03; Cost $268,315)(a)(b)(e)
-----------------------------------------------------------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost $2,751,749)                                                                           2,889,307
===================================================================================================================================

STOCKS & OTHER EQUITY INTERESTS--3.09%

BROADCASTING & CABLE TV--0.00%
Knology, Inc.-Wts., expiring 10/22/07 (Acquired 03/12/98; Cost $0)(a)(b)(e)(o)                           1,000                  450
===================================================================================================================================

INTEGRATED OIL & GAS--0.59%
Shell Frontier Oil & Gas Inc.-Series C, 2.38% Floating Rate Pfd.(f)                                          4              400,000
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.00%
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired 11/15/00; Cost $0) (b)(e)(o)(p)                              275                    0
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.68%
ABN AMRO XVIII Custodial Receipts-Series MM18, 2.79% Floating Rate Pfd.
(Acquired 09/10/04-09/13/04; Cost $1,399,980)(b)(e)(q)                                                       2              200,000
-----------------------------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 2.17% Floating Rate Pfd. (Acquired 03/17/04-09/28/04;
Cost $925,032)(b)(e)(f)                                                                                    950              937,650
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,137,650
===================================================================================================================================


VIDIN-QTR-1

                                                                                                      PRINCIPAL             MARKET
                                                                                                       AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. AGENCY SECURITIES--0.82%
Fannie Mae-Series J, 3.78%(a)                                                                      $     5,550          $   279,755
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae-Series K, 3.00% Pfd.(a)                                                                       5,450              278,631
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            558,386
===================================================================================================================================

Total Stocks & Other Equity Interests (Cost $2,078,619)                                                                   2,096,486
===================================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--1.36%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--1.36%
   Unsec. Floating Rate Global Notes,
   4.41%, 02/17/09(a)(r)                                                                               575,000              577,835
-----------------------------------------------------------------------------------------------------------------------------------
   Unsec. Global Notes,
   3.38%, 12/15/08(a)                                                                                  350,000              347,224
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            925,059
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Securities (Cost $912,798)                                                                     925,059
===================================================================================================================================

U.S. TREASURY SECURITIES--3.57%

U.S. TREASURY NOTES--1.37%
   1.25%, 05/31/05(a)                                                                                  400,000              397,969
-----------------------------------------------------------------------------------------------------------------------------------
   5.00%, 02/15/11(a)                                                                                  500,000              537,188
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            935,157
===================================================================================================================================

U.S. TREASURY BONDS--1.90%
   3.38%, 09/15/09(a)                                                                                  175,000              175,136
-----------------------------------------------------------------------------------------------------------------------------------
   7.25%, 05/15/16 to 08/15/22(a)                                                                      825,000            1,045,348
-----------------------------------------------------------------------------------------------------------------------------------
   5.38%, 02/15/31(a)                                                                                   65,000               69,631
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,290,115
===================================================================================================================================

U.S. TREASURY STRIPS--0.30%
   5.98%, 11/15/23(a)(s)                                                                               550,000              203,500
===================================================================================================================================

Total U.S. Treasury Securities (Cost $2,367,271)                                                                          2,428,772
===================================================================================================================================


                                                                                                       SHARES
MONEY MARKET FUNDS--1.35%
Liquid Assets Portfolio-Institutional Class(t)                                                         456,888          $   456,888
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(t)                                                            456,888              456,888
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $913,776)                                                                                    913,776
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $67,019,374)                                                                          $67,961,111
___________________________________________________________________________________________________________________________________
===================================================================================================================================


                                      F-12
VIDIN-QTR-1

Investment Abbreviations:

AUD       Australian Dollar              REGS         Regulation S
CAD       Canadian Dollar                Sec.         Secured
Ctfs.     Certificates                   Sr.          Senior
Deb.      Debentures                     STRIPS       Separately Traded Registered Interest and Principal Security
EUR       Euro                           Sub.         Subordinated
GBP       British Pound Sterling         TBA          To Be Announced
Gtd.      Guaranteed                     Unsec.       Unsecured
NZD       New Zealand Dollar             Unsub.       Unsubordinated
Pfd.      Preferred                      Wts.         Warrants
RB        Revenue Bonds

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2004 was $63,002,310, which represented 92.70% of the Fund's Total Investments. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $14,024,798, which represented 20.64% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Defaulted security. Currently, the issuer is in default with respect to interest payments. The market value of this security at September 30, 2004 represented 0.48% of the Fund's Total Investments.

(d) Interest rate is redetermined semi-annually. Rate shown is rate in effect on September 30, 2004.

(e) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at September 30, 2004 was $7,594,699, which represented 11.18% of the Fund's Total Investments.

(f) Interest rate is redetermined quarterly. Rate shown is rate in effect on September 30, 2004.

(g) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 4.

(h)   Perpetual bond with no specified maturity date.

(i) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(j)   Interest on this security is taxable income to the Fund.

(k) Zero coupon bond issued at a discount. The interest rate represents the current yield at September 30, 2004. Bond will convert to a fixed coupon rate at a specified future date.

(l) Foreign denominated security. Par value is denominated in currency indicated.

(m) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(n) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(o) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(p) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at September 30, 2004 represented 0% of the Fund's Total Investments. See
      Note 1A.

(q) Interest rate is redetermined annually. Rate shown is rate in effect on September 30, 2004.

(r) Interest rate is redetermined monthly. Rate shown is rate in effect on September 30, 2004.

(s) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

(t) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


See accompanying notes which are an integral part of this schedule.

VIDIN-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

VIDIN-QTR-1
     include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions are considered borrowings under the 1940 Act. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of

VIDIN-QTR-1
     securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.


NOTE 2--INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                           MARKET                         PROCEEDS       UNREALIZED        MARKET                      REALIZED
                           VALUE         PURCHASES         FROM         APPRECIATION       VALUE        DIVIDEND         GAIN
FUND                      12/31/03        AT COST          SALES       (DEPRECIATION)     09/30/04       INCOME         (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class        $ 791,463     $14,667,956   $(15,002,531)   $          --       $456,888         $4,132    $        --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class          791,463      14,667,956    (15,002,531)              --        456,888          4,008             --
---------------------------------------------------------------------------------------------------------------------------------
   SUBTOTAL               $1,582,926     $29,335,912   $(30,005,062)   $          --       $913,776         $8,140    $        --
=================================================================================================================================

VIDIN-QTR-1

NOTE 3--FOREIGN CURRENCY CONTRACTS


                   OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------
                                    CONTRACT TO                           UNREALIZED
SETTLEMENT                    -----------------------                    APPRECIATION
  DATE          CURRENCY       DELIVER       RECEIVE         VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------------
10/20/04           AUD        1,900,000    $1,359,355      $1,380,156        $ (20,801)
--------------------------------------------------------------------------------------
10/15/04           CAD          900,000       680,658         713,328          (32,670)
--------------------------------------------------------------------------------------
10/20/04           EUR        1,050,000     1,297,590       1,305,582           (7,992)
--------------------------------------------------------------------------------------
10/12/04           GBP          960,000     1,698,240       1,737,886          (39,646)
--------------------------------------------------------------------------------------
                              4,810,000    $5,035,843      $5,136,952        $(101,109)
======================================================================================

NOTE 4--FUTURES CONTRACTS

On September 30, 2004, $300,000 principal amount of investment grade corporate bonds were pledged as collateral to cover margin requirements for open futures contracts.

                       OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------
                                                                          UNREALIZED
                                NO. OF      MONTH/           MARKET      APPRECIATION
CONTRACT                      CONTRACTS   COMMITMENT         VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes           22   Dec-04/Long     $ 4,647,156          $(1,141)
--------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes           49   Dec-04/Long       5,426,750           12,233
--------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds          11   Dec-04/Long       1,234,406           15,182
--------------------------------------------------------------------------------------
                                                          $11,308,312          $26,274
======================================================================================

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $70,328,047 and $73,378,333, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                 $ 1,370,751
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (429,014)
--------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                       $   941,737
======================================================================================

Investments have the same cost for tax and financial reporting purposes.

VIDIN-QTR-1

                       AIM V.I. GOVERNMENT SECURITIES FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              VIGOV-QTR-1 9/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)


                                                                                            PRINCIPAL                      MARKET
                                                                                             AMOUNT                        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES--59.57%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--14.96%
Pass Through Ctfs.,
 6.00%, 11/01/08 to 02/01/34(a)                                                            $ 8,625,953                 $  9,022,520
-----------------------------------------------------------------------------------------------------------------------------------
 6.50%, 12/01/08 to 11/01/33(a)                                                             24,432,314                   25,821,904
-----------------------------------------------------------------------------------------------------------------------------------
 7.00%, 11/01/10 to 06/01/33(a)                                                             15,546,883                   16,518,935
-----------------------------------------------------------------------------------------------------------------------------------
 8.00%, 12/01/15 to 11/17/30(a)                                                              5,113,355                    5,533,260
-----------------------------------------------------------------------------------------------------------------------------------
 5.00%, 05/01/18(a)                                                                         11,240,589                   11,444,030
-----------------------------------------------------------------------------------------------------------------------------------
 4.50%, 05/01/19(a)                                                                         17,493,193                   17,452,665
-----------------------------------------------------------------------------------------------------------------------------------
 10.50%, 08/01/19(a)                                                                            26,421                       29,550
-----------------------------------------------------------------------------------------------------------------------------------
 8.50%, 09/01/20 to 10/01/29(a)                                                              1,572,806                    1,725,136
-----------------------------------------------------------------------------------------------------------------------------------
 10.00%, 03/01/21(a)                                                                           436,741                      490,781
-----------------------------------------------------------------------------------------------------------------------------------
 9.00%, 06/01/21(a)                                                                          2,339,000                    2,619,813
-----------------------------------------------------------------------------------------------------------------------------------
 7.05%, 05/20/27(a)                                                                          1,390,406                    1,475,729
-----------------------------------------------------------------------------------------------------------------------------------
 7.50%, 09/01/29 to 07/01/32(a)                                                              4,080,865                    4,382,305
-----------------------------------------------------------------------------------------------------------------------------------
 5.50%, 10/01/33 to 01/01/34(a)                                                              6,606,122                    6,707,753
-----------------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 10/01/18(b)                                                                          8,732,000                    8,884,011
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        112,108,392
===================================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--36.41%
Pass Through Ctfs.,
 7.50%, 11/01/09 to 11/01/33(a)                                                             15,010,667                   16,201,560
-----------------------------------------------------------------------------------------------------------------------------------
 6.50%, 10/01/10 to 08/01/34(a)                                                             49,096,030                   51,798,733
-----------------------------------------------------------------------------------------------------------------------------------
 7.00%, 07/01/11 to 09/01/34(a)                                                             54,868,096                   58,245,590
-----------------------------------------------------------------------------------------------------------------------------------
 8.50%, 06/01/12 to 10/01/33(a)                                                              7,824,238                    8,634,751
-----------------------------------------------------------------------------------------------------------------------------------
 10.00%, 03/01/16(a)                                                                           159,302                      175,977
-----------------------------------------------------------------------------------------------------------------------------------
 6.00%, 06/01/16 to 02/01/34(a)                                                             36,762,256                   38,542,847
-----------------------------------------------------------------------------------------------------------------------------------
 5.00%, 11/01/17 to 08/01/33(a)                                                              3,393,593                    3,456,384
-----------------------------------------------------------------------------------------------------------------------------------
 8.00%, 12/01/17 to 08/01/32(a)                                                             13,946,169                   15,100,199
-----------------------------------------------------------------------------------------------------------------------------------
 5.50%, 09/01/33 to 12/01/33(a)                                                             18,688,088                   18,982,336
-----------------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 10/01/18 to 10/01/33(b)                                                             14,789,250                   14,730,239
-----------------------------------------------------------------------------------------------------------------------------------
 5.50%, 10/01/18(b)                                                                         15,442,268                   15,976,789
-----------------------------------------------------------------------------------------------------------------------------------
 6.00%, 11/01/32(b)                                                                         29,920,200                   31,006,236
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        272,851,641
===================================================================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--8.20%
Pass Through Ctfs.,
 7.50%, 03/15/08 to 08/15/28(a)                                                              1,448,329                    1,571,071
-----------------------------------------------------------------------------------------------------------------------------------
 9.00%, 09/15/08(a)                                                                              8,797                        9,499
-----------------------------------------------------------------------------------------------------------------------------------
 11.00%, 10/15/15(a)                                                                             8,022                        9,138
-----------------------------------------------------------------------------------------------------------------------------------
 9.50%, 09/15/16(a)                                                                              4,657                        5,270
-----------------------------------------------------------------------------------------------------------------------------------
 10.50%, 09/15/17 to 11/15/19(a)                                                                 6,137                        6,982
-----------------------------------------------------------------------------------------------------------------------------------

VIGOV-QTR-1

                                                                                            PRINCIPAL                      MARKET
                                                                                             AMOUNT                        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--(CONTINUED)
 6.50%, 10/15/18 to 09/20/34(a)                                                            $40,121,190                $  42,481,716
-----------------------------------------------------------------------------------------------------------------------------------
 10.00%, 06/15/19(a)                                                                           148,009                      166,665
-----------------------------------------------------------------------------------------------------------------------------------
 7.00%, 07/15/19 to 03/15/34(a)                                                              5,698,413                    6,101,528
-----------------------------------------------------------------------------------------------------------------------------------
 8.00%, 07/15/24 to 07/15/26(a)                                                                442,807                      487,002
-----------------------------------------------------------------------------------------------------------------------------------
 6.00%, 10/15/31 to 03/15/34(a)                                                             10,204,427                   10,615,836
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         61,454,707
===================================================================================================================================

Total U.S. Mortgage-Backed Securities (Cost $446,026,364)                                                               446,414,740
===================================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--21.38%

FEDERAL FARM CREDIT BANK--3.03%
Bonds,
 6.00%, 06/11/08(a)                                                                          2,600,000                    2,834,174
-----------------------------------------------------------------------------------------------------------------------------------
 5.75%, 01/18/11(a)                                                                          2,000,000                    2,182,974
-----------------------------------------------------------------------------------------------------------------------------------
Medium Term Notes,
 5.75%, 12/07/28(a)                                                                          2,500,000                    2,614,390
-----------------------------------------------------------------------------------------------------------------------------------
Unsec. Bonds,
 7.25%, 06/12/07(a)                                                                         13,625,000                   15,090,387
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         22,721,925
===================================================================================================================================

FEDERAL HOME LOAN BANK--1.62%
Unsec. Bonds,
 6.50%, 11/15/05(a)                                                                            275,000                      287,435
-----------------------------------------------------------------------------------------------------------------------------------
 7.25%, 02/15/07(a)                                                                            895,000                      982,374
-----------------------------------------------------------------------------------------------------------------------------------
 4.88%, 05/15/07(a)                                                                          4,000,000                    4,183,421
-----------------------------------------------------------------------------------------------------------------------------------
 3.50%, 11/15/07(a)                                                                          4,650,000                    4,692,492
-----------------------------------------------------------------------------------------------------------------------------------
 5.48%, 01/28/09(a)                                                                          1,500,000                    1,611,929
-----------------------------------------------------------------------------------------------------------------------------------
Unsec. Medium Term Notes,
 8.17%, 12/16/04(a)                                                                            400,000                      405,164
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,162,815
===================================================================================================================================

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--7.23%
Unsec. Global Notes,
 3.75%, 08/03/07(a)                                                                         14,375,000                   14,469,606
-----------------------------------------------------------------------------------------------------------------------------------
 5.13%, 10/15/08(a)                                                                          4,000,000                    4,243,485
-----------------------------------------------------------------------------------------------------------------------------------
 4.38%, 02/04/10(a)(c)                                                                      27,700,000                   27,815,603
-----------------------------------------------------------------------------------------------------------------------------------
 4.75%, 12/08/10                                                                             7,500,000                    7,616,025
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         54,144,719
===================================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--8.02%
Unsec. Global Bonds,
 6.63%, 11/15/30(a)                                                                            700,000                      819,324
-----------------------------------------------------------------------------------------------------------------------------------
Unsec. Global Notes,
 7.00%, 07/15/05(a)(c)                                                                       8,100,000                    8,398,987
-----------------------------------------------------------------------------------------------------------------------------------
 3.66%, 02/25/09(a)                                                                         26,055,000                   25,767,531
-----------------------------------------------------------------------------------------------------------------------------------
 3.85%, 04/14/09(a)                                                                          4,695,000                    4,666,467
-----------------------------------------------------------------------------------------------------------------------------------
 4.38%, 09/15/12(a)                                                                          4,900,000                    4,899,425
-----------------------------------------------------------------------------------------------------------------------------------

VIGOV-QTR-1

                                                                                            PRINCIPAL                      MARKET
                                                                                             AMOUNT                        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--(CONTINUED)
Unsec. Medium Term Notes,
 7.38%, 03/28/05(a)                                                                        $   300,000                 $    307,780
-----------------------------------------------------------------------------------------------------------------------------------
Unsec. Notes,
 3.65%, 10/15/08(a)                                                                         14,550,000                   14,488,056
-----------------------------------------------------------------------------------------------------------------------------------
Unsec. Sub. Disc. Deb.,
 7.37%, 10/09/19(a)(d)                                                                       1,800,000                      788,550
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         60,136,120
===================================================================================================================================

PRIVATE EXPORT FUNDING COMPANY--0.62%
Series G, Sec. Gtd. Notes,
 6.67%, 09/15/09(a)                                                                          2,701,000                    3,050,752
-----------------------------------------------------------------------------------------------------------------------------------
Series J, Sec. Gtd. Notes,
 7.65%, 05/15/06(a)                                                                          1,500,000                    1,617,643
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,668,395
===================================================================================================================================

TENNESSEE VALLEY AUTHORITY--0.86%
Series G, Global Bonds,
 5.38%, 11/13/08(a)                                                                          6,000,000                    6,419,031
===================================================================================================================================

Total U.S. Government Agency Securities (Cost $159,382,317)                                                             160,253,005
===================================================================================================================================

U.S. TREASURY SECURITIES--9.04%

U.S. TREASURY NOTES--7.49%
 6.75%, 05/15/05(a)                                                                          7,500,000                    7,712,695
-----------------------------------------------------------------------------------------------------------------------------------
 4.63%, 05/15/06(a)                                                                         14,375,000                   14,875,879
-----------------------------------------------------------------------------------------------------------------------------------
 4.00%, 11/15/12(a)                                                                          1,480,000                    1,487,400
-----------------------------------------------------------------------------------------------------------------------------------
 4.25%, 08/15/13 to 08/15/14(a)(c)                                                          31,700,000                   32,053,890
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         56,129,864
===================================================================================================================================

U.S. TREASURY BONDS--1.35%
 9.25%, 02/15/16(a)                                                                            550,000                      792,086
-----------------------------------------------------------------------------------------------------------------------------------
 7.50%, 11/15/16 to 11/15/24(a)                                                              6,050,000                    7,944,202
-----------------------------------------------------------------------------------------------------------------------------------
 7.63%, 02/15/25(a)                                                                            550,000                      743,359
-----------------------------------------------------------------------------------------------------------------------------------
 6.88%, 08/15/25(a)                                                                            500,000                      627,891
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,107,538
===================================================================================================================================

U.S. TREASURY STRIPS--0.20%
 6.79%, 11/15/18(a)(e)                                                                       3,005,000                    1,509,073
===================================================================================================================================

Total U.S. Treasury Securities (Cost $66,879,038)                                                                        67,746,475
===================================================================================================================================

VIGOV-QTR-1

                                                                                                                           MARKET
                                                                                              SHARES                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--10.01%
Government & Agency Portfolio-Institutional Class  (Cost $75,007,827)(f)                      75,007,827              $  75,007,827
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $747,295,546)                                                                       $ 749,422,047
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Investment Abbreviations:

Ctfs.               Certificates
Deb.                Debenture
Disc.               Discounted
Gtd.                Guaranteed
Sec.                Secured
STRIPS              Separately Traded Registered Interest and Principal Security
TBA                 To Be Announced
Unsec.              Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2004 was $603,816,945, which represented 80.57% of the Fund's Total Investments. See Note 1A.

(b) These securities are subject to dollars roll transactions and purchased on a forward commitment basis. See Note 1C.

(c) All or portion of principal amount has been deposited in escrow with broker as collateral for reverse repurchase agreements outstanding at September 30, 2004.

(d) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of this schedule.

VIGOV-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value. Securities with a demand feature exercisable within one to seven days are valued at par.

            Securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Fund's valuation committee following procedures approved by the Board of Trustees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security.

            Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions are considered borrowings under the 1940 Act. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.

            Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

VIGOV-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            UNREALIZED
                         MARKET VALUE      PURCHASES     PROCEEDS FROM     APPRECIATION    MARKET VALUE    DIVIDEND      REALIZED
    FUND                   12/31/03         AT COST          SALES        (DEPRECIATION)     09/30/04       INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Government & Agency
Portfolio--
Institutional Class     $  29,711,054    $448,133,378   $ (402,836,605)   $           --   $ 75,007,827    $525,550     $        --
===================================================================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $527,254,489 and $439,528,874, respectively.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $ 4,179,564
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (2,245,525)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                $ 1,934,039
===============================================================================

Cost of investments for tax purposes is $747,488,008.

VIGOV-QTR-1

                              AIM V.I. GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com              VIGRO-QTR-1 9/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                                     MARKET
                                                                           SHARES                                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--99.31%
AEROSPACE & DEFENSE--2.34%
Boeing Co. (The)                                                             53,000                                $ 2,735,860
-------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                       23,000                                  2,348,300
-------------------------------------------------------------------------------------------------------------------------------
Honeywell International Inc.                                                 88,000                                  3,155,680
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     8,239,840
===============================================================================================================================

APPAREL RETAIL--1.86%
Chico's FAS, Inc.(a)(b)                                                      60,000                                  2,052,000
-------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                             240,000                                  4,488,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     6,540,000
===============================================================================================================================

APPLICATION SOFTWARE--1.12%
Amdocs Ltd. (United Kingdom)(a)                                             180,000                                  3,929,400
===============================================================================================================================

BIOTECHNOLOGY--2.67%
Biogen Idec Inc.(a)                                                          51,000                                  3,119,670
-------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.(a)                                                          120,000                                  6,290,400
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     9,410,070
===============================================================================================================================

BROADCASTING & CABLE TV--0.81%
Univision Communications Inc.-Class A(a)                                     90,000                                  2,844,900
===============================================================================================================================

COMMUNICATIONS EQUIPMENT--6.91%
Avaya Inc.(a)                                                               247,000                                  3,443,180
-------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                                      390,000                                  7,059,000
-------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                              305,000                                  5,502,200
-------------------------------------------------------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                                     225,000                                  3,087,000
-------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                60,000                                  2,342,400
-------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)                                          38,000                                  2,900,920
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    24,334,700
===============================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.69%
Best Buy Co., Inc.                                                           45,000                                  2,440,800
===============================================================================================================================

COMPUTER HARDWARE--4.05%
Apple Computer, Inc.(a)                                                     103,000                                  3,991,250
-------------------------------------------------------------------------------------------------------------------------------
Dell Inc.(a)                                                                220,000                                  7,832,000
-------------------------------------------------------------------------------------------------------------------------------
PalmOne, Inc.(a)                                                             80,000                                  2,435,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    14,258,450
===============================================================================================================================

VIGRO-QTR-1

                                                                                                                     MARKET
                                                                           SHARES                                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--1.10%
Lexmark International, Inc.-Class A(a)                                       46,000                                $ 3,864,460
===============================================================================================================================

CONSUMER ELECTRONICS--1.01%
Sony Corp.-ADR (Japan)                                                      103,000                                  3,542,170
===============================================================================================================================

CONSUMER FINANCE--2.22%
American Express Co.                                                         81,000                                  4,168,260
-------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                  145,000                                  3,654,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     7,822,260
===============================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.53%
Automatic Data Processing, Inc.                                              45,000                                  1,859,400
===============================================================================================================================

DEPARTMENT STORES--3.58%
J.C. Penney Co., Inc.                                                        88,000                                  3,104,640
-------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.(a)                                                             150,000                                  7,228,500
-------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                              60,000                                  2,294,400
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    12,627,540
===============================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--3.40%
Apollo Group, Inc.-Class A(a)                                                53,000                                  3,888,610
-------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                               375,000                                  8,100,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    11,988,610
===============================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.28%
Rockwell Automation, Inc.                                                   117,000                                  4,527,900
===============================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.62%
Agilent Technologies, Inc.(a)                                               265,000                                  5,716,050
===============================================================================================================================

FOOTWEAR--0.98%
NIKE, Inc.-Class B                                                           44,000                                  3,467,200
===============================================================================================================================

GENERAL MERCHANDISE STORES--1.80%
Target Corp.                                                                140,000                                  6,335,000
===============================================================================================================================

HEALTH CARE EQUIPMENT--2.34%
Bard (C.R.), Inc.                                                            45,000                                  2,548,350
-------------------------------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                              68,000                                  2,998,800
-------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                                                     34,000                                  2,687,360
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     8,234,510
===============================================================================================================================

VIGRO-QTR-1

                                                                                                                     MARKET
                                                                           SHARES                                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES--1.54%
Caremark Rx, Inc.(a)                                                         83,000                                $ 2,661,810
-------------------------------------------------------------------------------------------------------------------------------
IMS Health Inc.                                                             115,000                                  2,750,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     5,412,610
===============================================================================================================================

HEALTH CARE SUPPLIES--1.34%
Alcon, Inc. (Switzerland)                                                    59,000                                  4,731,800
===============================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.61%
Electronic Arts Inc.(a)                                                      47,000                                  2,161,530
===============================================================================================================================

HOME IMPROVEMENT RETAIL--0.83%
Home Depot, Inc. (The)                                                       75,000                                  2,940,000
===============================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.96%
Starwood Hotels & Resorts Worldwide, Inc.                                    73,000                                  3,388,660
===============================================================================================================================

HOUSEHOLD PRODUCTS--1.81%
Procter & Gamble Co. (The)                                                  118,000                                  6,386,160
===============================================================================================================================

HOUSEWARES & SPECIALTIES--1.09%
Fortune Brands, Inc.                                                         52,000                                  3,852,680
===============================================================================================================================

HYPERMARKETS & SUPER CENTERS--1.06%
Costco Wholesale Corp.                                                       90,000                                  3,740,400
===============================================================================================================================

INDUSTRIAL CONGLOMERATES--5.08%
3M Co.                                                                       22,500                                  1,799,325
-------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                           525,000                                 16,096,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    17,895,825
===============================================================================================================================

INDUSTRIAL MACHINERY--2.67%
Danaher Corp.                                                                88,000                                  4,512,640
-------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                  30,000                                  1,902,300
-------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                                         44,000                                  2,990,680
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     9,405,620
===============================================================================================================================

INTERNET RETAIL--1.89%
Amazon.com, Inc.(a)                                                          44,000                                  1,797,840
-------------------------------------------------------------------------------------------------------------------------------
eBay Inc.(a)                                                                 53,000                                  4,872,820
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     6,670,660
===============================================================================================================================

INTERNET SOFTWARE & SERVICES--3.10%
Google Inc.- Class  A(a)                                                     15,000                                  1,944,000
-------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.(a)                                                              265,000                                  8,986,150
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    10,930,150
===============================================================================================================================

VIGRO-QTR-1

                                                                                                                     MARKET
                                                                           SHARES                                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--3.66%
Goldman Sachs Group, Inc. (The)                                              60,000                                $ 5,594,400
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                45,000                                  3,587,400
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                    75,000                                  3,729,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    12,910,800
===============================================================================================================================

LIFE & HEALTH INSURANCE--0.55%
MetLife, Inc.                                                                50,000                                  1,932,500
===============================================================================================================================

MANAGED HEALTH CARE--4.24%
Aetna Inc.                                                                   95,000                                  9,493,350
-------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                      74,000                                  5,456,760
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    14,950,110
===============================================================================================================================

MOTORCYCLE MANUFACTURERS--0.76%
Harley-Davidson, Inc.                                                        45,000                                  2,674,800
===============================================================================================================================

MOVIES & ENTERTAINMENT--0.77%
Walt Disney Co. (The)                                                       120,000                                  2,706,000
===============================================================================================================================

MULTI-LINE INSURANCE--0.71%
American International Group, Inc.                                           37,000                                  2,515,630
===============================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.76%
Citigroup Inc.                                                               85,000                                  3,750,200
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        150,000                                  5,959,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     9,709,700
===============================================================================================================================

PERSONAL PRODUCTS--3.89%
Avon Products, Inc.                                                          83,000                                  3,625,440
-------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                                        136,000                                  5,684,800
-------------------------------------------------------------------------------------------------------------------------------
Gillette Co. (The)                                                          105,000                                  4,382,700
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    13,692,940
===============================================================================================================================

PHARMACEUTICALS--7.33%
Johnson & Johnson                                                           120,000                                  6,759,600
-------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                            37,000                                  2,221,850
-------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                 220,000                                  6,732,000
-------------------------------------------------------------------------------------------------------------------------------
Sepracor Inc.(a)                                                             75,000                                  3,658,500
-------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)                             80,000                                  2,076,000
-------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                       117,000                                  4,375,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    25,823,750
===============================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.61%
Allstate Corp. (The)                                                         45,000                                  2,159,550
===============================================================================================================================

VIGRO-QTR-1

                                                                                                                     MARKET
                                                                           SHARES                                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS--2.27%
McDonald's Corp.                                                            150,000                                $ 4,204,500
-------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                            93,000                                  3,781,380
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     7,985,880
===============================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.55%
Novellus Systems, Inc.(a)                                                   205,000                                  5,450,950
===============================================================================================================================

SEMICONDUCTORS--2.51%
Analog Devices, Inc.                                                        135,000                                  5,235,300
-------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                   135,000                                  3,623,400
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     8,858,700
===============================================================================================================================

SOFT DRINKS--0.83%
PepsiCo, Inc.                                                                60,000                                  2,919,000
===============================================================================================================================

SYSTEMS SOFTWARE--4.58%
Microsoft Corp.                                                             260,000                                  7,189,000
-------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                             234,000                                  2,639,520
-------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                            67,000                                  3,676,960
-------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.(a)                                                   148,000                                  2,634,400
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    16,139,880
===============================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $287,861,054)                                                   349,929,545
===============================================================================================================================

MONEY MARKET FUNDS--0.69%
Liquid Assets Portfolio-Institutional Class(c)                            1,220,947                                  1,220,947
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)                               1,220,947                                  1,220,947
-------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $2,441,894)                                                                           2,441,894
===============================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $290,302,948)                                                                  $ 352,371,439
-------------------------------------------------------------------------------------------------------------------------------
===============================================================================================================================

Investment Abbreviations:

ADR                       American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) A portion of this security is subject to call options written. See Note 1 section E and Note 3.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

VIGRO-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

VIGRO-QTR-1

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that

VIGRO-QTR-1
    day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                        MARKET VALUE      PURCHASES         PROCEEDS     APPRECIATION   MARKET VALUE   DIVIDEND     REALIZED
FUND                      12/31/03         AT COST         FROM SALES   (DEPRECIATION)    09/30/04      INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class    $  4,393,449     $  48,374,299    $ (51,546,801)  $         --   $  1,220,947   $  19,325   $        --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class       4,393,449        48,374,299      (51,546,801)            --      1,220,947      18,692            --
------------------------------------------------------------------------------------------------------------------------------
   TOTAL               $  8,786,898     $  96,748,598    $(103,093,602)  $         --   $  2,441,894   $  38,017   $        --
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 3--OPTION CONTRACTS WRITTEN

                               CALL OPTION CONTRACTS
                          ---------------------------------
                            NUMBER OF         PREMIUMS
                            CONTRACTS         RECEIVED
                          --------------  -----------------
Beginning of period                   --          $      --
-----------------------------------------------------------
Written                              450             63,156
-----------------------------------------------------------
Closed                                --                 --
-----------------------------------------------------------
Exercised                             --                 --
-----------------------------------------------------------
Expired                               --                 --
-----------------------------------------------------------
End of period                        450          $  63,156
===========================================================

                                                                     SEPTEMBER 30,
                                                                         2004
                         CONTRACT  STRIKE   NUMBER OF   PREMIUMS        MARKET        UNREALIZED
                          MONTH     PRICE   CONTRACTS   RECEIVED         VALUE       APPRECIATION
-------------------------------------------------------------------------------------------------
Chico's FAS, Inc.         Nov-04    $  40        450       $63,156       $12,375       $50,781
=================================================================================================

VIGRO-QTR-1

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $238,792,945 and $275,473,356, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $ 63,499,642
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (5,533,960)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $ 57,965,682
===============================================================================
Cost of investments for tax purposes is                            $294,405,757

VIGRO-QTR-1

                            AIM V.I. HIGH YIELD FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004

 YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com              VIHYI-QTR-1 9/04           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)


                                                                               PRINCIPAL                                 MARKET
                                                                                AMOUNT                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES--88.15%
ADVERTISING--0.16%
Dex Media Inc., Global Disc. Notes, 9.00%, 11/15/13(a)(b)                    $    200,000                           $       147,000
===================================================================================================================================

AEROSPACE & DEFENSE--1.67%
Argo-Tech Corp., Sr. Notes, 9.25%, 06/01/11 (Acquired
06/17/04; Cost $440,000)(a)(c)                                                    440,000                                   477,400
-----------------------------------------------------------------------------------------------------------------------------------
Armor Holdings, Inc., Sr. Sub. Global Notes, 8.25%, 08/15/13(a)                   200,000                                   221,000
-----------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc., Sr. Unsec. Sub. Global Notes, 6.88%,
11/01/13(a)                                                                       160,000                                   167,200
-----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., Sr. Unsec. Gtd. Sub. Global Notes,
6.13%, 01/15/14(a)                                                                495,000                                   503,662
-----------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp.-Series B, Sr. Global Notes, 9.00%,
07/15/11(a)                                                                        80,000                                    89,200
-----------------------------------------------------------------------------------------------------------------------------------
Standard Aero Holdings, Inc., Sr. Sub. Notes, 8.25%, 09/01/14
(Acquired 08/17/04; Cost $100,000)(a)(c)                                          100,000                                   105,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,563,462
===================================================================================================================================

AIRLINES--0.95%
Continental Airlines, Inc., Notes, 8.00%, 12/15/05(a)                             370,000                                   340,400
-----------------------------------------------------------------------------------------------------------------------------------
Northwest Airlines Inc., Sr. Unsec. Gtd. Notes, 8.88%, 06/01/06(a)                650,000                                   549,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            889,650
===================================================================================================================================

ALTERNATIVE CARRIERS--0.32%
Embratel Participacoes S.A. (Brazil), Gtd. Notes, 11.00%,
12/15/08(a)                                                                       270,000                                   300,375
===================================================================================================================================

ALUMINUM--0.15%
Century Aluminum Co., Sr. Unsec. Gtd. Notes,  7.50%, 08/15/14
(Acquired 08/10/04; Cost $130,000)(a)(c)                                          130,000                                   137,800
===================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.82%
Levi Strauss & Co., Unsec. Notes, 7.00%, 11/01/06(a)                              505,000                                   506,262
-----------------------------------------------------------------------------------------------------------------------------------
Warnaco Inc., Sr. Unsec. Global Notes, 8.88%, 06/15/13(a)                         235,000                                   262,612
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            768,874
===================================================================================================================================


                                       F-1
VIHYI-QTR-1

                                                                               PRINCIPAL                                MARKET
                                                                                AMOUNT                                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT--1.67%
Autocam Corp., Sr. Sub. Notes, 10.88%, 06/15/14 (Acquired
05/26/04; Cost $112,444)(a)(c)                                               $    115,000                           $       116,150
-----------------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Corp., Sr. Unsec. Gtd. Global Notes,
10.75%, 12/31/11(a)                                                               405,000                                   407,025
-----------------------------------------------------------------------------------------------------------------------------------
Delco Remy International Inc., Sr. Sec. Second Priority Floating
Rate Notes,  5.60%, 04/15/09(a)(d)                                                130,000                                   131,300
-----------------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., Sr. Unsec. Gtd. Notes, 10.00%, 11/01/13
(Acquired 10/20/03-09/23/04; Cost $276,000)(a)(c)                                 280,000                                   261,800
-----------------------------------------------------------------------------------------------------------------------------------
R.J. Tower Corp., Sr. Unsec. Gtd. Global Notes, 12.00%,
06/01/13(a)                                                                       340,000                                   270,300
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive Inc.-Series B, Sr. Sec. Second Lien Global
Notes, 10.25%, 07/15/13(a)                                                         80,000                                   90,800
-----------------------------------------------------------------------------------------------------------------------------------
TRW Automotive Inc., Sr. Global Notes, 9.38%, 02/15/13(a)                         249,000                                   286,350
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,563,725
===================================================================================================================================

BROADCASTING & CABLE TV--7.50%
Adelphia Communications Corp.,
Sr. Unsec. Notes,
9.50%, 03/01/05(a)(e)                                                             850,000                                   922,250
-----------------------------------------------------------------------------------------------------------------------------------
10.88%, 10/01/10(a)(e)                                                          1,030,000                                   952,750
-----------------------------------------------------------------------------------------------------------------------------------
Series B, Sr. Unsec. Notes,
9.88%, 03/01/07(a)(e)                                                             140,000                                   126,700
-----------------------------------------------------------------------------------------------------------------------------------
9.25%, 10/01/02(a)(e)                                                             135,000                                   120,150
-----------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., Sr. Unsec. Sub. Global Notes,
7.75%, 12/15/12(a)                                                                385,000                                   401,362
-----------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp.-New York Group, Sr. Floating Rate
Notes, 5.67%, 04/01/09 (Acquired 03/30/04; Cost $51(a)(c)(f)                      515,000                                   536,887
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
Communications Holdings Capital Corp., Sr. Unsec. Notes,
9.92%, 04/01/11(a)                                                                200,000                                   155,000
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Global Notes, 11.13%, 01/15/11(a)                                      435,000                                   354,525
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp., Sr. Second Lien Notes,
8.00% 4/30/12 (Acquired 05/11/04-07/09/04; Cost $514,113)(a)(c)                   530,000                                   530,662
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Unsub. Notes, 7.63%, 04/01/11(a)           395,000                                   416,725
-----------------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 10/01/08(a)              590,000                                   595,900
-----------------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., Sr. Sec. Global Notes, 9.75%, 12/01/10(a)             390,000                                   359,775
-----------------------------------------------------------------------------------------------------------------------------------
Knology, Inc., Sr. Unsec. PIK Notes, 12.00%, 11/30/09
(Acquired 05/15/03-05/15/04; Cost $476,841)(a)(c)                                 486,877                                   474,705
-----------------------------------------------------------------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr. Notes, 9.63%, 10/15/05(a)(g)(h)        390,000                                   245,700
-----------------------------------------------------------------------------------------------------------------------------------
Rainbow National Services, LLC., Sr. Notes,  8.75%, 09/01/12
(Acquired 08/13/04; Cost $323,125)(a)(c)                                          325,000                                   339,625
-----------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Sec. Global Notes, 12.00%, 06/15/10(a)               429,000                                   503,002
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,035,718
===================================================================================================================================


                                       F-2
VIHYI-QTR-1

                                                                               PRINCIPAL                                 MARKET
                                                                                AMOUNT                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.88%
Building Materials Corp. of America, Sr. Unsec. Gtd. Notes,
8.00%, 12/01/08(a)                                                           $    390,000                           $       407,550
-----------------------------------------------------------------------------------------------------------------------------------
Series B, Sr. Unsec. Notes, 7.75%, 07/15/05(a)                                    280,000                                   286,300
-----------------------------------------------------------------------------------------------------------------------------------
THL Buildco (Nortek Inc.), Sr. Sub. Notes, 8.50%, 09/01/14
(Acquired 08/12/04; Cost $130,000)(a)(c)                                          130,000                                   136,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            830,350
===================================================================================================================================

CASINOS & GAMING--3.04%
Aztar Corp., Sr. Sub. Notes, 7.88%, 06/15/14
(Acquired 05/26/04-08/25/04; Cost $244,688)(a)(c)                                 240,000                                   256,200
-----------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., Sr Sub. Global Notes, 6.75%, 04/15/14(a)                       400,000                                   409,000
-----------------------------------------------------------------------------------------------------------------------------------
Herbst Gaming, Inc., Sr. Sub. Notes, 8.13%, 06/01/12 (Acquired
05/27/04; Cost $114,177)(a)(c)                                                    115,000                                   118,737
-----------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Sub. Global Notes, 7.00%,
03/01/14 (Acquired 02/19/04-03/18/04; Cost $762,781)(a)                           760,000                                   766,650
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.-Series B, Sr. Gtd. Unsec. Sub.
Notes, 9.25%, 02/15/07(a)                                                         860,000                                   887,950
-----------------------------------------------------------------------------------------------------------------------------------
Poster Financial Group Inc., Sr. Sec. Notes, 8.75%, 12/01/11
(Acquired 11/18/03-11/19/03; Cost $131,625)(a)(c)                                 130,000                                   136,500
-----------------------------------------------------------------------------------------------------------------------------------
Seneca Gaming Corp., Sr. Notes, 7.25%, 05/01/12 (Acquired
04/29/04; Cost $195,000)(a)(c)                                                    195,000                                   202,312
-----------------------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort, LLC, Sec. Gtd. Mortgage Global Notes,
11.00%, 06/15/10(a)                                                                70,000                                    80,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,858,199
===================================================================================================================================

COMMODITY CHEMICALS--0.82%
Equistar Chemicals L.P./Equistar Funding Corp., Sr. Unsec. Gtd.
Global Notes, 10.13%, 09/01/08(a)                                                 685,000                                   772,337
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--0.78%
Lucent Technologies Inc., Unsec. Unsub. Global Deb., 6.45%,
03/01/29(a)                                                                       465,000                                   376,650
-----------------------------------------------------------------------------------------------------------------------------------
Nortel Network Ltd. (Canada), Sr. Global Notes, 6.13%,
02/15/06(a)                                                                       350,000                                   358,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            735,400
===================================================================================================================================

CONSTRUCTION & ENGINEERING--0.33%
Great Lakes Dredge & Dock Co., Sr. Unsec. Gtd. Sub. Global
Notes, 7.75%, 12/15/13(a)                                                         355,000                                   307,075
===================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.33%
Case New Holland Inc., Sr. Notes, 9.25%, 08/01/11 (Acquired
07/29/03-08/18/03; Cost $498,815)(a)(c)                                         505,000.0                                   569,387
-----------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., Sr. Notes, 7.50%, 06/15/11(a)                        55,000                                    58,300
-----------------------------------------------------------------------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 07/15/11(a)                590,000                                   663,750
===================================================================================================================================


                                       F-3
VIHYI-QTR-1

                                                                               PRINCIPAL                                 MARKET
                                                                                AMOUNT                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- (CONTINUED)
Trinity Industries, Inc., Sr. Global Notes,  6.50%, 03/15/14(a)              $    530,000                           $       524,700
-----------------------------------------------------------------------------------------------------------------------------------
Wabtec Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/31/13(a)                    365,000                                   375,950
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,192,087
===================================================================================================================================

CONSTRUCTION MATERIALS--0.37%
U.S. Concrete, Inc. Sr. Sub. Global Notes, 8.38%, 04/01/14(a)                     325,000                                   346,125
===================================================================================================================================

CONSUMER FINANCE--0.89%
Dollar Financial Group, Inc., Sr. Gtd. Global Notes, 9.75%,
11/15/11(a)                                                                       780,000                                   830,700
===================================================================================================================================

DISTILLERS & VINTNERS--0.17%
Constellation Brands, Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes,
8.13%, 01/15/12(a)                                                                140,000                                   155,050
===================================================================================================================================

DIVERSIFIED CHEMICALS--0.32%
FMC Corp., Sr. Sec. Global Notes, 10.25%, 11/01/09(a)                             165,000                                   193,462
-----------------------------------------------------------------------------------------------------------------------------------
Innophos Inc., Sr. Sub. Notes, 8.88%, 08/15/14 (Acquired
08/03/04; Cost $100,000)(a)(c)                                                    100,000                                   107,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            300,462
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.04%
Cornell Cos., Inc., Sr. Notes, 10.75%, 07/01/12 (Acquired
06/17/04; Cost $434,214)(a)(c)                                                    440,000                                   444,400
-----------------------------------------------------------------------------------------------------------------------------------
Geo Group Inc. (The), Sr. Unsec. Global Notes, 8.25%, 07/15/13(a)                 180,000                                   186,750
-----------------------------------------------------------------------------------------------------------------------------------
United Rentals North America Inc., Sr. Unsec. Gtd. Global
Notes, 6.50%, 02/15/12(a)                                                         360,000                                   348,300
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            979,450
===================================================================================================================================

DIVERSIFIED METALS & MINING--0.14%
Massey Energy Co., Sr. Global Notes, 6.63%, 11/15/10(a)                           130,000                                   135,850
===================================================================================================================================

DRUG RETAIL--1.22%
Jean Coutu Group (PJC) Inc. (The) (Canada), Sr. Notes, 7.63%,
08/01/12 (Acquired 07/20/04; Cost $485,000)(a)(c)                                 485,000                                   495,912
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Sub. Notes,  8.50%, 08/01/14 (Acquired 09/16/04-09/17/04;
Cost $475,506)(a)(c)(f)                                                           475,000                                   473,812
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., Sr. Global Notes, 9.25%, 06/01/13(a)                              175,000                                   179,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,149,099
===================================================================================================================================


                                       F-4
VIHYI-QTR-1

                                                                               PRINCIPAL                                 MARKET
                                                                                AMOUNT                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.88%
Allegheny Energy Supply Co., LLC, Unsec. Global Notes,
7.80%, 03/15/11(a)                                                           $    330,000                           $       358,875
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., Sr. Notes, 7.75%, 08/01/10 (Acquired
07/09/03; Cost $88,801)(a)(c)                                                      90,000                                    95,400
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08(a)                                       480,000                                   525,600
-----------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Sec. Gtd. Second Priority Notes,
10.13%, 07/15/13 (Acquired 08/01/03-08/25/03; Cost $301,310)(a)(c)                300,000                                   345,375
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Unsub. Notes, 8.75%, 02/15/12(a)                                        95,000                                    99,275
-----------------------------------------------------------------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.-Series C, Sr. Sec.
Bonds, 7.16%, 01/15/14(a)                                                         271,920                                   273,280
-----------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC-Series B, Global Asset-Backed Pass
Through Ctfs., 8.56%, 01/02/16(a)                                                 635,000                                   677,862
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Sec. Notes, 8.75%, 05/01/34(a)                                                330,000                                   360,525
-----------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global Notes, 13.50%,
07/15/08(a)                                                                       565,000                                   717,550
-----------------------------------------------------------------------------------------------------------------------------------
PG&E Corp., Sr. Sec. Notes, 6.88%, 07/15/08(a)                                    175,000                                   190,417
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,644,159
===================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.22%
Superior Essex Communications LLC & Essex Group Inc., Sr.
Notes, 9.00%, 04/15/12 (Acquired 04/08/04; Cost $199,342)(a)(c)                   205,000                                   207,050
===================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.63%
Celestica Inc. (Canada), Sr. Sub. Notes, 7.88%, 07/01/11(a)                        95,000                                    99,750
-----------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd. (Singapore), Sr. Sub. Global Notes,
6.50%, 05/15/13(a)                                                                345,000                                   353,625
-----------------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., Sr. Sec. Gtd. Global Notes, 10.38%, 01/15/10(a)                120,000                                   138,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            591,375
===================================================================================================================================

ENVIRONMENTAL SERVICES--0.67%
Allied Waste North America, Inc., Sr. Sec. Global Notes, 6.38%,
04/15/11(a)                                                                        95,000                                    93,337
-----------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc.-Series B, Sr. Sec. Gtd. Global
Notes, 8.50%, 12/01/08(a)                                                         490,000                                   532,875
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            626,212
===================================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.30%
IMC Global Inc., Sr. Unsec. Global Notes, 10.88%, 08/01/13(a)                     225,000                                   285,469
===================================================================================================================================

FOOD RETAIL--0.15%
Ahold Finance USA, Inc., Sr. Unsec. Gtd. Unsub. Notes, 8.25%,
07/15/10(a)                                                                       125,000                                   141,875
===================================================================================================================================


                                       F-5
VIHYI-QTR-1

                                                                               PRINCIPAL                                 MARKET
                                                                                AMOUNT                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS--0.46%
Ainsworth Lumber Co. Ltd. (Canada), Sr. Global Notes, 6.75%,
03/15/14(a)                                                                  $    235,000                           $       226,187
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Yankee Notes,  6.75%, 03/15/14(a)                                             100,000                                    96,250
-----------------------------------------------------------------------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global
Notes, 7.75%, 11/15/13(a)                                                         100,000                                   105,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            427,937
===================================================================================================================================

GAS UTILITIES--0.93%
SEMCO Energy, Inc., Sr. Global Notes, 7.75%, 05/15/13(a)                           85,000                                    91,062
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Global Notes, 7.13%, 05/15/08(a)                                        75,000                                    78,937
-----------------------------------------------------------------------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%, 07/15/11(a)                                   80,000                                    79,200
-----------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Sr. Unsec. Global Notes, 8.88%,
03/15/10(a)                                                                        35,000                                    39,550
-----------------------------------------------------------------------------------------------------------------------------------
Suburban Propane Partners, L.P./Surburban Energy Finance
Corp., Sr. Unsec. Global Notes, 6.88%, 12/15/13(a)                                560,000                                   579,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            868,349
===================================================================================================================================

HEALTH CARE DISTRIBUTORS--0.10%
National Nephrology Associates, Inc., Sr. Sub. Notes, 9.00%,
11/01/11 (Acquired 10/16/03; Cost $80,000)(a)(c)                                   80,000                                    92,900
===================================================================================================================================

HEALTH CARE EQUIPMENT--1.03%
Encore Medical Corp, Sr. Sub. Notes,  9.75%, 10/01/12
(Acquired 09/28/04; Cost $134,074)(a)(c)(f)                                       135,000                                   133,819
-----------------------------------------------------------------------------------------------------------------------------------
Medex, Inc., Sr. Sub. Global Notes, 8.88%, 05/15/13(a)                            275,000                                   301,125
-----------------------------------------------------------------------------------------------------------------------------------
MedQuest Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes, 11.88%,
08/15/12(a)                                                                       320,000                                   366,400
-----------------------------------------------------------------------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes, 9.88%, 12/01/09(a)                  150,000                                   166,875
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            968,219
===================================================================================================================================

HEALTH CARE FACILITIES--3.43%
Alderwoods Group, Inc., Sr. Notes, 7.75%, 09/15/12 (Acquired
08/05/04; Cost $65,000)(a)(c)                                                      65,000                                    69,062
-----------------------------------------------------------------------------------------------------------------------------------
Ardent Health Services, Sr. Sub. Global Notes, 10.00%, 08/15/13(a)                 50,000                                    51,000
-----------------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., Sr. Sub. Notes, 7.88%, 06/15/14
(Acquired 06/18/04; Cost $290,038)(a)(c)                                          295,000                                   316,756
-----------------------------------------------------------------------------------------------------------------------------------
Concentra Operating Corp., Sr. Unsec. Gtd. Sub. Notes, 9.13%,
06/01/12 (Acquired 05/25/04; Cost $113,405)(a)(c)                                 115,000                                   125,925
-----------------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., Sr. Sub. Global Notes, 8.00%,
10/15/13(a)                                                                       160,000                                   174,400
-----------------------------------------------------------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc., Sr. Unsec. Gtd. Global Notes,
10.38%, 02/15/09(a)                                                                50,000                                    46,500
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., Sr. Unsec. Global Notes, 8.38%, 10/01/11(a)                    695,000                                   695,000
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., Sr. Notes, 9.88%, 07/01/14 (Acquired
06/15/04; Cost $214,883)(a)(c)                                                    220,000                                   231,000
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Notes, 6.38%, 12/01/11(a)                                              465,000                                   419,662
-----------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., Sr. Sub. Notes, 7.00%, 11/15/13(a)                         545,000                                   554,537
-----------------------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc., Sr. Unsec. Gtd. Sub.
Global Notes, 10.00%, 12/15/11(a)                                                 470,000                                   539,325
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,223,167
===================================================================================================================================


                                       F-6
VIHYI-QTR-1

                                                                               PRINCIPAL                                 MARKET
                                                                                AMOUNT                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES--0.50%
Quintiles Transnational Corp., Sr. Unsec. Sub. Global
Notes, 10.00%, 10/01/13(a)                                                   $    250,000                           $       268,750
-----------------------------------------------------------------------------------------------------------------------------------
Team Health, Inc., Sr. Sub. Notes, 9.00%, 04/01/12 (Acquired
03/12/04; Cost $200,000)(a)(c)                                                    200,000                                   199,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            467,750
===================================================================================================================================

HEALTH CARE SUPPLIES--0.61%
Fisher Scientific International Inc., Sr. Unsec. Sub. Global Notes,
8.13%, 05/01/12(a)                                                                337,000                                   378,282
-----------------------------------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%,
02/15/12 (Acquired 02/05/04; Cost $195,000)(a)(c)                                 195,000                                   196,950
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            575,232
===================================================================================================================================

HOME FURNISHINGS--0.29%
Sealy Mattress Co., Sr. Sub. Global Notes, 8.25%, 06/15/14(a)                     270,000                                   274,050
===================================================================================================================================

HOMEBUILDING--0.45%
Technical Olympic USA, Inc., Sr. Unsec. Gtd. Global Notes,
9.00%, 07/01/10(a)                                                                205,000                                   225,500
-----------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
 10.63%, 02/15/11(a)                                                              170,000                                   193,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            418,875
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--2.70%
Grupo Posadas S.A. (Mexico), Sr. Notes, 8.75%, 10/04/11
(Acquired 09/27/04; Cost $500,000)(a)(c)(f)                                       500,000                                   510,000
-----------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Global Notes, 7.50%,
10/15/13(a)                                                                       400,000                                   417,000
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Gtd. Global Notes, 10.50%, 02/01/10(a)                                 350,000                                   379,750
-----------------------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr. Unsec. Gtd. Sub.
Global Notes, 8.88%, 08/15/11(a)                                                  250,000                                   275,625
-----------------------------------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc.,  Sr. Global Notes, 8.88%, 03/15/11(a)                 120,000                                   135,000
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec. Global Notes,
8.00%, 05/15/10(a)                                                                 70,000                                    79,275
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Unsub. Global Notes, 8.75%, 02/02/11(a)                                450,000                                   527,625
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., Sr. Gtd. Global
Notes, 7.88%, 05/01/12(a)                                                         185,000                                   211,131
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,535,406
===================================================================================================================================

HOUSEHOLD APPLIANCES--0.30%
Fedders North America, Inc., Sr. Unsec. Gtd. Global Notes,
9.88%, 03/01/14(a)                                                                335,000                                   280,563
===================================================================================================================================

HOUSEWARES & SPECIALTIES--0.15%
Ames True Temper Inc., Sr. Sub. Notes, 10.00%, 07/15/12
(Acquired 09/29/04; Cost $138,375)(a)(c)(f)                                       135,000                                   138,375
===================================================================================================================================


                                       F-7
VIHYI-QTR-1

                                                                               PRINCIPAL                                 MARKET
                                                                                AMOUNT                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.30%
Polypore, Inc., Sr. Sub. Notes, 8.75%, 05/15/12 (Acquired
09/30/04; Cost $282,150)(c)(h)                                               $    270,000                           $       282,150
===================================================================================================================================

INDUSTRIAL MACHINERY--1.14%
Aearo Co. I, Sr. Sub. Global Notes, 8.25%, 04/15/12(a)                            140,000                                   144,200
-----------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), Sr. Unsec. Gtd. Sub. Global Notes,
10.50%, 08/01/12(a)                                                               220,000                                   254,650
-----------------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc., Sr. Gtd. Sub. Notes, 6.88%, 05/01/14
(Acquired 04/29/04-07/23/04; Cost $181,125)(a)(c)                                 180,000                                   186,300
-----------------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., Sr. Notes, 7.38%, 08/01/08 (Acquired
10/20/03-09/30/04; Cost $456,738)(a)(c)                                           495,000                                   487,575
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,072,725
===================================================================================================================================

INTEGRATED OIL & GAS--0.64%
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec.
Unsub. Global Notes, 9.13%, 07/02/13(a)                                           545,000                                   597,456
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--2.00%
LCI International, Inc., Sr. Notes, 7.25%, 06/15/07(a)                            660,000                                   605,550
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., Unsec. Gtd. Global Notes,
7.00%, 08/03/09(a)                                                                425,000                                   391,000
-----------------------------------------------------------------------------------------------------------------------------------
7.25%, 02/15/11(a)                                                                345,000                                   308,775
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International Inc., Sr. Notes, 7.25%,
02/15/11 (Acquired 01/30/04-05/12/04; Cost $564,753)(a)(c)                        595,000                                   568,969
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,874,294
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.17%
E*TRADE Financial Corp., Sr. Notes, 8.00%, 06/15/11
(Acquired 06/02/04; Cost $155,000)(a)(c)                                          155,000                                   161,975
===================================================================================================================================

LEISURE FACILITIES--0.41%
Six Flags, Inc. Sr. Global Notes, 9.63%, 06/01/14(a)                              200,000                                   189,000
-----------------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners, Ltd./Finance, Inc., Sr.
Global Notes, 11.75%, 04/01/10(a)                                                 170,000                                   198,900
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            387,900
===================================================================================================================================

LEISURE PRODUCTS--0.91%
Bombardier Recreational Products Inc. (Canada), Sr. Sub. Notes,
8.38%, 12/15/13 (Acquired 12/11/03-07/20/04; Cost $351,300)(a)(c)                 350,000                                   370,125
-----------------------------------------------------------------------------------------------------------------------------------
Riddell Bell Holdings, Sr. Sub. Notes, 8.38%, 10/01/12
(Acquired 09/23/04; Cost $475,000)(a)(c)(f)                                       475,000                                   487,469
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            857,594
===================================================================================================================================

LIFE & HEALTH INSURANCE--0.06%
Americo Life Inc., Notes, 7.88%, 05/01/13 (Acquired 04/25/03;
Cost $49,408)(a)(c)                                                               50,000                                     51,922
===================================================================================================================================


                                       F-8
VIHYI-QTR-1

                                                                               PRINCIPAL                                MARKET
                                                                                AMOUNT                                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MARINE--0.31%
Overseas Shipholding Group, Inc., Sr. Unsec. Global Notes,
8.25%, 03/15/13(a)                                                           $   265,000                           $        294,150
===================================================================================================================================

METAL & GLASS CONTAINERS--3.88%
Anchor Glass Container Corp., Sr. Sec. Global Notes, 11.00%,
02/15/13(a)                                                                      355,000                                    406,475
-----------------------------------------------------------------------------------------------------------------------------------
Constar International Inc., Sr. Sub. Notes, 11.00%, 12/01/12(a)                  200,000                                    189,000
-----------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A. (France), Sr. Sec. Second Lien
Global Notes, 9.50%, 03/01/11(a)                                                 120,000                                    134,400
-----------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Company Inc., Sr. Notes, 8.50%, 10/15/12
(Acquired 09/29/04; Cost $475,000)(a)(c)(f)                                      475,000                                    483,906
-----------------------------------------------------------------------------------------------------------------------------------
Greif Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.88%, 08/01/12(a)                250,000                                    278,750
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr. Sec. Gtd. Global Notes,
7.75%, 05/15/11(a)                                                               215,000                                    230,588
-----------------------------------------------------------------------------------------------------------------------------------
8.75%, 11/15/12(a)                                                               375,000                                    419,063
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Gtd. Global Notes, 8.25%, 05/15/13(a)                                 320,000                                    342,000
-----------------------------------------------------------------------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd. Global Notes, 10.75%,
09/01/11(a)                                                                      285,000                                    319,200
-----------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., Sr. Sec. Global Disc. Notes, 11.13%, 06/15/09(a)(b)                435,000                                    376,275
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Sec. Second Lien Global Notes, 11.13%, 09/01/09(a)                           350,000                                    367,500
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Can Corp., Sr. Sec. Gtd. Global Notes 10.88%, 07/15/10(a)                    90,000                                     90,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,637,157
===================================================================================================================================

MOVIES & ENTERTAINMENT--1.13%
AMC Entertainment Inc., Sr. Unsec. Sub. Global Notes,  9.88%,
02/01/12(a)                                                                      325,000                                    339,625
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Sub. Notes, 8.00%, 03/01/14 (Acquired 07/22/04-08/06/04;
Cost $371,231)(a)(c)                                                             390,000                                    368,550
-----------------------------------------------------------------------------------------------------------------------------------
River Rock Entertainment Authority, Sr. Notes, 9.75%, 11/01/11(a)                130,000                                    137,800
-----------------------------------------------------------------------------------------------------------------------------------
Warner Music Group, Sr. Sub. Notes, 7.38%, 04/15/14
(Acquired 04/01/04; Cost $205,000)(a)(c)                                         205,000                                    212,688
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,058,663
===================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--5.23%
AES Corp. (The), Sr. Unsec. Unsub. Notes, 7.75%, 03/01/14(a)                     450,000                                    465,750
-----------------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19(a)                     568,808                                    631,377
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada), Sr. Unsec. Gtd.
Notes, 8.50%, 05/01/08(a)                                                         85,000                                     58,438
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., Sr. Sec. Notes, 8.75%, 07/15/07(a)                                415,000                                    332,000
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Sec. Notes, 8.75%, 07/15/13 (Acquired 07/10/03-05/11/04;
Cost $381,888)(a)(c)                                                             415,000                                    313,325
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Sec. Notes,  9.63%, 10/01/14 (Acquired 09/28/04; Cost
$342,281)(a)(c)(f)                                                               345,000                                    339,825
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Notes, 8.25%, 08/15/05(a)                                             225,000                                    221,625
===================================================================================================================================


                                      F-10
VIHYI-QTR-1

                                                                               PRINCIPAL                                 MARKET
                                                                                AMOUNT                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--(CONTINUED)
Calpine Generating Co., LLC, Sec. Floating Rate Notes, 7.35%,
04/01/10 (Acquired 03/23/04-05/11/04; Cost $372,275)(a)(c)(d)                $   395,000                            $       377,225
-----------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation, LLC, Sr. Unsec. Notes, 7.63%,
05/01/06(a)(f)(h)                                                                 85,000                                    75,438
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Second Priority Notes, 8.00%,
12/15/13 (Acquired 12/17/03-04/12/04; Cost $725,950)(a)(c)                       720,000                                    774,000
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy Mid-Atlantic Power Holdings, LCC-Series B, Sr.
Unsec. Asset-Backed Pass Through Cfts., 9.24%, 07/02/17(a)                       190,553                                    210,561
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., Sr. Sec. Global Notes, 9.25%, 07/15/10(a)                  380,000                                    409,450
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., Sr. Sec. Global Notes, 9.50%, 07/15/13(a)               330,000                                    360,113
-----------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), Notes, 7.13%, 09/01/11(a)                             310,000                                    341,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,910,127
===================================================================================================================================

OFFICE ELECTRONICS--0.50%
Xerox Corp., Sr. Unsec. Notes, 7.63%, 06/15/13(a)                                435,000                                    470,888
===================================================================================================================================

OIL & GAS DRILLING--0.18%
Parker Drilling Co., Sr. Floating Rate Notes, 6.54%, 09/01/10
(Acquired 08/18/04; Cost $165,000)(a)(c)(d)                                      165,000                                    166,238
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.63%
CHC Helicopter Corp. (Canada), Sr. Sub. Notes, 7.38%,
05/01/14(a)                                                                      365,000                                    382,794
-----------------------------------------------------------------------------------------------------------------------------------
Grant Prideco Escrow Corp., Sr. Unsec. Gtd. Global Notes,
9.00%, 12/15/09(a)                                                               260,000                                    292,500
-----------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., Sr. Notes, 9.00%, 06/01/14(a)                            115,000                                    125,925
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Gtd. Sub. Notes,  8.63%, 12/15/10(a)                                  135,000                                    147,825
-----------------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc., Sr. Notes, 6.38%, 05/01/13(a)                         335,000                                    336,675
-----------------------------------------------------------------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/11(a)                      225,000                                    247,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,533,219
===================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.84%
Paramount Resource Ltd. (Canada), Sr. Yankee Notes, 8.88%,
07/15/14(a)                                                                      290,000                                    320,450
-----------------------------------------------------------------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Notes, 7.63%, 07/15/11(a)                           440,000                                    470,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            791,250
===================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.61%
CITGO Petroleum Corp., Sr. Unsec. Global Notes, 11.38%,
02/01/11(a)                                                                      620,000                                    733,150
-----------------------------------------------------------------------------------------------------------------------------------
El Paso CGP Co., Unsec. Notes, 7.75%, 06/15/10(a)                                515,000                                    515,000
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec. Gtd. Global Notes,
7.75%, 06/01/13(a)                                                               495,000                                    497,475
-----------------------------------------------------------------------------------------------------------------------------------
GulfTerra Energy Partners, L.P., Sr. Unsec. Global Notes, 6.25%,
06/01/10(a)                                                                      130,000                                    144,625
===================================================================================================================================


                                       F-8
VIHYI-QTR-1

                                                                               PRINCIPAL                                MARKET
                                                                                AMOUNT                                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS REFINING MARKETING & TRANSPORTATION--(CONTINUED)
Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.50%, 06/01/11(a)              $   124,000                            $       140,120
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., Sr.
Notes, 7.13%, 06/15/14 (Acquired 06/10/04; Cost $157,206)(a)(c)                  160,000                                    174,000
-----------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group Inc. (The), Sr. Unsec. Global Notes,
7.50%, 06/15/15(a)                                                               230,000                                    248,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,452,770
===================================================================================================================================

PACKAGED FOODS & MEATS--0.40%
Dole Food Co., Inc., Sr. Unsec. Global Notes, 8.88%, 03/15/11(a)                  85,000                                     93,288
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., Sr. Sub. Notes,
8.25%, 12/01/13 (Acquired 02/05/04; Cost $202,012)(a)(c)                         195,000                                    184,763
-----------------------------------------------------------------------------------------------------------------------------------
8.25%, 12/01/13 (Acquired 11/20/03; Cost $100,000)(a)(c)                         100,000                                     94,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            372,801
===================================================================================================================================

PAPER PACKAGING--0.28%
Jefferson Smurfit Corp., Sr. Unsec. Gtd. Unsub. Global Notes,
7.50%, 06/01/13(a)                                                               250,000                                    263,750
===================================================================================================================================

PAPER PRODUCTS--2.59%
Abitibi-Consolidated Inc. (Canada), Floating Rate Notes, 5.38%,
06/15/11(a)(d)                                                                   125,000                                    128,439
-----------------------------------------------------------------------------------------------------------------------------------
Bowater Inc., Global Notes, 6.50%, 06/15/13(a)                                   575,000                                    565,835
-----------------------------------------------------------------------------------------------------------------------------------
Cascades Inc. (Canada), Sr. Unsec. Global Notes, 7.25%,
02/15/13(a)                                                                      415,000                                    435,750
-----------------------------------------------------------------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sr. Sec. Notes, 9.75%, 03/15/10
(Acquired 03/05/04; Cost $311,500)(a)(c)                                         315,000                                    321,300
-----------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Gtd. Global Notes, 7.38%, 07/15/08(a)                 100,000                                    110,000
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Gtd. Global Notes, 8.88%, 02/01/10(a)                                 555,000                                    652,125
-----------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd. (Canada)-Series D, Sr. Unsec. Gtd.
Global Notes, 8.63%, 06/15/11(a)                                                 200,000                                    217,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,430,949
===================================================================================================================================

PERSONAL PRODUCTS--0.70%
Herbalife International, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
11.75%, 07/15/10(a)                                                              215,000                                    247,250
-----------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., Sr. Sec. Notes, 8.00%, 03/01/11(a)                       385,000                                    410,025
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            657,275
===================================================================================================================================

PHARMACEUTICALS--0.71%
Athena Neurosciences Finance, LLC., Sr. Unsec. Unsub. Gtd.
Notes, 7.25%, 02/21/08(a)                                                        210,000                                    213,938
-----------------------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr. Notes, 7.00%,
12/15/11(a)                                                                      445,000                                    452,788
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            666,726
===================================================================================================================================


                                      F-11
VIHYI-QTR-1

                                                                                 PRINCIPAL               MARKET
                                                                                  AMOUNT                  VALUE
--------------------------------------------------------------------------------------------------------------------
PUBLISHING--0.34%
PRIMEDIA Inc., Sr. Notes, 8.00%, 05/15/13 (Acquired
05/08/03-08/18/03; Cost $181,775)(a)(c)                                       $      185,000          $      176,675
--------------------------------------------------------------------------------------------------------------------
Vertis Inc.-Series B, Sr. Unsec. Gtd. Global Notes, 10.88%,
06/15/09(a)                                                                          135,000                 145,631
--------------------------------------------------------------------------------------------------------------------
                                                                                                             322,306
====================================================================================================================

RAILROADS--1.41%
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (Mexico),
--------------------------------------------------------------------------------------------------------------------
Sr. Gtd. Yankee Notes, 10.25%, 06/15/07(a)                                           855,000                 893,475
--------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Gtd. Yankee Deb., 11.75%, 06/15/09(a)                                     200,000                 202,500
--------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway, Sr. Unsec. Gtd. Global Notes, 9.50%,
10/01/08(a)                                                                          210,000                 229,950
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,325,925
====================================================================================================================

REAL ESTATE--2.46%
Host Marriott L.P., Sr. Unsec. Notes, 7.00%, 08/15/12 (Acquired
07/27/04; Cost $477,691)(a)(c)                                                       485,000                 510,463
--------------------------------------------------------------------------------------------------------------------
Series G, Sr. Gtd. Global Notes, 9.25%, 10/01/07(a)                                  175,000                 196,875
--------------------------------------------------------------------------------------------------------------------
Series I, Unsec. Gtd. Global Notes, 9.50%, 01/15/07(a)                               500,000                 555,000
--------------------------------------------------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
6.50%, 12/15/13(a)                                                                   265,000                 276,098
--------------------------------------------------------------------------------------------------------------------
8.75%, 08/15/08(a)                                                                    99,000                 113,285
--------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd. Global Notes, 9.13%,
01/15/11(a)                                                                          350,000                 368,375
--------------------------------------------------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Global
Notes, 8.75%, 05/01/09(a)                                                            255,000                 285,600
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,305,696
====================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.15%
LNR Property Corp.-Series A, Sr. Sub. Global Notes, 7.25%,
10/15/13(a)                                                                          130,000                 142,350
====================================================================================================================

REGIONAL BANKS--0.21%
Western Financial Bank, Unsec. Sub. Deb., 9.63%, 05/15/12(a)                         170,000                 192,950
====================================================================================================================

RESTAURANTS--0.15%
Denny's Corp./Denny's Holdings Inc., Sr. Notes, 10.00%, 10/01/12
(Acquired 09/29/04; Cost $135,000)(a)(c)(f)                                          135,000                 136,350
====================================================================================================================

SEMICONDUCTORS--0.85%
Viasystems Inc., Sr. Sub. Global Notes, 10.50%, 01/15/11(a)                          835,000                 793,250
====================================================================================================================

VIHY1-QTR-1

                                                                                 PRINCIPAL               MARKET
                                                                                  AMOUNT                  VALUE
--------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS--4.11%
BCP Caylux Holdings Luxembourg S.C.A. (Luxembourg), Sr. Sub.
Notes, 9.63%, 06/15/14 (Acquired 06/03/04; Cost $215,000)(a)(c)               $      215,000          $      233,275
--------------------------------------------------------------------------------------------------------------------
HMP Equity Holdings, Corp., Sr. Disc. Global Notes, 14.66%,
05/15/08(a)(b)(i)                                                                    200,000                 126,000
--------------------------------------------------------------------------------------------------------------------
Huntsman Advanced Materials LLC, Sr. Sec. Second Lien Notes,
11.00%, 07/15/10 (Acquired 06/23/03; Cost $170,000)(a)(c)                            170,000                 198,050
--------------------------------------------------------------------------------------------------------------------
Huntsman Co. LLC, Sr. Unsec. Gtd. Global Notes, 11.63%, 10/15/10(a)                  350,000                 406,000
--------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Unsec. Gtd. Global Notes, 9.88%,
03/01/09(a)                                                                          515,000                 566,500
--------------------------------------------------------------------------------------------------------------------
Millennium America Inc., Sr. Notes, 9.25%, 06/15/08 (Acquired
04/22/03-11/12/03; Cost $296,500)(a)(c)                                              275,000                 303,188
--------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Gtd. Global Notes, 9.25%, 06/15/08(a)                                     370,000                 407,925
--------------------------------------------------------------------------------------------------------------------
Nalco Co., Sr. Sub. Notes, 8.88%, 11/15/13(a)                                        345,000                 374,325
--------------------------------------------------------------------------------------------------------------------
Nalco Finance Holdings Inc., Sr. Disc. Notes, 9.00%, 02/01/14
(Acquired 01/15/04-04/13/04; Cost $297,492)(a)(b)(c)                                 475,000                 344,375
--------------------------------------------------------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 12/15/11(a)                500,000                 525,000
--------------------------------------------------------------------------------------------------------------------
Rhodia S.A. (France), Sr. Notes,  7.63%, 06/01/10(a)                                 120,000                 112,500
--------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., Sr. Unsec. Gtd. Global Notes, 8.75%,
07/15/11(a)                                                                          228,000                 256,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,853,638
====================================================================================================================

SPECIALTY STORES--1.64%
Couche-Tard U.S. L.P./Couche-Tard Finance Corp., Sr. Sub. Global
Notes, 7.50%, 12/15/13(a)                                                            170,000                 181,900
--------------------------------------------------------------------------------------------------------------------
CSK Auto Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 01/15/14(a)                      170,000                 164,900
--------------------------------------------------------------------------------------------------------------------
Nebraska Book Co., Inc., Sr. Unsec. Sub. Global Notes, 8.63%,
03/15/12(a)                                                                          335,000                 335,000
--------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), Sr. Sub. Global Notes, 7.75%, 02/15/14(a)                        380,000                 394,250
--------------------------------------------------------------------------------------------------------------------
PETCO Animal Supplies Inc., Sr. Unsec. Gtd. Sub. Global Notes,
10.75%, 11/01/11(a)                                                                  400,000                 466,000
====================================================================================================================
                                                                                                           1,542,050
====================================================================================================================

STEEL--1.31%
AK Steel Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 06/15/12(a)                     355,000                 348,788
--------------------------------------------------------------------------------------------------------------------
Corus Group PLC (United Kingdom), Sr. Notes 7.50%, 10/01/11
(Acquired 09/23/04; Cost $582,279)(a)(c)(f)                                          475,000                 611,385
--------------------------------------------------------------------------------------------------------------------
IPSCO, Inc. (Canada), Sr. Global Notes, 8.75%, 06/01/13(a)                           235,000                 269,075
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,229,248
====================================================================================================================

TEXTILES--0.29%
INVISTA, Sr. Notes,  9.25%, 05/01/12 (Acquired 06/17/04-07/20/04;
Cost $253,563)(a)(c)                                                                 250,000                 268,750
====================================================================================================================

VIHY1-QTR-1

                                                                                 PRINCIPAL               MARKET
                                                                                  AMOUNT                  VALUE
--------------------------------------------------------------------------------------------------------------------

TRUCKING--0.44%
Laidlaw International Inc., Sr. Unsec. Gtd. Global Notes, 10.75%,
06/15/11(a)                                                                   $      360,000          $      412,200
====================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--5.80%
AirGate PCS, Inc., Sr. Sec. Sub. Notes, 9.38%, 09/01/09(a)                           181,300                 184,926
--------------------------------------------------------------------------------------------------------------------
Alamosa (Delaware), Inc., Sr. Unsec. Gtd. Disc. Notes, 12.00%,
07/31/09(a)(b)                                                                       427,000                 445,148
--------------------------------------------------------------------------------------------------------------------
American Tower Corp., Sr. Global Notes, 9.38%, 02/01/09(a)                           203,000                 216,956
--------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Notes,  7.13%, 10/15/12 (Acquired 09/28/04; Cost
$340,000)(a)(c)(f)                                                                   340,000                 340,425
--------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial Communications Corp.,
Sr. Unsec. Gtd. Global Notes, 10.13%, 06/15/13(a)                                    410,000                 434,600
--------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., Sr. Global Notes, 9.38%,
08/01/11 (a)                                                                         500,000                 577,500
--------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Sr. Global Notes, 8.88%, 10/01/13(a)                    370,000                 242,350
--------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc. Global Notes, 14.00%,
10/01/10(a)(b)(e)(f)                                                                 120,000                  37,800
--------------------------------------------------------------------------------------------------------------------
Innova S. de R.L. (Mexico), Unsec. Global Notes, 9.38%, 09/19/13(a)                  640,000                 700,800
--------------------------------------------------------------------------------------------------------------------
iPCS Escrow Co., Sr. Unsec. Notes, 11.50%, 05/01/12 (Acquired
04/22/04; Cost $105,000)(a)(c)                                                       105,000                 112,350
--------------------------------------------------------------------------------------------------------------------
Millicom International Cellular S.A. (Luxembourg), Sr. Unsec
Notes, 10.00%, 12/01/13 (Acquired 11/19/03; Cost $65,000)(a)(c)                       65,000                  64,838
--------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec. Notes, 5.95%, 03/15/14(a)                    330,000                 326,700
--------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.-Class A, Sr. Global Notes, 8.13%, 07/01/11(a)                  250,000                 266,875
--------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., Sr. Unsec. Global Notes, 9.88%, 02/01/10(a)                    260,000                 259,350
--------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., Sr. Unsec
Disc. Global Notes, 9.75%, 12/15/11(a)(b)                                            565,000                 463,300
--------------------------------------------------------------------------------------------------------------------
Ubiqui Tel Operating Co., Sr. Notes, 9.88%, 03/01/11 (Acquired
09/29/04; Cost $72,450)(a)(c)(f)                                                      70,000                  73,500
--------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Gtd. Disc. Global Notes 14.00%, 05/15/10(a)b)                             235,000                 248,513
--------------------------------------------------------------------------------------------------------------------
US Unwired Inc., Sr. Sec. Floating Rate Notes, 6.13%, 06/15/10(a)(d)                 190,000                 195,700
--------------------------------------------------------------------------------------------------------------------
Sr. Sec. Second Priority Notes,  10.00%, 06/15/12(a)                                  65,000                  68,413
--------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., Sr. Unsec. Global Notes, 9.25%, 07/15/13(a)                  175,000                 179,813
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,439,857
====================================================================================================================

Total Bonds & Notes (Cost $78,781,389)                                                                    82,722,300
====================================================================================================================
                                                                                      SHARES
STOCKS & OTHER EQUITY INTERESTS--3.42%
ALTERNATIVE CARRIERS--0.00%
WAM!NET Inc.-Wts., expiring 03/01/05(a)(j)                                               900                       9
====================================================================================================================

VIHY1-QTR-1

                                                                                                     MARKET
                                                                                  SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------

BROADCASTING & CABLE TV--0.02%
ONO Finance PLC (United Kingdom)-Sub. Deb. Ctfs., expiring
05/31/09 (Acquired 10/08/99; Cost $0)(c)(f)(j)                                        550          $            6
-----------------------------------------------------------------------------------------------------------------
XM Satellite Radio Inc.-Wts., expiring 03/15/10(j)                                    250                  15,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                           15,006
=================================================================================================================

CONSTRUCTION MATERIALS--0.00%
Dayton Superior -Wts., expiring 06/15/09 (Acquired 08/07/00;
Cost $0)(a)(c)(f)(j)                                                                  220                       2
=================================================================================================================

GENERAL MERCHANDISE STORES--0.00%
Travelcenters of America Inc.-Wts., expiring 05/01/09 (Acquired
01/29/01; Cost $0)(a)(c)(f)(j)                                                        300                   1,575
-----------------------------------------------------------------------------------------------------------------
Travelcenters of America Inc.-Wts., expiring 05/01/09(a)(j)                           100                     525
-----------------------------------------------------------------------------------------------------------------
                                                                                                            2,100
=================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--2.08%
McLeodUSA Inc.-Wts., expiring 04/16/07(j)                                           8,399                     924
-----------------------------------------------------------------------------------------------------------------
NTELOS Inc. (Acquired 09/10/03; Cost $1,612,500)(c)(f)(k)(l)                       78,903               1,700,469
-----------------------------------------------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired 07/21/00-
11/15/00; Cost $9,735)(c)(f)(j)(k)                                                  1,050                       0
-----------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.                                                              21,941                 254,954
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,956,347
=================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.50%
AES Trust VII - $3.00 Conv. Pfd.                                                    9,800                 467,950
=================================================================================================================

PUBLISHING--0.36%
PRIMEDIA Inc.-Series D, 10.00% Pfd.(a)                                              3,660                 340,380
=================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.46%
Alamosa Holdings, Inc.-Series B, $18.75 Conv. Pfd.(a)                                 349                 206,076
-----------------------------------------------------------------------------------------------------------------
American Tower Corp.-Wts., expiring 08/01/08 (Acquired
01/22/03-04/29/03; Cost $46,375)(a)(c)(f)(j)                                          735                 156,004
-----------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc.-Wts., expiring 10/01/10 (Acquired 05/02/01;
Cost $0)(a)(c)(f)(j)                                                                  500                       5
-----------------------------------------------------------------------------------------------------------------
iPCS, Inc.                                                                          3,704                  67,598
-----------------------------------------------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10 (Acquired 01/29/01; Cost $0)(a)(c)(f)(j)           100                       0
-----------------------------------------------------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11 (Acquired 08/24/01-
09/04/01; Cost $2,600)(a)(c)(f)(j)                                                    240                       2
-----------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co.-Wts., expiring 04/15/10 (Acquired
08/10/00; Cost $0)(a)(c)(f)(j)                                                        300                       3
-----------------------------------------------------------------------------------------------------------------
                                                                                                          429,688
=================================================================================================================

Total Stocks & Other Equity Interests (Cost $3,038,713)                                                3,211,482
=================================================================================================================

VIHY-QTR-1

                                                                                                          MARKET
                                                                                    SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--8.43%
Liquid Assets Portfolio-Institutional Class(m)                                     3,952,380          $    3,952,380
--------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(m)                                        3,952,380               3,952,380
--------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $7,904,760)                                                                 7,904,760
====================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $89,724,862)                                                        $   93,838,542
====================================================================================================================



Investment Abbreviations:

Conv.                                Convertible
Ctfs.                                Certificates
Deb.                                 Debentures
Disc.                                Discounted
Gtd.                                 Guaranteed
Pfd.                                 Preferred
PIK                                  Payment in Kind
Sec.                                 Secured
Sr.                                  Senior
Sub.                                 Subordinated
Unsec.                               Unsecured
Unsub.                               Unsubordinated
Wts.                                 Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the security is fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2004 was $83,399,685, which represented 88.87% of the Fund's Total Investments. See Note 1A.

(b) Discounted note at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $20,221,146, which represented 21.55% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Interest rate is redetermined quarterly. Rate shown is the rate in effect on Septem+B605ber 30, 2004.

(e) Defaulted security. Issuer has filed for protection under Chapter 11 of the U.S. Bankruptcy Code. The aggregate market value of these securities at September 30, 2004 was $2,159,650, which represented 2.30% of the Fund's Total Investments.

(f) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at September 30, 2004 was $5,945,870, which represented 6.34% of the Fund's Total Investments.

(g) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2004.

(h) Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate market value of these securities at September 30, 2004 was $321,138, which represented 0.34% of the Fund's Total Investments.

VIHY1-QTR-1

(i) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(j) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(k) Security fair valued in in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at September 30, 2004 was $1,982,619, which represented 2.11% of the Fund's Total Investments. See Note 1A.

(l)  Non-income producing security.

(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


     See accompanying notes which are an integral part of this schedule.


                                      F-17
VIHYI-QTR-1

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2004
(Unaudited)

Note 1--Significant Accounting Policies
Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.


VIHYI-QTR-1

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security.

          The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


VIHYI-QTR-1

Note 2--Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

   Investments of Daily Available Cash Balances:

                          Market                                       Unrealized      Market                    Realized
                          Value        Purchases     Proceeds from    Appreciation      Value       Dividend       Gain
Fund                     12/31/03        at Cost         Sales       (Depreciation)  09/30/04        Income       (Loss)
-------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class      $ 60,062    $22,069,977     $(18,177,659)    $        --    $3,952,380      $12,467     $     --
-------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class        60,062     22,069,977      (18,177,659)             --     3,952,380       12,191           --
-------------------------------------------------------------------------------------------------------------------------
                         $120,124    $44,139,954     $(36,355,318)  $          --    $7,904,760      $24,658     $     --
=========================================================================================================================

Note 3--Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $64,979,368 and $49,434,763, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities         $ 5,039,559
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,032,401)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $ 4,007,158
==============================================================================

Cost of investments for tax purposes is $89,831,384.



VIHYI-QTR-1

                       AIM V.I. INTERNATIONAL GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004


 YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com              VIIGR-QTR-1 9/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)


                                                                                                                           MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS--85.98%
AUSTRALIA--2.70%
BHP Billiton Ltd. (Diversified Metals & Mining)(a)                               382,400                                $ 3,976,139
-----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Soft Drinks)(a)(b)                                        363,000                                  1,862,850
-----------------------------------------------------------------------------------------------------------------------------------
Promina Group Ltd. (Property & Casualty Insurance)
(Acquired 05/12/03-08/19/04; Cost $1,123,132)(a)(c)                              546,700                                  1,811,740
-----------------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
Insurance)(a)(b)                                                                 181,500                                  1,737,179
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,387,908
===================================================================================================================================

AUSTRIA--0.51%
Erste Bank der oesterreichischen Sparkassen A.G.
(Diversified Banks)(a)                                                            42,300                                  1,765,769
===================================================================================================================================

BELGIUM--0.48%
Algemene Maatschappij voor Niverheidskredit N.V.
(Diversified Banks)(a)                                                            12,000                                    809,861
-----------------------------------------------------------------------------------------------------------------------------------
KBC Bankverzekeringsholding (Diversified Banks)(a)                                13,000                                    849,155
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,659,016
===================================================================================================================================

BERMUDA--0.41%
Esprit Holdings Ltd. (Apparel Retail)(a)                                         282,000                                  1,431,937
===================================================================================================================================

BRAZIL--0.57%
Companhia de Bebidas das Americas-ADR (Brewers)                                   88,100                                  1,973,440
===================================================================================================================================

CANADA--6.00%
Canadian National Railway Co. (Railroads)                                         51,650                                  2,531,317
-----------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas
Exploration & Production)                                                         26,000                                  1,040,907
-----------------------------------------------------------------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration & Production)                                 21,000                                    971,421
-----------------------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health Insurance)                               137,400                                  6,034,533
-----------------------------------------------------------------------------------------------------------------------------------
Petro-Canada (Integrated Oil & Gas)                                               38,300                                  1,996,069
-----------------------------------------------------------------------------------------------------------------------------------
Power Corp. of Canada (Other Diversified Financial
Services)                                                                         78,000                                  1,787,062
-----------------------------------------------------------------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)(d)                                         69,900                                  1,895,180
-----------------------------------------------------------------------------------------------------------------------------------

VIIGR-QTR-1

                                                                                                                           MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CANADA--(CONTINUED)
Shoppers Drug Mart Corp. (Drug Retail) (Acquired
11/18/03; Cost $533,415)(c)(d)(e)(f)                                              25,000                                $   677,818
-----------------------------------------------------------------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)                                       121,900                                  3,904,202
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         20,838,509
===================================================================================================================================

DENMARK--0.49%
Danske Bank A.S. (Diversified Banks)(a)                                           65,000                                  1,713,849
===================================================================================================================================

FRANCE--9.85%
BNP Paribas S.A. (Diversified Banks)(a)                                           62,930                                  4,079,544
-----------------------------------------------------------------------------------------------------------------------------------
Bouygues S.A. (Wireless Telecommunication Services)(a)(b)                         45,000                                  1,694,756
-----------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (Diversified Banks)(a)                                       57,900                                  1,585,984
-----------------------------------------------------------------------------------------------------------------------------------
Lafarge S.A. (Construction Materials)(a)                                          17,300                                  1,513,478
-----------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)(a)(b)                                  31,397                                  4,183,801
-----------------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile Manufacturers)(a)                                 38,155                                  2,360,989
-----------------------------------------------------------------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(a)                                        57,200                                  4,689,358
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale (Diversified Banks)(a)(b)                                        32,100                                  2,852,659
-----------------------------------------------------------------------------------------------------------------------------------
Total S.A.-Class B (Integrated Oil & Gas)(a)(b)                                   34,005                                  6,954,009
-----------------------------------------------------------------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)(a)(b)                                     37,250                                  4,299,622
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         34,214,200
===================================================================================================================================

GERMANY--3.56%
Adidas-Salomon A.G. (Apparel, Accessories & Luxury
Goods)(a)(b)                                                                      18,000                                  2,518,897
-----------------------------------------------------------------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)(a)                                              52,600                                  2,867,130
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom A.G. (Integrated
Telecommunications Services)(a)(d)                                                65,025                                  1,212,861
-----------------------------------------------------------------------------------------------------------------------------------
Metro A.G. (Hypermarkets & Super Centers)(a)(b)                                   60,700                                  2,714,905
-----------------------------------------------------------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear) (Acquired
10/08/03-10/30/03; Cost $1,583,198)(a)(c)                                         11,379                                  3,056,265
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,370,058
===================================================================================================================================

GREECE--1.14%
EFG Eurobank Ergasias (Diversified Banks)(a)                                      43,000                                  1,013,443
-----------------------------------------------------------------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming) (Acquired 04/02/04-
08/27/04; Cost $2,704,227)(c)                                                    152,600                                  2,961,410
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,974,853
===================================================================================================================================

HONG KONG--1.96%
Cheung Kong (Holdings) Ltd. (Real Estate
Management & Development)(a)                                                     224,000                                  1,917,323
-----------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
Production)(b)                                                                    33,300                                  1,751,580
-----------------------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.
(Industrial Conglomerates)(d)(e)                                                   3,306                                          0
-----------------------------------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial Conglomerates)(a)                             248,000                                  1,940,131
-----------------------------------------------------------------------------------------------------------------------------------

VIIGR-QTR-1

                                                                                                                           MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HONG KONG--(CONTINUED)
Sun Hung Kai Properties Ltd. (Real Estate Management
& Development)(a)                                                                129,000                                $ 1,215,925
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,824,959
===================================================================================================================================

HUNGARY--0.98%
OTP Bank Rt. (Diversified Banks)(a)                                              150,900                                  3,395,318
===================================================================================================================================

INDIA--1.87%
Housing Development Finance Corp. Ltd. (Thrifts &
Mortgage Finance)(a)                                                            105,264                                   1,397,409
-----------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting & Other
Services)(a)                                                                    138,580                                   5,110,773
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,508,182
===================================================================================================================================

INDONESIA--0.00%
PT Lippo Bank Tbk (Diversified Banks)(a)(d)                                     228,137                                      13,724
===================================================================================================================================

IRELAND--2.38%
Anglo Irish Bank Corp. PLC (Diversified Banks)(a)                               237,400                                   4,359,099
-----------------------------------------------------------------------------------------------------------------------------------
CRH PLC (Construction Materials)(a)                                              80,720                                   1,917,323
-----------------------------------------------------------------------------------------------------------------------------------
Depfa Bank PLC (Diversified Banks)(a)                                           145,000                                   1,982,162
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,258,584
===================================================================================================================================

ISRAEL--1.20%
Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                                                               160,800                                   4,172,760
===================================================================================================================================

ITALY--3.93%
Banco Popolare di Verona e Novara Scrl (Diversified
Banks)(a)                                                                       146,000                                   2,569,981
-----------------------------------------------------------------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)(a)                                            278,800                                   6,265,420
-----------------------------------------------------------------------------------------------------------------------------------
Mediaset S.p.A. (Broadcasting & Cable TV)(a)                                    423,200                                   4,819,804
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,655,205
===================================================================================================================================

JAPAN--14.31%
Canon Inc. (Office Electronics)(a)                                               59,600                                   2,807,692
-----------------------------------------------------------------------------------------------------------------------------------
Daiwa House Industry Co., Ltd. (Homebuilding)(a)                                155,000                                   1,516,971
-----------------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd. (Industrial Machinery)(a)(b)                                          47,500                                   2,509,908
-----------------------------------------------------------------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment Manufacturers)(a)(b)                            51,900                                   5,449,743
-----------------------------------------------------------------------------------------------------------------------------------
JSR Corp. (Specialty Chemicals)(a)(b)                                            91,600                                   1,481,410
-----------------------------------------------------------------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment Manufacturers)(a)(b)                         17,900                                   3,772,909
-----------------------------------------------------------------------------------------------------------------------------------
Kyocera Corp. (Electronic Equipment Manufacturers)(a)                            28,300                                   1,993,520
-----------------------------------------------------------------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment Manufacturers)(a)                              15,800                                   1,596,913
-----------------------------------------------------------------------------------------------------------------------------------

VIIGR-QTR-1

                                                                                                                           MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
JAPAN--(CONTINUED)
Nissan Motor Co., Ltd. (Automobile Manufacturers)(a)                            165,100                                 $ 1,788,994
-----------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)(a)                                       43,800                                   2,019,831
-----------------------------------------------------------------------------------------------------------------------------------
NOK Corp. (Auto Parts & Equipment)(a)                                            86,000                                   2,652,850
-----------------------------------------------------------------------------------------------------------------------------------
Omron Corp. (Electronic Equipment Manufacturers)(a)                             136,300                                   3,010,590
-----------------------------------------------------------------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)(a)                                          89,000                                   1,679,687
-----------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co., Ltd. (Homebuilding)(a)                                    287,000                                   1,987,017
-----------------------------------------------------------------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)(a)                                              14,900                                   1,429,445
-----------------------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)(a)                              73,200                                   3,332,568
-----------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)(a)                                103,600                                   3,953,037
-----------------------------------------------------------------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)                                       80,300                                   3,460,970
-----------------------------------------------------------------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
(Pharmaceuticals)(a)                                                            100,500                                   3,257,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         49,701,905
===================================================================================================================================

MEXICO--2.33%
America Movil S.A. de C.V.-Series L-ADR (Wireless
Telecommunication Services)                                                      99,536                                   3,884,890
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable TV)(a)                             28,000                                   1,476,440
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
(Hypermarkets & Super Centers)                                                  800,300                                   2,720,865
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,082,195
===================================================================================================================================

NETHERLANDS--0.77%
TPG N.V. (Air Freight & Logistics)(a)                                           109,300                                   2,676,827
===================================================================================================================================

NORWAY--0.85%
Telenor A.S.A. (Integrated Telecommunication
Services)(a)                                                                    384,000                                   2,940,132
===================================================================================================================================

SINGAPORE--2.00%
DBS Group Holdings Ltd. (Diversified Banks)(a)                                  220,000                                   2,090,069
-----------------------------------------------------------------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial Conglomerates)(a)                                 380,000                                   1,782,439
-----------------------------------------------------------------------------------------------------------------------------------
Singapore Airlines Ltd. (Airlines)(a)                                           201,000                                   1,299,839
-----------------------------------------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified Banks)(a)                                219,001                                   1,781,468
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,953,815
===================================================================================================================================

SOUTH AFRICA--0.45%
Standard Bank Group Ltd. (Diversified Banks)                                    197,581                                   1,558,038
===================================================================================================================================

VIIGR-QTR-1

                                                                                                                           MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA--1.95%
Hana Bank (Diversified Banks)(a)                                                105,200                                 $ 2,506,410
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic Equipment
Manufacturers)(a)                                                                10,770                                   4,278,752
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,785,162
===================================================================================================================================

SPAIN--1.27%
Grupo Ferrovial, S.A. (Construction & Engineering)(a)                            41,000                                   1,835,610
-----------------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel Retail)(a)                             44,800                                   1,110,146
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A. (Integrated Telecommunication
Services)(a)(b)                                                                  97,500                                   1,464,977
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,410,733
===================================================================================================================================

SWEDEN--2.78%
Assa Abloy A.B.-Class B (Building Products)(a)(b)                               267,000                                   3,356,263
-----------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-Class B
(Communications Equipment)(a)(b)(d)                                             733,200                                   2,287,926
-----------------------------------------------------------------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm Machinery
& Heavy Trucks)(a)(b)                                                           113,200                                   4,003,854
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,648,043
===================================================================================================================================

SWITZERLAND--4.88%
Roche Holding A.G. (Pharmaceuticals)(a)                                          28,810                                   2,992,571
-----------------------------------------------------------------------------------------------------------------------------------
Swatch Group A.G. (The)-Class B (Apparel,
Accessories & Luxury Goods)(a)                                                   21,070                                   2,859,675
-----------------------------------------------------------------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural Chemicals)(a)(d)                       54,925                                   5,261,312
-----------------------------------------------------------------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(a)                                        82,600                                   5,837,106
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         16,950,664
===================================================================================================================================

TAIWAN--1.06%
Far Eastern Textile Ltd.-GDR (Industrial
Conglomerates) (Acquired 11/12/99-11/15/99; Cost
$230,548)(c)(e)(f)                                                               22,144                                     147,258
-----------------------------------------------------------------------------------------------------------------------------------
Far Eastern Textile Ltd.-GDR (Industrial
Conglomerates)(e)                                                                36,867                                     245,166
-----------------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd. (Electronic
Manufacturing Services)(a)                                                      529,649                                   1,824,169
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
(Semiconductors)(b)                                                             203,657                                   1,454,111
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,670,704
===================================================================================================================================

THAILAND--0.01%
Siam Commercial Bank PCL (Diversified Banks)(a)                                  32,800                                      35,236
===================================================================================================================================

VIIGR-QTR-1

                                                                                                                           MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--14.65%
Aviva PLC (Multi-line Insurance)(a)                                             242,020                                 $ 2,406,132
-----------------------------------------------------------------------------------------------------------------------------------
Centrica PLC (Gas Utilities)(a)                                                 619,800                                   2,823,507
-----------------------------------------------------------------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)(a)                                            209,000                                   2,162,257
-----------------------------------------------------------------------------------------------------------------------------------
GUS PLC (Catalog Retail)(a)                                                     245,910                                   4,014,031
-----------------------------------------------------------------------------------------------------------------------------------
ICAP PLC (Investment Banking & Brokerage)(a)                                    196,175                                     785,471
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(a)                                         232,220                                   5,071,859
-----------------------------------------------------------------------------------------------------------------------------------
mm02 PLC (Wireless Telecommunication Services)(a)(d)                          1,414,600                                   2,524,666
-----------------------------------------------------------------------------------------------------------------------------------
Next PLC (Department Stores)(a)                                                 180,350                                   5,342,214
-----------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)                                   185,080                                   4,543,765
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified
Banks)(a)                                                                        51,900                                   1,501,612
-----------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC (Pharmaceuticals)(a)                            343,300                                   3,257,041
-----------------------------------------------------------------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                                                    1,076,821                                   5,569,636
-----------------------------------------------------------------------------------------------------------------------------------
Travis Perkins PLC (Home Improvement Retail)(a)                                  39,000                                   1,014,586
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Telecommunication
Services)(a)                                                                  2,222,260                                   5,336,906
-----------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott PLC (Pharmaceuticals)(a)                                        137,200                                   1,906,916
-----------------------------------------------------------------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)(a)                                          274,080                                   2,648,907
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         50,909,506
===================================================================================================================================

UNITED STATES OF AMERICA--0.64%
Autoliv, Inc.-SDR (Auto Parts & Equipment)(a)(b)                                 55,900                                   2,240,503
===================================================================================================================================

Total Stocks & Other Equity Interests (Cost $223,990,943)                                                               298,721,734
===================================================================================================================================


                                                                             PRINCIPAL
                                                                              AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES--0.00%
INDIA--0.00%
Hindustan Lever Ltd. (Household Products), Sec. Deb.,
9.00%, 01/01/05 (Cost $0)(g)(h)INR                                              187,000                                         249
===================================================================================================================================

                                                                               SHARES
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--2.80%
Liquid Assets Portfolio-Institutional Class(i)                                4,860,479                                   4,860,479
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(i)                                   4,860,479                                   4,860,479
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $9,720,958)                                                                                9,720,958
===================================================================================================================================
Total Investments--88.78% (excluding investments
purchased with cash collateral from securities loaned)
(Cost $233,711,901)                                                                                                     308,442,941
===================================================================================================================================

VIIGR-QTR-1

                                                                                                                           MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--11.22%
Liquid Assets Portfolio-Institutional Class(i)(j)                            19,485,557                                $ 19,485,557
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(i)(j)                               19,485,556                                  19,485,556
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash
collateral from securities loaned)(Cost $38,971,113)                                                                     38,971,113
===================================================================================================================================

Total Investments--100.00%  (Cost $272,683,014)(k)                                                                     $347,414,054
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Investment Abbreviations:

ADR                 American Depositary Receipt
Deb.                Debentures
GDR                 Global Depositary Receipt
INR                 Indian Rupee
SDR                 Swedish Depositary Receipt
Sec.                Secured

Notes to Schedule of Investments:

(a) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $257,013,707, which represented 73.98% of the Funds Total Investments. See
      Note 1A.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $8,654,491, which represented 2.49% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)   Non-income producing security.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at September 30, 2004 was $1,070,242, which represented 0.31% of the Fund's Total Investments. See Note 1A.

(f) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at September 30, 2004 was $825,076, which represented 0.24% of the Fund's Total Investments.

(g) Foreign denominated security. Par value is denominated in currency indicated.

(h)   Hidustan Lever Ltd. security was acquired through a corporate action.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(j) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

(k) Companhia Vale Do Rio Doce security was received through a Corporate action with no cost basis and has no market value.

      See accompanying notes which are an integral part of this schedule.

VIIGR-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service.

VIIGR-QTR-1

      Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

VIIGR-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                            MARKET                          PROCEEDS         UNREALIZED        MARKET                      REALIZED
                            VALUE         PURCHASES           FROM          APPRECIATION       VALUE         DIVIDEND        GAIN
    FUND                   12/31/03        AT COST            SALES        (DEPRECIATION)     09/30/04        INCOME        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class      $  3,403,797     $44,088,761    $ (42,632,079)   $          --    $  4,860,479    $ 42,757     $        --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class         3,403,797      44,088,761      (42,632,079)              --       4,860,479      41,749              --
-----------------------------------------------------------------------------------------------------------------------------------
   SUBTOTAL              $  6,807,594     $88,177,522    $ (85,264,158)   $          --    $  9,720,958    $ 84,506     $        --
===================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                            MARKET                          PROCEEDS         UNREALIZED        MARKET                      REALIZED
                            VALUE         PURCHASES           FROM          APPRECIATION       VALUE         DIVIDEND        GAIN
    FUND                   12/31/03        AT COST            SALES        (DEPRECIATION)     09/30/04        INCOME*       (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class      $ 13,119,765    $ 80,184,826    $ (73,819,034)   $          --    $ 19,485,557    $ 38,343     $        --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class        13,119,764      80,184,826      (73,819,034)              --      19,485,556      37,167              --
-----------------------------------------------------------------------------------------------------------------------------------
   SUBTOTAL              $ 26,239,529    $160,369,652    $(147,638,068)   $          --    $ 38,971,113    $ 75,510     $        --
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL                $ 33,047,123    $248,547,174    $(232,902,226)   $          --    $ 48,692,071    $160,016     $        --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities.

VIIGR-QTR-1

The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

      At September 30, 2004, securities with an aggregate value of $34,790,996 were on loan to brokers. The loans were secured by cash collateral of $38,971,113 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $75,510 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $120,221,624 and $137,401,763, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $ 76,756,758
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (3,275,164)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $ 73,481,594
===============================================================================


     Cost of investments for tax purposes is $273,932,460.

VIIGR-QTR-1

                         AIM V.I. LARGE CAP GROWTH FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com               VILCG-QTR-1 9/04           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                         MARKET
                                                                 SHARES                  VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS--100.00%

AEROSPACE & DEFENSE--4.03%
Boeing Co. (The)                                                   190                $    9,808
------------------------------------------------------------------------------------------------
General Dynamics Corp.                                             110                    11,231
------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                             130                     6,933
------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                             200                     7,428
------------------------------------------------------------------------------------------------
United Technologies Corp.                                           80                     7,470
------------------------------------------------------------------------------------------------
                                                                                          42,870
================================================================================================

APPAREL RETAIL--1.05%
Limited Brands                                                     500                    11,145
================================================================================================

APPLICATION SOFTWARE--0.91%
Autodesk, Inc.                                                     200                     9,726
================================================================================================

BIOTECHNOLOGY--0.94%
Genentech, Inc.(a)                                                 190                     9,960
================================================================================================

BUILDING PRODUCTS--2.25%
American Standard Cos. Inc.(a)                                     260                    10,117
------------------------------------------------------------------------------------------------
Masco Corp.                                                        400                    13,812
------------------------------------------------------------------------------------------------
                                                                                          23,929
================================================================================================

COMMUNICATIONS EQUIPMENT--4.95%
Cisco Systems, Inc.(a)                                           1,030                    18,643
------------------------------------------------------------------------------------------------
Motorola, Inc.                                                     630                    11,365
------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                      580                    22,643
------------------------------------------------------------------------------------------------
                                                                                          52,651
================================================================================================

COMPUTER HARDWARE--2.31%
Dell Inc.(a)                                                       690                    24,564
================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.79%
Lexmark International, Inc.-Class A(a)                             100                     8,401
================================================================================================

CONSUMER ELECTRONICS--2.13%
Harman International Industries, Inc.                              210                    22,627
================================================================================================

CONSUMER FINANCE--1.29%
American Express Co.                                               130                     6,690
================================================================================================
MBNA Corp.                                                         280                     7,056
------------------------------------------------------------------------------------------------
                                                                                          13,746
================================================================================================

VILCG-QTR-1

                                                                                         MARKET
                                                                  SHARES                 VALUE
------------------------------------------------------------------------------------------------
DEPARTMENT STORES--1.98%
J.C. Penney Co., Inc.                                               240                $   8,467
------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                     330                   12,619
------------------------------------------------------------------------------------------------
                                                                                          21,086
================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--4.02%
Apollo Group, Inc.-Class A(a)                                       180                  13,207
------------------------------------------------------------------------------------------------
Cendant Corp.                                                     1,370                   29,592
------------------------------------------------------------------------------------------------
                                                                                          42,799
================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.69%
Rockwell Automation, Inc.                                           190                   7,353
================================================================================================

FOOTWEAR--1.48%
NIKE, Inc.-Class B                                                  200                  15,760
================================================================================================

HEALTH CARE EQUIPMENT--5.38%
Bard (C.R.), Inc.                                                   140                   7,928
------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                             380                  19,646
------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                     150                   7,785
------------------------------------------------------------------------------------------------
Stryker Corp.                                                       300                  14,424
------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                     170                   7,497
------------------------------------------------------------------------------------------------
                                                                                         57,280
================================================================================================

HEALTH CARE SERVICES--2.47%

IMS Health Inc.                                                     580                   13,874
------------------------------------------------------------------------------------------------
Quest Diagnostics Inc.                                              140                   12,351
------------------------------------------------------------------------------------------------
                                                                                          26,225
================================================================================================

HEALTH CARE SUPPLIES--2.11%
Alcon, Inc. (Switzerland)                                           280                   22,456
================================================================================================

HOME IMPROVEMENT RETAIL--1.22%
Home Depot, Inc. (The)                                              330                   12,936
================================================================================================

HOUSEHOLD APPLIANCES--0.87%
Black & Decker Corp. (The)                                          120                    9,293
================================================================================================

HOUSEHOLD PRODUCTS--2.85%
Procter & Gamble Co. (The)                                          560                   30,307
================================================================================================

HOUSEWARES & SPECIALTIES--1.46%
Fortune Brands, Inc.                                                210                   15,559
================================================================================================

HYPERMARKETS & SUPER CENTERS--0.63%
Costco Wholesale Corp.                                              160                    6,650
================================================================================================

VILCG-QTR-1

                                                                                         MARKET
                                                                  SHARES                 VALUE
------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.55%
3M Co.                                                              300              $    23,991
------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                   450                   13,797
------------------------------------------------------------------------------------------------
                                                                                          37,788
================================================================================================

INDUSTRIAL MACHINERY--2.84%
Danaher Corp.                                                       160                    8,205
------------------------------------------------------------------------------------------------
Eaton Corp.                                                         170                   10,780
------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                            120                   11,180
------------------------------------------------------------------------------------------------
                                                                                          30,165
================================================================================================

INTERNET RETAIL--1.47%
eBay Inc.(a)                                                        170                   15,630
================================================================================================

INTERNET SOFTWARE & SERVICES--2.04%
Yahoo! Inc.(a)                                                      640                   21,702
================================================================================================

IT CONSULTING & OTHER SERVICES--2.01%
Accenture Ltd.-Class A (Bermuda)(a)                                 790                   21,369
================================================================================================

LIFE & HEALTH INSURANCE--1.55%
MetLife, Inc.                                                       180                    6,957
------------------------------------------------------------------------------------------------
Torchmark Corp.                                                     180                    9,572
------------------------------------------------------------------------------------------------
                                                                                          16,529
================================================================================================

MANAGED HEALTH CARE--5.54%
UnitedHealth Group Inc.                                             800                   58,992
================================================================================================

MOTORCYCLE MANUFACTURERS--2.07%
Harley-Davidson, Inc.                                               370                   21,993
================================================================================================

OFFICE ELECTRONICS--0.89%
Xerox Corp.(a)                                                      670                    9,434
================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.75%
Citigroup Inc.                                                      180                    7,942
================================================================================================

PERSONAL PRODUCTS--6.53%
Avon Products, Inc.                                                 510                   22,277
------------------------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                                350                   14,630
------------------------------------------------------------------------------------------------
Gillette Co. (The)                                                  780                   32,557
------------------------------------------------------------------------------------------------
                                                                                          69,464
================================================================================================

PHARMACEUTICALS--3.81%
Johnson & Johnson                                                   720                   40,558
================================================================================================

VILCG-QTR-1

                                                                                          MARKET
                                                                  SHARES                  VALUE
------------------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--1.49%
Allstate Corp. (The)                                                190               $    9,118
------------------------------------------------------------------------------------------------
Progressive Corp. (The)                                              80                    6,780
------------------------------------------------------------------------------------------------
                                                                                          15,898
================================================================================================

RESTAURANTS--5.26%
McDonald's Corp.                                                    870                   24,386
------------------------------------------------------------------------------------------------
Starbucks Corp.(a)                                                  230                   10,456
------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                   520                   21,143
------------------------------------------------------------------------------------------------
                                                                                          55,985
================================================================================================

SEMICONDUCTORS--0.91%
Analog Devices, Inc.                                                140                    5,429
------------------------------------------------------------------------------------------------
Intel Corp.                                                         210                    4,213
------------------------------------------------------------------------------------------------
                                                                                           9,642
================================================================================================

SOFT DRINKS--1.69%
PepsiCo, Inc.                                                       370                   18,000
================================================================================================

SPECIALTY STORES--2.55%
Staples, Inc.                                                       910                   27,136
================================================================================================

SYSTEMS SOFTWARE--6.47%

Adobe Systems Inc.                                                  290                   14,346
------------------------------------------------------------------------------------------------
Microsoft Corp.                                                     610                   16,866
------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                     560                    6,317
------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                   570                   31,282
------------------------------------------------------------------------------------------------
                                                                                          68,811
================================================================================================

THRIFTS & MORTGAGE FINANCE--2.77%
Countrywide Financial Corp.                                         580                   22,846
------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                          60                    6,657
------------------------------------------------------------------------------------------------
                                                                                          29,503
------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $953,997)                                                    1,063,864
================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $953,997)                                         $  1,063,864
________________________________________________________________________________________________
================================================================================================


Notes to Schedule of Investments:

(a)   Non-income producing security.


See accompanying notes which are an integral part of the financial statements.

VILCG-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE.

          Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service.

VILCG-QTR-1

     Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.


NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $876,466 and $883,134, respectively.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $   117,618
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (7,751)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $   109,867
==============================================================================


Investments have the same cost for tax and financial statement purposes.

VILCG-QTR-1

                       AIM V.I. MID CAP CORE EQUITY FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              VIMCCE-QTR-1 9/04           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                      MARKET
                                                                SHARES                 VALUE
---------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--87.40%
ADVERTISING--1.17%
Valassis Communications, Inc.(a)                                169,400        $    5,010,852
=============================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.93%
V. F. Corp.                                                     167,200             8,268,040
=============================================================================================

APPLICATION SOFTWARE--3.03%
Fair Issac Corp.                                                127,300             3,717,160
---------------------------------------------------------------------------------------------
Intuit Inc.(a)                                                  109,500             4,971,300
---------------------------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A                           174,800             4,312,316
---------------------------------------------------------------------------------------------
                                                                                   13,000,776
=============================================================================================

BREWERS--1.26%
Heineken N.V. (Netherlands)(b)                                  179,124             5,415,321
=============================================================================================

COMPUTER HARDWARE--1.85%
Diebold, Inc.                                                   117,300             5,477,910
---------------------------------------------------------------------------------------------
Intergraph Corp.(a)                                              90,300             2,453,451
---------------------------------------------------------------------------------------------
                                                                                    7,931,361
=============================================================================================

COMPUTER STORAGE & PERIPHERALS--0.39%
Emulex Corp.(a)                                                 146,200             1,684,224
=============================================================================================

CONSUMER FINANCE--0.55%
MoneyGram International, Inc.                                   138,200             2,360,456
=============================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--3.52%
Ceridian Corp.(a)                                               507,300             9,339,393
---------------------------------------------------------------------------------------------
Certegy Inc.                                                    154,700             5,756,387
---------------------------------------------------------------------------------------------
                                                                                   15,095,780
=============================================================================================

DISTRIBUTORS--1.17%
Genuine Parts Co.                                               130,200             4,997,076
=============================================================================================

DIVERSIFIED BANKS--0.81%

Comerica Inc.                                                    58,400             3,466,040
=============================================================================================

VIMCCE-QTR-1

                                                                                      MARKET
                                                                SHARES                 VALUE
---------------------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS--0.70%
Engelhard Corp.                                                 105,600        $    2,993,760
=============================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.13%
Rentokil Initial PLC (United Kingdom) (b)                     1,771,300             4,836,633
=============================================================================================

ELECTRIC UTILITIES--3.02%
FPL Group, Inc.                                                  71,000             4,850,720
---------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                          253,700             8,093,030
---------------------------------------------------------------------------------------------
                                                                                   12,943,750
=============================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.23%
Roper Industries, Inc.                                           92,000             5,286,320
=============================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--3.49%
Agilent Technologies, Inc. (a)                                  219,400             4,732,458
---------------------------------------------------------------------------------------------
Amphenol Corp.-Class A(a)                                       129,600             4,440,096
---------------------------------------------------------------------------------------------
Mettler-Toledo International Inc.(a)                            122,100             5,765,562
---------------------------------------------------------------------------------------------
                                                                                   14,938,116
=============================================================================================

ENVIRONMENTAL SERVICES--2.17%
Republic Services, Inc.                                         312,300             9,294,048
=============================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--1.37%
Scotts Co. (The)-Class A(a)                                      91,300             5,856,895
=============================================================================================

FOOD RETAIL--2.39%
Kroger Co. (The)(a)                                             473,500             7,348,720
---------------------------------------------------------------------------------------------
Safeway Inc.(a)                                                 149,400             2,884,914
---------------------------------------------------------------------------------------------
                                                                                   10,233,634
=============================================================================================

GENERAL MERCHANDISE STORES--0.77%
Family Dollar Stores, Inc.                                      121,500             3,292,650
=============================================================================================

HEALTH CARE DISTRIBUTORS--1.34%
AmerisourceBergen Corp.                                         106,580             5,724,412
=============================================================================================

HEALTH CARE EQUIPMENT--0.98%
Waters Corp.(a)                                                  95,550             4,213,755
=============================================================================================

HEALTH CARE SERVICES--2.56%
IMS Health Inc.                                                 291,700             6,977,464
---------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                                 128,600             3,973,740
---------------------------------------------------------------------------------------------
                                                                                   10,951,204
=============================================================================================

VIMCCE-QTR-1

                                                                                      MARKET
                                                                SHARES                 VALUE
---------------------------------------------------------------------------------------------
HOME FURNISHINGS--2.11%
Mohawk Industries, Inc.(a)                                      113,900        $    9,042,521
=============================================================================================

HOUSEWARES & SPECIALTIES--0.61%
Newell Rubbermaid Inc.                                          129,700             2,599,188
=============================================================================================

INDUSTRIAL MACHINERY--2.97%
Dover Corp.                                                     151,600             5,892,692
---------------------------------------------------------------------------------------------
ITT Industries, Inc.                                             41,500             3,319,585
---------------------------------------------------------------------------------------------
SPX Corp.                                                        98,900             3,501,060
---------------------------------------------------------------------------------------------
                                                                                   12,713,337
=============================================================================================

INTEGRATED OIL & GAS--1.80%
Amerada Hess Corp.                                               42,450             3,778,050
---------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                 45,550             3,952,373
---------------------------------------------------------------------------------------------
                                                                                    7,730,423
=============================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.14%
CenturyTel, Inc.                                                143,000             4,896,320
=============================================================================================

LEISURE PRODUCTS--1.45%
Mattel, Inc.                                                    343,400             6,225,842
=============================================================================================

METAL & GLASS CONTAINERS--2.49%
Ball Corp.                                                      122,300             4,577,689
---------------------------------------------------------------------------------------------
Pactiv Corp.(a)                                                 261,400             6,077,550
---------------------------------------------------------------------------------------------
                                                                                   10,655,239
=============================================================================================

OFFICE ELECTRONICS--1.44%
Xerox Corp.(a)                                                  437,200             6,155,776
=============================================================================================

OFFICE SERVICES & SUPPLIES--1.58%
Herman Miller, Inc.                                              93,500             2,304,775
---------------------------------------------------------------------------------------------
Pitney Bowes Inc.                                               101,400             4,471,740
---------------------------------------------------------------------------------------------
                                                                                    6,776,515
=============================================================================================

OIL & GAS DRILLING--1.57%
Noble Corp. (Cayman Islands)(a)                                 150,100             6,746,995
=============================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.11%
Cooper Cameron Corp.(a)                                          86,700             4,754,628
=============================================================================================

VIMCCE-QTR-1

                                                                                      MARKET
                                                                SHARES                 VALUE
---------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--2.60%
Devon Energy Corp.                                               49,717        $    3,530,404
---------------------------------------------------------------------------------------------
Pioneer Natural Resources Co.                                   103,300             3,561,784
---------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                125,012             4,060,390
---------------------------------------------------------------------------------------------
                                                                                   11,152,578
=============================================================================================

OIL & GAS REFINING, MARKETING &
TRANSPORTATION--1.42%
Williams Cos., Inc. (The)                                       501,750             6,071,175
=============================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.21%
Principal Financial Group, Inc.                                 144,100             5,183,277
=============================================================================================

PACKAGED FOODS & MEATS--3.07%
Campbell Soup Co.                                               294,200             7,734,518
---------------------------------------------------------------------------------------------
Tate & Lyle PLC (United Kingdom) (b)                            771,100             5,400,958
---------------------------------------------------------------------------------------------
                                                                                   13,135,476
=============================================================================================

PAPER PRODUCTS--1.27%
Georgia-Pacific Corp.                                           151,600             5,450,020
=============================================================================================

PROPERTY & CASUALTY INSURANCE--1.10%
ACE Ltd. (Cayman Islands)                                       117,100             4,691,026
=============================================================================================

PUBLISHING--2.60%
Belo Corp.-Class A                                              124,700             2,810,738
---------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                              24,400             1,596,980
---------------------------------------------------------------------------------------------
Lee Enterprises, Inc.                                            44,600             2,066,764
---------------------------------------------------------------------------------------------
New York Times Co. (The)-Class A                                119,600             4,676,360
---------------------------------------------------------------------------------------------
                                                                                   11,150,842
=============================================================================================

REGIONAL BANKS--6.24%
AmSouth Bancorp.                                                127,500             3,111,000
---------------------------------------------------------------------------------------------
City National Corp.                                              54,200             3,520,290
---------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                         78,100             3,422,342
---------------------------------------------------------------------------------------------
Hibernia Corp. - Class A                                        139,900             3,694,759
---------------------------------------------------------------------------------------------
Hudson United Bancorp                                            83,000             3,058,550
---------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                          87,800             3,538,340
---------------------------------------------------------------------------------------------
TCF Financial Corp.                                             211,400             6,403,306
---------------------------------------------------------------------------------------------
                                                                                   26,748,587
=============================================================================================

RESTAURANTS--0.66%
Outback Steakhouse, Inc.                                         68,000             2,824,040
=============================================================================================

VIMCCE-QTR-1

                                                                                      MARKET
                                                                SHARES                 VALUE
---------------------------------------------------------------------------------------------
SEMICONDUCTORS--3.16%
Microchip Technology Inc.                                       163,650        $    4,392,366
---------------------------------------------------------------------------------------------
National Semiconductor Corp.                                    311,600             4,826,684
---------------------------------------------------------------------------------------------
Xilinx, Inc.                                                    159,600             4,309,200
---------------------------------------------------------------------------------------------
                                                                                   13,528,250
=============================================================================================

SPECIALTY CHEMICALS--4.80%
International Flavors & Fragrances Inc.                         278,000            10,619,600
---------------------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                              72,900             4,228,200
---------------------------------------------------------------------------------------------
Valspar Corp. (The)                                             122,900             5,736,972
---------------------------------------------------------------------------------------------
                                                                                   20,584,772
=============================================================================================

SYSTEMS SOFTWARE--2.42%
Computer Associates International, Inc.                         393,600            10,351,680
=============================================================================================

THRIFTS & MORTGAGE FINANCE--1.75%
New York Community Bancorp, Inc.                                206,500             4,241,510
---------------------------------------------------------------------------------------------
Webster Financial Corp.                                          66,300             3,274,557
---------------------------------------------------------------------------------------------
                                                                                    7,516,067
=============================================================================================

Total Common Stocks & Other Equity Interest
(Cost $341,545,018)                                                               374,479,677
=============================================================================================

MONEY MARKET FUNDS--12.60%
Liquid Assets Portfolio-Institutional Class(c)               26,989,863            26,989,863
---------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)                  26,989,863            26,989,863
=============================================================================================
Total Money Market Funds (Cost $53,979,726)                                        53,979,726
=============================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $395,524,744)                                $  428,459,403
=============================================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $10,416,715, which represented 2.43% of the Fund's Total Investments. See
     Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

     See accompanying notes which are an integral part of this schedule.

VIMCCE-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to

VIMCCE-QTR-1
     reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

VIMCCE-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                         MARKET                            PROCEEDS        UNREALIZED       MARKET
                         VALUE         PURCHASES            FROM          APPRECIATION       VALUE        DIVIDEND*     REALIZED
FUND                    12/31/03        AT COST             SALES        (DEPRECIATION)    09/30/04        INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets          $31,340,710     $65,365,337       $69,716,184)    $          --    $26,989,863      $256,025    $       --
Portfolio--
Institutional Class
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime              31,340,710      65,365,337        (69,716,184)              --     26,989,863       248,083            --
Portfolio--
Institutional Class
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                  $62,681,420    $130,730,674      $(139,432,368)    $         --    $53,979,726      $504,108    $       --
=================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $228,907,219 and $95,962,930, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities        $  41,101,501
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (8,623,885)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities              $  32,477,616
===============================================================================

Cost of investments for tax purposes is $395,981,787.

VIMCCE-QTR-1

                          AIM V.I. MONEY MARKET FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              VIMKT-QTR-1 9/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                      PAR
                                                                                       MATURITY       (000)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--17.95%
CALYON (France)
1.76%                                                                                  12/03/04     $   3,000    $  3,000,052
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (Switzerland)
1.65%                                                                                  10/26/04         3,000       3,000,000
-----------------------------------------------------------------------------------------------------------------------------
Fortis Bank S.A./N.V. (Netherlands)
1.25%                                                                                  01/10/05         1,000       1,000,000
-----------------------------------------------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
1.59%(a)                                                                               10/01/04         2,000       2,000,000
-----------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
1.60%                                                                                  11/09/04         1,500       1,500,000
-----------------------------------------------------------------------------------------------------------------------------
1.61%                                                                                  11/12/04         2,000       1,999,860
-----------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $12,499,912)                                                                   12,499,912
=============================================================================================================================

VARIABLE RATE DEMAND NOTES--17.29%(b)
INSURED--6.39%(c)(d)(e)
Michigan (State of) Western Michigan University;
Taxable Series 2002 B RB,
1.84%                                                                                  11/15/32         2,920       2,920,000
-----------------------------------------------------------------------------------------------------------------------------
Omaha (City of), Nebraska Special Tax
Redevelopment Series 2002 B RB,
1.94%                                                                                  02/01/13         1,530       1,530,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,450,000
=============================================================================================================================

LETTER OF CREDIT--10.90%(c)(d)(f)
Alburquerque (City of), New Mexico (Ktech Corp.
Project); Series 2002 IDR (LOC-Wells Fargo Bank N.A.),
1.85%                                                                                  11/01/22         1,640       1,640,000
-----------------------------------------------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Floating Rate Notes
(LOC-Wells Fargo Bank N.A.),
1.85%                                                                                  02/02/43         2,600       2,600,000
-----------------------------------------------------------------------------------------------------------------------------
Dome Corp., Floating Rate Notes (LOC-Wachovia
Bank N.A.) (Acquired 12/20/02; Cost $665,000)
1.86%(g)                                                                               08/31/16           665         665,000
-----------------------------------------------------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A, Floating
Rate Loan Program Notes (LOC-National City Bank),
1.91%                                                                                  10/15/27            85          85,000
-----------------------------------------------------------------------------------------------------------------------------
Moon (City of), Pennsylvania Industrial
Development Authority (One Thorn Run Project);
Series 1995 B IDR (LOC-National City Bank),
1.92%                                                                                  11/01/15         1,400       1,400,000
-----------------------------------------------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte, North
Carolina; Series 2002 Floating Rate Bonds
(LOC-Wachovia Bank N.A.),
1.84%                                                                                  05/01/14         1,200       1,200,000
=============================================================================================================================
                                                                                                                    7,590,000
=============================================================================================================================
Total Variable Rate Demand Notes (Cost $12,040,000)                                                                12,040,000
=============================================================================================================================

VIMKT-QTR-1

                                                                                                      PAR
                                                                                       MATURITY       (000)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--9.60%(h)
ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES--0.91%
Atlantis One Funding Corp. (Rabobank-ABS Program
Sponsor) (Acquired 09/22/04; Cost $634,747)
2.03%(g)                                                                                03/14/05      $    641    $   635,072
=============================================================================================================================

ASSET-BACKED SECURITIES - STRUCTURED INVESTMENT
VEHICLES/SECURITY ARBITRAGE--2.96%
Grampian Funding LLC (HBOS Treasury Services
PLC-ABS Program Sponsor) (Acquired 05/25/04; Cost
$992,527)
1.52%(g)                                                                                11/18/04         1,000        997,973
=============================================================================================================================

Scaldis Capital LLC (Fortis Bank S.A./N.V.-ABS
Program Sponsor) (Acquired 05/13/04; Cost
$1,059,201)
1.47%(g)                                                                                11/08/04         1,067      1,065,345
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,063,318
=============================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.44%
Morgan Stanley, Floating Rate
1.86%(i)                                                                                12/13/04         1,000      1,000,000
=============================================================================================================================

REGIONAL BANKS--4.29%
Nationwide Building Society (United Kingdom)
1.91%                                                                                   12/30/04         3,000      2,985,675
-----------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $6,684,065)                                                                            6,684,065
=============================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--5.75%
FEDERAL HOME LOAN BANK (FHLB)--5.75%
Unsec. Bonds,
1.46%                                                                                   11/17/04         2,000      2,000,000
-----------------------------------------------------------------------------------------------------------------------------
1.13%                                                                                   12/17/04         1,000      1,000,000
-----------------------------------------------------------------------------------------------------------------------------
1.35%                                                                                   04/29/05         1,000      1,000,000
-----------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Securities (Cost $4,000,000)
                                                                                                                    4,000,000
=============================================================================================================================

ASSET-BACKED SECURITIES--5.90%
CONSUMER RECEIVABLES--0.40%
GS Auto Loan Trust-Series 2004-1, Class A-1 Notes,
1.11%                                                                                   02/15/05           139        138,600
=============================================================================================================================
USAA Auto Owner Trust-Series 2004-1, Class A-1 Notes,
1.08%                                                                                   03/15/05           143        142,808
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      281,408
=============================================================================================================================

FULLY BACKED--1.44%
Racers Trust-Series 2004-6-MM, Floating Rate
Notes (Acquired 04/13/04; Cost $1,000,000)
1.83%(a)(g)                                                                             04/22/05         1,000      1,000,000
=============================================================================================================================

VIMKT-QTR-1

                                                                                                      PAR
                                                                                       MATURITY       (000)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
STRUCTURED--4.06%
Holmes Financing (No. 8) PLC (United
Kingdom)-Series 8, Class 1A, Floating Rate Bonds
1.71%(a)                                                                                04/15/05      $  1,000   $  1,000,000
=============================================================================================================================
Residential Mortgage Securities (United
Kingdom)-Series 17A, Class A-1, Floating Rate
Bonds (Acquired 02/10/04; Cost $1,826,300)
1.76%(a)(g)                                                                             02/14/05         1,826      1,826,300
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,826,300
-----------------------------------------------------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost $4,107,708)                                                                     4,107,708
=============================================================================================================================

PROMISSORY NOTES--4.31%
Goldman Sachs Group, Inc. (The) (Acquired
06/28/04; Cost $3,000,000)
1.91%(g)(i)(j)                                                                          12/27/04         3,000      3,000,000
=============================================================================================================================

FUNDING AGREEMENTS--2.87%
New York Life Insurance Co. (Acquired 04/07/04;
Cost $2,000,000)
1.73%(a)(g)(j)                                                                          04/06/05         2,000      2,000,000
=============================================================================================================================

MASTER NOTE AGREEMENTS--2.87% (k)
Merrill Lynch Mortgage Capital, Inc. (Acquired
08/23/04; Cost $2,000,000)
2.02%(g)(l)                                                                             02/23/05         2,000      2,000,000
=============================================================================================================================

TIME DEPOSITS--2.87%
ING Belgium S.A./N.V.-Brussels (Belgium) (Cost $2,000,000)
1.90%                                                                                   10/01/04         2,000      2,000,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (excluding Repurchase Agreements) (Cost $48,331,685)                                             48,331,685
=============================================================================================================================

REPURCHASE AGREEMENTS--30.59%
ABN AMRO Bank N.V.-New York Branch (Netherlands)
1.88%(m)                                                                                10/01/04         2,000      2,000,000
-----------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch (Canada)
1.87%(n)                                                                                10/01/04         1,699      1,699,432
-----------------------------------------------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United Kingdom)
1.90%(o)                                                                                10/01/04         2,000      2,000,000
-----------------------------------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
(France)
1.87%(p)                                                                                10/01/04         2,000      2,000,000
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
1.87%(q)                                                                                10/01/04         2,000      2,000,000
-----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch (Germany)
1.85%(r)                                                                                10/01/04         1,600      1,600,000
-----------------------------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co.
1.90%(s)                                                                                10/01/04         2,000      2,000,000
-----------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York Branch (United Kingdom)
1.90%(t)                                                                                10/01/04         2,000      2,000,000
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
1.90%(u)                                                                                10/01/04         2,000      2,000,000
-----------------------------------------------------------------------------------------------------------------------------
Wachovia Securities, Inc.
1.90%(v)                                                                                10/01/04         2,000      2,000,000
=============================================================================================================================

VIMKT-QTR-1

                                                                                                      PAR
                                                                                       MATURITY       (000)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--(CONTINUED)
WestLB A.G.-New York Branch (Germany)
1.90%(w)                                                                                10/01/04     $   2,000   $  2,000,000
-----------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $21,299,432)                                                                     21,299,432
=============================================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $69,631,117)(x)                                                                 $  69,631,117
=============================================================================================================================

Investment Abbreviations:

ABS             Asset Backed Security

IDR             Industrial Development Revenue Bonds

LOC             Letter of Credit

RB              Revenue Bonds

Unsec.          Unsecured

Notes to Schedule of Investments:


(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2004.

(b) Interest on this security is taxable income to the Fund.

(c) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(d) Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2004.

(e) Principal and interest payments are secured by bond insurance provided by Ambac Assurance Corp.

(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $13,189,690, which represented 18.94% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(h) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(i) Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2004.

(j) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at September 30, 2004 was $5,000,000, which represented 7.18% of the Fund's Total Investments.

(k) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on September 30, 2004.

(m) Joint repurchase agreement entered into September 30, 2004 with an aggregate maturing value of $250,013,056. Collateralized by $256,901,000 U.S. Government obligations, 0% to 4.00% due 11/24/04 to 09/02/08 with an aggregate market value at September 30, 2004 of $255,000,866. The amount to be received upon repurchase by the Fund is $2,000,104.

(n) Joint repurchase agreement entered into September 30, 2004 with an aggregate maturing value of $300,015,583. Collateralized by $293,570,000 U.S. Government obligations, 0% to 6.00% due 11/01/04 to 01/15/12 with an aggregate market value at September 30, 2004 of $306,000,095. The amount to be received upon repurchase by the Fund is $1,699,520.

(o) Joint repurchase agreement entered into September 30, 2004 with an aggregate maturing value of $200,010,556. Collateralized by $241,051,189 U.S. Government obligations, 0% to 5.50% due 09/01/18 to 09/01/34 with an aggregate market value at September 30, 2004 of $204,000,001. The amount to be received upon repurchase by the Fund is $2,000,106.

(p) Joint repurchase agreement entered into September 30, 2004 with an aggregate maturing value of $250,012,986. Collateralized by $244,146,000 U.S. Government obligations, 3.25% to 7.00% due 07/15/05 to 03/15/10 with an aggregate market value at September 30, 2004 of $255,000,921. The amount to be received upon repurchase by the Fund is $2,000,104.

(q) Joint repurchase agreement entered into September 30, 2004 with an aggregate maturing value of $500,025,972. Collateralized by $559,541,000 U.S. Government obligations, 0% to 7.63% due 10/01/04 to 12/30/32 with an aggregate market value at September 30, 2004 of $510,000,299. The amount to be received upon repurchase by the Fund is $2,000,104.

(r) Joint repurchase agreement entered into September 30, 2004 with an aggregate maturing value of $100,005,139. Collateralized by $101,365,000 U.S. Government obligations, 0% to 5.50% due 05/09/05 to 08/20/19 with an aggregate market value at September 30, 2004 of $102,000,441. The amount to be received upon repurchase by the Fund is $1,600,082.

(s) Joint repurchase agreement entered into September 30, 2004 with an aggregate maturing value of $250,013,194. Collateralized by $265,065,399 U.S. Government obligations, 5.00% to 6.00% due 01/01/34 to 10/01/34 with an aggregate market value at September 30, 2004 of $255,000,001. The amount to be received upon repurchase by the Fund is $2,000,106.

VIMKT-QTR-1

(t) Joint repurchase agreement entered into September 30, 2004 with an aggregate maturing value of $500,026,389. Collateralized by $533,763,125 U.S. Government obligations, 0% to 9.38% due 10/15/04 to 10/01/34 with an aggregate market value at September 30, 2004 of $510,006,653. The amount to be received upon repurchase by the Fund is $2,000,106.

(u) Joint repurchase agreement entered into September 30, 2004 with an aggregate maturing value of $250,013,194. Collateralized by $266,544,777 U.S. Government obligations, 4.28% to 6.50% due 03/01/19 to 09/01/34 with an aggregate market value at September 30, 2004 of $256,711,575. The amount to be received upon repurchase by the Fund is $2,000,106.

(v) Joint repurchase agreement entered into September 30, 2004 with an aggregate maturing value of $1,000,052,778. Collateralized by $1,086,221,619 U.S. Government obligations, 3.25% to 5.00% due 03/01/19 to 08/20/34 with an aggregate market value at September 30, 2004 of $1,020,000,001. The amount to be received upon repurchase by the Fund is $2,000,106.

(w) Joint repurchase agreement entered into September 30, 2004 with an aggregate maturing value of $200,010,556. Collateralized by $198,232,165 U.S. Government obligations, 2.58% to 8.23% due 01/01/06 to 12/01/43 with an aggregate market value at September 30, 2004 of $204,000,000. The amount to be received upon repurchase by the Fund is $2,000,106.

(x) Also represents cost for federal income tax purposes.


See accompanying notes which are an integral part of this schedule.

VIMKT-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

VIMKT-QTR-1

                          AIM V.I. PREMIER EQUITY FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com              VIPEQ-QTR-1 9/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                                     MARKET
                                                                           SHARES                                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--89.35%

ADVERTISING--0.74%
Interpublic Group of Cos., Inc. (The)(a)                                    137,000                            $     1,450,830
-------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                          148,300                                 10,834,798
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    12,285,628
===============================================================================================================================

AEROSPACE & DEFENSE--1.51%
Boeing Co. (The)                                                             60,000                                  3,097,200
-------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                       40,000                                  4,084,000
-------------------------------------------------------------------------------------------------------------------------------
Honeywell International Inc.                                                233,300                                  8,366,138
-------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                      180,000                                  9,599,400
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    25,146,738
===============================================================================================================================

ALUMINUM--0.34%
Alcoa Inc.                                                                  170,300                                  5,720,377
===============================================================================================================================

APPAREL RETAIL--1.58%
Gap, Inc. (The)                                                             606,000                                 11,332,200
-------------------------------------------------------------------------------------------------------------------------------
Limited Brands                                                              675,000                                 15,045,750
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    26,377,950
===============================================================================================================================

APPLICATION SOFTWARE--0.49%
Amdocs Ltd. (United Kingdom)(a)                                             275,000                                  6,003,250
-------------------------------------------------------------------------------------------------------------------------------
Intuit Inc.(a)                                                               47,000                                  2,133,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     8,137,050
===============================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.52%
Bank of New York Co., Inc. (The)                                            296,100                                  8,637,237
===============================================================================================================================

BIOTECHNOLOGY--0.32%
Genentech, Inc.(a)                                                          100,000                                  5,242,000
===============================================================================================================================

BREWERS--0.59%
Heineken N.V. (Netherlands)(b)                                              326,981                                  9,885,370
===============================================================================================================================

BUILDING PRODUCTS--1.36%
Masco Corp.                                                                 655,800                                 22,644,774
===============================================================================================================================


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
                                                                                                                     MARKET
                                                                           SHARES                                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.51%
Avaya Inc.(a)                                                               285,000                            $     3,972,900
-------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                                      450,000                                  8,145,000
-------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                              350,000                                  6,314,000
-------------------------------------------------------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                                   1,125,000                                 15,435,000
-------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                               204,000                                  7,964,160
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    41,831,060
===============================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.12%
Best Buy Co., Inc.                                                           38,000                                  2,061,120
===============================================================================================================================

COMPUTER HARDWARE--1.35%
Dell Inc.(a)                                                                306,000                                 10,893,600
-------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                       134,700                                 11,549,178
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    22,442,778
===============================================================================================================================

CONSUMER ELECTRONICS--0.67%
Sony Corp.-ADR (Japan)                                                      325,000                                 11,176,750
===============================================================================================================================

CONSUMER FINANCE--0.27%
MBNA Corp.                                                                  181,000                                  4,561,200
===============================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.57%
First Data Corp.                                                            602,000                                 26,187,000
===============================================================================================================================

DEPARTMENT STORES--1.02%
J.C. Penney Co., Inc.                                                       115,000                                  4,057,200
-------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.(a)                                                             268,300                                 12,929,377
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    16,986,577
===============================================================================================================================

DIVERSIFIED BANKS--1.07%
Bank of America Corp.                                                       257,200                                 11,144,476
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.(c)                                                           142,200                                  6,676,290
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    17,820,766
===============================================================================================================================

DIVERSIFIED CHEMICALS--0.89%
Dow Chemical Co. (The)                                                      328,700                                 14,850,666
===============================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.70%
Apollo Group, Inc.-Class A(a)                                                58,000                                  4,255,460
-------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                             1,115,300                                 24,090,480
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    28,345,940
===============================================================================================================================


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
                                                                                                                     MARKET
                                                                           SHARES                                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.53%
FPL Group, Inc.(c)                                                          128,300                            $     8,765,456
===============================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.84%
Emerson Electric Co.                                                        141,500                                  8,757,435
-------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                   136,000                                  5,263,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    14,020,635
===============================================================================================================================

ENVIRONMENTAL SERVICES--1.57%
Waste Management, Inc.                                                      957,600                                 26,180,784
===============================================================================================================================

FOOD RETAIL--1.94%
Kroger Co. (The)(a)                                                       1,110,000                                 17,227,200
-------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.(a)                                                             783,000                                 15,119,730
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    32,346,930
===============================================================================================================================

FOOTWEAR--0.64%
NIKE, Inc.-Class B                                                          136,000                                 10,716,800
===============================================================================================================================

GENERAL MERCHANDISE STORES--1.19%
Target Corp.                                                                438,000                                 19,819,500
===============================================================================================================================

HEALTH CARE DISTRIBUTORS--1.07%
Cardinal Health, Inc.                                                       240,000                                 10,504,800
-------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                              284,000                                  7,284,600
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    17,789,400
===============================================================================================================================

HEALTH CARE EQUIPMENT--1.50%
Baxter International Inc.                                                   225,000                                  7,236,000
-------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                     165,000                                  8,530,500
-------------------------------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                             136,000                                  5,997,600
-------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                                                     40,000                                  3,161,600
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    24,925,700
===============================================================================================================================

HEALTH CARE FACILITIES--1.10%
HCA, Inc.                                                                   479,600                                 18,296,740
===============================================================================================================================

HEALTH CARE SERVICES--0.66%
IMS Health Inc.                                                             250,000                                  5,980,000
-------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics Inc.                                                       57,000                                  5,028,540
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    11,008,540
===============================================================================================================================


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
                                                                                                                     MARKET
                                                                           SHARES                                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SUPPLIES--0.44%
Alcon, Inc. (Switzerland)                                                    91,000                            $     7,298,200
===============================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.38%
Starwood Hotels & Resorts Worldwide, Inc.                                   136,300                                  6,327,046
===============================================================================================================================

HOUSEHOLD PRODUCTS--1.09%
Kimberly-Clark Corp.                                                        130,000                                  8,396,700
-------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                  181,000                                  9,795,720
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    18,192,420
===============================================================================================================================

HOUSEWARES & SPECIALTIES--0.81%
Fortune Brands, Inc.                                                         60,000                                  4,445,400
-------------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid Inc.                                                      449,900                                  9,015,996
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    13,461,396
===============================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.71%
Costco Wholesale Corp.                                                      115,000                                  4,779,400
-------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                       132,100                                  7,027,720
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    11,807,120
===============================================================================================================================

INDUSTRIAL CONGLOMERATES--4.61%
3M Co.                                                                       75,000                                  5,997,750
-------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                        647,300                                 21,736,334
-------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                         1,599,000                                 49,025,340
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    76,759,424
===============================================================================================================================

INDUSTRIAL MACHINERY--1.90%
Danaher Corp.                                                               160,000                                  8,204,800
-------------------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                 278,000                                 10,805,860
-------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                  76,000                                  4,819,160
-------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                     83,400                                  7,770,378
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    31,600,198
===============================================================================================================================

INTEGRATED OIL & GAS--3.52%
Amerada Hess Corp.(c)                                                        83,750                                  7,453,750
-------------------------------------------------------------------------------------------------------------------------------
BP PLC-ADR (United Kingdom)                                                 289,800                                 16,672,194
-------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                         134,000                                  7,187,760
-------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                               87,100                                  7,216,235
-------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           255,300                                 12,338,649
-------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.(c)                                                          89,400                                  7,757,238
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    58,625,826
===============================================================================================================================


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
                                                                                                                     MARKET
                                                                           SHARES                                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES--0.61%
ALLTEL Corp.                                                                185,000                            $    10,158,350
-------------------------------------------------------------------------------------------------------------------------------

INTERNET RETAIL--0.72%
eBay Inc.(a)                                                                 65,000                                  5,976,100
-------------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp(a)                                                      273,000                                  6,011,460
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    11,987,560
===============================================================================================================================

INTERNET SOFTWARE & SERVICES--0.57%
Yahoo! Inc.(a)(c)                                                           280,000                                  9,494,800
===============================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.83%
Goldman Sachs Group, Inc. (The)                                              70,000                                  6,526,800
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                   150,400                                  7,477,888
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                              333,700                                 16,451,410
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    30,456,098
===============================================================================================================================

IT CONSULTING & OTHER SERVICES--0.95%
Accenture Ltd.-Class A (Bermuda)(a)                                         586,000                                 15,851,300
===============================================================================================================================

LIFE & HEALTH INSURANCE--0.78%
MetLife, Inc.                                                               110,000                                  4,251,500
-------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                  186,100                                  8,754,144
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    13,005,644
===============================================================================================================================

MANAGED HEALTH CARE--1.94%
Aetna Inc.                                                                   57,000                                  5,696,010
-------------------------------------------------------------------------------------------------------------------------------
Anthem, Inc.(a)(c)                                                          114,100                                  9,955,225
-------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                     225,100                                 16,598,874
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    32,250,109
===============================================================================================================================

MOTORCYCLE MANUFACTURERS--0.36%
Harley-Davidson, Inc.                                                       100,000                                  5,944,000
===============================================================================================================================

MOVIES & ENTERTAINMENT--0.60%
Walt Disney Co. (The)                                                       440,000                                  9,922,000
===============================================================================================================================

MULTI-LINE INSURANCE--0.55%
American International Group, Inc.                                           45,000                                  3,059,550
-------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                98,000                                  6,069,140
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     9,128,690
===============================================================================================================================

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


                                                                                                                     MARKET
                                                                           SHARES                                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.65%
Xerox Corp.(a)                                                              772,300                            $    10,873,984
===============================================================================================================================

OIL & GAS DRILLING--0.65%
Transocean Inc. (Cayman Islands)(a)                                         303,000                                 10,841,340
===============================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.03%
Baker Hughes Inc.                                                           218,000                                  9,530,960
-------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                             447,100                                 15,062,799
-------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                                             136,300                                  9,174,353
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    33,768,112
===============================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.57%
Citigroup Inc.                                                              474,000                                 20,912,880
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        327,500                                 13,011,575
-------------------------------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc.                                             248,500                                  8,938,545
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    42,863,000
===============================================================================================================================

PACKAGED FOODS & MEATS--4.04%
Campbell Soup Co.                                                           544,000                                 14,301,760
-------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                         500,000                                 22,450,000
-------------------------------------------------------------------------------------------------------------------------------
Kraft Foods Inc.-Class A                                                    625,000                                 19,825,000
-------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                              467,500                                 10,687,050
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    67,263,810
===============================================================================================================================

PAPER PRODUCTS--0.68%
Georgia-Pacific Corp.                                                       314,000                                 11,288,300
===============================================================================================================================

PERSONAL PRODUCTS--1.33%
Avon Products, Inc.                                                         130,000                                  5,678,400
-------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                                        145,000                                  6,061,000
-------------------------------------------------------------------------------------------------------------------------------
Gillette Co. (The)                                                          249,000                                 10,393,260
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    22,132,660
===============================================================================================================================

PHARMACEUTICALS--8.80%
Abbott Laboratories                                                         210,000                                  8,895,600
-------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                    420,000                                  9,941,400
-------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (United Kingdom)(c)                                 370,000                                 16,180,100
-------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                           393,500                                 22,165,855
-------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                            314,600                                 10,381,800
===============================================================================================================================

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
                                                                                                                     MARKET
                                                                           SHARES                                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--(CONTINUED)
Pfizer Inc.                                                               1,137,000                            $    34,792,200
-------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)(b)(c)                                               214,000                                 15,588,501
-------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)                            210,600                                  5,465,070
-------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                       617,300                                 23,087,020
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   146,497,546
===============================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.74%
ACE Ltd. (Cayman Islands)                                                   438,200                                 17,554,292
-------------------------------------------------------------------------------------------------------------------------------
Allstate Corp. (The)                                                         90,000                                  4,319,100
-------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                         214,400                                  7,088,064
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    28,961,456
===============================================================================================================================

PUBLISHING--1.49%
Gannett Co., Inc.                                                           116,000                                  9,716,160
-------------------------------------------------------------------------------------------------------------------------------
New York Times Co. (The)-Class A(c)                                         250,000                                  9,775,000
-------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                 130,200                                  5,357,730
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    24,848,890
===============================================================================================================================

RAILROADS--1.10%
Norfolk Southern Corp.                                                      344,700                                 10,251,378
-------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                         136,900                                  8,022,340
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    18,273,718
===============================================================================================================================

REGIONAL BANKS--0.82%
BB&T Corp.                                                                  181,700                                  7,211,673
-------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                         91,500                                  6,442,515
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    13,654,188
===============================================================================================================================

RESTAURANTS--1.10%
McDonald's Corp.                                                            323,000                                  9,053,690
-------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                           227,000                                  9,229,820
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    18,283,510
===============================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.44%
Applied Materials, Inc.(a)                                                  440,000                                  7,255,600
-------------------------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS--2.49%
Analog Devices, Inc.                                                        427,300                                 16,570,694
-------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                 385,800                                  7,739,148
-------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(a)                                             584,000                                  9,046,160
-------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                299,000                                  8,073,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    41,429,002
===============================================================================================================================

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


                                                                                                                     MARKET
                                                                           SHARES                                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
SOFT DRINKS--0.85%
Coca-Cola Co. (The)                                                         200,000                            $     8,010,000
-------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                               125,000                                  6,081,250
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    14,091,250
===============================================================================================================================

SPECIALTY STORES--0.29%
Staples, Inc.                                                               159,000                                  4,741,380
===============================================================================================================================

SYSTEMS SOFTWARE--4.39%
Adobe Systems Inc.                                                           46,000                                  2,275,620
-------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                   1,095,100                                 28,801,130
-------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                             857,900                                 23,720,935
-------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                             510,000                                  5,752,800
-------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                           227,000                                 12,457,760
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    73,008,245
===============================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.86%
Countrywide Financial Corp.                                                  53,000                                  2,087,670
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                  203,300                                 12,889,220
-------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                     408,500                                 15,964,180
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    30,941,070
===============================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $1,400,907,312)                                               1,487,498,708
===============================================================================================================================

MONEY MARKET FUNDS--7.33%
Liquid Assets Portfolio-Institutional Class(d)                           61,007,982                                 61,007,982
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)                              61,007,982                                 61,007,982
===============================================================================================================================

Total Money Market Funds (Cost $122,015,964)                                                                       122,015,964
===============================================================================================================================
TOTAL INVESTMENTS--96.68% (excluding
investments purchased with cash collateral from
securities loaned)(Cost $1,522,923,276)                                                                          1,609,514,672
===============================================================================================================================
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--3.32%
STIC Prime Portfolio-Institutional Class(d)(e)                           55,298,550                                 55,298,550
-------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $55,298,550)                                                               55,298,550
===============================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $1,578,221,826)                                                            $    1,664,813,222
===============================================================================================================================

VIPEQ-QTR-1

Investment Abbreviations:

ADR                                    American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market price. The aggregate market value of these securities at September 30, 2004 was $25,473,871, which represented 1.53% of the Fund's Total Investments. See
     Note 1A.

(c) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See accompanying notes which are an integral part this schedule.

VIPEQ-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

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


A.  SECURITY VALUATIONS -- (CONTINUED)

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses

VIPEQ-QTR-1
     are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                          UNREALIZED
                        MARKET VALUE       PURCHASES        PROCEEDS     APPRECIATION   MARKET VALUE   DIVIDEND     REALIZED
FUND                      12/31/03          AT COST        FROM SALES   (DEPRECIATION)    09/30/04      INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio
 -Institutional Class   $ 33,851,833     $ 228,069,807    $(200,913,658)  $         --   $ 61,007,982   $ 316,928  $        --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio
 -Institutional Class     33,851,833       228,069,807     (200,913,658)            --     61,007,982     307,887           --
------------------------------------------------------------------------------------------------------------------------------
   SUBTOTAL             $ 67,703,666     $ 456,139,614    $(401,827,316)  $         --   $122,015,964   $ 624,815  $        --
==============================================================================================================================

    INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED
                        MARKET VALUE       PURCHASES        PROCEEDS     APPRECIATION   MARKET VALUE   DIVIDEND     REALIZED
FUND                      12/31/03          AT COST        FROM SALES   (DEPRECIATION)    09/30/04      INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio
 -Institutional Class   $ 43,116,875     $ 363,468,475    $(406,585,350)  $         --   $         --   $  64,283  $        --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio
 -Institutional Class             --        74,841,063      (19,542,513)            --     55,298,550       2,987           --
------------------------------------------------------------------------------------------------------------------------------
   SUBTOTAL             $ 43,116,875     $ 438,309,538    $(426,127,863)  $         --   $ 55,298,550   $  67,270  $        --
------------------------------------------------------------------------------------------------------------------------------
      TOTAL             $110,820,541     $ 894,449,152    $(827,955,179)  $         --   $177,314,514   $ 692,085  $        --
______________________________________________________________________________________________________________________________
==============================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held

VIPEQ-QTR-1
may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At September 30, 2004, securities with an aggregate value of $53,530,168 were on loan to brokers. The loans were secured by cash collateral of $55,298,550 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $67,270 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $1,243,817,932 and $1,403,852,108, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities       $  149,332,080
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (70,099,855)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities             $   79,232,225
===============================================================================
Cost of investments for tax purposes is                          $1,585,580,997

VIPEQ-QTR-1

                            AIM V.I. REAL ESTATE FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com             VIREA-QTR-1 9/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)


                                                                                                    MARKET
                                                                         SHARES                     VALUE
------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS & OTHER
EQUITY INTERESTS--96.81%

APARTMENTS--15.11%
American Campus Communities, Inc.(a)                                     15,300                 $   283,968
-----------------------------------------------------------------------------------------------------------
Archstone-Smith Trust                                                    39,000                   1,233,960
-----------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.                                              13,100                     788,882
-----------------------------------------------------------------------------------------------------------
BRE Properties, Inc.-Class A                                             21,300                     816,855
-----------------------------------------------------------------------------------------------------------
Camden Property Trust                                                     2,700                     124,740
-----------------------------------------------------------------------------------------------------------
Canadian Apartment Properties Real Estate Investment Trust (Canada)      23,200                     252,894
-----------------------------------------------------------------------------------------------------------
Equity Residential                                                       43,700                   1,354,700
-----------------------------------------------------------------------------------------------------------
Essex Property Trust, Inc.                                               24,800                   1,781,880
-----------------------------------------------------------------------------------------------------------
Summit Properties Inc.                                                   12,900                     348,945
-----------------------------------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                                       71,100                   1,409,913
-----------------------------------------------------------------------------------------------------------
                                                                                                  8,396,737
===========================================================================================================

DIVERSIFIED--6.74%
AEW Real Estate Income Fund                                               1,900                      32,642
-----------------------------------------------------------------------------------------------------------
Gecina S.A. (France)(b)                                                     500                      42,331
-----------------------------------------------------------------------------------------------------------
Hammerson PLC (United Kingdom)(b)                                         8,300                     108,893
-----------------------------------------------------------------------------------------------------------
Hang Lung Properties Ltd. (Hong Kong)(b)                                 62,000                      91,350
-----------------------------------------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Bermuda)(b)                                 49,000                      96,487
-----------------------------------------------------------------------------------------------------------
Land Securities Group PLC (United Kingdom)(b)                             6,300                     134,210
-----------------------------------------------------------------------------------------------------------
Mitsubishi Estate Co., Ltd. (Japan)(b)                                   13,000                     135,899
-----------------------------------------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Japan)(b)                                      14,000                     145,833
-----------------------------------------------------------------------------------------------------------
Sino Land Co. Ltd. (Hong Kong)(b)                                       142,000                     105,557
-----------------------------------------------------------------------------------------------------------
Stockland (Australia)(b)                                                 15,700                      65,301
-----------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Hong Kong)(b)                              10,000                      94,258
-----------------------------------------------------------------------------------------------------------
Unibail (France)(b)                                                         600                      72,490
-----------------------------------------------------------------------------------------------------------
Vornado Realty Trust                                                     40,200                   2,519,736
-----------------------------------------------------------------------------------------------------------
Washington Real Estate Investment Trust                                   3,300                      99,990
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,744,977
===========================================================================================================

HEALTHCARE--0.87%
Ventas, Inc.                                                             18,600                     482,112
===========================================================================================================



                                      F-1
VIREA-QTR-1

                                                                                                    MARKET
                                                                         SHARES                     VALUE
------------------------------------------------------------------------------------------------------------

INDUSTRIAL PROPERTIES--11.04%
Catellus Development Corp.                                               19,547                 $   518,191
-----------------------------------------------------------------------------------------------------------
CenterPoint Properties Trust                                             53,300                   2,322,814
-----------------------------------------------------------------------------------------------------------
ProLogis                                                                 93,514                   3,295,433
-----------------------------------------------------------------------------------------------------------
                                                                                                  6,136,438
===========================================================================================================

INDUSTRIAL/OFFICE PROPERTIES--0.57%
Brixton PLC (United Kingdom)(b)                                          11,000                      61,992
-----------------------------------------------------------------------------------------------------------
Duke Realty Corp.                                                         7,700                     255,640
-----------------------------------------------------------------------------------------------------------
                                                                                                    317,632
===========================================================================================================

LODGING-RESORTS--9.38%
Equity Inns Inc.                                                         24,600                     243,048
-----------------------------------------------------------------------------------------------------------
Fairmont Hotels & Resorts Inc. (Canada)                                  22,200                     606,504
-----------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                      75,600                   1,424,304
-----------------------------------------------------------------------------------------------------------
Host Marriott Corp.(a)                                                   89,300                   1,252,879
-----------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties                                                 16,500                     455,400
-----------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                26,500                   1,230,130
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,212,265
===========================================================================================================

OFFICE PROPERTIES--17.71%
Alexandria Real Estate Equities, Inc.                                    18,600                   1,222,392
-----------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.-Series C, 8.38% Pfd.                1,800                      47,250
-----------------------------------------------------------------------------------------------------------
Arden Realty, Inc.                                                       15,400                     501,732
-----------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                  47,700                   2,642,103
-----------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                  22,000                     626,560
-----------------------------------------------------------------------------------------------------------
Brookfield Properties Corp. (Canada)                                     16,100                     519,386
-----------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                 13,500                     441,450
-----------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                                                      15,500                     589,465
-----------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                   26,700                   1,182,810
-----------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                    38,900                   2,015,409
-----------------------------------------------------------------------------------------------------------
Sophia (France)(b)                                                        1,200                      58,263
-----------------------------------------------------------------------------------------------------------
                                                                                                  9,846,820
===========================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.88%
St. Joe Co. (The)                                                        17,300                     826,421
-----------------------------------------------------------------------------------------------------------
Trammell Crow Co.(a)                                                     14,000                     220,080
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,046,501
===========================================================================================================



                                      F-2
VIREA-QTR-1

                                                                                                    MARKET
                                                                         SHARES                     VALUE
------------------------------------------------------------------------------------------------------------

REGIONAL MALLS--18.88%
Borealis Retail Real Estate Investment Trust (Canada)                     7,400                 $    74,094
-----------------------------------------------------------------------------------------------------------
CFS Gandel Retail Trust (Australia)(b)                                  137,200                     155,384
-----------------------------------------------------------------------------------------------------------
General Growth Properties, Inc.                                         106,700                   3,307,700
-----------------------------------------------------------------------------------------------------------
Klepierre (France)(b)                                                     2,600                     188,574
-----------------------------------------------------------------------------------------------------------
Liberty International PLC (United Kingdom)(b)                            11,100                     166,443
-----------------------------------------------------------------------------------------------------------
Macerich Co. (The)                                                       38,700                   2,062,323
-----------------------------------------------------------------------------------------------------------
Mills Corp. (The)                                                        15,100                     783,237
-----------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                               67,900                   3,641,477
-----------------------------------------------------------------------------------------------------------
Westfield Group (Australia)(a)                                           10,400                     115,134
-----------------------------------------------------------------------------------------------------------
                                                                                                 10,494,366
===========================================================================================================

SELF STORAGE FACILITIES--2.38%
Extra Space Storage Inc.                                                 15,500                     197,625
-----------------------------------------------------------------------------------------------------------
Public Storage, Inc.                                                     10,900                     540,095
-----------------------------------------------------------------------------------------------------------
Shurgard Storage Centers, Inc.-Class A                                   15,100                     585,880
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,323,600
===========================================================================================================

SHOPPING CENTERS--9.29%
Acadia Realty Trust                                                       3,000                      44,250
-----------------------------------------------------------------------------------------------------------
Capital & Regional PLC (United Kingdom)(b)                               13,600                     139,869
-----------------------------------------------------------------------------------------------------------
Chelsea Property Group, Inc.                                             14,900                     999,790
-----------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                      44,800                   1,753,920
-----------------------------------------------------------------------------------------------------------
Eurocommercial Properties N.V. (Netherlands)(b)                           3,800                     118,056
-----------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust                                           9,300                     409,200
-----------------------------------------------------------------------------------------------------------
Japan Retail Fund Investment Corp. (Japan)(b)                                12                      89,988
-----------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                                       8,600                     465,260
-----------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                    15,400                     715,946
-----------------------------------------------------------------------------------------------------------
Urstadt Biddle Properties-Class A                                        28,100                     428,244
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,164,523
===========================================================================================================

SPECIALTY PROPERTIES--2.96%
American Financial Realty Trust                                          23,300                     328,763
-----------------------------------------------------------------------------------------------------------
Entertainment Properties Trust                                           10,600                     400,680
-----------------------------------------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                                              26,100                     914,283
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,643,726
===========================================================================================================

Total Real Estate Investment Trusts, Common Stocks &
Other Equity Interests (Cost $46,313,962)                                                        53,809,697
===========================================================================================================



                                      F-3
VIREA-QTR-1

                                                                                                    MARKET
                                                                         SHARES                     VALUE
------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.19%
INVESCO Treasurer's Money Market Reserve Fund
(Cost $1,773,065)(c)                                                  1,773,065                 $ 1,773,065
===========================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $48,087,027)                                                  $55,582,762
___________________________________________________________________________________________________________
===========================================================================================================



Investment Abbreviations:

Pfd.                 Preferred
REIT                 Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $2,071,178, which represented 3.73% of the Fund's Total Investments. See
    Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. Effective October 15, 2004, INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio. See Note 2.

    See accompanying notes which are an integral part of the this schedule.



                                      F-4
VIREA-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004
(UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of



                                      F-5
VIREA-QTR-1
    current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.




                                      F-6
VIREA-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                   MARKET                       PROCEEDS        UNREALIZED       MARKET
                   VALUE        PURCHASES         FROM         APPRECIATION      VALUE      DIVIDEND    REALIZED
FUND              12/31/03       AT COST          SALES       (DEPRECIATION)    09/30/04     INCOME    GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------------
INVESCO
Treasurer's
Money Market
Reserve Fund    $1,799,987    $27,435,383     $(27,462,305)     $     --       $1,773,065    $18,114       $   --
=================================================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $36,005,762 and $11,014,955, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities      $7,526,898
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (39,185)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities            $7,487,713
==========================================================================

Cost of investments for tax purposes is $48,095,049.






                                      F-7
VIREA-QTR-1

                         AIM V.I. SMALL CAP EQUITY FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com          VISCE-QTR-1 9/04            A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                               MARKET
                                                                                         SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--96.30%

ADVERTISING--1.09%
R.H. Donnelley Corp.(a)                                                                    4,050            $    199,908
========================================================================================================================

AEROSPACE & DEFENSE--2.01%
Alliant Techsystems Inc.(a)                                                                3,000                 181,500
------------------------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp.                                                                       3,300                 188,859
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 370,359
========================================================================================================================

AIR FREIGHT & LOGISTICS--2.34%
EGL, Inc.(a)                                                                               6,100                 184,586
------------------------------------------------------------------------------------------------------------------------
UTI Worldwide, Inc. (United Kingdom)                                                       4,200                 247,002
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 431,588
========================================================================================================================

ALUMINUM--0.53%
Century Aluminum Co.(a)                                                                    3,500                  97,055
========================================================================================================================

APPAREL RETAIL--4.94%
Aeropostale, Inc.(a)                                                                       5,800                 151,960
------------------------------------------------------------------------------------------------------------------------
Cache, Inc.(a)                                                                            13,900                 208,500
------------------------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The)-Class A                                                            3,000                  92,760
------------------------------------------------------------------------------------------------------------------------
Genesco Inc.(a)                                                                            3,900                  91,845
------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                                                             6,400                 185,920
------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.(a)                                                                      5,250                 179,655
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 910,640
========================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.10%
Quiksilver, Inc.(a)                                                                        8,000                 203,360
========================================================================================================================

APPLICATION SOFTWARE--2.73%
ANSYS, Inc.(a)                                                                             2,000                  99,460
------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.(a)                                                                4,700                 159,753
------------------------------------------------------------------------------------------------------------------------
Kronos Inc.(a)                                                                             2,100                  93,009
------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc.(a)                                                                    3,000                 150,210
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 502,432
========================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.99%
Affiliated Managers Group, Inc.(a)                                                         3,400                 182,036
========================================================================================================================

BIOTECHNOLOGY--1.41%
Serologicals Corp.(a)                                                                     11,100                 258,963
========================================================================================================================

VISCE-QTR-1

                                                                                                               MARKET
                                                                                         SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.49%
NCI Building Systems, Inc.(a)                                                              2,800              $   89,320
========================================================================================================================

CASINOS & GAMING--1.04%
Argosy Gaming Co.(a)                                                                       4,900                 192,080
========================================================================================================================

COMMERCIAL PRINTING--0.50%
Banta Corp.                                                                                2,300                  91,425
========================================================================================================================

COMMUNICATIONS EQUIPMENT--1.90%
CommScope, Inc.(a)                                                                         9,100                 196,560
------------------------------------------------------------------------------------------------------------------------
Inter-Tel, Inc.                                                                            7,100                 153,502
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 350,062
========================================================================================================================

COMPUTER HARDWARE--0.50%
Intergraph Corp.(a)                                                                        3,400                  92,378
========================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.05%
Synaptics Inc.(a)                                                                          5,400                 108,864
------------------------------------------------------------------------------------------------------------------------
UNOVA, Inc.(a)                                                                             6,000                  84,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 193,164
========================================================================================================================

CONSTRUCTION & ENGINEERING--1.01%
Chicago Bridge & Iron Co. N.V.-New York Shares
(Netherlands)                                                                              6,200                 185,938
========================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.26%
Wabash National Corp.(a)                                                                   8,300                 228,001
------------------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                              10,100                 188,769
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 416,770
========================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--4.63%
Corrections Corp. of America(a)                                                            5,750                 203,320
------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                                                           11,400                 230,622
------------------------------------------------------------------------------------------------------------------------
Navigant Consulting, Inc.(a)                                                              10,700                 234,972
------------------------------------------------------------------------------------------------------------------------
NCO Group, Inc.(a)                                                                         6,800                 183,260
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 852,174
========================================================================================================================

DIVERSIFIED METALS & MINING--1.31%
Compass Minerals International, Inc.                                                      10,900                 241,980
========================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.07%
Paxar Corp.(a)                                                                             8,700                 197,316
========================================================================================================================

ENVIRONMENTAL SERVICES--1.05%
Waste Connections, Inc.(a)                                                                 6,100                 193,248
========================================================================================================================

VISCE-QTR-1

                                                                                                               MARKET
                                                                                         SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.49%
New Jersey Resources Corp.                                                                 2,200              $   91,080
========================================================================================================================

HEALTH CARE DISTRIBUTORS--0.44%
PSS World Medical, Inc.(a)                                                                 8,100                  81,324
========================================================================================================================

HEALTH CARE EQUIPMENT--2.41%
Datascope Corp.                                                                            2,400                  89,520
------------------------------------------------------------------------------------------------------------------------
Invacare Corp.                                                                             4,100                 188,600
------------------------------------------------------------------------------------------------------------------------
Varian Inc.(a)                                                                             4,400                 166,628
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 444,748
========================================================================================================================

HEALTH CARE FACILITIES--2.92%
Genesis HealthCare Corp.(a)                                                                2,900                  88,189
------------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc.(a)                                                                7,100                 173,240
------------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc.(a)                                            2,400                  82,440
------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc.(a)                                                                        9,400                 193,922
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 537,791
========================================================================================================================

HEALTH CARE SERVICES--1.07%
Apria Healthcare Group Inc.(a)                                                             7,200                 196,200
========================================================================================================================

HEALTH CARE SUPPLIES--2.00%
Advanced Medical Optics, Inc.(a)                                                           4,800                 189,936
------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.(a)                                                         6,000                 178,140
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 368,076
========================================================================================================================

HOTELS, RESORTS & CRUISE LINES--2.04%
Kerzner International Ltd. (Bahamas)(a)                                                    4,500                 197,865
------------------------------------------------------------------------------------------------------------------------
La Quinta Corp.(a)                                                                        22,900                 178,620
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 376,485
========================================================================================================================

HOUSEHOLD PRODUCTS--0.72%
Rayovac Corp.(a)                                                                           5,050                 133,067
========================================================================================================================

HOUSEWARES & SPECIALTIES--2.32%
Jarden Corp.(a)                                                                            6,300                 229,887
------------------------------------------------------------------------------------------------------------------------
Yankee Candle Co., Inc. (The)(a)                                                           6,800                 196,928
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 426,815
========================================================================================================================

INDUSTRIAL GASES--0.89%
Airgas, Inc.                                                                               6,800                 163,676
========================================================================================================================

INDUSTRIAL MACHINERY--2.00%
Kaydon Corp.                                                                               3,100                  89,187
------------------------------------------------------------------------------------------------------------------------
Kennametal Inc.                                                                            4,050                 182,857
------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                  2,700                  95,742
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 367,786
========================================================================================================================

VISCE-QTR-1

                                                                                                               MARKET
                                                                                         SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
INSURANCE BROKERS--1.65%
Hilb Rogal & Hobbs Co.                                                                     3,700               $ 134,014
------------------------------------------------------------------------------------------------------------------------
U.S.I. Holdings Corp.(a)                                                                  12,500                 170,625
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 304,639
========================================================================================================================

INTERNET SOFTWARE & SERVICES--0.55%
Digitas Inc.(a)                                                                           13,000                 100,490
========================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.11%
CMET Finance Holdings, Inc. (Acquired 12/08/2003;
Cost $20,000)(a)(b)(c)(d)                                                                    200                  20,000
========================================================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--1.44%
iShares Nasdaq Biotechnology Index Fund(a)                                                 3,800                 266,000
========================================================================================================================

IT CONSULTING & OTHER SERVICES--0.52%
CACI International Inc.-Class A(a)                                                         1,800                  95,004
========================================================================================================================

LEISURE PRODUCTS--0.77%
Steinway Musical Instruments, Inc.(a)                                                      5,200                 141,440
========================================================================================================================

LIFE & HEALTH INSURANCE--1.30%
American Medical Security Group, Inc.(a)                                                   7,500                 239,925
========================================================================================================================

MANAGED HEALTH CARE--1.17%
AMERIGROUP Corp.(a)                                                                        1,800                 101,250
------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc.(a)                                                            2,400                 115,032
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 216,282
========================================================================================================================

METAL & GLASS CONTAINERS--0.95%
AptarGroup, Inc.                                                                           4,000                 175,880
========================================================================================================================

MULTI-LINE INSURANCE--0.07%
Quanta Capital Holdings Ltd. (Bermuda) (Acquired
11/21/2003-12/05/2003; Cost $15,306)(a)(b)(c)                                              1,500                  12,225
========================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--1.25%
Avista Corp.                                                                               5,000                  90,500
------------------------------------------------------------------------------------------------------------------------
Energen Corp.                                                                              2,700                 139,185
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 229,685
========================================================================================================================

OFFICE SERVICES & SUPPLIES--0.53%
Brady Corp.-Class A                                                                        2,000                  97,540
========================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.82%
FMC Technologies, Inc.(a)                                                                  4,500                 150,300
========================================================================================================================

VISCE-QTR-1

                                                                                                               MARKET
                                                                                         SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--2.69%
Comstock Resources, Inc.(a)                                                                5,200               $ 108,784
------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co.(a)                                                     6,900                 164,634
------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co.(a)                                                                 5,300                 222,547
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 495,965
========================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.90%
Golar LNG Ltd. (Bermuda)(a)(e)                                                             7,660                 121,536
------------------------------------------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd. (Bermuda)                                                    6,500                 228,475
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 350,011
========================================================================================================================

PACKAGED FOODS & MEATS--0.98%
Flowers Foods, Inc.                                                                        7,000                 180,950
========================================================================================================================

PAPER PRODUCTS--1.05%
Wausau-Mosinee Paper Corp.                                                                11,600                 193,140
========================================================================================================================

PHARMACEUTICALS--0.80%
Axcan Pharma Inc. (Canada)(a)                                                              9,400                 146,546
========================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.99%
Philadelphia Consolidated Holding Corp.(a)                                                 3,300                 181,896
========================================================================================================================

REAL ESTATE--3.44%
Alexandria Real Estate Equities, Inc.                                                      1,300                  85,436
------------------------------------------------------------------------------------------------------------------------
Amli Residential Properties Trust                                                          2,900                  88,595
------------------------------------------------------------------------------------------------------------------------
Fieldstone Investment Corp. (Acquired
11/10/03-07/14/03; Cost $183,895)(c)(d)                                                   10,400                 176,800
------------------------------------------------------------------------------------------------------------------------
JER Investors Trust Inc. (Acquired 05/27/04; Cost
$141,000)(a)(c)(d)                                                                         9,400                 141,000
------------------------------------------------------------------------------------------------------------------------
New York Mortgage Trust, Inc.(a)                                                          15,200                 142,120
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 633,951
========================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.14%
Jones Lang LaSalle Inc.(a)                                                                 6,350                 209,614
========================================================================================================================

REGIONAL BANKS--4.34%
Alabama National BanCorp.                                                                  2,900                 173,623
------------------------------------------------------------------------------------------------------------------------
Bank of the Ozarks, Inc.                                                                     900                  26,757
------------------------------------------------------------------------------------------------------------------------
Boston Private Financial Holdings, Inc.                                                    3,500                  87,360
------------------------------------------------------------------------------------------------------------------------
Cathay General Bancorp                                                                     3,300                 122,727
------------------------------------------------------------------------------------------------------------------------
CVB Financial Corp.                                                                        3,100                  68,882
------------------------------------------------------------------------------------------------------------------------
Hancock Holding Co.                                                                        1,700                  54,043
------------------------------------------------------------------------------------------------------------------------
Hudson United Bancorp                                                                      2,400                  88,440
------------------------------------------------------------------------------------------------------------------------
MB Financial, Inc.                                                                         2,300                  91,172
------------------------------------------------------------------------------------------------------------------------
Wintrust Financial Corp.                                                                   1,500                  85,920
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 798,924
========================================================================================================================

VISCE-QTR-1

                                                                                                               MARKET
                                                                                         SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
RESTAURANTS--1.02%
Lone Star Steakhouse & Saloon, Inc.                                                        3,700            $     95,571
------------------------------------------------------------------------------------------------------------------------
Papa John's International, Inc.(a)                                                         3,000                  92,040
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 187,611
========================================================================================================================

SEMICONDUCTOR EQUIPMENT--2.08%
Axcelis Technologies, Inc.(a)                                                             16,000                 132,480
------------------------------------------------------------------------------------------------------------------------
Cabot Microelectronics Corp.(a)                                                            4,400                 159,500
------------------------------------------------------------------------------------------------------------------------
Cymer, Inc.(a)                                                                             3,200                  91,712
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 383,692
========================================================================================================================

SEMICONDUCTORS--0.50%
Semtech Corp.(a)                                                                           4,800                  92,016
========================================================================================================================

SPECIALTY CHEMICALS--2.16%
Albemarle Corp.                                                                            5,400                 189,486
------------------------------------------------------------------------------------------------------------------------
Minerals Technologies Inc.                                                                 3,550                 208,953
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 398,439
========================================================================================================================

STEEL--1.12%
Commercial Metals Co.                                                                      5,200                 206,544
========================================================================================================================

TECHNOLOGY DISTRIBUTORS--3.11%
Anixter International Inc.                                                                 5,300                 185,977
------------------------------------------------------------------------------------------------------------------------
Global Imaging Systems, Inc.(a)                                                            5,800                 180,264
------------------------------------------------------------------------------------------------------------------------
ScanSource, Inc.(a)                                                                        3,250                 207,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 573,591
========================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.48%
Corus Bankshares, Inc.                                                                     2,100                  90,573
------------------------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                                            2,900                  90,190
------------------------------------------------------------------------------------------------------------------------
Sterling Financial Corp.(a)                                                                2,600                  91,624
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 272,387
========================================================================================================================

TIRES & RUBBER--0.45%
Bandag, Inc.                                                                               1,900                  83,220
========================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.98%
Watsco, Inc.                                                                               6,000                 180,180
========================================================================================================================

TRUCKING--3.69%
Dollar Thrifty Automotive Group, Inc.(a)                                                   7,550                 183,692
------------------------------------------------------------------------------------------------------------------------
Landstar System, Inc.(a)                                                                   3,950                 231,786
------------------------------------------------------------------------------------------------------------------------
Overnite Corp.                                                                             8,400                 264,012
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 679,490
------------------------------------------------------------------------------------------------------------------------
Total Common Stocks & Other Equity Interests (Cost
$16,698,056)                                                                                                  17,736,821
========================================================================================================================

VISCE-QTR-1

                                                                                       PRINCIPAL               MARKET
                                                                                         AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.54%
1.57%, 12/16/04 (Cost $99,669)(f)(g)                                           $         100,000            $     99,668
========================================================================================================================

                                                                                        SHARES
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.16%
Liquid Assets Portfolio-Institutional Class(h)                                           291,099                 291,099
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(h)                                              291,099                 291,099
------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $582,198)                                                                         582,198
========================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $17,379,923)                                                              $ 18,418,687
________________________________________________________________________________________________________________________
========================================================================================================================


Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at September 30, 2004 was $ 32,225, which represented 0.17% of the Fund's Total Investments. See Note 1A.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $350,025, which represented 1.90% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at September 30, 2004 was $337,800, which represented 1.83% of the Fund's Total Investments.

(e) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $121,536, which represented 0.66% of the Fund's Total Investments. See Note 1A.

(f) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2004 was $99,968, which represented 0.54% of the Fund's Total Investments. See Note 1A.

(g) Security traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

         See accompanying notes which are an integral part of this schedule.

VISCE-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

VISCE-QTR-1
      include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a




                                      F-9
VISCE-QTR-1
      written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                  MARKET                                   UNREALIZED        MARKET                  REALIZED
                                  VALUE      PURCHASES      PROCEEDS      APPRECIATION        VALUE      DIVIDEND     GAIN
FUND                             12/31/03     AT COST      FROM SALES    (DEPRECIATION)     09/30/04      INCOME      (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                           $    --    $  3,202,731   $ (2,911,632)   $       --       $  291,099    $  2,035     $    --
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                                --       3,202,731     (2,911,632)           --          291,099       2,013          --
-----------------------------------------------------------------------------------------------------------------------------
     TOTAL                      $    --    $  6,405,462   $ (5,823,264)   $       --       $  582,198    $  4,048     $    --
=============================================================================================================================




                                      F-10
VISCE-QTR-1

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $33,507,880 and $17,568,277, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                 $     1,290,213
------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                      (251,489)
------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                       $     1,038,724
==========================================================================================

Cost of investments for tax purposes is $17,379,963.

VISCE-QTR-1

                          INVESCO VIF-CORE EQUITY FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004

      Effective October 15, 2004, after the close of the reporting period, INVESCO VIF-Core Equity Fund was renamed AIM V.I. Core Stock Fund

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com           I-VICSTO-QTR-1 9/04         A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                                          MARKET
                                                                                             SHARES                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.83%
AEROSPACE & DEFENSE--3.98%
Honeywell International Inc.                                                                 46,300                   $   1,660,318
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                    21,900                       2,045,022
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,705,340
===================================================================================================================================

ALUMINUM--1.44%
Alcoa Inc.                                                                                   40,000                       1,343,600
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.37%
Bank of New York Co., Inc. (The)                                                             43,600                       1,271,812
===================================================================================================================================

BIOTECHNOLOGY--1.10%
Amgen Inc.(a)                                                                                18,100                       1,025,908
===================================================================================================================================

CASINOS & GAMING--1.17%
International Game Technology                                                                30,400                       1,092,880
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--4.00%
Cisco Systems, Inc.(a)                                                                      139,300                       2,521,330
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                                30,700                       1,198,528
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,719,858
===================================================================================================================================

COMPUTER HARDWARE--3.44%
Dell Inc.(a)                                                                                 56,200                       2,000,720
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                        14,000                       1,200,360
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,201,080
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.63%
EMC Corp.(a)                                                                                131,600                       1,518,664
===================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.18%
Deere & Co.                                                                                  17,000                       1,097,350
===================================================================================================================================

CONSUMER FINANCE--1.64%
MBNA Corp.                                                                                   60,600                       1,527,120
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.45%
First Data Corp.                                                                             31,000                       1,348,500
===================================================================================================================================

I-VICSTO-QTR-1

                                                                                                                          MARKET
                                                                                              SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS--2.36%
E. I. du Pont de Nemours & Co.                                                                28,200                  $   1,206,960
-----------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                          16,200                        992,736
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,199,696
===================================================================================================================================

DRUG RETAIL--2.38%
Walgreen Co.                                                                                  61,700                      2,210,711
===================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.52%
Emerson Electric Co.                                                                          22,800                      1,411,092
===================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--1.44%
Jabil Circuit, Inc.(a)                                                                        58,400                      1,343,200
===================================================================================================================================

FOREST PRODUCTS--1.33%
Weyerhaeuser Co.                                                                              18,600                      1,236,528
===================================================================================================================================

GENERAL MERCHANDISE STORES--2.16%
Target Corp.                                                                                  44,400                      2,009,100
===================================================================================================================================

HEALTH CARE EQUIPMENT--2.11%
Boston Scientific Corp.(a)                                                                    23,300                        925,709
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                               20,000                      1,038,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,963,709
===================================================================================================================================

HOME IMPROVEMENT RETAIL--3.79%
Home Depot, Inc. (The)                                                                        35,600                      1,395,520
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                             39,200                      2,130,520
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,526,040
===================================================================================================================================

HOUSEHOLD PRODUCTS--1.18%
Procter & Gamble Co. (The)                                                                    20,300                      1,098,636
===================================================================================================================================

HYPERMARKETS & SUPER CENTERS-- 0.91%
Wal-Mart Stores, Inc.                                                                         15,900                        845,880
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--2.89%
General Electric Co.                                                                          80,100                      2,689,758
===================================================================================================================================

INDUSTRIAL GASES--4.05%
Air Products & Chemicals, Inc.                                                                27,100                      1,473,698
-----------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                 53,700                      2,295,138
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,768,836
===================================================================================================================================

I-VICSTO-QTR-1

                                                                                                                          MARKET
                                                                                              SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY--6.23%
Eaton Corp.                                                                                   38,900                  $   2,466,649
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                                      15,600                      1,453,452
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                                                          27,700                      1,882,769
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,802,870
===================================================================================================================================

INTERNET RETAIL--1.60%
eBay Inc.(a)                                                                                  16,200                      1,489,428
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--6.54%
Goldman Sachs Group, Inc. (The)                                                               25,500                      2,377,620
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                     31,000                      1,541,320
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                43,900                      2,164,270
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,083,210
===================================================================================================================================

MOVIES & ENTERTAINMENT--1.09%
Viacom Inc.-Class B                                                                           30,200                      1,013,512
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--3.96%
Citigroup Inc.                                                                                55,966                      2,469,220
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                          30,700                      1,219,711
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,688,931
===================================================================================================================================

PAPER PRODUCTS--0.12%
International Paper Co.                                                                        2,700                        109,107
===================================================================================================================================

PHARMACEUTICALS--10.66%
Johnson & Johnson                                                                             70,800                      3,988,164
-----------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                             25,000                      1,501,250
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                                  112,480                      3,441,888
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                         26,600                        994,840
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,926,142
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.19%
Applied Materials, Inc.(a)                                                                    66,900                      1,103,181
===================================================================================================================================

SEMICONDUCTORS--7.17%
Altera Corp.(a)                                                                               53,200                      1,041,124
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                   88,800                      1,781,328
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                       35,600                      1,290,144
-----------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                               17,000                        718,930
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                                        86,700                      1,844,976
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,676,502
===================================================================================================================================

SOFT DRINKS--1.03%
PepsiCo, Inc.                                                                                 19,700                        958,405
===================================================================================================================================

I-VICSTO-QTR-1

                                                                                                                          MARKET
                                                                                              SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES--1.74%
Bed Bath & Beyond Inc.(a)                                                                     26,600                  $     987,126
-----------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                 20,600                        633,244
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,620,370
===================================================================================================================================

SYSTEMS SOFTWARE--4.41%
Microsoft Corp.                                                                               95,700                      2,646,105
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                                             26,600                      1,459,808
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,105,913
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--5.57%
Fannie Mae                                                                                    26,900                      1,705,460
-----------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                         40,300                      1,635,374
-----------------------------------------------------------------------------------------------------------------------------------
Radian Group Inc.                                                                             39,800                      1,839,954
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,180,788
===================================================================================================================================

Total Common Stocks (Cost $90,776,842)                                                                                   92,913,657
===================================================================================================================================


MONEY MARKET FUNDS--0.17%
INVESCO Treasurer's Money Market Reserve Fund
(Cost $159,112)(b)                                                                           159,112                        159,112
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $90,935,954)                                                                        $  93,072,769
___________________________________________________________________________________________________________________________________
===================================================================================================================================


Notes to Schedule of Investments:


(a)   Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. Effective October 15, 2004, INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio. See Note 2.

See accompanying notes which are an integral part of this schedule.

I-VICSTO-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service.

I-VICSTO-QTR-1

     Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I-VICSTO-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.


    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            MARKET                        PROCEEDS        UNREALIZED       MARKET
                            VALUE         PURCHASES         FROM         APPRECIATION       VALUE       DIVIDEND     REALIZED
FUND                       12/31/03        AT COST         SALES        (DEPRECIATION)     09/30/04      INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
INVESCO
Treasurer's Money
Market Reserve
Fund                    $     1,791,903  $  10,484,888  $(12,117,679)   $          --     $  159,112    $  4,645    $        --
===============================================================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $32,538,238 and $43,254,074, respectively.



 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $ 6,769,664
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (4,632,849)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                $ 2,136,815
===============================================================================

Investments have the same cost for tax and financial statement purposes.

I-VICSTO-QTR-1

                          INVESCO VIF-DYNAMICS FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004

    Effective October 15, 2004, after the close of the reporting period, INVESCO VIF - Dynamics Fund was renamed AIM V.I. Dynamics Fund

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              VIDYN-QTR-1 9/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)


                                                                                                      MARKET
                                                                                SHARES                VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.56%
ADVERTISING--0.79%
Omnicom Group Inc.                                                                  12,330          $   900,830
===============================================================================================================

AIR FREIGHT & LOGISTICS--0.55%
Robinson (C.H.) Worldwide, Inc.                                                     13,500              626,265
===============================================================================================================

APPAREL RETAIL--1.19%
Abercrombie & Fitch Co.-Class A                                                     24,800              781,200
---------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                   24,100              564,904
===============================================================================================================
                                                                                                      1,346,104
===============================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.56%
Coach, Inc.(a)                                                                      24,400            1,035,048
---------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                             51,400            1,869,418
===============================================================================================================
                                                                                                      2,904,466
===============================================================================================================

APPLICATION SOFTWARE--3.02%
Amdocs Ltd. (United Kingdom)(a)                                                     51,300            1,119,879
---------------------------------------------------------------------------------------------------------------
Intuit Inc.(a)                                                                      31,800            1,443,720
---------------------------------------------------------------------------------------------------------------
NAVTEQ(a)                                                                           24,200              862,488
===============================================================================================================
                                                                                                      3,426,087
===============================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--4.35%
Franklin Resources, Inc.                                                            16,000              892,160
---------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                  21,700              979,321
---------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                    20,550            1,094,698
---------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                18,480              753,984
---------------------------------------------------------------------------------------------------------------
T. Rowe Price Group Inc.                                                            23,900            1,217,466
===============================================================================================================
                                                                                                      4,937,629
===============================================================================================================

BIOTECHNOLOGY--1.25%
Genzyme Corp.(a)                                                                    16,000              870,560
---------------------------------------------------------------------------------------------------------------
Invitrogen Corp.(a)                                                                  9,900              544,401
===============================================================================================================
                                                                                                      1,414,961
===============================================================================================================

I-VIDYN-QTR-1


                                                                                                      MARKET
                                                                                SHARES                VALUE
---------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV--2.98%
EchoStar Communications Corp.-Class A(a)                                            40,780          $ 1,269,074
---------------------------------------------------------------------------------------------------------------
Scripps Co. (E.W.) (The)-Class A                                                    16,800              802,704
---------------------------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)                                            41,500            1,311,815
===============================================================================================================
                                                                                                      3,383,593
===============================================================================================================

CASINOS & GAMING--1.06%
Station Casinos, Inc.                                                               24,600            1,206,384
===============================================================================================================

COMMUNICATIONS EQUIPMENT--3.72%
Avaya Inc.(a)                                                                       96,900            1,350,786
---------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.(a)                                                        77,300            1,455,559
---------------------------------------------------------------------------------------------------------------
Corning Inc.(a)                                                                     79,100              876,428
---------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.(a)                                                           23,000              542,800
===============================================================================================================
                                                                                                      4,225,573
===============================================================================================================

COMPUTER HARDWARE--0.92%
PalmOne, Inc.(a)                                                                    34,300            1,044,092
===============================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.20%
Lexmark International, Inc.-Class A(a)                                               6,700              562,867
---------------------------------------------------------------------------------------------------------------
Storage Technology Corp.(a)                                                         31,900              805,794
===============================================================================================================
                                                                                                      1,368,661
===============================================================================================================

CONSTRUCTION & ENGINEERING--0.54%
Chicago Bridge & Iron Co. N.V.-New York Shares (Netherlands)                        20,400              611,796
===============================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.62%
Cummins Inc.                                                                        11,500              849,735
---------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                         18,500            1,194,175
---------------------------------------------------------------------------------------------------------------
PACCAR Inc.                                                                         13,400              926,208
===============================================================================================================
                                                                                                      2,970,118
===============================================================================================================

CONSUMER ELECTRONICS--1.16%
Garmin Ltd. (Cayman Islands)(b)                                                     30,500            1,319,125
===============================================================================================================

CONSUMER FINANCE--0.58%
Providian Financial Corp.                                                           42,700              663,558
===============================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--4.02%
Alliance Data Systems Corp.(a)                                                      26,700            1,082,952
---------------------------------------------------------------------------------------------------------------
DST Systems, Inc.(a)                                                                38,500            1,712,095
---------------------------------------------------------------------------------------------------------------
Iron Mountain Inc.(a)                                                               34,700            1,174,595
---------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                       19,800              596,970
===============================================================================================================
                                                                                                      4,566,612
===============================================================================================================

I-VIDYN-QTR-1


                                                                                                      MARKET
                                                                                SHARES                VALUE
---------------------------------------------------------------------------------------------------------------
DEPARTMENT STORES--1.14%
Kohl's Corp.(a)                                                                     26,900          $ 1,296,311
===============================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--2.43%
Apollo Group, Inc.-Class A(a)                                                        6,650              487,910
---------------------------------------------------------------------------------------------------------------
Career Education Corp.(a)                                                           16,600              471,938
---------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                        23,600              992,144
---------------------------------------------------------------------------------------------------------------
Corrections Corp. of America(a)                                                     22,700              802,672
===============================================================================================================
                                                                                                      2,754,664
===============================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.55%
Cooper Industries, Ltd.-Class A (Bermuda)                                           10,500              619,500
===============================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.12%
Amphenol Corp.-Class A(a)                                                           37,200            1,274,472
===============================================================================================================

EMPLOYMENT SERVICES--2.31%
Manpower Inc.                                                                       41,000            1,824,090
---------------------------------------------------------------------------------------------------------------
Robert Half International Inc.                                                      31,000              798,870
===============================================================================================================
                                                                                                      2,622,960
===============================================================================================================

ENVIRONMENTAL SERVICES--2.42%
Republic Services, Inc.                                                             63,700            1,895,712
---------------------------------------------------------------------------------------------------------------
Stericycle, Inc.(a)                                                                 18,600              853,740
===============================================================================================================
                                                                                                      2,749,452
===============================================================================================================

GENERAL MERCHANDISE STORES--0.82%
Dollar General Corp.                                                                46,300              932,945
===============================================================================================================

HEALTH CARE DISTRIBUTORS--0.98%
Henry Schein, Inc.(a)                                                               17,800            1,109,118
===============================================================================================================

HEALTH CARE EQUIPMENT--2.24%
Kinetic Concepts, Inc.(a)                                                           15,600              819,780
---------------------------------------------------------------------------------------------------------------
Nobel Biocare Holding A.G. (Switzerland)(c)                                          4,400              686,075
---------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.(a)                                                             6,900              186,438
---------------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                                     19,200              846,720
===============================================================================================================
                                                                                                      2,539,013
===============================================================================================================

HEALTH CARE SERVICES--2.30%
Caremark Rx, Inc.(a)                                                                44,175            1,416,692
---------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.(a)                                                            18,300            1,195,722
===============================================================================================================
                                                                                                      2,612,414
===============================================================================================================

I-VIDYN-QTR-1


                                                                                                      MARKET
                                                                                SHARES                VALUE
---------------------------------------------------------------------------------------------------------------
HEALTH CARE SUPPLIES--1.32%
Alcon, Inc. (Switzerland)                                                           11,700          $   938,340
---------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC (United Kingdom)(c)                                              60,400              555,590
===============================================================================================================
                                                                                                      1,493,930
===============================================================================================================

HOMEBUILDING--1.00%
Pulte Homes, Inc.                                                                   18,500            1,135,345
===============================================================================================================

HOTELS, RESORTS & CRUISE LINES--3.91%
Hilton Hotels Corp.                                                                 86,700            1,633,428
---------------------------------------------------------------------------------------------------------------
Royal Carribbean Cruises Ltd. (Liberia)                                             31,500            1,373,400
---------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                           31,000            1,439,020
===============================================================================================================
                                                                                                      4,445,848
===============================================================================================================

HYPERMARKETS & SUPER CENTERS--1.26%
BJ's Wholesale Club, Inc.(a)                                                        52,200            1,427,148
===============================================================================================================

INDUSTRIAL MACHINERY--2.47%
Eaton Corp.                                                                         26,900            1,705,729
---------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                                                16,100            1,094,317
===============================================================================================================
                                                                                                      2,800,046
===============================================================================================================

INSURANCE BROKERS--0.49%
Willis Group Holdings Ltd. (Bermuda)                                                15,000              561,000
===============================================================================================================

INTEGRATED OIL & GAS--1.37%
Murphy Oil Corp.                                                                    18,000            1,561,860
===============================================================================================================

INTERNET RETAIL--0.36%
Priceline.com Inc.(a)                                                               18,700              414,579
===============================================================================================================

INTERNET SOFTWARE & SERVICES--2.11%
Ask Jeeves, Inc.(a)                                                                 21,251              695,120
---------------------------------------------------------------------------------------------------------------
VeriSign, Inc.(a)                                                                   85,400            1,697,752
===============================================================================================================
                                                                                                      2,392,872
===============================================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--0.84%
iShares Nasdaq Biotechnology Index Fund(a)                                          13,700              959,000
===============================================================================================================

MANAGED HEALTH CARE--2.10%
Aetna Inc.                                                                          11,700            1,169,181
---------------------------------------------------------------------------------------------------------------
Anthem, Inc.(a)                                                                     13,900            1,212,775
===============================================================================================================
                                                                                                      2,381,956
===============================================================================================================

MULTI-LINE INSURANCE--0.11%
Quanta Capital Holdings Ltd. (Bermuda)(a)                                           14,800              120,620
===============================================================================================================

I-VIDYN-QTR-1


                                                                                                      MARKET
                                                                                SHARES                VALUE
---------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.65%
Zebra Technologies Corp.-Class A(a)                                                 12,150          $   741,271
===============================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.68%
BJ Services Co.                                                                     12,800              670,848
---------------------------------------------------------------------------------------------------------------
Smith International, Inc.(a)                                                        30,400            1,846,192
---------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)                                         10,300              525,506
===============================================================================================================
                                                                                                      3,042,546
===============================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.94%
Apache Corp.                                                                        12,542              628,480
---------------------------------------------------------------------------------------------------------------
Talisman Energy Inc. (Canada)                                                       60,700            1,572,130
===============================================================================================================
                                                                                                      2,200,610
===============================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.05%
Williams Cos., Inc. (The)                                                           98,600            1,193,060
===============================================================================================================

PHARMACEUTICALS--3.21%
Elan Corp. PLC-ADR (Ireland)(a)                                                     31,000              725,400
---------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)                                62,000            1,776,300
---------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International                                               47,400            1,143,288
===============================================================================================================
                                                                                                      3,644,988
===============================================================================================================

REAL ESTATE--2.03%
Friedman, Billings, Ramsey Group, Inc.-Class A                                      57,000            1,088,700
---------------------------------------------------------------------------------------------------------------
KKR Financial Corp.(d)                                                             119,000            1,219,750
===============================================================================================================
                                                                                                      2,308,450
===============================================================================================================

REGIONAL BANKS--1.61%
Marshall & Ilsley Corp.                                                             15,300              616,590
---------------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                       19,800            1,208,592
===============================================================================================================
                                                                                                      1,825,182
===============================================================================================================

SEMICONDUCTOR EQUIPMENT--1.52%
KLA-Tencor Corp.(a)                                                                 14,000              580,720
---------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(a)                                                           43,300            1,151,347
===============================================================================================================
                                                                                                      1,732,067
===============================================================================================================

SEMICONDUCTORS--1.99%
Altera Corp.(a)                                                                     38,880              760,882
---------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                           43,782            1,175,109
---------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(a)                                                     21,200              328,388
===============================================================================================================
                                                                                                      2,264,379
===============================================================================================================

I-VIDYN-QTR-1


                                                                                                      MARKET
                                                                                SHARES                VALUE
---------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCE--0.57%
Moody's Corp.                                                                        8,900          $   651,925
===============================================================================================================

SPECIALTY CHEMICALS--1.59%
Ecolab Inc.                                                                         18,100              569,064
---------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                     28,700            1,233,239
===============================================================================================================
                                                                                                      1,802,303
===============================================================================================================

SPECIALTY STORES--1.79%
Advance Auto Parts, Inc.(a)                                                         21,100              725,840
---------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                       43,700            1,303,134
===============================================================================================================
                                                                                                      2,028,974
===============================================================================================================

SYSTEMS SOFTWARE--2.13%
Novell, Inc.(a)                                                                    166,900            1,053,139
---------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                                   24,800            1,361,024
===============================================================================================================
                                                                                                      2,414,163
===============================================================================================================

TECHNOLOGY DISTRIBUTORS--0.86%
CDW Corp.                                                                           16,900              980,707
===============================================================================================================

THRIFTS & MORTGAGE FINANCE--2.03%
New Century Financial Corp.(a)                                                      19,300            1,162,246
---------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                               28,200            1,144,356
===============================================================================================================
                                                                                                      2,306,602
===============================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.98%
Fastenal Co.                                                                        19,300            1,111,680
===============================================================================================================

TRUCKING--0.40%
Sirva Inc.(a)                                                                       19,700              451,130
===============================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--2.37%
American Tower Corp.-Class A(a)                                                     77,000            1,181,950
---------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.-Class A(a)                                                    56,650              939,257
---------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.(a)                                                                12,300              571,950
===============================================================================================================
                                                                                                      2,693,157
===============================================================================================================

Total Common Stocks & Other Equity Interests (Cost $99,504,379)                                     108,514,101
===============================================================================================================

I-VIDYN-QTR-1


                                                                  NUMBER
                                                                    OF              EXERCISE          EXPIRATION            MARKET
                                                                 CONTRACTS           PRICE                DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED--0.04%
Apache Corp. (Oil & Gas Exploration & Production)                      125          $      45             Nov-04      $       5,625
-----------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp. (Integrated Oil & Gas)                                180                 80             Nov-04             23,850
-----------------------------------------------------------------------------------------------------------------------------------
Talisman Energy Inc. (Canada) (Oil & Gas Exploration &
Production)                                                            607               22.5             Nov-04             16,693
===================================================================================================================================
Total Put Options Purchased (Cost $81,285)                                                                                  46,168
===================================================================================================================================

                                                                                                                           MARKET
                                                                                    SHARES                                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.23%
INVESCO Treasurer's Money Market Reserve Fund (Cost
$3,664,759)(e)                                                                     3,664,759                              3,664,759
===================================================================================================================================

TOTAL INVESTMENTS--98.83% (excluding investments
purchased with cash collateral from securities loaned)
(Cost $103,250,423)                                                                                                     112,225,028
===================================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED
MONEY MARKET FUNDS--1.17%

INVESCO Treasurer's Money Market Reserve Fund(e)(f)                                1,326,750                              1,326,750
===================================================================================================================================
Total Money Market Funds (purchased with cash collateral from
securities loaned) (Cost $1,326,750)                                                                                      1,326,750
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $104,577,173)                                                                       $ 113,551,778
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Investment Abbreviations:

ADR               American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

I-VIDYN-QTR-1

(c) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $1,241,665, which represented 1.09% of the Fund's Total Investments. See
     Note 1A.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at September 30, 2004 represented 1.07 % of the Fund's Total Investments. This security is considered illiquid.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. Effective October 15, 2004, the INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See accompanying notes which are an integral part of this schedule.

I-VIDYN-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Security Valuations -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers

I-VIDYN-QTR-1
     and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I-VIDYN-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       UNREALIZED
                        MARKET VALUE     PURCHASES     PROCEEDS FROM   APPRECIATION     MARKET VALUE     DIVIDEND     REALIZED
FUND                      12/31/03        AT COST          SALES      (DEPRECIATION)      09/30/04        INCOME      GAIN(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO
Treasurer's
Money Market
Reserve Fund             $3,303,049     $ 92,660,141   $(92,298,431)   $         --     $  3,664,759   $   31,612     $          --
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                       UNREALIZED
                        MARKET VALUE     PURCHASES     PROCEEDS FROM   APPRECIATION     MARKET VALUE     DIVIDEND     REALIZED
FUND                      12/31/03        AT COST          SALES      (DEPRECIATION)      09/30/04        INCOME      GAIN(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO
Treasurer's
Money Market
Reserve Fund             $        --    $ 10,700,080   $  (9,373,330)  $        --      $  1,326,750   $    2,911     $          --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                    $ 3,303,049    $103,360,221   $(101,671,761)  $        --      $  4,991,509   $   34,523     $          --
___________________________________________________________________________________________________________________________________
===================================================================================================================================


* Dividend income is net income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At September 30, 2004, securities with an aggregate value of $1,319,125 were on loan to brokers. The loans were secured by cash collateral of $1,326,750 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $2,911 for securities lending transactions.

I-VIDYN-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $131,447,443 and $190,298,825, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities               $   11,441,854
---------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (3,330,570)
---------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                     $    8,111,284
---------------------------------------------------------------------------------------

Cost of investments for tax purposes is $105,440,494.

I-VIDYN-QTR-1

                      INVESCO VIF-FINANCIAL SERVICES FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004

      Effective October 15, 2004, after the close of the reporting period, INVESCO VIF-Financial Services Fund was renamed AIM V.I. Financial Services Fund

 YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com             I-VIFSE-QTR-1 9/04           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                                           MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--98.55%

ASSET MANAGEMENT & CUSTODY BANKS--12.16%
American Capital Strategies, Ltd.                                                49,700                                 $ 1,557,598
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                248,975                                   7,262,601
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                         58,000                                   3,234,080
-----------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                               23,000                                   1,037,990
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                112,050                                   5,968,903
-----------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                           31,700                                     877,773
-----------------------------------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                                39,500                                   1,413,310
-----------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                             22,300                                     909,840
-----------------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                               50,200                                   2,144,042
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         24,406,137
===================================================================================================================================

CONSUMER FINANCE--9.93%
American Express Co.                                                            127,600                                   6,566,296
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                      99,500                                   7,353,050
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                      146,500                                   3,691,800
-----------------------------------------------------------------------------------------------------------------------------------
Providian Financial Corp.(a)                                                     78,900                                   1,226,106
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                        24,300                                   1,083,780
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         19,921,032
===================================================================================================================================

DIVERSIFIED BANKS--17.16%
Anglo Irish Bank Corp. PLC (Ireland)(b)                                          65,300                                   1,199,028
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                           236,624                                  10,252,918
-----------------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
(Canada)                                                                         44,400                                   2,381,915
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                    185,900                                   5,372,510
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                  184,600                                   8,666,970
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                               110,050                                   6,562,281
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         34,435,622
===================================================================================================================================
DIVERSIFIED CAPITAL MARKETS--1.53%
UBS A.G. (Switzerland)                                                           43,600                                   3,066,388
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--14.53%
Bear Stearns Cos. Inc. (The)                                                      9,800                                     942,466
-----------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.(a)                                                      130,200                                   1,486,884
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                  50,900                                   4,745,916
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                    78,800                                   6,281,936
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                       187,100                                   9,302,612
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                  129,900                                   6,404,070
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         29,163,884
===================================================================================================================================

I-VIFSE-QTR-1

                                                                                                                           MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - EXCHANGE TRADED
FUNDS--0.75%
Financial Select Sector SPDR Fund                                                52,700                                 $ 1,499,842
===================================================================================================================================

LIFE & HEALTH INSURANCE--4.04%
AFLAC Inc.                                                                       24,300                                     952,803
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                      152,000                                   7,150,080
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,102,883
===================================================================================================================================

MULTI-LINE INSURANCE--7.55%
American International Group, Inc.                                              164,350                                  11,174,156
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                    64,200                                   3,975,906
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         15,150,062
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--11.28%
Citigroup Inc.                                                                  235,940                                  10,409,673
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                            307,920                                  12,233,662
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         22,643,335
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--5.74%
Allstate Corp. (The)                                                            107,800                                   5,173,322
-----------------------------------------------------------------------------------------------------------------------------------
SAFECO Corp.                                                                    121,600                                   5,551,040
-----------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                              24,106                                     796,944
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         11,521,306
===================================================================================================================================

REGIONAL BANKS--5.82%
City National Corp.                                                              20,200                                   1,311,990
-----------------------------------------------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                                         21,300                                     933,366
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                              49,725                                   2,447,465
-----------------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                          48,200                                   1,942,460
-----------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp., Inc.                                                        40,200                                   1,786,890
-----------------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                              31,200                                     945,048
-----------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp.                                                                   37,800                                   2,307,312
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         11,674,531
===================================================================================================================================

REINSURANCE--1.31%
Endurance Specialty Holdings Ltd. (Bermuda)                                      40,800                                   1,311,720
-----------------------------------------------------------------------------------------------------------------------------------
Everest Re Group, Ltd. (Bermuda)                                                  5,400                                     401,382
-----------------------------------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                               22,000                                     906,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,619,502
===================================================================================================================================

SPECIALIZED FINANCE--0.31%
CIT Group Inc.                                                                   16,800                                     628,152
===================================================================================================================================

I-VIFSE-QTR-1

                                                                                                                         MARKET
                                                                               SHARES                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--6.44%
Countrywide Financial Corp.                                                      27,400                               $   1,079,286
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                       35,600                                   2,257,040
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                      42,450                                   2,769,438
-----------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                           143,400                                   5,819,172
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                          25,400                                     992,632
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,917,568
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks & Other Equity Interests (Cost
$178,088,425)                                                                                                           197,750,244
===================================================================================================================================

MONEY MARKET FUNDS--1.45%
INVESCO Treasurer's Money Market Reserve Fund
(Cost $2,902,782)(c)                                                          2,902,782                                   2,902,782
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.00% (Cost $180,991,207)                                                                        $ 200,653,026
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Investment Abbreviations:

SPDR                Standard and Poor's Depositary Receipts

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $1,199,028, which represented 0.60% of the Fund's Total Investments. See
      Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. Effective October 15, 2004, the INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio. See Note 2.

      See accompanying notes which are an integral part of this schedule.

I-VIFSE-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

I-VIFSE-QTR-1
      include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I-VIFSE-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            UNREALIZED
                         MARKET VALUE      PURCHASES     PROCEEDS FROM     APPRECIATION    MARKET VALUE    DIVIDEND      REALIZED
FUND                       12/31/03         AT COST          SALES        (DEPRECIATION)     09/30/04       INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO Treasurer's
Money Market
Reserve Fund            $   7,917,749    $58,376,218    $  (63,391,185)   $          --    $  2,902,782    $ 39,428     $        --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $85,872,752 and $90,513,172, respectively.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $ 21,149,859
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (3,878,968)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $ 17,270,891
===============================================================================


Cost of investments for tax purposes is $183,382,135.

                        INVESCO VIF-HEALTH SCIENCES FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004

      Effective October 15, 2004, after the close of the reporting period, INVESCO VIF-Health Sciences Fund was renamed AIM V.I. Health Sciences Fund

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              I-VIHSC-QTR-1 9/04          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                                       MARKET
                                                                          SHARES                                       VALUE
--------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--74.84%

BIOTECHNOLOGY--5.95%
Amgen Inc.(a)                                                             143,100                                   $  8,110,908
--------------------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc.(a)                                                       145,600                                      8,906,352
--------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.(a)                                                           68,400                                      3,721,644
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      20,738,904
================================================================================================================================

DRUG RETAIL--2.67%
CVS Corp.                                                                 103,300                                      4,352,029
--------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                              138,500                                      4,962,455
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,314,484
================================================================================================================================

HEALTH CARE EQUIPMENT--24.37%
Bard (C.R.), Inc.                                                          61,200                                      3,465,756
--------------------------------------------------------------------------------------------------------------------------------
Baxter International Inc.                                                 330,700                                     10,635,312
--------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.(a)                                                287,300                                     11,414,429
--------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                             184,700                                     12,197,588
--------------------------------------------------------------------------------------------------------------------------------
Hospira, Inc.(a)                                                          357,638                                     10,943,723
--------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                           217,300                                     11,277,870
--------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                                                 156,300                                     11,764,701
--------------------------------------------------------------------------------------------------------------------------------
Stryker Corp.                                                             109,900                                      5,283,992
--------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                                                  100,640                                      7,954,585
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      84,937,956
================================================================================================================================

HEALTH CARE SERVICES--2.16%
Caremark Rx, Inc.(a)                                                      124,182                                      3,982,517
--------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                                           113,982                                      3,522,044
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,504,561
================================================================================================================================

HOUSEHOLD PRODUCTS--4.37%
Procter & Gamble Co. (The)                                                281,164                                     15,216,596
================================================================================================================================
MANAGED HEALTH CARE--9.70%
Aetna Inc.                                                                 98,800                                      9,873,084
--------------------------------------------------------------------------------------------------------------------------------
Anthem, Inc.(a)                                                            95,700                                      8,349,825
--------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                                              99,250                                      5,296,972
--------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                   139,574                                     10,292,187
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      33,812,068
================================================================================================================================

I-VIHSC-QTR-1

                                                                                                                       MARKET
                                                                          SHARES                                       VALUE
--------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--25.62%
Abbott Laboratories                                                       346,080                                   $ 14,659,949
--------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                             53,500                                      3,881,425
--------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                  441,600                                     10,452,672
--------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                         303,483                                     17,095,197
--------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                          209,100                                      6,900,300
--------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                               482,602                                     14,767,621
--------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                     644,800                                     12,289,888
--------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                     247,300                                      9,249,020
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      89,296,072
================================================================================================================================

Total Domestic Common Stocks (Cost $249,167,560)                                                                     260,820,641
________________________________________________________________________________________________________________________________
================================================================================================================================


FOREIGN STOCKS & OTHER EQUITY INTERESTS--17.58%

FRANCE--1.27%
Sanofi-Aventis-ADR (Pharmaceuticals)(b)                                   121,451                                      4,446,321
================================================================================================================================
ISRAEL--1.80%
Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                                                         241,220                                      6,259,659
================================================================================================================================
JAPAN--2.83%
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)(c)                       116,000                                      5,281,118
--------------------------------------------------------------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd. (Pharmaceuticals)(c)                  141,000                                      4,570,716
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,851,834
================================================================================================================================

SWITZERLAND--6.95%
Alcon, Inc. (Health Care Supplies)                                         53,900                                      4,322,780
--------------------------------------------------------------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)                                       338,326                                     15,789,675
--------------------------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(b)(c)                                 39,452                                      4,097,983
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      24,210,438
================================================================================================================================

UNITED KINGDOM--4.73%
AstraZeneca PLC-ADR (Pharmaceuticals)(b)                                  119,300                                      4,906,809
--------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                                 265,200                                     11,597,196
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      16,504,005
================================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost
$56,116,664)                                                                                                          61,272,257
________________________________________________________________________________________________________________________________
================================================================================================================================

I-VIHSC-QTR-1

                                                                                                                       MARKET
                                                                          SHARES                                       VALUE
--------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--6.09%
INVESCO Treasurer's Money Market Reserve Fund
 (Cost $21,242,527)(d)                                                        21,242,527                            $ 21,242,527
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.51% (excluding investments
purchased with cash collateral from securities loaned)
(Cost $326,526,751)                                                                                                  343,335,425
================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--1.49%
INVESCO Treasurer's Money Market Reserve Fund(d)(e)                            5,190,561                               5,190,561
--------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash                                                                          5,190,561
collateral from securities loaned) (Cost $5,190,561)
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.00%  (Cost $331,717,312)                                                                    $ 348,525,986
================================================================================================================================

Investment Abbreviations:

ADR                     American Depositary Receipt

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $13,949,817, which represented 4.00% of the Fund's total investment. See
      Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. Effective October 15, 2004, the INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

      See accompanying notes which are an integral part of this schedule.

I-VIHSC-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

           A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to

I-VIHSC-QTR-1
     reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I-VIHSC-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.


    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                   MARKET                          PROCEEDS         UNREALIZED         MARKET                           REALIZED
                   VALUE          PURCHASES          FROM          APPRECIATION        VALUE           DIVIDEND           GAIN
FUND              12/31/03         AT COST           SALES        (DEPRECIATION)      09/30/04          INCOME           (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO       $   14,419,265   $  195,768,648   $ (188,945,386)   $           --   $   21,242,527   $      193,628   $           --
Treasurer's
Money Market
Reserve Fund
===================================================================================================================================

    INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                   MARKET                          PROCEEDS         UNREALIZED         MARKET                           REALIZED
                   VALUE          PURCHASES          FROM          APPRECIATION        VALUE           DIVIDEND           GAIN
FUND              12/31/03         AT COST           SALES        (DEPRECIATION)      09/30/04          INCOME           (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO       $           --   $  102,466,002   $  (97,275,441)   $           --   $    5,190,561   $       19,063   $           --
Treasurer's
Money Market
Reserve Fund
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL      $   14,419,265   $  298,234,650   $ (286,220,827)   $           --   $   26,433,088   $      212,691   $           --
===================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties.



NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

      At September 30, 2004, securities with an aggregate value of $5,098,465 were on loan to brokers. The loans were secured by cash collateral of $5,190,561 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $19,063 for securities lending transactions.

I-VIHSC-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $363,362,436 and $369,921,710, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                                              $    24,154,606
-----------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                                 (9,327,175)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                                    $    14,827,431
=======================================================================================================================

Cost of investments for tax purposes is $333,698,555.

I-VIHSC-QTR-1

                            INVESCO VIF-LEISURE FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004

      Effective October 15, 2004, after the close of the reporting period, INVESCO VIF-Leisure Fund was renamed AIM V.I. Leisure Fund

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com             I-VILEI-QTR-1 9/04           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                        MARKET
                                                                                   SHARES               VALUE
----------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY INTERESTS--70.94%
ADVERTISING--6.40%
Harte-Hanks, Inc.                                                                   16,977            $  424,595
----------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                  37,624             2,748,809
================================================================================================================
                                                                                                       3,173,404
================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.49%
Carter's, Inc.(a)                                                                    3,100                85,839
----------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.(a)                                                           5,000               272,500
----------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                             24,019               873,571
================================================================================================================
                                                                                                       1,231,910
================================================================================================================

BREWERS--2.30%
Anheuser-Busch Cos., Inc.                                                           22,790             1,138,360
================================================================================================================

BROADCASTING & CABLE TV--13.90%
Cablevision Systems New York Group-Class A(a)                                       64,170             1,301,368
----------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Co.(a)                                                          3,383                43,370
----------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                  17,215               536,592
----------------------------------------------------------------------------------------------------------------
Comcast Corp.-Class A(a)                                                            24,934               704,136
----------------------------------------------------------------------------------------------------------------
DIRECTV Group, Inc. (The)(a)                                                         8,297               145,944
----------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp.-Class A(a)                                            21,840               679,661
----------------------------------------------------------------------------------------------------------------
Gray Television, Inc.                                                               34,185               406,801
----------------------------------------------------------------------------------------------------------------
Liberty Media Corp.-Class A(a)                                                     164,193             1,431,763
----------------------------------------------------------------------------------------------------------------
Liberty Media Corp.-Class B(a)                                                       8,700                80,301
----------------------------------------------------------------------------------------------------------------
Liberty Media International, Inc.-Class A(a)                                         7,999               266,863
----------------------------------------------------------------------------------------------------------------
NTL Inc.(a)                                                                          3,330               206,693
----------------------------------------------------------------------------------------------------------------
Scripps Co. (E.W.) (The)-Class A                                                     9,050               432,409
----------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.-Class A                                              31,138               227,307
----------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.-Class A(a)                                        14,633               143,989
----------------------------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)                                             8,914               281,771
================================================================================================================
                                                                                                       6,888,968
================================================================================================================

CASINOS & GAMING--14.07%
Harrah's Entertainment, Inc.                                                        48,370             2,562,643
----------------------------------------------------------------------------------------------------------------
International Game Technology                                                       82,200             2,955,090
----------------------------------------------------------------------------------------------------------------
Mandalay Resort Group                                                                3,960               271,854
----------------------------------------------------------------------------------------------------------------

I-VILEI-QTR-1

                                                                                                        MARKET
                                                                                   SHARES               VALUE
----------------------------------------------------------------------------------------------------------------
CASINOS & GAMING--(CONTINUED)
MGM MIRAGE(a)                                                                        6,439            $  319,696
----------------------------------------------------------------------------------------------------------------
Wynn Resorts, Ltd.(a)                                                               16,723               864,412
================================================================================================================
                                                                                                       6,973,695
================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.39%
Cendant Corp.                                                                       31,811               687,118
================================================================================================================

FOOTWEAR--0.63%
NIKE, Inc.-Class B                                                                   3,977               313,388
================================================================================================================

GENERAL MERCHANDISE STORES--0.86%
Target Corp.                                                                         9,420               426,255
================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.32%
Electronic Arts Inc.(a)                                                              3,422               157,378
================================================================================================================

HOTELS, RESORTS & CRUISE LINES--4.95%
Hilton Hotels Corp.                                                                 36,226               682,498
----------------------------------------------------------------------------------------------------------------
Marriott International, Inc.-Class A                                                12,851               667,738
----------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                           23,767             1,103,264
================================================================================================================
                                                                                                       2,453,500
================================================================================================================

INTERNET RETAIL--0.93%
IAC/InterActiveCorp.(a)                                                             20,910               460,438
================================================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--3.56%
iShares Russell 1000 Index Fund                                                      6,601               393,816
----------------------------------------------------------------------------------------------------------------
iShares Russell 3000 Index Fund                                                      7,200               455,040
----------------------------------------------------------------------------------------------------------------
iShares S&P 500 Index Fund                                                           4,059               453,796
----------------------------------------------------------------------------------------------------------------
S&P 500 Depositary Receipts Trust-Series 1                                           4,120               460,451
================================================================================================================
                                                                                                       1,763,103
================================================================================================================

LEISURE FACILITIES--0.33%
Cedar Fair, L.P.                                                                     5,277               161,740
================================================================================================================

LEISURE PRODUCTS--1.72%
Hasbro, Inc.                                                                        18,695               351,466
----------------------------------------------------------------------------------------------------------------
Leapfrog Enterprises, Inc.-Class A(a)                                                8,190               165,847
----------------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc.(a)                                                          6,220                90,563
----------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                        13,570               246,024
================================================================================================================
                                                                                                         853,900
================================================================================================================

MOTORCYCLE MANUFACTURERS--0.20%
Harley-Davidson, Inc.                                                                1,700               101,048
================================================================================================================

I-VILEI-QTR-1

                                                                                                        MARKET
                                                                                   SHARES               VALUE
----------------------------------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT--7.06%
Fox Entertainment Group, Inc.-Class A(a)                                            12,390            $  343,699
----------------------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Inc.                                                            33,289               385,154
----------------------------------------------------------------------------------------------------------------
Pixar(a)                                                                             5,532               436,475
----------------------------------------------------------------------------------------------------------------
Regal Entertainment Group-Class A                                                    9,437               180,247
----------------------------------------------------------------------------------------------------------------
Time Warner Inc.(a)                                                                 65,360             1,054,910
----------------------------------------------------------------------------------------------------------------
Viacom Inc.-Class A                                                                  9,063               308,142
----------------------------------------------------------------------------------------------------------------
Viacom Inc.-Class B                                                                  9,562               320,901
----------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                               20,770               468,363
================================================================================================================
                                                                                                       3,497,891
================================================================================================================

PERSONAL PRODUCTS--0.91%
NBTY, Inc.                                                                          20,900               450,604
================================================================================================================

PUBLISHING--6.98%
Belo Corp.-Class A                                                                  19,116               430,875
----------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                    8,090               677,618
----------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                 12,361               809,027
----------------------------------------------------------------------------------------------------------------
McClatchy Co. (The)-Class A                                                          7,596               538,025
----------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                         4,549               362,510
----------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                         15,600               641,940
================================================================================================================
                                                                                                       3,459,995
================================================================================================================

RESTAURANTS--1.94%
CBRL Group, Inc.                                                                    18,398               663,800
----------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                    7,289               296,371
================================================================================================================
                                                                                                         960,171
================================================================================================================

Total Domestic Common Stocks & Other Equity Interests (Cost $33,040,703)                              35,152,866
================================================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--19.04%
AUSTRALIA--2.73%
News Corp. Ltd. (The)-ADR (Movies & Entertainment)                                  43,250             1,355,023
================================================================================================================

BELGIUM--3.06%
Compagnie Nationale a Portefeuille (Multi-Sector Holdings)(b)                          585                97,679
----------------------------------------------------------------------------------------------------------------
Groupe Bruxelles Lambert S.A. (Multi-Sector Holdings)(b)                            16,724             1,170,833
----------------------------------------------------------------------------------------------------------------
InBev (Brewers)(b)                                                                   7,479               250,287
================================================================================================================
                                                                                                       1,518,799
================================================================================================================

BRAZIL--0.53%
Companhia de Bebidas das Americas-ADR (Brewers)                                     11,730               262,752
================================================================================================================

CANADA--0.80%
Intrawest Corp. (Hotels, Resorts & Cruise Lines)                                    20,822               394,369
================================================================================================================

I-VILEI-QTR-1

                                                                                                        MARKET
                                                                                   SHARES               VALUE
----------------------------------------------------------------------------------------------------------------
DENMARK--0.88%
Carlsberg A.S.-Class B (Brewers)(b)                                                  9,336            $  437,766
================================================================================================================

FRANCE--1.63%
Accor S.A. (Hotels, Resorts & Cruise Lines)(b)                                      13,267               518,531
----------------------------------------------------------------------------------------------------------------
JC Decaux S.A. (Advertising)(a)(b)                                                  12,591               287,376
================================================================================================================
                                                                                                         805,907
================================================================================================================

HONG KONG--0.13%
Television Broadcasts Ltd.-ADR (Broadcasting & Cable TV)(c)                          6,976                62,442
================================================================================================================

JAPAN--0.26%
Sony Corp.-ADR (Consumer Electronics)                                                3,741               128,653
================================================================================================================

LIBERIA--0.80%
Royal Caribbean Cruises Ltd. (Hotels, Resorts & Cruise Lines)                        9,042               394,231
================================================================================================================

NETHERLANDS--1.29%
Jetix Europe N.V. (Broadcasting & Cable TV)(a)(b)                                   37,958               639,507
================================================================================================================

PANAMA--1.58%
Carnival Corp. (Hotels, Resorts & Cruise Lines)                                     16,513               780,900
================================================================================================================

SPAIN--0.50%
NH Hoteles, S.A. (Hotels, Resorts & Cruise Lines)(b)                                22,283               247,863
================================================================================================================

SWITZERLAND--1.28%
Compagnie Financiere Richemont A.G.-Class A (Apparel,
Accessories & Luxury Goods)(b)                                                      11,290               313,639
----------------------------------------------------------------------------------------------------------------
Pargesa Holding A.G.-Class B (Multi-Sector Holdings)(b)                                105               321,208
================================================================================================================
                                                                                                         634,847
================================================================================================================

UNITED KINGDOM--3.57%
Allied Domecq PLC (Distillers & Vintners)(b)                                       104,400               887,771
----------------------------------------------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)(b)                                               22,109               276,458
----------------------------------------------------------------------------------------------------------------
WPP Group PLC (Advertising)(b)                                                      64,925               606,137
================================================================================================================
                                                                                                       1,770,366
================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost $7,793,077)                                        9,433,425
================================================================================================================

MONEY MARKET FUNDS--10.02%
INVESCO Treasurer's Money Market Reserve Fund (Cost $4,964,004)(d)(e)            4,964,004             4,964,004
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.00% (Cost $45,797,784)                                                       $ 49,550,295
================================================================================================================

I-VILEI-QTR-1

Investment Abbreviations:

ADR                                                  American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $6,055,055, which represented 12.22% of the Fund's Total Investments. See
     Note 1A.

(c) In accordance with procedures established by the Board of Trustees, the security is fair valued based on an evaluated quote provided by an independent pricing service. The market value of this security at September 30, 2004 represented 0.13% of the Fund's Total Investments. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) Effective October 15, 2004, INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio.

See accompanying notes which are an integral part of this schedule.

I-VILEI-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

I-VILEI-QTR-1

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

I-VILEI-QTR-1

                                                                       UNREALIZED
                        MARKET VALUE     PURCHASES     PROCEEDS FROM   APPRECIATION     MARKET VALUE     DIVIDEND     REALIZED
FUND                      12/31/03        AT COST          SALES      (DEPRECIATION)      09/30/04        INCOME      GAIN(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's
Money Market
Reserve Fund          $  1,040,996     $ 15,835,848    $(11,912,840)   $         --     $  4,964,004   $      9,215   $         --
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $15,658,440 and $4,138,157, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                  $ 4,738,469
---------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:  Investment securities               (1,233,217)
---------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                        $ 3,505,252
---------------------------------------------------------------------------------------

Cost of investments for tax purposes is $46,045,043.

I-VILEI-QTR-1

                     INVESCO VIF-SMALL COMPANY GROWTH FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004

     Effective October 15, 2004, after the close of the reporting period, INVESCO VIF-Small Company Growth Fund was renamed AIM V.I. Small Company
                                 Growth Fund.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com             I-VISCG-QTR-1 9/04           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)


                                                                                 MARKET
                                                                 SHARES          VALUE
------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--82.17%

AEROSPACE & DEFENSE--0.62%
Aviall, Inc.(a)                                                   13,600       $   277,440
==========================================================================================

APPAREL RETAIL--2.23%
Aeropostale, Inc.(a)                                               6,500           170,300
------------------------------------------------------------------------------------------
Gymboree Corp. (The)(a)                                            9,600           138,240
------------------------------------------------------------------------------------------
Jos. A. Bank Clothiers, Inc.(a)(b)                                12,075           334,236
------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)                            16,600           349,430
------------------------------------------------------------------------------------------
                                                                                   992,206
==========================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.45%
Quiksilver, Inc.(a)                                                7,800           198,276
==========================================================================================

APPLICATION SOFTWARE--3.15%
Agile Software Corp.(a)                                           29,300           232,349
------------------------------------------------------------------------------------------
Hyperion Solutions Corp.(a)                                        2,400            81,576
------------------------------------------------------------------------------------------
Intervoice, Inc.(a)                                               25,200           271,404
------------------------------------------------------------------------------------------
Open Solutions Inc.(a)                                            14,600           364,562
------------------------------------------------------------------------------------------
Quest Software, Inc.(a)                                           25,000           278,000
------------------------------------------------------------------------------------------
RSA Security Inc.(a)                                               8,890           171,577
------------------------------------------------------------------------------------------
                                                                                 1,399,468
==========================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.02%
Affiliated Managers Group, Inc.(a)                                 7,075           378,795
------------------------------------------------------------------------------------------
Eaton Vance Corp.                                                  5,900           238,301
------------------------------------------------------------------------------------------
National Financial Partners Corp.                                  7,800           279,084
------------------------------------------------------------------------------------------
                                                                                   896,180
==========================================================================================

AUTOMOBILE MANUFACTURERS--0.71%
Winnebago Industries, Inc.                                         9,100           315,224
==========================================================================================

I-VISCG-QTR-1

                                                                                 MARKET
                                                                 SHARES          VALUE
------------------------------------------------------------------------------------------
BIOTECHNOLOGY--4.86%
Alnylam Pharmaceuticals Inc.(a)                                   15,300       $    88,113
------------------------------------------------------------------------------------------
Angiotech Pharmaceuticals, Inc. (Canada)(a)                       17,100           346,617
------------------------------------------------------------------------------------------
Gen-Probe Inc.(a)                                                 10,500           418,635
------------------------------------------------------------------------------------------
Incyte Corp.(a)                                                   31,300           301,419
------------------------------------------------------------------------------------------
Mannkind Corp.(a)(b)                                               5,800           116,232
------------------------------------------------------------------------------------------
Martek Biosciences Corp.(a)                                        4,500           218,880
------------------------------------------------------------------------------------------
Metabasis Therapeutics, Inc.(a)                                    7,000            40,740
------------------------------------------------------------------------------------------
Nabi Biopharmaceuticals(a)                                        16,400           219,432
------------------------------------------------------------------------------------------
Pharmion Corp.(a)                                                  4,500           232,632
------------------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc.(a)                                     7,100           179,630
------------------------------------------------------------------------------------------
                                                                                 2,162,330
==========================================================================================

BROADCASTING & CABLE TV--0.78%
Radio One, Inc.-Class D(a)                                        24,500           348,635
==========================================================================================

CASINOS & GAMING--4.12%
Boyd Gaming Corp.                                                 16,400           461,660
------------------------------------------------------------------------------------------
Multimedia Games, Inc.(a)                                         16,100           249,550
------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.(a)                                   18,400           253,920
------------------------------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                                 11,500           219,650
------------------------------------------------------------------------------------------
Shuffle Master, Inc.(a)(b)                                         9,200           344,632
------------------------------------------------------------------------------------------
Station Casinos, Inc.                                              6,200           304,048
------------------------------------------------------------------------------------------
                                                                                 1,833,460
==========================================================================================

CATALOG RETAIL--0.53%
Insight Enterprises, Inc.(a)                                      14,000           235,760
==========================================================================================

COMMUNICATIONS EQUIPMENT--2.37%
Arris Group Inc.(a)                                               47,100           245,862
------------------------------------------------------------------------------------------
Extreme Networks, Inc.(a)                                         62,600           278,570
------------------------------------------------------------------------------------------
NETGEAR, Inc.(a)                                                  20,900           255,398
------------------------------------------------------------------------------------------
Tekelec(a)                                                        16,450           274,386
------------------------------------------------------------------------------------------
                                                                                 1,054,216
==========================================================================================

COMPUTER STORAGE & PERIPHERALS--2.16%
Avid Technology, Inc.(a)                                           8,700           407,769
------------------------------------------------------------------------------------------
Novatel Wireless, Inc.(a)                                         14,100           331,350
------------------------------------------------------------------------------------------
Synaptics Inc.(a)                                                 10,900           219,744
------------------------------------------------------------------------------------------
                                                                                   958,863
==========================================================================================

CONSTRUCTION & ENGINEERING--0.51%
Chicago Bridge & Iron Company N.V.--New York
Shares  (Netherlands)                                              7,600           227,924
==========================================================================================

I-VISCG-QTR-1

                                                                                 MARKET
                                                                 SHARES          VALUE
------------------------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--2.26%
Bucyrus International, Inc.-Class A(a)                             3,600       $   120,960
------------------------------------------------------------------------------------------
Joy Global Inc.                                                    7,700           264,726
------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                5,400           308,124
------------------------------------------------------------------------------------------
Wabash National Corp.(a)                                          11,300           310,411
------------------------------------------------------------------------------------------
                                                                                 1,004,221
==========================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.70%
Corporate Executive Board Co. (The)                                6,600           404,184
------------------------------------------------------------------------------------------
Laureate Education Inc.(a)                                         9,500           353,590
------------------------------------------------------------------------------------------
                                                                                   757,774
==========================================================================================

DIVERSIFIED METALS & MINING--0.71%
Arch Coal, Inc.                                                    8,900           315,861
==========================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.36%
Power-One, Inc.(a)                                                24,400           158,112
==========================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--2.25%
Aeroflex Inc.(a)                                                  32,720           345,850
------------------------------------------------------------------------------------------
FLIR Systems, Inc.(a)(b)                                           6,100           356,850
------------------------------------------------------------------------------------------
Metrologic Instruments, Inc.(a)                                   18,800           297,980
------------------------------------------------------------------------------------------
                                                                                 1,000,680
==========================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.92%
Trimble Navigation Ltd.(a)                                        12,950           409,220
==========================================================================================

EMPLOYMENT SERVICES--2.40%
Heidrick & Struggles International, Inc.(a)                       10,200           293,964
------------------------------------------------------------------------------------------
Labor Ready, Inc.(a)                                              32,400           454,248
------------------------------------------------------------------------------------------
Resources Connection, Inc.(a)                                      8,390           316,974
------------------------------------------------------------------------------------------
                                                                                 1,065,186
==========================================================================================

ENVIRONMENTAL SERVICES--0.54%
Stericycle, Inc.(a)                                                5,200           238,680
==========================================================================================

FOOD DISTRIBUTORS--0.56%
Central European Distribution Corp.(a)(b)                         11,100           247,974
==========================================================================================

GENERAL MERCHANDISE STORES--0.90%
Tuesday Morning Corp.(a)                                          12,900           398,868
==========================================================================================


I-VISCG-QTR-1

                                                                                 MARKET
                                                                 SHARES          VALUE
------------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--0.29%
Andrx Corp.(a)                                                     5,800       $   129,688
==========================================================================================

HEALTH CARE EQUIPMENT--1.83%
ArthroCare Corp.(a)                                               11,790           345,329
------------------------------------------------------------------------------------------
Cytyc Corp.(a)                                                     4,800           115,920
------------------------------------------------------------------------------------------
INAMED Corp.(a)                                                    2,550           121,558
------------------------------------------------------------------------------------------
Respironics, Inc.(a)                                               4,300           229,792
------------------------------------------------------------------------------------------
                                                                                   812,599
==========================================================================================

HEALTH CARE FACILITIES--1.93%
Community Health Systems Inc.(a)                                  11,600           309,488
------------------------------------------------------------------------------------------
United Surgical Partners International, Inc.(a)                   11,300           388,155
------------------------------------------------------------------------------------------
VCA Antech, Inc.(a)                                                7,800           160,914
------------------------------------------------------------------------------------------
                                                                                   858,557
==========================================================================================

HEALTH CARE SERVICES--3.85%
Accredo Health, Inc.(a)                                            8,800           207,416
------------------------------------------------------------------------------------------
Covance Inc.(a)                                                    8,500           339,745
------------------------------------------------------------------------------------------
DaVita, Inc.(a)                                                    9,700           302,155
------------------------------------------------------------------------------------------
Dendrite International, Inc.(a)                                   31,400           506,168
------------------------------------------------------------------------------------------
eResearch Technology, Inc.(a)                                     17,950           239,274
------------------------------------------------------------------------------------------
SFBC International, Inc.(a)                                        4,500           118,395
------------------------------------------------------------------------------------------
                                                                                 1,713,153
==========================================================================================

HEALTH CARE SUPPLIES--1.94%
Advanced Medical Optics, Inc.(a)                                  10,600           419,442
------------------------------------------------------------------------------------------
Align Technology, Inc.(a)                                          6,500            99,320
------------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                            3,400           233,070
------------------------------------------------------------------------------------------
Dade Behring Holdings Inc.(a)                                      2,000           111,436
------------------------------------------------------------------------------------------
                                                                                   863,268
==========================================================================================

HOUSEWARES & SPECIALTIES--0.98%
Jarden Corp.(a)                                                   11,900           434,231
==========================================================================================

INDUSTRIAL GASES--0.85%
Airgas, Inc.                                                      15,700           377,899
==========================================================================================

INDUSTRIAL MACHINERY--1.37%
IDEX Corp.                                                         9,950           337,902
------------------------------------------------------------------------------------------
Kennametal Inc.                                                    6,000           270,900
------------------------------------------------------------------------------------------
                                                                                   608,802
==========================================================================================

I-VISCG-QTR-1

                                                                                 MARKET
                                                                 SHARES          VALUE
------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.11%
Akamai Technologies, Inc.(a)                                      15,600       $   219,180
------------------------------------------------------------------------------------------
Aladdin Knowledge Systems (Israel)(a)                              7,500           168,008
------------------------------------------------------------------------------------------
CNET Networks, Inc.(a)                                            24,800           226,920
------------------------------------------------------------------------------------------
iVillage Inc.(a)                                                  47,900           287,400
------------------------------------------------------------------------------------------
j2 Global Communications, Inc.(a)                                  9,500           300,105
------------------------------------------------------------------------------------------
Websense, Inc.(a)                                                  4,300           179,181
------------------------------------------------------------------------------------------
                                                                                 1,380,794
==========================================================================================

INVESTMENT BANKING & BROKERAGE--1.43%
Greenhill & Co., Inc.                                              7,800           184,080
------------------------------------------------------------------------------------------
Knight Trading Group, Inc.-Class A(a)                             25,300           233,519
------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                      9,100           219,492
------------------------------------------------------------------------------------------
                                                                                   637,091
==========================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED
FUNDS--1.03%
iShares Russell 2000 Growth Index Fund(b)                          7,800           457,080
==========================================================================================

IT CONSULTING & OTHER SERVICES--2.15%
MPS Group, Inc.(a)                                                31,200           262,392
------------------------------------------------------------------------------------------
Sapient Corp.(a)                                                  41,800           318,934
------------------------------------------------------------------------------------------
SRA International, Inc.-Class A(a)                                 7,300           376,388
------------------------------------------------------------------------------------------
                                                                                   957,714
==========================================================================================

LEISURE PRODUCTS--0.49%
Marvel Enterprises, Inc.(a)                                       15,100           219,856
==========================================================================================

MANAGED HEALTH CARE--0.63%
Molina Healthcare Inc.(a)                                          1,800            63,900
------------------------------------------------------------------------------------------
Sierra Health Services, Inc.(a)                                    3,600           172,548
------------------------------------------------------------------------------------------
WellCare Health Plans Inc.(a)                                      2,300            43,585
------------------------------------------------------------------------------------------
                                                                                   280,033
==========================================================================================

OIL & GAS DRILLING--1.52%
Grey Wolf, Inc.(a)                                                75,400           368,706
------------------------------------------------------------------------------------------
Todco-Class A(a)                                                  17,600           305,360
------------------------------------------------------------------------------------------
                                                                                   674,066
==========================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.57%
Hydril(a)                                                         10,900           468,155
------------------------------------------------------------------------------------------
Maverick Tube Corp.(a)                                             7,500           231,075
------------------------------------------------------------------------------------------
                                                                                   699,230
==========================================================================================

I-VISCG-QTR-1

                                                                                 MARKET
                                                                 SHARES          VALUE
------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--2.53%
Forest Oil Corp.(a)                                                9,200       $   277,104
------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc.(a)                                  29,800           343,892
------------------------------------------------------------------------------------------
Quicksilver Resources Inc.(a)                                      8,800           287,496
------------------------------------------------------------------------------------------
Spinnaker Exploration Co.(a)                                       6,200           217,248
------------------------------------------------------------------------------------------
                                                                                 1,125,740
==========================================================================================

PERSONAL PRODUCTS--0.14%
NBTY, Inc.(a)                                                      2,900            62,524
==========================================================================================

PHARMACEUTICALS--3.03%
Auxilium Pharmaceuticals Inc.(a)                                   6,900            58,857
------------------------------------------------------------------------------------------
Bone Care International, Inc.(a)                                   8,500           206,550
------------------------------------------------------------------------------------------
Connetics Corp.(a)                                                 8,600           232,372
------------------------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc.(a)                                  10,100           158,873
------------------------------------------------------------------------------------------
MGI Pharma, Inc.(a)                                                9,900           264,231
------------------------------------------------------------------------------------------
Salix Pharmaceuticals, Ltd.(a)                                     7,900           170,008
------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International                             10,600           255,672
------------------------------------------------------------------------------------------
                                                                                 1,346,563
==========================================================================================

PROPERTY & CASUALTY INSURANCE--0.60%
United National Group, Ltd.-Class A (Cayman
Islands)(a)                                                       18,400           267,168
==========================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.73%
CB Richard Ellis Group, Inc.-Class A(a)                           14,100           325,710
==========================================================================================

REGIONAL BANKS--3.55%
Greater Bay Bancorp                                               10,100           290,375
------------------------------------------------------------------------------------------
PrivateBancorp, Inc.                                              10,400           280,384
------------------------------------------------------------------------------------------
Silicon Valley Bancshares(a)                                      10,300           382,851
------------------------------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.                                 13,800           277,932
------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                                                8,900           347,723
------------------------------------------------------------------------------------------
                                                                                 1,579,265
==========================================================================================

RESTAURANTS--0.79%
P.F. Chang's China Bistro, Inc.(a)                                 7,200           349,128
==========================================================================================

SEMICONDUCTORS--3.06%
Genesis Microchip Inc.(a)                                         20,200           272,700
------------------------------------------------------------------------------------------
Microsemi Corp.(a)                                                24,000           338,400
------------------------------------------------------------------------------------------
Silicon Image, Inc.(a)                                            21,200           267,968
------------------------------------------------------------------------------------------
Silicon Laboratories Inc.(a)                                       9,100           301,119
------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(a)                                    66,600           181,818
------------------------------------------------------------------------------------------
                                                                                 1,362,005
==========================================================================================

I-VISCG-QTR-1

                                                                                 MARKET
                                                                 SHARES          VALUE
------------------------------------------------------------------------------------------
SPECIALTY STORES--0.25%
Sports Authority, Inc. (The)(a)                                    4,700       $   109,040
==========================================================================================

STEEL--1.40%
Allegheny Technologies, Inc.                                      17,300           315,725
------------------------------------------------------------------------------------------
GrafTech International Ltd.(a)                                    22,100           308,295
------------------------------------------------------------------------------------------
                                                                                   624,020
==========================================================================================

SYSTEMS SOFTWARE--0.75%
Internet Security Systems, Inc.(a)                                 9,200           156,400
------------------------------------------------------------------------------------------
Macrovision Corp.(a)                                               7,300           175,784
------------------------------------------------------------------------------------------
                                                                                   332,184
==========================================================================================

TRUCKING--1.08%
Old Dominion Freight Line, Inc.(a)                                 9,600           276,576
------------------------------------------------------------------------------------------
Overnite Corp.                                                     6,500           204,295
------------------------------------------------------------------------------------------
                                                                                   480,871
==========================================================================================

WIRELESS TELECOMMUNICATION SERVICES--2.18%
Alamosa Holdings, Inc.(a)                                         26,200           200,168
------------------------------------------------------------------------------------------
American Tower Corp.-Class A(a)                                   33,100           508,085
------------------------------------------------------------------------------------------
Western Wireless Corp.-Class A(a)                                 10,100           259,671
------------------------------------------------------------------------------------------
                                                                                   967,924
==========================================================================================

Total Common Stocks & Other Equity Interests
(Cost $33,720,848)                                                              36,532,761
==========================================================================================

MONEY MARKET FUNDS--13.52%
INVESCO Treasurer's Money Market Reserve Fund
(Cost $6,009,763)(c)                                           6,009,763         6,009,763
==========================================================================================

TOTAL INVESTMENTS--95.69% (excluding investments
purchased with cash collateral from securities
loaned) (Cost $39,730,611)                                                      42,542,524
==========================================================================================

I-VISCG-QTR-1

                                                                                MARKET
                                                                SHARES          VALUE
------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--4.31%

INVESCO Treasurer's Money Market Reserve Fund(c)(d)           1,915,169      $   1,915,169
==========================================================================================

Total Money Market Funds (purchased with cash
collateral from securities loaned)
(Cost $1,915,169)                                                                1,915,169
==========================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $41,645,780)                               $  44,457,693
__________________________________________________________________________________________
==========================================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. Effective October 15, 2004, INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.

I-VISCG-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Security Valuations -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers

I-VISCG-QTR-1
     and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

I-VISCG-QTR-1

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                              MARKET                      PROCEEDS          UNREALIZED        MARKET                     REALIZED
                              VALUE       PURCHASES         FROM           APPRECIATION       VALUE        DIVIDEND        GAIN
FUND                         12/31/03      AT COST          SALES         (DEPRECIATION)     09/30/04       INCOME        (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's
Money Reserve Fund        $ 3,015,849   $ 26,660,413   $ (23,666,499)     $           --    $ 6,009,763    $ 29,929      $    --
=================================================================================================================================

    INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                              MARKET                       PROCEEDS         UNREALIZED        MARKET                    REALIZED
                              VALUE       PURCHASES         FROM           APPRECIATION       VALUE        DIVIDEND       GAIN
FUND                         12/31/03      AT COST          SALES         (DEPRECIATION)     09/30/04       INCOME       (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's
Money Reserve Fund        $   532,875   $ 17,263,610   $ (15,881,316)    $            --   $  1,915,169    $   6,470     $     --
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL                  $ 3,548,724   $ 43,924,023   $ (39,547,815)    $            --   $  7,924,932    $  36,399     $     --
_________________________________________________________________________________________________________________________________
=================================================================================================================================


* Dividend income is net income rebate paid to security lending counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At September 30, 2004, securities with an aggregate value of $1,847,316 were on loan to brokers. The loans were secured by cash collateral of $1,915,169 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $6,470 for securities lending transactions.

I-VISCG-QTR-1

NOTE 4--OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------
                                              CALL OPTION CONTRACTS
                                   --------------------------------------------
                                       NUMBER OF                 PREMIUMS
                                       CONTRACTS                 RECEIVED
                                   ------------------       -------------------
Beginning of period                                --       $                --
-------------------------------------------------------------------------------
Written                                            26                    15,132
-------------------------------------------------------------------------------
Closed                                            (26)                  (15,132)
-------------------------------------------------------------------------------
End of period                                      --       $                --
===============================================================================

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $44,275,917 and $54,605,420, respectively.




UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $  4,686,086
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (2,099,555)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $  2,586,531
===============================================================================

Cost of investments for tax purposes is $41,871,162.

I-VISCG-QTR-1

                           INVESCO VIF-TECHNOLOGY FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004


      Effective October 15, 2004, after the close of the reporting period, INVESCO VIF-Technology Fund was renamed AIM V.I. Technology Fund


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com            I-VITEC-QTR-1 9/04           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                                       MARKET
                                                                             SHARES                                    VALUE
--------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--84.34%

APPLICATION SOFTWARE--3.10%
Hyperion Solutions Corp.(a)                                                      19,700                             $    669,603
--------------------------------------------------------------------------------------------------------------------------------
Intuit Inc.(a)                                                                   32,900                                1,493,660
--------------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.(a)                                                              52,000                                1,044,160
--------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.(a)                                                     26,200                                  913,856
--------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.(a)                                                                  34,800                                1,240,272
--------------------------------------------------------------------------------------------------------------------------------
Opsware, Inc.(a)(b)                                                              47,200                                  264,792
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,626,343
================================================================================================================================

BIOTECHNOLOGY--1.96%
Biogen Idec Inc.(a)                                                              43,600                                2,667,012
--------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.(a)                                                               16,800                                  880,656
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,547,668
================================================================================================================================

BROADCASTING & CABLE TV--2.28%
Comcast Corp.-Class A(a)                                                         72,721                                2,053,641
--------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp.-Class A(a)                                                   70,940                                  618,597
--------------------------------------------------------------------------------------------------------------------------------
Liberty Media International, Inc.-Class A(a)                                      3,547                                  118,335
--------------------------------------------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)                                         25,190                                  796,256
--------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings Inc.-Class A(a)                                      17,800                                  552,156
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,138,985
================================================================================================================================

COMMUNICATIONS EQUIPMENT--12.79%
ADTRAN, Inc.                                                                     36,200                                  821,016
--------------------------------------------------------------------------------------------------------------------------------
Avaya Inc.(a)                                                                   140,270                                1,955,364
--------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                                          284,000                                5,140,400
--------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.(a)                                                    147,560                                2,778,555
--------------------------------------------------------------------------------------------------------------------------------
Corning Inc.(a)                                                                  95,860                                1,062,129
--------------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc.(a)                                                             15,200                                  462,992
--------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.(a)                                                       100,971                                2,382,916
--------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc.(a)                                                     292,190                                  926,242
--------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                  187,230                                3,377,629
--------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                    58,280                                2,275,251
--------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                         48,500                                1,257,120
--------------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc.(a)                                                                 82,500                                  758,175
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      23,197,789
================================================================================================================================

I-VITEC-QTR-1

                                                                                                                       MARKET
                                                                             SHARES                                    VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--6.91%
Apple Computer, Inc.(a)                                                         112,900                             $  4,374,875
--------------------------------------------------------------------------------------------------------------------------------
Dell Inc.(a)                                                                    113,300                                4,033,480
--------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                              78,100                                1,464,375
--------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                            31,100                                2,666,514
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,539,244
================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--4.70%
EMC Corp.(a)                                                                    247,500                                2,856,150
--------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc.-Class A(a)                                           36,600                                3,074,766
--------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.(a)                                                       65,400                                1,504,200
--------------------------------------------------------------------------------------------------------------------------------
Storage Technology Corp.(a)                                                      43,500                                1,098,810
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,533,926
================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--4.49%
Automatic Data Processing, Inc.                                                  43,300                                1,789,156
--------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.(a)                                                             38,900                                1,729,883
--------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                 53,000                                2,305,500
--------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                    77,100                                2,324,565
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,149,104
================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.43%
Amphenol Corp.-Class A(a)                                                        22,500                                  770,850
--------------------------------------------------------------------------------------------------------------------------------

ELECTRONIC MANUFACTURING SERVICES--0.58%
Sanmina-SCI Corp.(a)                                                             64,200                                  452,610
--------------------------------------------------------------------------------------------------------------------------------
Trimble Navigation Ltd.(a)                                                       19,200                                  606,720
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,059,330
================================================================================================================================

HEALTH CARE SERVICES--0.30%
Quest Diagnostics Inc.                                                            6,100                                  538,142
================================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.87%
Electronic Arts Inc.(a)                                                          34,500                                1,586,655
================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--2.34%
BellSouth Corp.                                                                  52,150                                1,414,308
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International Inc.(a)                                       25,300                                   84,249
--------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc.                                                          37,170                                  964,561
--------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                     17,155                                  345,330
--------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc.                                                      36,650                                1,443,277
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,251,725
================================================================================================================================

INTERNET RETAIL--2.03%
eBay Inc.(a)                                                                     40,140                                3,690,472
================================================================================================================================

I-VITEC-QTR-1

                                                                                                                       MARKET
                                                                             SHARES                                    VALUE
--------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--7.60%
CNET Networks, Inc.(a)                                                           41,300                             $    377,895
--------------------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc.(a)                                                               16,000                                  758,240
--------------------------------------------------------------------------------------------------------------------------------
iVillage Inc.(a)                                                                 94,600                                  567,600
--------------------------------------------------------------------------------------------------------------------------------
ValueClick, Inc.(a)                                                              61,400                                  579,616
--------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.(a)                                                               147,250                                2,927,330
--------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.(a)                                                                  253,060                                8,581,264
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      13,791,945
================================================================================================================================

IT CONSULTING & OTHER SERVICES--1.60%
Cognizant Technology Solutions Corp.-Class A(a)                                  95,000                                2,898,450
================================================================================================================================

MOVIES & ENTERTAINMENT--1.84%
Time Warner Inc.(a)                                                             207,100                                3,342,594
================================================================================================================================

OFFICE ELECTRONICS--1.52%
Zebra Technologies Corp.-Class A(a)                                              45,150                                2,754,601
================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.39%
BlueStream Ventures L.P. (Acquired 08/03/00-04/02/04; Cost
$2,099,401)(a)(c)(d)(e)                                                       2,193,750                                  705,510
================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.28%
KLA-Tencor Corp.(a)                                                              33,400                                1,385,432
--------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(a)                                                        35,100                                  933,309
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,318,741
================================================================================================================================

SEMICONDUCTORS--13.62%
Altera Corp.(a)                                                                 117,700                                2,303,389
--------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                             60,300                                2,338,434
--------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                                                        53,100                                1,449,099
--------------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.(a)                                                   92,800                                  820,352
--------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                      94,000                                1,885,640
--------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                          70,500                                2,554,920
--------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                  57,000                                2,410,530
--------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                        48,675                                1,306,437
--------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(a)                                                  98,000                                1,518,020
--------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.(a)                                                              86,200                                  759,422
--------------------------------------------------------------------------------------------------------------------------------
Semtech Corp.(a)                                                                 37,300                                  715,041
--------------------------------------------------------------------------------------------------------------------------------
Semiconductor HOLDRS Trust                                                       29,800                                  899,960
--------------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories Inc.(a)                                                     16,600                                  549,294
--------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                          163,770                                3,485,026
--------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                     63,400                                1,711,800
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      24,707,364
================================================================================================================================

I-VITEC-QTR-1

                                                                                                                       MARKET
                                                                             SHARES                                    VALUE
--------------------------------------------------------------------------------------------------------------------------------
SYSTEMS SOFTWARE--10.56%
Computer Associates International, Inc.                                          82,400                             $  2,167,120
--------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                 225,900                                6,246,135
--------------------------------------------------------------------------------------------------------------------------------
Novell, Inc.(a)                                                                 109,000                                  687,790
--------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                                 249,200                                2,810,976
--------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                                89,200                                4,895,296
--------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.(a)                                                       131,800                                2,346,040
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19,153,357
================================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.72%
CDW Corp.                                                                        22,400                                1,299,872
================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--2.43%
American Tower Corp.-Class A(a)                                                  22,500                                  345,375
--------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.(a)                                              45,300                                  674,064
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)                                           41,800                                  996,512
--------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.-Class A(a)                                                101,220                                1,678,228
--------------------------------------------------------------------------------------------------------------------------------
NII Holdings Inc.(a)                                                             17,300                                  712,933
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,407,112
--------------------------------------------------------------------------------------------------------------------------------
Total Domestic Common Stocks (Cost $143,579,919)                                                                     153,009,779
================================================================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--13.65%

AUSTRALIA--0.12%
Telstra Corp. Ltd. (Integrated Telecommunication Services)(f)                    62,880                                  212,715
================================================================================================================================

BERMUDA--1.49%
Accenture Ltd.-Class A (IT Consulting & Other Services)(a)                       32,900                                  889,945
--------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Semiconductors)(a)                                69,300                                1,810,809
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,700,754
================================================================================================================================

CANADA--1.98%
ATI Technologies Inc. (Semiconductors)(a)                                        68,200                                1,045,506
--------------------------------------------------------------------------------------------------------------------------------
Celestica Inc. (Electronic Manufacturing Services)(a)                            54,600                                  693,420
--------------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. (Application Software)(a)                                           22,200                                  788,544
--------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Communications Equipment)(a)                             8,700                                  664,158
--------------------------------------------------------------------------------------------------------------------------------
Telus Corp. (Integrated Telecommunication Services)                              19,500                                  405,026
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,596,654
================================================================================================================================

FINLAND --0.54%
Nokia Oyj-ADR (Communications Equipment)                                         71,963                                  987,332
================================================================================================================================

I-VITEC-QTR-1

                                                                                                                       MARKET
                                                                             SHARES                                    VALUE
--------------------------------------------------------------------------------------------------------------------------------
FRANCE--0.43%
France Telecom S.A. (Integrated Telecommunication Services)(a)(f)                31,210                             $    780,789
================================================================================================================================

GERMANY--1.75%
Deutsche Telekom A.G. (Integrated Telecommunication Services)(a)(f)              70,864                                1,321,771
--------------------------------------------------------------------------------------------------------------------------------
SAP A.G.-ADR (Application Software)                                              47,700                                1,857,915
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,179,686
================================================================================================================================

ISRAEL--1.17%
Check Point Software Technologies Ltd. (Systems Software)(a)                    125,200                                2,124,644
================================================================================================================================

ITALY--0.13%
Telecom Italia Mobile S.p.A. (Wireless Telecommunication Services)(f)            44,753                                  242,218
================================================================================================================================

JAPAN--0.15%
NTT DoCoMo, Inc. (Wireless Telecommunication Services)(f)                           159                                  270,177
================================================================================================================================

MEXICO--0.37%
America Movil S.A. de C.V.-Series L-ADR (Wireless
Telecommunication Services)                                                      17,030                                  664,681
================================================================================================================================

NEW ZEALAND--0.14%
Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)(f)     61,550                                  245,116
================================================================================================================================

PORTUGAL--0.42%
Portugal Telecom, SGPS, S.A.-ADR (Integrated Telecommunication Services)         68,930                                  758,230
================================================================================================================================

RUSSIA--0.80%
AO VimpelCom-ADR (Wireless Telecommunication Services)(a)                        13,300                                1,447,040
================================================================================================================================

SINGAPORE--0.53%
Flextronics International Ltd. (Electronic Manufacturing Services)(a)            73,200                                  969,900
================================================================================================================================

SOUTH KOREA--0.24%
SK Telecom Co., Ltd.-ADR (Wireless Telecommunication Services)                   22,660                                  440,737
================================================================================================================================

SPAIN--0.27%
Telefonica S.A. (Integrated Telecommunication Services)(f)                       32,380                                  486,523
================================================================================================================================

I-VITEC-QTR-1

                                                                                                                       MARKET
                                                                             SHARES                                     VALUE
--------------------------------------------------------------------------------------------------------------------------------
SWEDEN--1.12%
Telefonaktiebolaget LM Ericsson-ADR (Communications Equipment)(a)                64,790                            $   2,024,040
================================================================================================================================

TAIWAN--0.79%
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR (Semiconductors)                201,451                                1,438,360
================================================================================================================================

UNITED KINGDOM--1.21%
Amdocs Ltd. (Application Software)(a)                                           100,130                                2,185,838
================================================================================================================================
Total Foreign Stocks & Other Equity Interests (Cost $24,609,066)                                                      24,755,434
================================================================================================================================
MONEY MARKET FUNDS--1.80%
INVESCO Treasurer's Money Market Reserve Fund (Cost $3,260,778)(g)            3,260,778                                3,260,778
================================================================================================================================
TOTAL INVESTMENTS--99.79% (excluding investments
purchased with cash collateral from securities loaned) (Cost $171,449,763)                                           181,025,991
================================================================================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--0.21%
INVESCO Treasurer's Money Market Reserve Fund(g)(h)                             388,800                                  388,800
--------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash collateral from
securities loaned) (Cost $388,800)                                                                                       388,800
================================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $171,838,563)                                                                    $ 181,414,791
================================================================================================================================

I-VITEC-QTR-1

Investment Abbreviations:

ADR                       American Depositary Receipt
HOLDRS                    Holding Company Depositary Receipts

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at September 30, 2004 was 0.39% of the Fund's Total Investments. This security is considered to be illiquid.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at September 30, 2004 was 0.39% of the Fund's Total Investments. See Note 1A.

(e) The Fund has a remaining commitment of $1,181,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(f) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $3,559,309, which represented 1.96% of the Fund's Total Investments. See
      Note 1A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2. Effective October 15, 2004, INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio.

(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.

I-VITEC-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

I-VITEC-QTR-1

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase

I-VITEC-QTR-1
     transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. VENTURE CAPITAL INVESTMENTS -- The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as markets for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose the entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                        MARKET VALUE       PURCHASES        PROCEEDS     APPRECIATION   MARKET VALUE   DIVIDEND     REALIZED
FUND                      12/31/03          AT COST        FROM SALES   (DEPRECIATION)    09/30/04      INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
INVESCO
Treasurer's
Money Market
Reserve Fund           $   1,337,807    $  76,878,794    $(74,955,823)  $          --   $  3,260,778   $  28,631  $         --
==============================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED
                        MARKET VALUE       PURCHASES       PROCEEDS      APPRECIATION   MARKET VALUE   DIVIDEND     REALIZED
FUND                      12/31/03          AT COST       FROM SALES    (DEPRECIATION)    09/30/04      INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
INVESCO
Treasurer's
Money Market
Reserve Fund           $     382,325    $  82,137,794   $ (82,131,319)  $          --   $    388,800   $  13,690  $         --
------------------------------------------------------------------------------------------------------------------------------
      TOTAL            $   1,720,132    $ 159,016,588   $(157,087,142)  $          --   $  3,649,578   $  42,321  $         --
______________________________________________________________________________________________________________________________
==============================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

I-VITEC-QTR-1

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At September 30, 2004, securities with an aggregate value of $363,528 were on loan to brokers. The loans were secured by cash collateral of $388,800 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $13,690 for securities lending transactions.

NOTE 4--OPTION CONTRACTS WRITTEN

                        TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------
                                                  CALL OPTION CONTRACTS
                                          -------------------------------------
                                            NUMBER OF               PREMIUMS
                                            CONTRACTS               RECEIVED
-------------------------------------------------------------------------------
Beginning of period                                  --            $         --
-------------------------------------------------------------------------------
Written                                           2,252                 155,178
-------------------------------------------------------------------------------
Closed                                             (529)                (64,535)
-------------------------------------------------------------------------------
Expired                                          (1,723)                (90,643)
-------------------------------------------------------------------------------
End of period                                        --            $         --
===============================================================================


NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $170,804,554 and $174,969,856, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $ 19,396,217
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (11,864,048)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $  7,532,169
-------------------------------------------------------------------------------
Cost of investments for tax purposes is                            $173,882,622

I-VITEC-QTR-1

                         INVESCO VIF-TOTAL RETURN FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004

      Effective October 15, 2004, after the close of the reporting period, INVESCO VIF-Total Return Fund was renamed AIM V.I. Total Return Fund

YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com         I-VITRE-QTR-1 9/04              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)


                                                                                                                         MARKET
                                                                           SHARES                                        VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--65.22%
AEROSPACE & DEFENSE--2.56%
Honeywell International Inc.                                                 4,450                                    $   159,577
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                    2,200                                        205,436
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          365,013
=================================================================================================================================

ALUMINUM--0.95%
Alcoa Inc.                                                                   4,020                                        135,032
=================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.89%
Bank of New York Co., Inc. (The)                                             4,370                                        127,473
=================================================================================================================================

BIOTECHNOLOGY--0.72%
Amgen Inc.(a)                                                                1,810                                        102,591
=================================================================================================================================

CASINOS & GAMING--0.77%
International Game Technology                                                3,050                                        109,647
=================================================================================================================================

COMMUNICATIONS EQUIPMENT--2.61%
Cisco Systems, Inc.(a)                                                      13,970                                        252,857
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                3,080                                        120,243
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          373,100
=================================================================================================================================

COMPUTER HARDWARE--2.25%
Dell Inc.(a)                                                                 5,640                                        200,784
---------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                        1,400                                        120,036
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          320,820
=================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.05%
EMC Corp.(a)                                                                13,030                                        150,366
=================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.77%
Deere & Co.                                                                  1,700                                        109,735
=================================================================================================================================

CONSUMER FINANCE--1.07%
MBNA Corp.                                                                   6,080                                        153,216
=================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.95%
First Data Corp.                                                             3,110                                        135,285
=================================================================================================================================

DIVERSIFIED CHEMICALS--1.54%
E. I. du Pont de Nemours & Co.                                               2,830                                        121,124
---------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                         1,620                                         99,273
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          220,397
=================================================================================================================================

DRUG RETAIL--1.55%
Walgreen Co.                                                                 6,190                                        221,788
=================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.99%
Emerson Electric Co.                                                         2,285                                        141,419
=================================================================================================================================

I-VITRE-QTR-1

                                                                                                                         MARKET
                                                                           SHARES                                        VALUE
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES-0.94%
Jabil Circuit, Inc.(a)                                                       5,860                                    $   134,780
=================================================================================================================================

FOREST PRODUCTS--0.87%
Weyerhaeuser Co.                                                             1,870                                        124,318
=================================================================================================================================

GENERAL MERCHANDISE STORES--1.41%
Target Corp.                                                                 4,460                                        201,815
=================================================================================================================================

HEALTH CARE EQUIPMENT--1.38%
Boston Scientific Corp.(a)                                                   2,340                                         92,968
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                              2,010                                        104,319
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          197,287
=================================================================================================================================

HOME IMPROVEMENT RETAIL--2.48%
Home Depot, Inc. (The)                                                       3,580                                        140,336
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                            3,930                                        213,595
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          353,931
=================================================================================================================================

HOUSEHOLD PRODUCTS--0.77%
Procter & Gamble Co. (The)                                                   2,030                                        109,864
=================================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.59%
Wal-Mart Stores, Inc.                                                        1,590                                         84,588
=================================================================================================================================

INDUSTRIAL CONGLOMERATES--1.89%
General Electric Co.                                                         8,030                                        269,647
=================================================================================================================================

INDUSTRIAL GASES--2.65%
Air Products & Chemicals, Inc.                                               2,720                                        147,914
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                5,390                                        230,369
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          378,283
=================================================================================================================================

INDUSTRIAL MACHINERY--4.09%
Eaton Corp.                                                                  3,910                                        247,933
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                     1,570                                        146,277
---------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                                         2,780                                        188,957
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          583,167
=================================================================================================================================

INTERNET RETAIL--1.04%
eBay Inc.(a)                                                                 1,620                                        148,943
=================================================================================================================================

INVESTMENT BANKING & BROKERAGE--4.28%
Goldman Sachs Group, Inc. (The)                                              2,560                                        238,694
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                    3,110                                        154,629
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                               4,400                                        216,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          610,243
=================================================================================================================================

MOVIES & ENTERTAINMENT--0.71%
Viacom Inc.-Class B                                                          3,030                                        101,687
=================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.59%
Citigroup Inc.                                                               5,613                                        247,645
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                         3,080                                        122,368
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          370,013
=================================================================================================================================

I-VITRE-QTR-1

                                                                                                                         MARKET
                                                                           SHARES                                        VALUE
---------------------------------------------------------------------------------------------------------------------------------
PAPER PRODUCTS--0.08%
International Paper Co.                                                        270                                    $    10,911
=================================================================================================================================

PHARMACEUTICALS--6.97%
Johnson & Johnson                                                            7,100                                        399,943
---------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                            2,500                                        150,125
---------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                 11,280                                        345,168
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                        2,670                                         99,858
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          995,094
=================================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.78%
Applied Materials, Inc.(a)                                                   6,710                                        110,648
=================================================================================================================================

SEMICONDUCTORS--4.69%
Altera Corp.(a)                                                              5,340                                        104,504
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                  8,910                                        178,735
---------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                      3,580                                        129,739
---------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                              1,700                                         71,893
---------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                       8,690                                        184,923
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          669,794
=================================================================================================================================

SOFT DRINKS--0.68%
PepsiCo, Inc.                                                                1,980                                         96,327
=================================================================================================================================

SPECIALTY STORES--1.14%
Bed Bath & Beyond Inc.(a)                                                    2,670                                         99,084
---------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                2,060                                         63,324
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          162,408
=================================================================================================================================

SYSTEMS SOFTWARE--2.88%
Microsoft Corp.                                                              9,590                                        265,163
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                            2,670                                        146,530
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          411,693
=================================================================================================================================

THRIFTS & MORTGAGE FINANCE--3.64%
Fannie Mae                                                                   2,690                                        170,546
---------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                        4,040                                        163,943
---------------------------------------------------------------------------------------------------------------------------------
Radian Group Inc.                                                            3,990                                        184,458
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          518,947
=================================================================================================================================

Total  Common Stocks (Cost $9,131,995)                                                                                  9,310,270
_________________________________________________________________________________________________________________________________
=================================================================================================================================

U.S. MORTGAGE-BACKED SECURITIES--10.54%                                 PRINICPAL
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--10.54%                     AMOUNT
Pass Through Ctfs.,
      5.00%, 01/01/17 to 03/01/34(b)                                   $   550,213                                        556,188
---------------------------------------------------------------------------------------------------------------------------------
      4.50%, 05/01/18(b)                                                   801,394                                        801,189
---------------------------------------------------------------------------------------------------------------------------------
      5.50%, 10/01/34(b)                                                   145,014                                        147,159
---------------------------------------------------------------------------------------------------------------------------------
Total U.S. Mortgage-Backed Securities (Cost $1,510,487)                                                                 1,504,536
=================================================================================================================================

I-VITRE-QTR-1

                                                                             PRINICPAL                                  MARKET
                                                                              AMOUNT                                    VALUE
--------------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES--9.18%
AUTOMOBILE MANUFACTURERS--0.18%
Ford Motor Co., Unsec. Global Notes, 7.45%, 07/16/31(b)                      $    5,000                               $    4,925
--------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Sr. Unsec. Global Deb., 8.25%, 07/15/23(b)                 20,000                                   21,195
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          26,120
================================================================================================================================

BROADCASTING & CABLE TV--0.46%
Clear Channel Communications, Inc., Sr. Unsec. Notes,  5.00%,
     03/15/12(b)                                                                 10,000                                    9,851
--------------------------------------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., Sr. Unsec. Unsub. Notes,
     6.75%,01/30/11(b)                                                           50,000                                   55,555
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          65,406
================================================================================================================================

CONSUMER FINANCE--0.92%
Capital One Bank, Sub. Notes, 6.50%, 06/13/13(b)                                 15,000                                   16,494
--------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.,
      Global Notes, 7.88%, 06/15/10(b)                                           10,000                                   11,177
--------------------------------------------------------------------------------------------------------------------------------
      Unsec. Global Notes, 7.38%, 10/28/09(b)                                    10,000                                   10,962
--------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Floating Rate Notes,
     2.56%, 07/16/07(b)(c)                                                       15,000                                   15,027
--------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Global Notes, 6.75%, 05/15/11(b)             20,000                                   22,551
--------------------------------------------------------------------------------------------------------------------------------
MBNA Corp., Notes, 6.13%, 03/01/13(b)                                            50,000                                   54,118
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         130,329
================================================================================================================================

DIVERSIFIED CAPITAL MARKETS--0.31%
Credit Suisse First Boston U.S.A. Inc., Global Notes, 6.13%, 11/15/11(b)         10,000                                   10,855
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., Global Sub. Notes, 6.75%, 02/01/11(b)                   30,000                                   33,735
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          44,590
================================================================================================================================

ELECTRIC UTILITIES--0.85%
Columbus Southern Power Co.-Series C, Sr. Unsec. Global Notes,
     5.50%, 03/01/13(b)                                                          35,000                                   36,564
--------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., First Mortgage Bonds, 6.05%, 03/01/34(b)             30,000                                   30,392
--------------------------------------------------------------------------------------------------------------------------------
PPL Energy Supply LLC-Series A, Sr. Unsec. Global Notes,
     6.40%, 11/01/11(b)                                                          10,000                                   10,921
--------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., Sr. Global Notes,
     6.13%, 03/15/08(b)                                                          15,000                                   16,030
--------------------------------------------------------------------------------------------------------------------------------
     7.00%, 03/15/13(b)                                                          25,000                                   28,176
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         122,083
================================================================================================================================

FOREST PRODUCTS--0.16%
Weyerhaeuser Co., Unsec. Global Deb., 7.38%, 03/15/32(b)                         20,000                                   23,179
================================================================================================================================

HOMEBUILDING--0.18%
Centex Corp., Sr. Unsec. Notes, 5.70%, 05/15/14(b)                               25,000                                   25,848
================================================================================================================================

HOUSEHOLD PRODUCTS--0.76%
Colgate-Palmolive Co.-Series C, Medium Term Notes, 5.58%, 11/06/08(b)           100,000                                  108,409
================================================================================================================================

I-VITRE-QTR-1

                                                                             PRINICPAL                                  MARKET
                                                                              AMOUNT                                    VALUE
--------------------------------------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS--0.31%
Duke Energy Field Services Corp., Sr. Unsec. Notes, 8.13%, 08/16/30(b)      $    35,000                              $    43,790
================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--2.07%
BellSouth Corp., Global Bonds, 5.20%, 09/15/14(b)                                15,000                                   15,144
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V. (Netherlands), Unsec.
      Gtd. Unsub. Global Bonds, 8.75%, 06/15/30(b)                               10,000                                   12,914
--------------------------------------------------------------------------------------------------------------------------------
GTE Northwest, Inc.-Series D, Unsec. Unsub. Deb., 5.55%, 10/15/08(b)(d)         100,000                                  105,832
--------------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V. (Netherlands), Sr. Unsub. Global
      Notes, 8.00%, 10/01/10(b)                                                  20,000                                   23,766
--------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28(b)            5,000                                    5,248
--------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital (Luxembourg)-Class B, Gtd. Notes, 5.25%,
      11/15/13 (Acquired 10/22/03; Cost $24,936)(b)(e)                           25,000                                   25,518
--------------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec. Global Notes, 6.13%,
      06/15/07(b)                                                               100,000                                  107,173
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         295,595
================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.57%
Goldman Sachs Group, Inc. (The), Global Notes, 4.75%, 07/15/13(b)                15,000                                   14,719
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Unsec. Unsub. Global Notes, 3.50%,
      08/07/08(b)                                                                10,000                                    9,918
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B, Medium Term Notes, 5.30%,
      09/30/15(b)                                                                 5,000                                    5,145
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Sr. Unsec. Unsub. Global Notes, 5.30%, 03/01/13(b)               50,000                                   51,240
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          81,022
================================================================================================================================

MULTI-LINE INSURANCE--0.20%
Loews Corp., Unsec. Unsub. Notes, 5.25%, 03/15/16(b)                             30,000                                   29,012
================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.24%
XTO Energy, Inc.,
      Notes, 5.00%, 01/31/15 (Acquired 09/20/04; Cost $14,988)(b)(e)             15,000                                   15,067
--------------------------------------------------------------------------------------------------------------------------------
      Unsec. Notes, 4.90%, 02/01/14(b)                                           20,000                                   19,963
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          35,030
================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.16%
Valero Energy Corp., Unsec. Notes, 7.50%, 04/15/32(b)                            20,000                                   23,275
================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.83%
Citigroup Inc., Sr. Unsec. Global Notes, 4.13%, 06/30/05(b)                     100,000                                  101,258
--------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec. Gtd. Unsub. Global
      Notes, 8.00%, 11/15/11(b)                                                  15,000                                   17,027
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         118,285
================================================================================================================================

PUBLISHING--0.15%
News America Inc., Sr. Unsec. Gtd. Global Notes,, 6.55%, 03/15/33(b)             20,000                                   21,163
================================================================================================================================

REAL ESTATE--0.27%
Simon Property Group, L.P., Unsec. Unsub. Global Notes, 6.35%,
      08/28/12(b)                                                                35,000                                   38,104
================================================================================================================================

I-VITRE-QTR-1

                                                                             PRINICPAL                                  MARKET
                                                                              AMOUNT                                    VALUE
--------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN DEBT--0.30%
United Mexican States (Mexico),
     Global Notes,  6.75%, 09/27/34(b)                                      $    15,000                              $    14,445
--------------------------------------------------------------------------------------------------------------------------------
     Series A, Medium Term Global Notes, 7.50%, 01/14/12(b)                      25,000                                   28,216
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          42,661
================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.21%
Countrywide Home Loans, Inc.,-Series M, Gtd. Medium Term Notes,
      4.13%, 09/15/09(b)                                                         30,000                                   29,968
================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.05%
AT&T Wireless Services Inc., Sr. Unsec. Unsub. Global Notes, 8.75%,
      03/01/31(b)                                                                 5,000                                    6,575
================================================================================================================================

Total  Bonds & Notes (Cost $1,266,631)                                                                                 1,310,444
================================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--5.56%
FEDERAL HOME LOAN BANK--0.81%
 Unsec. Global Bonds, 3.63%, 11/14/08(b)                                        115,000                                  115,390
================================================================================================================================

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--4.75%
Unsec. Global Notes,
      2.88%, 09/15/05(b)                                                        150,000                                  150,706
--------------------------------------------------------------------------------------------------------------------------------
      2.38%, 04/15/06(b)                                                        400,000                                  398,651
--------------------------------------------------------------------------------------------------------------------------------
      6.25%, 07/15/32(b)                                                         45,000                                   50,757
--------------------------------------------------------------------------------------------------------------------------------
Unsec. Notes,
      4.88%, 03/15/07(b)                                                         75,000                                   78,347
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         678,461
================================================================================================================================
Total U.S. Government Agency Securities (Cost $792,108)                                                                  793,851
________________________________________________________________________________________________________________________________
================================================================================================================================

U.S. TREASURY SECURITIES--3.51%
U.S. TREASURY NOTES--0.96%
      4.25%, 11/15/13(b)                                                        135,000                                  136,773
--------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BONDS--2.55%
      7.25%, 05/15/16(b)                                                         75,000                                   94,453
--------------------------------------------------------------------------------------------------------------------------------
      8.13%, 08/15/19(b)                                                         60,000                                   82,115
--------------------------------------------------------------------------------------------------------------------------------
      6.00%, 02/15/26(b)                                                        165,000                                  188,152
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         364,720
================================================================================================================================

Total U.S. Treasury Securities (Cost $496,772)                                                                           501,493
________________________________________________________________________________________________________________________________
================================================================================================================================

ASSET-BACKED SECURITIES-3.43%
COMMERCIAL MORTGAGE OBLIGATIONS--3.43%
ABN AMRO Holding N.V. (Netherlands)-Series 2003-10, Class A1,
      Pass Through Ctfs., 4.50%, 09/25/18(b)                                     49,607                                   49,330
--------------------------------------------------------------------------------------------------------------------------------
Capital One Multi-Asset Execution Trust-Series 2003-B4, Floating
      Rate Pass Through Ctfs., 2.56%, 07/15/11(b)(f)                             35,000                                   35,639
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.-Series 2004-AR3,
      Class 5A1, Pass Through Ctfs., 4.83%, 04/25/34(b)                          45,510                                   45,913
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.-Series 2004-AR7,
      Class 2A1, Pass Through Ctfs., 4.91%, 11/25/34(b)                          49,151                                   49,840
--------------------------------------------------------------------------------------------------------------------------------

I-VITRE-QTR-1

                                                                             PRINICPAL                                  MARKET
                                                                              AMOUNT                                    VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE OBLIGATIONS--(CONTINUED)
Fannie Mae Whole Loan-Series 2004-W2, Class 4A, Pass Through
      Ctfs., 4.32%, 02/25/44(b)                                             $    58,897                              $    60,576
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Grantor Trust-Series 2004-T1, Class 2A, Pass Through
      Ctfs., 3.80%, 08/25/43(b)                                                 125,906                                  126,894
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust-Series 2004-6AR, Class 2A2,
      Pass Through Ctfs., 4.22%, 08/25/34(b)                                     19,110                                   19,327
--------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp.-Series 2004-2AC, Class A1, Pass
      Through Ctfs., 5.06%, 02/25/34(b)                                          84,928                                   85,975
--------------------------------------------------------------------------------------------------------------------------------
Vanderbilt Mortgage Finance Inc.-Series 2002-B, Class A4, Pass
      Through Ctfs., 5.84%, 02/07/26(b)                                          15,000                                   15,231
--------------------------------------------------------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost $492,087)                                                                            488,725
================================================================================================================================

                                                                          SHARES
MONEY MARKET FUNDS--2.56%
INVESCO Treasurer's Money Market Reserve Fund   (Cost $365,915)(g)              365,915                                  365,915
================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $14,055,995)                                                                      $ 14,275,234
________________________________________________________________________________________________________________________________
================================================================================================================================

Investment Abbreviations

Ctfs.                                   Certificates
Deb.                                    Debentures
Gtd.                                    Guaranteed
Sr.                                     Senior
Sub.                                    Subordinated
Unsec.                                  Unsecured
Unsub.                                  Unsubordinated

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2004 was $4,599,049, which represented 32.22% of the Fund's Total Investments. See Note 1A.

(c) Interest rate is redetermined quarterly. Rate shown is rate in effect on September 30, 2004.

(d) Principal and interest payments are secured by bond insurance provided by MBIA Insurance Corp.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $40,585, which represented 0.28% of the Fund's total investments. These securites are considered to be illiquid.

(f) Interest rate is redetermined monthly. Rate shown is rate in effect on September 30, 2004.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. Effective October 15, 2004, the INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio. See Note 2.

See accompanying notes which are an integral part of this schedule.

I-VITRE-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

      Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

      Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

      Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.


      Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

I-VITRE-QTR-1

      Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.


NOTE  2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               MARKET                     PROCEEDS      UNREALIZED        MARKET
                               VALUE       PURCHASES       FROM        APPRECIATION       VALUE       DIVIDEND    REALIZED
FUND                          12/31/03      AT COST        SALES      (DEPRECIATION)     09/30/04      INCOME    GAIN/(LOSS)
---------------------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's Money
Market Reserve Fund         $    680,734   $4,878,529   $(5,193,348)  $          --    $    365,915   $  4,777   $       --
---------------------------------------------------------------------------------------------------------------------------


NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $8,646,624 and $9,272,044, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                                               $   830,938
--------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                                (623,187)
--------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                                     $   207,751
====================================================================================================================

Cost of investments for tax purposes is $14,067,483.

I-VITRE-QTR-1

                           INVESCO VIF-UTILITIES FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004

      Effective October 15, 2004, after the close of the reporting period, INVESCO VIF-Utilities Fund was renamed AIM V.I. Utilities Fund

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com           I-VIUTI-QTR-1 9/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                                           MARKET
                                                                                                        SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--81.44%

DIVERSIFIED METALS & MINING--1.93%
Peabody Energy Corp.                                                                                        38,000     $  2,261,000
===================================================================================================================================

ELECTRIC UTILITIES--41.41%
Ameren Corp.                                                                                                70,000        3,230,500
-----------------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                                           71,200        2,275,552
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                                                                   135,000        1,398,600
-----------------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                               60,000        2,376,000
-----------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co.                                                                                              24,700        1,042,093
-----------------------------------------------------------------------------------------------------------------------------------
Edison International                                                                                       108,500        2,876,335
-----------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                               82,100        4,976,081
-----------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                               135,424        4,968,707
-----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                          113,800        4,674,904
-----------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                             61,200        4,181,184
-----------------------------------------------------------------------------------------------------------------------------------
OGE Energy Corp.                                                                                            54,700        1,380,081
-----------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.(a)                                                                                              155,400        4,724,160
-----------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                                   69,800        3,293,164
-----------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                                  128,000        6,133,760
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                                                      32,800        1,046,320
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         48,577,441
===================================================================================================================================

GAS UTILITIES--3.54%
KeySpan Corp.                                                                                               79,400        3,112,480
-----------------------------------------------------------------------------------------------------------------------------------
Peoples Energy Corp.                                                                                        25,000        1,042,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,154,480
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--9.50%
Citizens Communications Co.                                                                                222,100        2,973,919
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc.                                                                                     95,606        2,480,976
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                               140,000        2,818,200
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc.                                                                                 72,919        2,871,550
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         11,144,645
===================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--18.60%
Calpine Corp.(a)                                                                                           865,000        2,508,500
-----------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                                    76,000        4,959,000
-----------------------------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                                                   54,700        2,970,757
-----------------------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                                                 80,000        2,081,600
-----------------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                               87,000        3,986,340
-----------------------------------------------------------------------------------------------------------------------------------



                                      F-1
I-VIUTI-QTR-1

                                                                                                                           MARKET
                                                                                                        SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER--(CONTINUED)
SCANA Corp.                                                                                                 42,100     $  1,572,014
-----------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                              103,400        3,742,046
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         21,820,257
===================================================================================================================================

OIL & GAS REFINING, MARKETING & Transportation--4.90%
Kinder Morgan, Inc.                                                                                         38,300        2,406,006
-----------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                                  276,300        3,343,230
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,749,236
===================================================================================================================================

WATER UTILITIES--1.56%
Aqua America Inc.                                                                                           82,800        1,830,708
===================================================================================================================================

Total Domestic Common Stocks (Cost $84,707,538)                                                                          95,537,767
===================================================================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--13.71%

FRANCE--1.61%
Veolia Environnement (Multi-Utilities & Unregulated Power)(b)                                               65,400        1,887,712
===================================================================================================================================

GERMANY--2.22%
E.ON A.G. (Electric Utilities)(b)                                                                           35,170        2,601,932
===================================================================================================================================

ITALY--2.44%
Snam Rete Gas S.p.A (Gas Utilities)(b)                                                                     197,400          957,420
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A. RNC (Integrated Telecommunication Services)(b)                                       220,222          506,666
-----------------------------------------------------------------------------------------------------------------------------------
Terna S.p.A. (Electric Utilities)(a)                                                                       587,400        1,398,889
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,862,975
===================================================================================================================================

SPAIN--1.47%
Iberdrola S.A. (Electric Utilities)(b)                                                                      27,400          570,494
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A. (Integrated Telecommunication Services)(b)                                                  76,705        1,152,524
===================================================================================================================================
                                                                                                                          1,723,018
===================================================================================================================================

UNITED KINGDOM--5.97%
Centrica PLC (Gas Utilities)(b)                                                                            492,500        2,243,590
-----------------------------------------------------------------------------------------------------------------------------------
National Grid Transco PLC (Multi-Utilities & Unregulated Power)(b)                                         218,942        1,853,982
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Telecommunication Services)(b)                                                803,526        1,929,721
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC-ADR (Wireless Telecommunication Services)                                                40,600          978,866
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,006,159
===================================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost $14,417,520)                                                         16,081,796
===================================================================================================================================

                                      F-2
I-VIUTI-QTR-1

                                                                                                       PRINCIPAL           MARKET
                                                                                                        AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------

BONDS & NOTES--0.27%

ELECTRIC UTILITIES--0.18%
AmerenEnergy Generating Co.-Series C, Sr. Unsec. Global Notes, 7.75%, 11/01/05(c)                     $    100,000     $    105,490
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec. Notes, 7.13%, 12/15/05(c)                                        100,000          105,047
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            210,537
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.09%
British Telecommunications PLC (United Kingdom), Global Notes, 7.88%, 12/15/05(c)                          100,000          105,922
===================================================================================================================================

Total Bonds & Notes (Cost $316,290)                                                                                         316,459
===================================================================================================================================

                                                                                                          SHARES
                                                                                                          ------
MONEY MARKET FUNDS--4.58%
INVESCO Treasurer's Money Market Reserve Fund (Cost $5,373,985)(d)                                       5,373,985        5,373,985
===================================================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $104,815,333)                                                                         $117,310,007
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Investment Abbreviations:

ADR               American Depositary Receipt
Sr.               Senior
Unsec.            Unsecured

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $13,704,041, which represented 11.68% of the Fund's Total Investments. See
      Note 1A.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2004 was $316,459, which represented 0.27% of the Fund's Total Investments. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. Effective October 15, 2004, the INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio. See Note 2.

      See accompanying notes which are an integral part of this schedule.

                                      F-3
I-VIUTI-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced



                                      F-4
I-VIUTI-QTR-1
      at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds. Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.



                                      F-5
I-VIUTI-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

      INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                           MARKET                        PROCEEDS        UNREALIZED        MARKET                         REALIZED
                           VALUE         PURCHASES         FROM         APPRECIATION       VALUE          DIVIDEND          GAIN
FUND                      12/31/03        AT COST          SALES       (DEPRECIATION)     09/30/04         INCOME          (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's
Money Market
Reserve Fund            $ 3,151,179     $62,344,453    $(60,121,647)    $         --      $5,373,985      $ 57,554        $       --
====================================================================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $72,475,572 and $42,181,613, respectively.

      Receivable for investments matured represents the estimated proceeds to the fund by Candescent Technologies Corp. which is in default with respect to the principle payments on $527,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which were due May 1, 2003. This estimate was determined in accordance with fair value procedures authorized by the Board of Trustees.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                         $ 12,645,147
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (1,081,767)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                               $ 11,563,380
===============================================================================================

Cost of investments for tax purposes is $105,746,627.

                                      F-6
I-VIUTI-QTR-1

Item 2. Controls and Procedures.

     (a) As of September 21, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 21, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, on September 20, 2004, the Registrant appointed a Chief Compliance Officer ("Registrant CCO") who reports to the Registrant's Board of Trustees. The Registrant CCO also serves as Chief Compliance Officer of A I M Advisors, Inc. ("AIM"), the investment advisor for the series portfolios of the Registrant. The Registrant CCO is a member of the Disclosure Controls Committee ("DCC") for the Registrant, which reports to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). The DCC is made up of employees of AIM some of whom are officers of the Registrant. Among other things, the DCC assists the PEO and PFO in their responsibilities related to internal control over financial reporting. The addition of the Registrant CCO is expected to enhance the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Variable Insurance Funds

By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2004

By:      /s/ SIDNEY M. DILGREN
         ---------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    November 29, 2004

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.